As filed with the Securities and Exchange Commission on January 28, 2016

  File No. 033-22821
  File No. 811-05601

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

  REGISTRATION STATEMENT UNDER THE
  SECURITIES ACT OF 1933

  POST-EFFECTIVE AMENDMENT NO. 67  ☒

  and

  REGISTRATION STATEMENT UNDER THE
  INVESTMENT COMPANY ACT OF 1940

  AMENDMENT NO. 68  ☒

SEI INSTITUTIONAL INTERNATIONAL TRUST
(Formerly, "SEI International Trust")
(Exact Name of Registrant as Specified in Charter)

SEI Investments Company
One Freedom Valley Drive
Oaks, Pennsylvania 19456
610-676-1000

Timothy D. Barto
SEI Investments Company
One Freedom Valley Drive
Oaks, Pennsylvania 19456

Copy to:

Timothy W. Levin, Esquire
Morgan, Lewis & Bockius LLP
1701 Market Street
Philadelphia, Pennsylvania 19103

Title of Securities Being Registered. . .Units of Beneficial Interest

It is proposed that this filing become effective (check appropriate box)

  ☐  immediately upon filing pursuant to paragraph (b)
  ☒  on January 31, 2016 pursuant to paragraph (b)
  ☐  60 days after filing pursuant to paragraph (a)(1)
  ☐  on [date] pursuant to paragraph (a)(1)
  ☐  75 days after filing pursuant to paragraph (a)(2)
  ☐  on [date] pursuant to paragraph (a)(2) of Rule 485.

  If appropriate, check the following box:

  ☐  This post-effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

January 31, 2016

PROSPECTUS

SEI Institutional International Trust

Class A Shares

›  International Equity Fund (SEITX)

›  Emerging Markets Equity Fund (SIEMX)

›  International Fixed Income Fund (SEFIX)

›  Emerging Markets Debt Fund (SITEX)

The Securities and Exchange Commission and the Commodity Futures Trading Commission have not approved or disapproved these securities or this pool, or passed upon the adequacy or accuracy of this prospectus. Any representation to the contrary is a criminal offense.

Not all Funds appearing in this prospectus are available for purchase in all states. You may purchase Fund shares only if they are registered in your state.

seic.com

SEI / PROSPECTUS

SEI INSTITUTIONAL INTERNATIONAL TRUST

About This Prospectus

FUND SUMMARY
INTERNATIONAL EQUITY FUND	1
EMERGING MARKETS EQUITY FUND	7
INTERNATIONAL FIXED INCOME FUND	13
EMERGING MARKETS DEBT FUND	20
Purchase and Sale of Fund Shares	27
Tax Information	27
Payments to Broker-Dealers and Other Financial Intermediaries	27
MORE INFORMATION ABOUT INVESTMENTS	28
MORE INFORMATION ABOUT RISKS	28
Risk Information Common to the Funds	28
More Information About Principal Risks	29
GLOBAL ASSET ALLOCATION	41
MORE INFORMATION ABOUT THE FUNDS' BENCHMARK INDEXES	42
INVESTMENT ADVISER	42
SUB-ADVISERS	44
Information About Fee Waivers	45
Sub-Advisers and Portfolio Managers	45
Legal Proceedings	54
PURCHASING, EXCHANGING AND SELLING FUND SHARES	54
HOW TO PURCHASE FUND SHARES	54
Pricing of Fund Shares	55
Frequent Purchases and Redemptions of Fund Shares	58
Foreign Investors	59
Customer Identification and Verification and Anti-Money Laundering Program	59
HOW TO EXCHANGE YOUR FUND SHARES	60
HOW TO SELL YOUR FUND SHARES	60
Receiving Your Money	61
Redemptions in Kind	61
Suspension of Your Right to Sell Your Shares	61
Large Redemptions	61
Telephone Transactions	61
DISTRIBUTION AND SERVICE OF FUND SHARES	61
DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION	62
DIVIDENDS, DISTRIBUTIONS AND TAXES	62
Dividends and Distributions	62
Taxes	62
FINANCIAL HIGHLIGHTS	65
HOW TO OBTAIN MORE INFORMATION ABOUT SEI INSTITUTIONAL INTERNATIONAL TRUST	Back Cover

SEI / PROSPECTUS

INTERNATIONAL EQUITY FUND

Fund Summary

Investment Goal

Long-term capital appreciation.

Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class A Shares
Management Fees	0.51%
Distribution (12b-1) Fees	None
Other Expenses	0.73%
Total Annual Fund Operating Expenses	1.24%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
International Equity Fund — Class A Shares	$126	$393	$681	$1,500

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 68% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the International Equity Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities. Equity securities may include common stocks, preferred stock, warrants, participation notes and depositary receipts. The Fund will invest primarily in equity securities of issuers of all capitalization ranges that are located in at least three countries other than the U.S. It is expected that at least 40% of the Fund's assets will be invested outside the U.S. The Fund will invest primarily in companies located in developed countries,

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but may also invest in companies located in emerging markets. Generally, the Fund will invest less than 20% of its assets in emerging markets. Emerging market countries are those countries that are: (i) characterized as developing or emerging by any of the World Bank, the United Nations, the International Finance Corporation, or the European Bank for Reconstruction and Development; (ii) included in an emerging markets index by a recognized index provider; or (iii) countries with similar developing or emerging characteristics as countries classified as emerging market countries pursuant to sub-paragraph (i) and (ii) above, in each case determined at the time of purchase.

The Fund uses a multi-manager approach, relying upon a number of sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers) with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SEI Investments Management Corporation (SIMC), the Fund's adviser.

The Fund may invest in futures contracts, forward contracts and options for hedging purposes, including seeking to manage the Fund's currency exposure to foreign securities and mitigate the Fund's overall risk.

The Fund may purchase shares of exchange-traded funds (ETFs) to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities or other instruments directly.

Principal Risks

Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Currency Risk — As a result of the Fund's investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected. Currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

Depositary Receipts Risk — Depositary receipts, such as American Depositary Receipts (ADRs), are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments.

Derivatives Risk — The Fund's use of futures contracts, forward contracts and options is subject to market risk, leverage risk, correlation risk and liquidity risk. Leverage risk, liquidity risk and market risk are described below. Many over-the-counter (OTC) derivative instruments will not have liquidity beyond the counterparty to the instrument. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Fund's use of OTC forward contracts is also subject to credit risk and valuation risk. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Credit risk is described above. Each of the above risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

Equity Market Risk — The risk that stock prices will fall over short or extended periods of time.

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Exchange-Traded Funds Risk — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses.

Foreign Investment/Emerging Markets Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries because political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Investment Style Risk — The risk that developed international equity securities may underperform other segments of the equity markets or the equity markets as a whole.

Leverage Risk — The Fund's use of derivatives may result in the Fund's total investment exposure substantially exceeding the value of its portfolio securities and the Fund's investment returns depending substantially on the performance of securities that the Fund may not directly own. The use of leverage can amplify the effects of market volatility on the Fund's share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. The Fund's use of leverage may result in a heightened risk of investment loss.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole.

Participation Notes (P-Notes) Risk — P-Notes are participation interest notes that are issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying equity, debt, currency or market. Investments in P-Notes involve the same risks associated with a direct investment in the underlying foreign companies of foreign securities markets that they seek to replicate. However, there can be no assurance that the trading price of P-Notes will equal the underlying value of the foreign companies or foreign securities markets that they seek to replicate.

Small and Medium Capitalization Risk — The risk that small and medium capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small capitalization and medium capitalization stocks may be more volatile than those of larger companies. Small capitalization and medium capitalization stocks may be traded OTC or listed on an exchange.

Warrants Risk — Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Warrants may be more speculative than other types of investments.

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The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. A warrant ceases to have value if it is not exercised prior to its expiration date.

Investing in the Fund involves risk, and there is no guarantee that the Fund will achieve its investment goal. You could lose money on your investment in the Fund, just as you could with other investments.

Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Best Quarter: 22.98% (06/30/09)

Worst Quarter: -26.13% (09/30/08)

Average Annual Total Returns (for the periods ended December 31, 2015)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In the event of negative performance, the Fund's returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, the Fund's returns after taxes on distributions and sale of Fund shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.

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International Equity Fund — Class A Shares	1 Year	5 Years	10 Years	Since Inception* (12/20/1989)
Return Before Taxes	1.86%	3.11%	0.68%	3.29%
Return After Taxes on Distributions	1.42%	2.86%	0.06%	2.48%
Return After Taxes on Distributions and Sale of Fund Shares	1.06%	2.51%	0.72%	2.57%
MSCI EAFE Index Return (reflects no deduction for fees, expenses or taxes)	-0.81%	3.60%	3.03%	4.11%

* Index returns are shown from December 31, 1989.

Management

Investment Adviser and Portfolio Manager. SEI Investments Management Corporation

Portfolio Manager	Experience with the Fund	Title with Adviser
Sandra M. Ackermann-Schaufler, CFA	Since 2009	Portfolio Manager

Sub-Advisers and Portfolio Managers.

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Acadian Asset Management LLC	John Chisholm Asha Mehta	Since 2009 Since 2009	Executive Vice President, Chief Investment Officer Senior Vice President, Portfolio Manager
Blackcrane Capital, LLC	Daniel Y. Kim, CFA Aaron J. Bower, CFA	Since 2014 Since 2014	Chief Executive Officer, Chief Investment Officer Associate Portfolio Manager
Causeway Capital Management LLC	Sarah H. Ketterer Harry W. Hartford James A. Doyle Jonathan P. Eng Conor Muldoon, CFA Foster Corwith, CFA Alessandro Valentini, CFA Ellen Lee	Since 2010 Since 2010 Since 2010 Since 2010 Since 2010 Since 2013 Since 2013 Since 2015	Chief Executive Officer President Director Director Director Director Director Director
Henderson Global Investors (North America) Inc.	Matthew Beesley Sanjeev Lakhani	Since 2014 Since 2014	Director of Global Equities Investment Manager
INTECH Investment Management LLC	Adrian Banner, Ph.D. Joseph Runnels, CFA Vassilios Papathanakos, Ph.D. Phillip Whitman, Ph.D.	Since 2009 Since 2009 Since 2012 Since 2012	Chief Executive Officer and Chief Investment Officer Vice President — Portfolio Management Deputy Chief Investment Officer Portfolio Manager

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Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Neuberger Berman Investment Advisers LLC	Benjamin Segal, CFA	Since 2010	Managing Director
Tradewinds Global Investors, LLC	Peter L. Boardman	Since 2010	Managing Director, Portfolio Manager and Equity Analyst
WCM Investment Management	Paul R. Black Peter J. Hunkel Michael B. Trigg Kurt R. Winrich	Since 2015 Since 2015 Since 2015 Since 2015	Portfolio Manager, co-CEO Portfolio Manager & Business Analyst Portfolio Manager & Business Analyst Portfolio Manager, co-CEO

For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 27 of this prospectus.

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EMERGING MARKETS EQUITY FUND

Fund Summary

Investment Goal

Capital appreciation.

Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class A Shares
Management Fees	1.05%
Distribution (12b-1) Fees	None
Other Expenses	0.77%
Acquired Fund Fees and Expenses (AFFE)	0.02%
Total Annual Fund Operating Expenses	1.84%†
Fee Waivers and Expense Reimbursements	0.10%
Total Annual Fund Operating Expenses Less Fee Waivers and Expense Reimbursements	1.74%*

† The Fund incurred AFFE during the most recent fiscal year, and therefore the operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the prospectus). The financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds.

* Renewed as of January 31, 2016, SIMC, the Fund's investment adviser, has contractually agreed to waive its management fee as necessary to keep the management fee paid by the Fund during its fiscal year from exceeding 0.95%. This fee waiver agreement shall remain in effect until January 31, 2017 and, unless earlier terminated, shall be automatically renewed for successive one-year periods thereafter. The agreement may be amended or terminated only with the consent of the Board of Trustees.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Emerging Markets Equity Fund — Class A Shares	$177	$569	$986	$2,150

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PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 67% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Emerging Markets Equity Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of emerging market issuers. Equity securities may include common stocks, preferred stock, warrants, participation notes and depositary receipts. The Fund normally maintains investments in at least six emerging market countries and does not invest more than 35% of its total assets in any one emerging market country. Emerging market countries are those countries that are: (i) characterized as developing or emerging by any of the World Bank, the United Nations, the International Finance Corporation, or the European Bank for Reconstruction and Development; (ii) included in an emerging markets index by a recognized index provider; or (iii) countries with similar developing or emerging characteristics as countries classified as emerging market countries pursuant to sub-paragraph (i) and (ii) above, in each case determined at the time of purchase.

The Fund uses a multi-manager approach, relying upon a number of sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers) with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SEI Investments Management Corporation (SIMC), the Fund's adviser.

The Fund may invest in swaps based on a single security or an index of securities, futures contracts, forward contracts and options to synthetically obtain exposure to securities or baskets of securities or for hedging purposes, including seeking to manage the Fund's currency exposure to foreign securities and mitigate the Fund's overall risk. Swaps may be used to obtain exposure to different foreign equity markets.

The Fund may purchase shares of exchange-traded funds (ETFs) to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities or other instruments directly. The Fund may also invest a portion of its assets in securities of companies located in developed foreign countries and securities of small capitalization companies.

Principal Risks

Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Currency Risk — As a result of the Fund's investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected. Currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign

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governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

Depositary Receipts Risk — Depositary receipts, such as American Depositary Receipts (ADRs), are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments.

Derivatives Risk — The Fund's use of futures contracts, forward contracts, options and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Leverage risk, liquidity risk and market risk are described below. Many over-the-counter (OTC) derivative instruments will not have liquidity beyond the counterparty to the instrument. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Fund's use of OTC forward contracts and swap agreements is also subject to credit risk and valuation risk. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Credit risk is described above. Each of the above risks could cause the Fund to lose more than the principal amount invested in a derivative instrument. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund's initial investment. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. The Fund's use of derivatives may also increase the amount of taxes payable by shareholders. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation are not yet fully known and may not be for some time. New regulation of derivatives may make them more costly, may limit their availability or may otherwise adversely affect their value or performance.

Equity Market Risk — The risk that stock prices will fall over short or extended periods of time.

Exchange-Traded Funds Risk — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses.

Foreign Investment/Emerging Markets Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries because political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Investment Style Risk — The risk that emerging market equity securities may underperform other segments of the equity markets or the equity markets as a whole.

Leverage Risk — The Fund's use of derivatives may result in the Fund's total investment exposure substantially exceeding the value of its portfolio securities and the Fund's investment returns depending substantially on the performance of securities that the Fund may not directly own. The use of leverage can amplify the effects of market volatility on the Fund's share price and may also cause the Fund to

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liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. The Fund's use of leverage may result in a heightened risk of investment loss.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole.

Opportunity Risk — The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in other investments.

Participation Notes (P-Notes) Risk — P-Notes are participation interest notes that are issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying equity, debt, currency or market. Investments in P-Notes involve the same risks associated with a direct investment in the underlying foreign companies of foreign securities markets that they seek to replicate. However, there can be no assurance that the trading price of P-Notes will equal the underlying value of the foreign companies or foreign securities markets that they seek to replicate.

Small and Medium Capitalization Risk — The risk that small and medium capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small capitalization and medium capitalization stocks may be more volatile than those of larger companies. Small capitalization and medium capitalization stocks may be traded over the counter or listed on an exchange.

Warrants Risk — Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Warrants may be more speculative than other types of investments. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. A warrant ceases to have value if it is not exercised prior to its expiration date.

Investing in the Fund involves risk, and there is no guarantee that the Fund will achieve its investment goal. You could lose money on your investment in the Fund, just as you could with other investments.

Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

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Best Quarter: 34.40% (06/30/09)

Worst Quarter: -27.79% (12/31/08)

Average Annual Total Returns (for the periods ended December 31, 2015)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In the event of negative performance, the Fund's returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, the Fund's returns after taxes on distributions and sale of Fund shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.

Emerging Markets Equity Fund — Class A Shares	1 Year	5 Years	10 Years	Since Inception* (1/17/1995)
Return Before Taxes	-14.49%	-6.18%	1.59%	3.45%
Return After Taxes on Distributions	-14.79%	-6.18%	0.61%	2.92%
Return After Taxes on Distributions and Sale of Fund Shares	-8.20%	-4.41%	1.83%	3.19%
MSCI Emerging Markets Index Return (reflects no deduction for fees, expenses or taxes)	-14.60%	-4.47%	3.95%	5.51%

* Index returns are shown from January 31, 1995.

Management

Investment Adviser and Portfolio Manager. SEI Investments Management Corporation

Portfolio Manager	Experience with the Fund	Title with Adviser
Sandra M. Ackermann-Schaufler, CFA	Since 2009	Portfolio Manager

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Sub-Advisers and Portfolio Managers.

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Delaware Investments Fund Advisers, a series of Delaware Management Business Trust	Liu-Er Chen, CFA	Since 2011	Senior Vice President, Chief Investment Officer — Emerging Markets and Healthcare
J O Hambro Capital Management Limited	Emery Brewer Dr. Ivo Kovachev	Since 2010 Since 2010	Senior Fund Manager Senior Fund Manager
Kleinwort Benson Investors International Ltd	Gareth Maher David Hogarty Ian Madden James Collery John Looby Massimiliano Tondi	Since 2012 Since 2012 Since 2012 Since 2012 Since 2014 Since 2014	Head of Portfolio Management Head of Strategy Development Portfolio Manager Portfolio Manager Portfolio Manager Portfolio Manager
Lazard Asset Management LLC	Kevin O'Hare, CFA Peter Gillespie, CFA James Donald, CFA John R. Reinsberg	Since 2010 Since 2010 Since 2010 Since 2010	Managing Director, Portfolio Manager/Analyst Director, Portfolio Manager/Analyst Managing Director, Portfolio Manager/Analyst Deputy Chairman, Portfolio Manager/Analyst
Neuberger Berman Investment Advisers LLC	Conrad A. Saldanha, CFA	Since 2010	Managing Director
PanAgora Asset Management Inc.	Jane Zhao, Ph.D. Dmitri Kantsyrev, Ph.D., CFA Oleg Nuzinson, CFA	Since 2007 Since 2007 Since 2015	Director — Dynamic Equity Team Director — Dynamic Equity Team Director — Dynamic Equity Team
RWC Asset Advisors (US) LLC	James Johnstone John Malloy	Since 2015 Since 2015	Portfolio Manager Portfolio Manager

For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 27 of this prospectus.

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INTERNATIONAL FIXED INCOME FUND

Fund Summary

Investment Goal

Capital appreciation and current income.

Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class A Shares
Management Fees	0.30%
Distribution (12b-1) Fees	None
Other Expenses	0.77%
Total Annual Fund Operating Expenses	1.07%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
International Fixed Income Fund — Class A Shares	$109	$340	$590	$1,306

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 78% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the International Fixed Income Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in fixed income securities. The Fund will invest primarily in investment grade foreign government and corporate fixed income securities, as well as foreign mortgage-backed and/or asset-backed fixed income securities, of issuers located in at least three countries other than the U.S. It is expected that at least 40% of the Fund's assets will be

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invested in non-U.S. securities. Other fixed income securities in which the Fund may invest include: (i) securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities and obligations of U.S. commercial banks, such as certificates of deposit, time deposits, bankers' acceptances and bank notes; and (ii) U.S. corporate debt securities and mortgage-backed and asset-backed securities.

The Fund uses a multi-manager approach, relying upon a number of sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers) with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SEI Investments Management Corporation (SIMC), the Fund's adviser. In selecting investments for the Fund, the Sub-Advisers choose securities issued by corporations and governments located in various countries, looking for opportunities to achieve capital appreciation and gain, as well as current income. There are no restrictions on the Fund's average portfolio maturity or on the maturity of any specific security.

The Sub-Advisers may seek to enhance the Fund's return by actively managing the Fund's foreign currency exposure. In managing the Fund's currency exposure, the Sub-Advisers buy and sell currencies (i.e., take long or short positions) using derivatives, principally futures, foreign currency forward contracts and currency swaps. The Fund may take long and short positions in foreign currencies in excess of the value of the Fund's assets denominated in a particular currency or when the Fund does not own assets denominated in that currency. The Fund may also engage in currency transactions in an attempt to take advantage of certain inefficiencies in the currency exchange market, to increase its exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. In managing the Fund's currency exposure from foreign securities, the Sub-Advisers may buy and sell currencies for hedging or for speculative purposes.

The Fund may also invest in futures contracts, forward contracts and swaps for speculative or hedging purposes. Futures contracts, forward contracts and swaps are used to synthetically obtain exposure to the securities identified above or baskets of such securities and to manage the Fund's interest rate duration and yield curve exposure. These derivatives are also used to mitigate the Fund's overall level of risk and/or the Fund's risk to particular types of securities, currencies or market segments. Interest rate swaps are further used to manage the Fund's yield spread sensitivity. When the Fund seeks to take an active long or short position with respect to the likelihood of an event of default of a security or basket of securities, the Fund may use credit default swaps. The Fund may buy credit default swaps in an attempt to manage credit risk where the Fund has credit exposure to an issuer and the Fund may sell credit default swaps to more efficiently gain credit exposure to such security or basket of securities.

The Fund will also invest in securities rated below investment grade (junk bonds). However, in general, the Fund will purchase bonds with a rating of CCC or above. The Fund also invests a portion of its assets in bank loans, which are generally non-investment grade floating rate instruments. The Fund may invest in bank loans in the form of participations in the loans (participations) and assignments of all or a portion of the loans from third parties (assignments).

The Fund may purchase shares of exchange-traded funds (ETFs) to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities or other instruments directly.

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Principal Risks

Asset-Backed Securities Risk — Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities. Securitization trusts generally do not have any assets or sources of funds other than the receivables and related property they own, and asset-backed securities are generally not insured or guaranteed by the related sponsor or any other entity. Asset-backed securities may be more illiquid than more conventional types of fixed-income securities that the Fund acquires.

Bank Loans Risk — With respect to bank loans, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation. The Fund may also have difficulty disposing of bank loans because, in certain cases, the market for such instruments is not highly liquid.

Below Investment Grade Securities (Junk Bonds) Risk — Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are generally more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative. Because these securities typically offer a higher rate of return to compensate investors for these risks, they are sometimes referred to as "high yield bonds," but there is no guarantee that an investment in these securities will result in a high rate of return.

Corporate Fixed Income Securities Risk — Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Currency Risk — As a result of the Fund's investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies and the Fund's active management of its currency exposures, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected. Due to the Fund's active positions in currencies, it will be subject to the risk that currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

Derivatives Risk — The Fund's use of swaps, futures and forward contracts is subject to market risk, leverage risk, correlation risk and liquidity risk. Leverage risk, liquidity risk and market risk are described below. Many over-the-counter (OTC) derivative instruments will not have liquidity beyond the counterparty to the instrument. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Fund's use of swaps and OTC forward contracts is also subject to credit risk and valuation risk. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Credit risk is described above. Each of the above risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

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Duration Risk — The longer-term securities in which the Fund may invest tend to be more volatile than shorter-term securities. A portfolio with a longer average portfolio duration is more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Exchange-Traded Funds Risk — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses.

Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security's value.

Fixed Income Market Risk — The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. In response to these events, the Fund's value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund's liquidity or force the fund to sell securities into a declining or illiquid market.

Foreign Investment/Emerging Markets Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries because political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Foreign Sovereign Debt Securities Risk — The risks that: (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due because of factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

Interest Rate Risk — The risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. A low interest rate environment may present greater interest rate risk, because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

Investment Style Risk — The risk that developed international fixed income securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.

Leverage Risk — The Fund's use of derivatives may result in the Fund's total investment exposure substantially exceeding the value of its portfolio securities and the Fund's investment returns depending

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substantially on the performance of securities that the Fund may not directly own. The use of leverage can amplify the effects of market volatility on the Fund's share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. The Fund's use of leverage may result in a heightened risk of investment loss.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole.

Mortgage-Backed Securities Risk — Mortgage-backed securities are affected significantly by the rate of prepayments and modifications of the mortgage loans backing those securities, as well as by other factors such as borrower defaults, delinquencies, realized or liquidation losses and other shortfalls. Mortgage-backed securities are particularly sensitive to prepayment risk, which is described below, given that the term to maturity for mortgage loans is generally substantially longer than the expected lives of those securities; however, the timing and amount of prepayments cannot be accurately predicted. The timing of changes in the rate of prepayments of the mortgage loans may significantly affect the Fund's actual yield to maturity on any mortgage-backed securities, even if the average rate of principal payments is consistent with the Fund's expectation. Along with prepayment risk, mortgage-backed securities are significantly affected by interest rate risk, which is described above. In a low interest rate environment, mortgage loan prepayments would generally be expected to increase due to factors such as refinancings and loan modifications at lower interest rates. In contrast, if prevailing interest rates rise, prepayments of mortgage loans would generally be expected to decline and therefore extend the weighted average lives of mortgage-backed securities held or acquired by the Fund.

Non-Diversified Risk — The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers and may experience increased volatility due to its investments in those securities.

Prepayment Risk — The risk that in a declining interest rate environment, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

U.S. Government Securities Risk — Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

Investing in the Fund involves risk, and there is no guarantee that the Fund will achieve its investment goal. You could lose money on your investment in the Fund, just as you could with other investments.

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Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Best Quarter: 6.35% (09/30/09)

Worst Quarter: -3.02% (06/30/15)

Average Annual Total Returns (for the periods ended December 31, 2015)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In the event of negative performance, the Fund's returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, the Fund's returns after taxes on distributions and sale of Fund shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.

International Fixed Income Fund — Class A Shares	1 Year	5 Years	10 Years	Since Inception* (9/1/1993)
Return Before Taxes	0.39%	3.63%	3.31%	4.37%
Return After Taxes on Distributions	-2.06%	1.90%	1.76%	2.72%
Return After Taxes on Distributions and Sale of Fund Shares	0.24%	2.06%	1.93%	2.77%
Barclays Global Aggregate ex-US Index, Hedged Return (reflects no deduction for fees, expenses or taxes)	1.36%	4.31%	4.24%	5.83%

* Index returns are shown from September 30, 1993.

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Management

Investment Adviser and Portfolio Manager. SEI Investments Management Corporation

Portfolio Manager	Experience with the Fund	Title with Adviser
Jason Collins	Since 2015	Portfolio Manager
James Mashiter, CFA	Since 2016	Portfolio Manager

Sub-Advisers and Portfolio Managers.

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
AllianceBernstein L.P.	Douglas J. Peebles Scott DiMaggio John Taylor Jorgen Kjaersgaard Daniel Loughney	Since 2006 Since 2006 Since 2012 Since 2013 Since 2013	Chief Investment Officer and Head — AllianceBernstein Fixed Income Director — Canada/Global Fixed Income Vice President Portfolio Manager — European Credit Portfolio Manager — UK Multi-Sector
FIL Investment Advisors	Andrew Weir	Since 2007	Portfolio Manager
Wellington Management Company LLP	Robert L. Evans	Since 2009	Senior Managing Director and Fixed Income Portfolio Manager affiliated with Wellington Management Company LLP and located outside the U.S.

For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 27 of this prospectus.

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EMERGING MARKETS DEBT FUND

Fund Summary

Investment Goal

Maximize total return.

Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class A Shares
Management Fees	0.85%
Distribution (12b-1) Fees	None
Other Expenses	0.76%
Total Annual Fund Operating Expenses	1.61%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Emerging Markets Debt Fund — Class A Shares	$164	$508	$876	$1,911

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 71% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Emerging Markets Debt Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in fixed income securities of emerging market issuers. The Fund will invest in debt securities of government, government-related and corporate issuers in emerging market countries, as well as entities organized to restructure the outstanding debt of such issuers. The Fund may obtain its exposures by investing directly (e.g., in fixed income securities and other instruments) or indirectly/synthetically (e.g., through the use of derivative instruments,

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principally futures contracts, forward contracts, swaps and structured securities, such as credit-linked notes). The Fund may invest in swaps based on a single security or an index of securities, including interest rate swaps, credit default swaps, currency swaps and fully-funded total return swaps. Emerging market countries are those countries that are: (i) characterized as developing or emerging by any of the World Bank, the United Nations, the International Finance Corporation, or the European Bank for Reconstruction and Development; (ii) included in an emerging markets index by a recognized index provider; or (iii) countries with similar developing or emerging characteristics as countries classified as emerging market countries pursuant to sub-paragraph (i) and (ii) above, in each case determined at the time of purchase.

The Fund uses a multi-manager approach, relying upon a number of sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers) with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SEI Investments Management Corporation (SIMC), the Fund's adviser. The Sub-Advisers will spread the Fund's holdings across a number of countries and industries to limit its exposure to any single emerging market economy and may not invest more than 25% of its assets in any single country. There are no restrictions on the Fund's average portfolio maturity or on the maturity of any specific security. There is no minimum rating standard for the Fund's securities, and the Fund's securities will generally be in the lower or lowest rating categories (including those below the fourth highest rating category by a Nationally Recognized Statistical Rating Organization (NRSRO), commonly referred to as junk bonds).

The Sub-Advisers may seek to enhance the Fund's return by actively managing the Fund's foreign currency exposure. In managing the Fund's currency exposure, the Sub-Advisers buy and sell currencies (i.e., take long or short positions) using derivatives, principally futures, foreign currency forward contracts and currency swaps. The Fund may take long and short positions in foreign currencies in excess of the value of the Fund's assets denominated in a particular currency or when the Fund does not own assets denominated in that currency. The Fund may also engage in currency transactions in an attempt to take advantage of certain inefficiencies in the currency exchange market, to increase its exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. In managing the Fund's currency exposure from foreign securities, the Sub-Advisers may buy and sell currencies for hedging or for speculative purposes.

The Fund may also invest in futures contracts, forward contracts and swaps for speculative or hedging purposes. Futures contracts, forward contracts and swaps are used to synthetically obtain exposure to the securities identified above or baskets of such securities and to manage the Fund's interest rate duration and yield curve exposure. These derivatives are also used to mitigate the Fund's overall level of risk and/or the Fund's risk to particular types of securities, currencies or market segments. Interest rate swaps are further used to manage the Fund's yield spread sensitivity. When the Fund seeks to take an active long or short position with respect to the likelihood of an event of default of a security or basket of securities, the Fund may use credit default swaps. The Fund may buy credit default swaps in an attempt to manage credit risk where the Fund has credit exposure to an issuer and the Fund may sell credit default swaps to more efficiently gain credit exposure to such security or basket of securities.

The Fund may purchase shares of exchange-traded funds (ETFs) to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities or other instruments directly.

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Principal Risks

Below Investment Grade Securities (Junk Bonds) Risk — Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are generally more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative. Because these securities typically offer a higher rate of return to compensate investors for these risks, they are sometimes referred to as "high yield bonds," but there is no guarantee that an investment in these securities will result in a high rate of return.

Corporate Fixed Income Securities Risk — Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Currency Risk — As a result of the Fund's investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies and the Fund's active management of its currency exposures, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected. Due to the Fund's active positions in currencies, it will be subject to the risk that currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

Derivatives Risk — The Fund's use of futures contracts, forward contracts, swaps and credit-linked notes is subject to market risk, leverage risk, correlation risk and liquidity risk. Leverage risk, liquidity risk and market risk are described below. Many over-the-counter (OTC) derivative instruments will not have liquidity beyond the counterparty to the instrument. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Fund's use of OTC forward contracts, credit-linked notes and swap agreements is also subject to credit risk and valuation risk. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Credit risk is described above. Each of the above risks could cause the Fund to lose more than the principal amount invested in a derivative instrument. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund's initial investment. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. The Fund's use of derivatives may also increase the amount of taxes payable by shareholders. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation are not yet fully known and may not be for some time. New regulation of derivatives may make them more costly, may limit their availability or may otherwise adversely affect their value or performance.

Duration Risk — The longer-term securities in which the Fund may invest tend to be more volatile than shorter-term securities. A portfolio with a longer average portfolio duration is more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

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Exchange-Traded Funds Risk — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses.

Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security's value.

Fixed Income Market Risk — The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. In response to these events, the Fund's value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund's liquidity or force the fund to sell securities into a declining or illiquid market.

Foreign Investment/Emerging Markets Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries because political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Foreign Sovereign Debt Securities Risk — The risks that (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due because of factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

Interest Rate Risk — The risk that a rise in interest rates will cause a fall in the value of fixed income securities in which the Fund invests. A low interest rate environment may present greater interest rate risk, because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

Investment Style Risk — The risk that emerging market debt securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.

Leverage Risk — The Fund's use of derivatives may result in the Fund's total investment exposure substantially exceeding the value of its portfolio securities and the Fund's investment returns depending substantially on the performance of securities that the Fund may not directly own. The use of leverage can amplify the effects of market volatility on the Fund's share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. The Fund's use of leverage may result in a heightened risk of investment loss.

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Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole.

Non-Diversified Risk — The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers and may experience increased volatility due to its investments in those securities.

Prepayment Risk — The risk that in a declining interest rate environment, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Investing in the Fund involves risk, and there is no guarantee that the Fund will achieve its investment goal. You could lose money on your investment in the Fund, just as you could with other investments.

Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Best Quarter: 15.11% (06/30/09)

Worst Quarter: -13.19% (12/31/08)

Average Annual Total Returns (for the periods ended December 31, 2015)

This table compares the Fund's average annual total returns to those of a broad-based index and the Fund's 50/50 Blended Benchmark, which consists of the J.P. Morgan Emerging Markets Bond Index

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(EMBI) Global Diversified Index (50%) and the J.P. Morgan Government Bond Index-Emerging Markets (GBI-EM) Global Diversified Index (50%). The Fund's Blended Benchmark is designed to provide a useful comparison to the Fund's overall performance and more accurately reflect the Fund's investment strategy than the broad-based index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In the event of negative performance, the Fund's returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, the Fund's returns after taxes on distributions and sale of Fund shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.

Emerging Markets Debt Fund — Class A Shares	1 Year	5 Years	10 Years	Since Inception* (6/26/1997)
Return Before Taxes	-9.12%	-0.01%	4.44%	7.80%
Return After Taxes on Distributions	-9.31%	-1.62%	2.23%	4.86%
Return After Taxes on Distributions and Sale of Fund Shares	-5.15%	-0.39%	2.78%	5.07%
J.P. Morgan EMBI Global Diversified Index Return (reflects no deduction for fees, expenses or taxes)	1.18%	5.36%	6.86%	8.55%
The Fund's Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)	-7.14%	0.92%	5.65%	N/A †

* Index returns are shown from June 30, 1997.

† The Blended Benchmark Return for the "Since Inception" period is not provided because returns for the J.P. Morgan GBI-EM Global Diversified Index Return are not available prior to 2003.

Management

Investment Adviser and Portfolio Manager. SEI Investments Management Corporation

Portfolio Manager	Experience with the Fund	Title with Adviser
David Aniloff, CFA	Since 2000	Portfolio Manager

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Sub-Advisers and Portfolio Managers.

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Investec Asset Management Ltd.	Peter Eerdmans Grant Webster	Since 2013 Since 2013	Co-Head of Emerging Market Fixed Income & Co-Portfolio Manager of Emerging Markets Blended Debt Strategy Co-Portfolio Manager Emerging Markets Blended Debt Strategy
Neuberger Berman Investment Advisers LLC	Rob Drijkoningen Gorky Urquieta Jennifer Gorgoll, CFA Raoul Luttik Nish Popat Prashant Singh, CFA Bart van der Made, CFA Vera Kartseva	Since 2013 Since 2013 Since 2013 Since 2013 Since 2013 Since 2013 Since 2013 Since 2013	Managing Director Managing Director Managing Director Managing Director Managing Director Managing Director Managing Director Vice President
Stone Harbor Investment Partners LP	Peter J. Wilby, CFA Pablo Cisilino James E. Craige, CFA David A. Oliver, CFA Kumaran Damodaran, Ph.D. William Perry	Since 2006 Since 2006 Since 2006 Since 2008 Since 2015 Since 2012	Chief Investment Officer Portfolio Manager Portfolio Manager Portfolio Manager Portfolio Manager Portfolio Manager

For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 27 of this prospectus.

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Purchase and Sale of Fund Shares

The minimum initial investment for Class A Shares is $100,000 with minimum subsequent investments of $1,000. Such minimums may be waived at the discretion of SIMC. You may purchase and redeem shares of a Fund on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day). You may sell your Fund shares by contacting your authorized financial institution or intermediary directly. Authorized financial institutions and intermediaries may redeem Fund shares on behalf of their clients by contacting the Funds' transfer agent (the Transfer Agent) or the Funds' authorized agent, using certain SEI Investments Company (SEI) or third party systems or by calling 1-800-858-7233, as applicable.

Tax Information

The distributions made by the Funds generally are taxable and will be taxed as ordinary income or capital gains. If you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, you will generally not be subject to federal taxation on Fund distributions until you begin receiving distributions from your tax-deferred arrangement. You should consult your tax advisor regarding the rules governing your tax-deferred arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), a Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

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MORE INFORMATION ABOUT INVESTMENTS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities and certain other instruments.

Each Fund has an investment goal and strategies for reaching that goal. Each Fund's assets are managed under the direction of SIMC and one or more Sub-Advisers who manage portions of a Fund's assets in a way that they believe will help the Fund achieve its goal.

The investments and strategies described in this prospectus are those that SIMC and the Sub-Advisers use under normal conditions. For temporary defensive or liquidity purposes during unusual economic or market conditions, each Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and other short-term obligations that would not ordinarily be consistent with a Fund's strategies. During such time, the Funds may not achieve their investment goals. A Fund will do so only if SIMC or the Sub-Advisers believe that the risk of loss outweighs the opportunity for capital gains and higher income. Of course, there is no guarantee that any Fund will achieve its investment goal. Each Fund may lend its securities to certain financial institutions in an attempt to earn additional income.

This prospectus describes the Funds' primary investment strategies. However, each Fund may also invest in other securities, use other strategies or engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in more detail in the Funds' Statement of Additional Information (SAI).

MORE INFORMATION ABOUT RISKS

Risk Information Common to the Funds

Investing in the Funds involves risk, and there is no guarantee that a Fund will achieve its goal. SIMC and the Sub-Advisers make judgments about the securities markets, the economy and companies, but these judgments may not anticipate actual market movements or the impact of economic conditions on company performance. In fact, no matter how good a job SIMC and the Sub-Advisers do, you could lose money on your investment in a Fund, just as you could with other investments. A Fund is not a bank deposit, and its shares are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect securities markets generally, as well as those that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which those securities trade. The effect on a Fund's share price of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

Investing in issuers located in foreign countries poses distinct risks because political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the U.S. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for

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investments in emerging market countries where political turmoil and rapid changes in economic conditions are more likely to occur.

More Information About Principal Risks

The following descriptions provide additional information about some of the risks of investing in the Funds:

Asset-Backed Securities — The International Fixed Income Fund may invest in asset-backed securities. Asset-backed securities are securities that are backed primarily by the cash flows of a discrete pool of fixed or revolving receivables or other financial assets that by their terms convert into cash within a finite time period. Asset-backed securities include mortgage-backed securities, but the term is more commonly used to refer to securities supported by non-mortgage assets such as auto loans, motor vehicle leases, student loans, credit card receivables, floorplan receivables, equipment leases and peer-to-peer loans. The assets are removed from any potential bankruptcy estate of an operating company through the true sale of the assets to an issuer that is a special purpose entity, and the issuer obtains a perfected security interest in the assets. Payments of principal of and interest on asset-backed securities rely entirely on the performance of the underlying assets. Asset-backed securities are generally not insured or guaranteed by the related sponsor or any other entity and therefore, if the assets or sources of funds available to the issuer are insufficient to pay those securities, the Funds will incur losses. In addition, asset-backed securities entail prepayment risk that may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. Additional risks related to collateralized risk obligations, collateralized loan obligations (CLOs) and mortgage-backed securities are described below.

Losses may be greater for asset-backed securities that are issued as "pass-through certificates" rather than as debt securities, because those types of certificates only represent a beneficial ownership interest in the related assets and their payment is based primarily on collections actually received. For asset-backed securities as a whole, if a securitization issuer defaults on its payment obligations due to losses or shortfalls on the assets held by the issuer, a sale or liquidation of the assets may not be sufficient to support payments on the securities and the Funds, as securityholders, may suffer a loss.

There is a limited secondary market for asset-backed securities. Consequently, it may be difficult for the Funds to sell or realize profits on those securities at favorable times or for favorable prices.

Bank Loans — The International Fixed Income Fund may invest in bank loans. Bank loans are arranged through private negotiations between a company and one or more financial institutions (lenders). Investments in bank loans are generally subject to the same risks as investments in other types of debt instruments, including, in many cases, investments in junk bonds. This means bank loans are subject to greater credit risks than other investments, including a greater possibility that the borrower will be adversely affected by changes in market or economic conditions and may default or enter bankruptcy. Bank loans made in connection with highly leveraged transactions, including operating loans, leveraged buyout loans, leveraged capitalization loans and other types of acquisition financing, are subject to greater credit risks than other types of bank loans. In addition, it may be difficult to obtain reliable information about and value any bank loan.

The Fund may invest in bank loans in the form of participations in the loans (participations) and assignments of all or a portion of the loans from third parties (assignments). In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower

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with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, the Fund will acquire direct rights against the borrower on the loan. The Fund may have difficulty disposing of bank loans because, in certain cases, the market for such instruments is not highly liquid. The lack of a highly liquid secondary market may have an adverse impact on the value of such instruments and on the Fund's ability to dispose of the bank loan in response to a specific economic event, such as deterioration in the creditworthiness of the borrower. Furthermore, transactions in many loans settle on a delayed basis, and the Fund may not receive the proceeds from the sale of a loan for a substantial period of time after the sale. As a result, those proceeds will not be available to make additional investments or to meet the Fund's redemption obligations.

Bank loans may not be considered "securities," and purchasers, such as the Fund, therefore may not be entitled to rely on the anti-fraud protections of the federal securities laws.

Below Investment Fixed Income Grade Securities (Junk Bonds) — The International Fixed Income and Emerging Markets Debt Funds may invest in below investment grade fixed income securities (junk bonds). Junk bonds involve greater risks of default or downgrade and are generally more volatile than investment grade securities. Junk bonds involve a greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security. The volatility of junk bonds, particularly those issued by foreign governments, is even greater because the prospect for repayment of principal and interest of many of these securities is speculative. Some may even be in default. As an incentive to invest, these risky securities tend to offer higher returns.

Corporate Fixed Income Securities — The International Fixed Income and Emerging Markets Debt Funds may invest in corporate fixed income securities. Corporate fixed income securities are fixed income securities issued by public and private businesses. Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers. Corporate fixed income securities are subject to the risk that the issuer may not be able to pay interest or, ultimately, to repay principal upon maturity. Interruptions or delays of these payments could adversely affect the market value of the security. In addition, due to lack of uniformly available information about issuers or differences in the issuers' sensitivity to changing economic conditions, it may be difficult to measure the credit risk of corporate securities.

Credit — Credit risk is the risk that a decline in the credit quality of an investment could cause the Funds to lose money. The Funds could lose money if the issuer or guarantor of a portfolio security or a counterparty to a derivative contract fails to make timely payment or otherwise honor its obligations. Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are more volatile than investment grade securities. Below investment grade securities involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of below investment grade securities may be more susceptible than other issuers to economic downturns. Such securities are subject to the risk

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that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.

Credit-Linked Notes — The Emerging Markets Debt Fund may invest in credit-linked notes. Credit-linked securities typically are issued by a limited purpose trust or other vehicle that, in turn, invests in a derivative instrument or basket of derivative instruments, such as credit default swaps or interest rate swaps, to obtain exposure to certain fixed-income markets or to remain fully invested when more traditional income producing securities are not available. Like an investment in a bond, an investment in credit-linked notes represents the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the security. However, these payments are conditioned on the issuer's receipt of payments from, and the issuer's potential obligations to, the counterparties to certain derivative instruments entered into by the issuer of the credit-linked note. For example, the issuer may sell one or more credit default swaps entitling the issuer to receive a stream of payments over the term of the swap agreements provided that no event of default has occurred with respect to the referenced debt obligation upon which the swap is based. If a default occurs, the stream of payments may stop and the issuer would be obligated to pay the counterparty the par (or other agreed upon value) of the referenced debt obligation. An investor holding a credit-linked note generally receives a fixed or floating coupon and the note's par value upon maturity, unless the referenced creditor defaults or declares bankruptcy, in which case the investor receives the amount recovered. In effect, investors holding credit-linked notes receive a higher yield in exchange for assuming the risk of a specified credit event. The Fund's investments in credit-linked notes are indirectly subject to the risks associated with derivative instruments, which are described below, and may be illiquid.

Currency — The Funds take active positions in currencies, which involve different techniques and risk analyses than the Funds' purchase of securities or other investments. Currency exchange rates may fluctuate in response to factors extrinsic to that country's economy, which makes the forecasting of currency market movements extremely difficult. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. These can result in losses to the Funds if they are unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges they have entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Passive investments in currencies may, to a lesser extent, also subject the Funds to these same risks. The value of the Funds' investments may fluctuate in response to broader macroeconomic risks than if the Funds invested only in equity securities.

Depositary Receipts — Depositary receipts are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, depositary receipts, including ADRs, are subject to many of the risks associated with investing directly in foreign securities, which are further described below.

Derivatives — Derivatives are instruments that derive their value from an underlying security, financial asset or an index. Examples of derivative instruments include futures contracts, forward contracts and swaps. The primary risk of derivative instruments is that changes in the market value of securities held by the Funds and of the derivative instruments relating to those securities may not be proportionate. There may not be a liquid market for the Funds to sell a derivative instrument, which could result in

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difficulty in closing the position. Moreover, certain derivative instruments can magnify the extent of losses incurred due to changes in the market value of the securities to which they relate. Some derivative instruments are subject to counterparty risk. A default by the counterparty on its payments to the Funds will cause the value of your investment in the Funds to decrease. The Funds' use of derivatives is also subject to credit risk, leverage risk, lack of availability risk, valuation risk, correlation risk and tax risk. Credit risk is the risk that the counterparty to a derivatives transaction may not fulfill its obligations. Leverage risk is the risk that a small percentage of assets invested in derivatives can have a disproportionately larger impact on the Funds. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause the Funds to realize higher amounts of short-term capital gains, thereby increasing the amount of taxes payable by the shareholders. These risks could cause the Funds to lose more than the principal amount invested. Some derivatives have the potential for unlimited loss, regardless of the size of the Funds' initial investment. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities.

Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation are not yet fully known and may not be for some time. New regulation of derivatives may make them more costly, may limit their availability or may otherwise adversely affect their value or performance. Derivatives are also subject to a number of other risks described elsewhere in this prospectus. Derivatives transactions conducted outside the U.S. may not be conducted in the same manner as those entered into on U.S. exchanges, and may be subject to different margin, exercise, settlement or expiration procedures. Derivatives transactions conducted outside the U.S. also are subject to the risks affecting foreign securities, currencies and other instruments, in addition to other risks.

Duration — Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if a fixed income security has a five-year duration, it will decrease in value by approximately 5% if interest rates rise 1% and increase in value by approximately 5% if interest rates fall 1%. Fixed income instruments with higher duration typically have higher risk and higher volatility. Longer-term fixed income securities in which a portfolio may invest are more volatile than shorter-term fixed income securities. A portfolio with a longer average portfolio duration is typically more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Equity Market — Because the International Equity and Emerging Markets Equity Funds may purchase equity securities, the Funds are subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Funds' securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In the case of foreign stocks, these fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. These factors contribute to price volatility, which is a principal risk of investing in the Funds.

Exchange-Traded Products (ETPs) — The risks of owning interests of an ETP, such as an ETF, exchange-traded note (ETN) or exchange-traded commodity pool, generally reflect the same risks as owning the

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underlying securities or other instruments that the ETP is designed to track. The shares of certain ETPs may trade at a premium or discount to their intrinsic value (i.e., the market value may differ from the net asset value (NAV) of an ETP's shares). For example, supply and demand for shares of an ETF or market disruptions may cause the market price of the ETF to deviate from the value of the ETF's investments, which may be emphasized in less liquid markets. The value of an ETN may also differ from the valuation of its reference market or instrument due to changes in the issuer's credit rating. By investing in an ETP, a Fund indirectly bears the proportionate share of any fees and expenses of the ETP in addition to the fees and expenses that the Fund and its shareholders directly bear in connection with the Fund's operations. Because certain ETPs may have a significant portion of their assets exposed directly or indirectly to commodities or commodity-linked securities, developments affecting commodities may have a disproportionate impact on such ETPs and may subject the ETPs to greater volatility than investments in traditional securities.

ETFs are investment companies whose shares are bought and sold on a securities exchange. Most ETFs are passively-managed, meaning they invest in a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. Such ETF expenses may make owning shares of the ETF more costly than owning the underlying securities directly. The risks of owning shares of a passively-managed ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.

Leveraged ETFs contain all of the risks that non-leveraged ETFs present. Additionally, to the extent a Fund invests in ETFs that achieve leveraged exposure to their underlying indexes through the use of derivative instruments, the Fund will indirectly be subject to leverage risk, described below. Inverse ETFs seek to provide investment results that match a negative of the performance of an underlying index. Leveraged inverse ETFs seek to provide investment results that match a negative multiple of the performance of an underlying index. To the extent that a Fund invests in leveraged inverse ETFs, the Fund will indirectly be subject to the risk that the performance of such ETF will fall as the performance of that ETF's benchmark rises. Leveraged, inverse and leveraged inverse ETFs often "reset" daily, meaning that they are designed to achieve their stated objectives on a daily basis. Due to the effect of compounding, their performance over longer periods of time can differ significantly from the performance (or inverse of the performance) of their underlying index or benchmark during the same period of time. These investment vehicles may be extremely volatile and can potentially expose a Fund to complete loss of its investment.

Generally, ETNs are structured as senior, unsecured notes in which an issuer, such as a bank, agrees to pay a return based on a target index or other reference instrument less any fees. ETNs allow individual investors to have access to derivatives linked to commodities and assets such as oil, currencies and foreign stock indexes. ETNs combine certain aspects of bonds and ETFs. Similar to ETFs, ETNs are traded on a major exchange (e.g., the NYSE) during normal trading hours. However, investors can also hold an ETN until maturity. At maturity, the issuer pays to the investor a cash amount equal to principal amount, subject to the day's index factor. ETN returns are based upon the performance of a market index minus applicable fees. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities markets, changes in the applicable interest rates, changes in the issuer's credit rating, and economic, legal, political or geographic events that affect the referenced commodity. The value of an ETN may drop due to a

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downgrade in the issuer's credit rating, even if the underlying index remains unchanged. Investments in ETNs are subject to the risks facing income securities in general, including the risk that a counterparty will fail to make payments when due or default.

Extension — Investments in fixed income securities are subject to extension risk. Generally, rising interest rates tend to extend the duration of fixed income securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Fund may exhibit additional volatility.

Fixed Income Market — The prices of a Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. Fixed income securities may have fixed-, variable- or floating-rates. There is a risk that the current interest rate on floating and variable rate instruments may not accurately reflect existing market interest rates. Also, longer-term securities are generally more sensitive to changes in the level of interest rates, so the average maturity or duration of these securities affects risk. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. In response to these events, the Fund's value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund's liquidity or force the Fund to sell securities into a declining or illiquid market.

Foreign Investment/Emerging and Frontier Markets — The Funds may invest in foreign issuers, including issuers located in emerging and frontier market countries. Investing in issuers located in foreign countries poses distinct risks because political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market and frontier market countries because political turmoil and rapid changes in economic conditions are more likely to occur in these countries. These risks may be magnified further with respect to "frontier countries," which are a subset of emerging market countries with even smaller national economies.

Emerging market countries are those countries that are: (i) characterized as developing or emerging by any of the World Bank, the United Nations, the International Finance Corporation, or the European Bank for Reconstruction and Development; (ii) included in an emerging markets index by a recognized index provider; or (iii) countries with similar developing or emerging characteristics as countries classified as emerging market countries pursuant to sub-paragraph (i) and (ii) above, in each case determined at the time of purchase. "Frontier market countries" are a subset of emerging market countries with even smaller national economies. Emerging market countries, and, to an even greater extent, frontier market countries, may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market and frontier market countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation. It is sometimes difficult to obtain and enforce court judgments in such countries and there is often a greater

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potential for nationalization and/or expropriation of assets by the government of an emerging market country. In addition, the financial stability of issuers (including governments) in emerging market and frontier market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with a Fund's investments in emerging market and frontier market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

The economies of frontier market countries tend to be less correlated to global economic cycles than the economies of more developed countries and their markets have lower trading volumes and may exhibit greater price volatility and illiquidity. A small number of large investments in these markets may affect these markets to a greater degree than more developed markets. Frontier market countries may also be affected by government activities to a greater degree than more developed countries. For example, the governments of frontier market countries may exercise substantial influence within the private sector or subject investments to government approval, and governments of other countries may impose or negotiate trade barriers, exchange controls, adjustments to relative currency values and other measures that adversely affect a frontier market country. Governments of other countries may also impose sanctions or embargoes on frontier market countries. Although all of these risks are generally heightened with respect to frontier market countries, they also apply to emerging market countries.

Foreign Sovereign Debt Securities — The risks that (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due because of factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

Forward Contracts — A forward contract, also called a "forward", involves a negotiated obligation to purchase or sell a specific security or currency at a future date (with or without delivery required), which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward contracts are not traded on exchanges; rather, a bank or dealer will act as agent or as principal in order to make or take future delivery of a specified lot of a particular security or currency for a Fund's account. Risks associated with forwards may include: (i) an imperfect correlation between the movement in prices of forward contracts and the securities or currencies underlying them; (ii) an illiquid market for forwards; (iii) difficulty in obtaining an accurate value for the forwards; and (iv) the risk that the counterparty to the forward contract will default or otherwise fail to honor its obligation. Because forwards require only a small initial investment in the form of a deposit or margin, they involve a high degree of leverage. Forwards are also subject to credit risk, liquidity risk and leverage risk, each of which is further described elsewhere in this section.

Futures Contracts — Futures contracts, or "futures", provide for the future sale by one party and purchase by another party of a specified amount of a specific security or asset at a specified future time and at a specified price (with or without delivery required). The risks of futures include (i) leverage risk; (ii) correlation or tracking risk; and (iii) liquidity risk. Because futures require only a small initial investment in the form of a deposit or margin, they involve a high degree of leverage. Accordingly, the fluctuation of the value of futures in relation to the underlying assets upon which they are based is magnified. Thus, a Fund may experience losses that exceed losses experienced by funds that do not use futures contracts and which may be unlimited, depending on the structure of the contract. There may be imperfect correlation, or even no correlation, between price movements of a futures contract

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and price movements of investments for which futures are used as a substitute or which futures are intended to hedge.

Lack of correlation (or tracking) may be due to factors unrelated to the value of the investments being substituted or hedged, such as speculative or other pressures on the markets in which these instruments are traded. Consequently, the effectiveness of futures as a security substitute or as a hedging vehicle will depend in part on the degree of correlation between price movements in the futures and price movements in underlying securities or assets. While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid. Futures exchanges may impose daily or intra-day price change limits and/or limit the volume of trading. Additionally, government regulation may further reduce liquidity through similar trading restrictions. As a result, a Fund may be unable to close out their futures contracts at a time that is advantageous. If movements in the markets for security futures contracts or the underlying security decrease the value of a Fund's positions in security futures contracts, the Fund may be required to have or make additional funds available to its carrying firm as margin. If a Fund's account is under the minimum margin requirements set by the exchange or the brokerage firm, its position may be liquidated at a loss, and the Fund will be liable for the deficit, if any, in its account. The successful use of futures depends upon a variety of factors, particularly the ability of SIMC and the Sub-Advisers to predict movements of the underlying securities markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular futures strategy adopted will succeed.

Interest Rate — Interest rate risk is the risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which a Fund invests. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources. A low interest rate environment may present greater interest rate risk, because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

Investment Company — The Funds may purchase shares of investment companies, such as open-end funds, ETFs and closed-end funds. When a Fund invests in an investment company, it will bear a pro rata portion of the investment company's expenses in addition to directly bearing the expenses associated with its own operations. Such expenses may make owning shares of an investment company more costly than owning the underlying securities directly. The Funds may invest in affiliated funds including, for example, money market funds for reasons such as cash management or other purposes. In such cases, the Funds' adviser and its affiliates will earn fees at both the Fund level and within the underlying fund with respect to the Funds' assets invested in the underlying fund. In part because of these additional expenses, the performance of an investment company may differ from the performance a Fund would achieve if it invested directly in the underlying investments of the investment company. In addition, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments. See also, "Exchange-Traded Products (ETPs)," above.

Investment Style — Investment style risk is the risk that a Fund's investment in certain securities in a particular market segment pursuant to its particular investment strategy may underperform other market segments or the market as a whole.

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Leverage — Certain Fund transactions, such as derivatives or reverse repurchase agreements, may give rise to a form of leverage. The use of leverage can amplify the effects of market volatility on the Funds' share prices and make the Funds' returns more volatile. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Funds' portfolio securities. The use of leverage may also cause the Funds to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy their obligations.

Liquidity — Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the condition of a particular issuer or under adverse market or economic conditions independent of the issuer. A Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.

Market — Each Fund is subject to market risk, which is the risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the market as a whole.

Mortgage-Backed Securities — The International Fixed Income Fund may invest in mortgage-backed securities. Mortgage-backed securities are a class of asset-backed securities representing an interest in a pool or pools of whole mortgage loans (which may be residential mortgage loans or commercial mortgage loans). Mortgage-backed securities held or acquired by the Funds could include (i) obligations guaranteed by federal agencies of the U.S. government, such as the Government National Mortgage Association, which are backed by the "full faith and credit" of the United States, (ii) securities issued by the Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac), which are not backed by the "full faith and credit" of the United States but are guaranteed by the U.S. government as to timely payment of principal and interest, (iii) securities (commonly referred to as private-label RMBS) issued by private issuers that represent an interest in or are collateralized by whole residential mortgage loans without a government guarantee and (iv) commercial mortgage-backed securities (CMBS), which are multi-class or pass-through securities backed by a mortgage loan or a pool of mortgage loans secured by commercial property such as industrial and warehouse properties, office buildings, retail space and shopping malls, multifamily properties and cooperative apartments. Because private-label RMBS and CMBS are not issued or guaranteed by the U.S. government, those securities generally are structured with one or more types of credit enhancement. There can be no assurance, however, that credit enhancements will support full payment to the Funds of the principal and interest on such obligations. In addition, changes in the credit quality of the entity that provides credit enhancement could cause losses to the Funds and affect their share prices.

The Funds may invest in mortgage-backed securities in the form of debt or in the form of "pass-through" certificates. Pass-through securities, which represent beneficial ownership interests in the related mortgage loans, differ from debt securities, which generally provide for periodic fixed payments of interest on and principal of the related notes. Mortgage pass-through securities provide for monthly payments that are a "pass-through" of the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans, net of any fees and expenses owed to the servicers of the mortgage loans and other transaction parties that receive payment from collections on the mortgage loans.

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The performance of mortgage loans and, in turn, the mortgage-backed securities acquired by the Funds, is influenced by a wide variety of economic, geographic, social and other factors, including general economic conditions, the level of prevailing interest rates, the unemployment rate, the availability of alternative financing and homeowner behavior.

The rate and aggregate amount of distributions on mortgage-backed securities, and therefore the average lives of those securities and the yields realized by the Funds, will be sensitive to the rate of prepayments (including liquidations) and modifications of the related mortgage loans, any losses and shortfalls on the related mortgage loans allocable to the tranches held by the Funds and the manner in which principal payments on the related mortgage loans are allocated among the various tranches in the particular securitization transaction. Furthermore, mortgage-backed securities are sensitive to changes in interest rates, but may respond to those changes differently from other fixed income securities due to the possibility of prepayment of the mortgage loans. Among other factors, a significant amount of defaults, rapid prepayments or prepayment interest shortfalls may erode amounts available for distributions to the Funds. The timing of changes in the rate of prepayments of the mortgage loans may significantly affect the Funds' actual yield to maturity, even if the average rate of principal payments is consistent with the Funds' expectations. If prepayments of mortgage loans occur at a rate faster than that anticipated by the Funds, payments of interest on the mortgage-backed securities could be significantly less than anticipated. Similarly, if the number of mortgage loans that are modified is larger than that anticipated by the Funds, payments of principal and interest on the mortgage-backed securities could be significantly less than anticipated.

Non-Diversification — The International Fixed Income and Emerging Markets Debt Funds are non-diversified, which means that they may invest in the securities of relatively few issuers. As a result, the Funds may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers and may experience increased volatility due to its investments in those securities.

Opportunity — A Fund may miss out on an investment opportunity because the assets necessary to take advantage of that opportunity are tied up in other investments.

Options — An option is a contract between two parties for the purchase and sale of a financial instrument for a specified price at any time during the option period. Unlike a futures contract, an option grants a right (not an obligation) to buy or sell a financial instrument. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. The seller of an uncovered call option assumes the risk of a theoretically unlimited increase in the market price of the underlying security above the exercise price of the option. The securities necessary to satisfy the exercise of the call option may be unavailable for purchase except at much higher prices. Purchasing securities to satisfy the exercise of the call option can itself cause the price of the securities to rise further, sometimes by a significant amount, thereby exacerbating the loss. The buyer of a call option assumes the risk of losing its entire premium invested in the call option. The seller (writer) of a put option that is covered (e.g., the writer has a short position in the underlying security) assumes the risk of an increase in the market price of the underlying security above the sales price (in establishing the short position) of the underlying security plus the premium received and gives up the opportunity for gain on the underlying security below the exercise price of the option. The seller of an uncovered put option assumes the risk of a decline in the market price of the underlying security below the exercise price of the option. The buyer of a put option assumes the risk of losing his entire premium invested in the put option. An option's time value (i.e., the component of the option's value that exceeds the in-the-money amount) tends to diminish over time.

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Even though an option may be in-the-money to the buyer at various times prior to its expiration date, the buyer's ability to realize the value of an option depends on when and how the option may be exercised. For example, the terms of a transaction may provide for the option to be exercised automatically if it is in-the-money on the expiration date. Conversely, the terms may require timely delivery of a notice of exercise, and exercise may be subject to other conditions (such as the occurrence or non-occurrence of certain events, such as knock-in, knock-out or other barrier events) and timing requirements, including the "style" of the option.

Participation Notes (P-Notes) — P-Notes are participation interest notes that are issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying equity, debt, currency or market. Investments in P-Notes involve the same risks associated with a direct investment in the underlying foreign companies of foreign securities markets that they seek to replicate. However, there can be no assurance that the trading price of P-Notes will equal the underlying value of the foreign companies or foreign securities markets that they seek to replicate.

Portfolio Turnover — Due to its investment strategy, a Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

Preferred Stock — The International Equity and Emerging Markets Equity Funds may invest in preferred stocks. Preferred stocks involve credit risk and certain other risks. Certain preferred stocks contain provisions that allow an issuer under certain conditions to skip distributions (in the case of "non-cumulative" preferred stocks) or defer distributions (in the case of "cumulative" preferred stocks). If a Fund owns a preferred stock on which distributions are deferred, the Fund may nevertheless be required to report income for tax purposes while it is not receiving distributions on that security. Preferred stocks are subordinated to bonds and other debt instruments in a company's capital structure in terms of priority to corporate income and liquidation payments and therefore will be subject to greater credit risk than those debt instruments.

Prepayment — Investments in fixed income securities are subject to prepayment risk. In a declining interest rate environment, fixed income securities with stated interest rates may have their principal paid earlier than expected. This may result in a Fund having to reinvest that money at lower prevailing interest rates, which can reduce the returns of the Fund.

Reallocation — In addition to managing the Funds, SIMC constructs and maintains strategies (Strategies) for certain clients, and the Funds are designed in part to implement those Strategies. Within the Strategies, SIMC periodically adjusts the target allocations among the Funds to ensure that the appropriate mix of assets is in place. SIMC also may create new Strategies that reflect significant changes in allocation among the Funds. Because a large portion of the assets in the Funds may be composed of investors in Strategies controlled or influenced by SIMC, this reallocation activity could result in significant purchase or redemption activity in the Funds. While reallocations are intended to benefit investors that invest in the Funds through the Strategies, they could in certain cases have a detrimental effect on Funds that are being materially reallocated, including by increasing portfolio turnover (and related transactions costs), disrupting portfolio management strategy, and causing a Fund to incur taxable gains. SIMC seeks to manage the impact to the Funds resulting from reallocations in the Strategies.

Securities Lending — Each Fund may lend its securities to certain financial institutions in an attempt to earn additional income. The Funds may lend their portfolio securities to brokers, dealers and other financial institutions provided a number of conditions are satisfied, including that the loan is fully

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collateralized. When a Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights, including voting rights, in the loaned securities during the term of the loan or delay in recovering loaned securities if the borrower fails to return them or becomes insolvent. A Fund that lends its securities may pay lending fees to a party arranging the loan.

Small and Medium Capitalization Issuers — The International Equity and Emerging Markets Equity Funds may invest in small and medium capitalization issuers. Investing in equity securities of small and medium capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies. This increased risk may be due to the greater business risks of smaller size companies, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements. The securities of smaller companies are often traded OTC and, even if listed on a national securities exchange, may not be traded in volumes typical for that exchange. Consequently, the securities of smaller companies may be less liquid, may have limited market stability and may be subject to more severe, abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. Further, smaller companies may have less publicly available information and, when available, it may be inaccurate or incomplete.

Swap Agreements — Swaps are agreements whereby two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities and a predetermined amount. Swaps typically involve credit risk, market risk, liquidity risk, funding risk, operational risk, legal and documentation risk, regulatory risk and/or tax risk. Interest rate swaps involve one party, in return for a premium, agreeing to make payments to another party to the extent that interest rates exceed or fall below a specified rate (a "cap" or "floor," respectively).

Total return swaps are contracts that obligate a party to pay or receive interest in exchange for payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. Total return swaps give a Fund the right to receive the appreciation in the value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset in a total return swap declines in value over the term of the swap, the Fund may also be required to pay the dollar value of that decline to the counterparty.

A credit default swap enables a Fund to buy or sell protection against a defined credit event of an issuer or a basket of securities. Swap agreements involve the risk that the party with whom a Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to the other party to the agreement.

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. If a Fund is a seller of protection and a credit event occurs (as defined under the terms of that particular swap agreement), the Fund will generally either: (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising a referenced

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index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index. If a Fund is a buyer of protection and a credit event occurs (as defined under the terms of that particular swap agreement), the Fund will either: (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and other considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swaps involve special risks in addition to those mentioned above because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). Like a long or short position in a physical security, credit default swaps are subject to the same factors that cause changes in the market value of the underlying asset it is attempting to replicate.

Fully funded total return swaps have economic and risk characteristics similar to credit-linked notes, which are described above. Fully funded equity swaps have economic and risk characteristics similar to P-Notes, which are described above.

Warrants — The International Equity and Emerging Markets Equity Funds may invest in warrants. The holder of a warrant has the right to purchase a given number of shares of a particular issuer at a specified price until expiration of the warrant. Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move in tandem with the prices of the underlying securities and are speculative investments. Warrants pay no dividends and confer no rights other than a purchase option. If a warrant is not exercised by the date of its expiration, the Funds will lose their entire investment in such warrant.

GLOBAL ASSET ALLOCATION

The Funds and other funds managed by SIMC are used within the Strategies that SIMC constructs and maintains for certain clients (Strategy Clients). The Funds are designed in part to be used as a component within those Strategies. The degree to which a Strategy Client's portfolio is invested in the particular market segments and/or asset classes represented by the Funds and other funds varies. SIMC believes that an investment in a portfolio of funds representing a range of asset classes as part of a Strategy may reduce the Strategy's overall level of volatility.

Within the Strategies, SIMC periodically adjusts the target allocations among the Funds and other funds to ensure that the appropriate mix of assets is in place. SIMC also may create new Strategies that reflect significant changes in allocation among the Funds and other funds. Because a large portion of the assets in the Funds and other funds may be composed of investors in Strategies controlled or influenced by SIMC, this reallocation activity could result in significant purchase or redemption activity in the Funds. While reallocations are intended to benefit investors that invest in the Funds through the Strategies, they could in certain cases have a detrimental effect on the Funds if they are being materially

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reallocated, including by increasing portfolio turnover (and related transaction costs), disrupting portfolio management strategy, and causing the Funds to incur taxable gains. SIMC seeks to manage the impact to the Funds resulting from reallocations in the Strategies.

MORE INFORMATION ABOUT THE FUNDS' BENCHMARK INDEXES

The following information describes the various indexes referred to in the Performance Information sections of this prospectus, including those indexes that compose the Emerging Markets Debt Fund's Blended Benchmark.

The Barclays Global Aggregate Ex-US Index, Hedged, is an index of government, corporate and collateralized bonds denominated in foreign currencies.

The J.P. Morgan Emerging Markets Bond Index (EMBI) Global Diversified Index tracks the total returns for U.S. dollar-denominated debt instruments issued by sovereign and quasi-sovereign entities.

The J.P. Morgan Government Bond Index-Emerging Markets (GBI-EM) Global Diversified Index is a comprehensive global local emerging markets index, and consists of liquid, fixed-income rate, domestic currency government bonds.

The Morgan Stanley Capital International (MSCI) Europe, Australasia and the Far East (EAFE) Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller capitalizations) index of 1,010 securities listed on the stock exchanges of developed market countries in Europe, Australasia and the Far East.

The Morgan Stanley Capital International (MSCI) Emerging Markets Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller capitalizations) index of over 800 stocks from approximately 17 emerging market countries.

INVESTMENT ADVISER

SIMC, an SEC registered investment adviser, located at One Freedom Valley Drive, Oaks, PA 19456, serves as the investment adviser to the Funds. As of September 30, 2015, SIMC had approximately $157.53 billion in assets under management.

The Funds are managed by SIMC and one or more Sub-Advisers. SIMC acts as a "manager of managers" of the Funds and, subject to the oversight of the Board of Trustees of the Trust (Board), is responsible for:

— researching and recommending to the Board, the hiring, termination and replacement of Sub-Advisers;

— allocating, on a continuous basis, assets of a Fund among the Sub-Advisers (to the extent a Fund has more than one sub-adviser);

— monitoring and evaluating each Sub-Adviser's performance;

— overseeing the Sub-Advisers to ensure compliance with the Funds' investment objectives, policies and restrictions; and

— monitoring each Sub-Adviser's adherence to its investment style.

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SIMC acts as manager of managers for the Funds pursuant to an exemptive order obtained from the SEC. The exemptive order permits SIMC, with the approval of the Board, to retain unaffiliated sub-advisers for the Funds without submitting the sub-advisory agreements to a vote of the applicable Funds' shareholders. Among other things, the exemptive order permits the non-disclosure of amounts payable by SIMC under such sub-advisory agreements. As a manager of managers, SIMC is ultimately responsible for the investment performance of the Funds. The Board supervises SIMC and the Sub-Advisers and establishes policies that they must follow in their management activities.

SIMC sources, analyzes, selects and monitors a wide array of Sub-Advisers across multiple asset classes. Differentiating manager skill from market-generated returns is one of SIMC's primary objectives, as it seeks to identify Sub-Advisers that can deliver attractive investment results. SIMC believes that a full assessment of qualitative as well as quantitative factors is required to identify truly skilled managers. In carrying out this function, SIMC forms forward-looking expectations regarding how a Sub-Adviser will execute a given investment mandate; defines environments in which the strategy is likely to outperform or underperform; and seeks to identify the relevant factors behind a Sub-Adviser's performance. It also utilizes this analysis to identify catalysts that would lead SIMC to reevaluate its view of a Sub-Adviser.

SIMC then constructs a portfolio that seeks to maximize the risk-adjusted rate of return by finding a proper level of diversification between sources of excess return (at an asset class level) and the investment managers implementing them. The allocation to a given investment manager is based on SIMC's analysis of the manager's particular array of alpha sources, the current macroeconomic environment, expectations about the future macroeconomic environment, and the level of risk inherent in a particular manager's investment strategy. SIMC measures and allocates to Sub-Advisers based on risk allocations in an attempt to ensure that one manager does not dominate the risk of a multi-manager, multi-return-source Fund.

The following portfolio managers are primarily responsible for the oversight of the Sub-Advisers as described above, including recommending the hiring and termination of such Sub-Advisers.

Sandra M. Ackermann-Schaufler, CFA serves as a Portfolio Manager for the Investment Management Unit for global, international and emerging markets equities. In this role, Ms. Ackermann-Schaufler is responsible for the management of the portfolios and the oversight of research, selection and ongoing evaluation of global, international and emerging markets equity managers for the SEI funds. Prior to joining SEI in 2009, Ms. Ackermann-Schaufler was a Senior International Equity Analyst and Portfolio Manager of Merrill Lynch's multi-manager strategies, where she managed the firm's strategic and dynamic international equity portfolios and was in charge of the fund analysis of global, international and emerging markets investment managers as well as commodity related investment vehicles through a combination of quantitative and qualitative analysis combined with in-person interviews. Previously, Ms. Ackermann-Schaufler was a Senior Equity Analyst at Zircon Asset Management. Ms. Ackermann-Schaufler has also served as Chief Investment Officer and Lead Portfolio Manager for three international closed-end mutual funds at Deutsche Asset Management. Earlier in her career, Ms. Ackermann-Schaufler was a Marketing Analyst at HVB Capital Markets, a Portfolio Manager and Equity Analyst at Deutsche Asset Management in Frankfurt, Germany and a Portfolio Manager at Allianz Asset Management in Munich, Germany. Ms. Ackermann-Schaufler earned her Master of Science in International Economic Sciences from the University of Innsbruck in Austria. Ms. Ackermann-Schaufler is a CFA charterholder.

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Jason Collins serves as the head of the UK Investment Management Unit and Portfolio Manager with the UK Equity team. Prior to his employment with SEI, Mr. Collins was a Founding Partner of Maia Capital Partners, where he was responsible for all aspects of portfolio management for the firm, including manager research and fund selection across all asset classes, asset allocation, portfolio construction and implementation. Prior to founding Maia Capital, Mr. Collins was a Portfolio Manager at Fidelity International where he was responsible for a range of multi-manager funds and played a key role in the development of the investment process. Before joining Fidelity, Mr. Collins spent over nine years at Skandia as Head of Investment Research, where he was responsible for the manager research, selection and monitoring process and was a key member of the Group Investment Committee. Mr. Collins earned his Bachelor of Arts in Financial Services with honors from Bournemouth University.

James Mashiter, CFA is a Fixed Income Portfolio Manager within the Investment Management Unit. Mr. Mashiter joined SEI in 2011 as a Senior Fixed Income Analyst in the London Fixed Income Team. Prior to joining SEI, Mr. Mashiter worked in fixed income fund research at Standard & Poor's for four years. Previously, Mr. Mashiter worked at Henderson Global Investors. Mr. Mashiter earned his Bachelor of Science in Economics and Politics from the University of Warwick and his Master of Arts in Finance and Investment from the University of Nottingham.

David Aniloff, CFA serves as a Portfolio Manager on the Global Fixed Income team with primary responsibility for SEI's below-investment-grade fixed income strategies. Mr. Aniloff manages a $1 billion portfolio of collateralized debt obligations, a strategy that he co-developed in mid-2005. Mr. Aniloff also oversees SEI's High Yield and Emerging Markets Debt Funds, where his duties include manager analysis and selection, strategy development and enhancement, and investment research. In his preceding role, Mr. Aniloff was a Performance Analyst on SEI's Portfolio Implementations team. Mr. Aniloff earned his Bachelor of Science in Finance from the Pennsylvania State University and his Master of Business Administration with a concentration in Finance from Villanova University. Mr. Aniloff is a CFA Charterholder.

SUB-ADVISERS

Each Sub-Adviser makes investment decisions for the assets it manages and continuously reviews, supervises and administers its investment program. Each Sub-Adviser must also operate within each Fund's investment objective, restrictions and policies and within specific guidelines and instructions established by SIMC from time to time. Each Sub-Adviser is responsible for managing only the portion of the Fund allocated to it by SIMC, and Sub-Advisers may not consult with each other concerning transactions for a Fund. SIMC pays the Sub-Advisers out of the investment advisory fees it receives (as described below).

For the fiscal year ended September 30, 2015, SIMC received investment advisory fees as a percentage of each Fund's average daily net assets, at the following annual rates:

	Investment Advisory Fees	Investment Advisory Fees After Fee Waivers
International Equity Fund	0.51%	0.51%
Emerging Markets Equity Fund*	1.05%	0.95%
International Fixed Income Fund	0.30%	0.25%
Emerging Markets Debt Fund	0.85%	0.60%

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* Renewed as of January 31, 2016, SIMC, the Emerging Market Equity Fund's investment adviser, has contractually agreed to waive its management fee as necessary to keep the management fee paid by the Fund during its fiscal year from exceeding 0.95%. This fee waiver agreement shall remain in effect until January 31, 2017 and, unless earlier terminated, shall be automatically renewed for successive one-year periods thereafter. The agreement may be amended or terminated only with the consent of the Board of Trustees.

A discussion regarding the basis of the Board's approval of the Funds' investment advisory and/or sub-advisory agreements is available in the Funds' Semi-Annual Report, which covers the period of October 1, 2014 through March 31, 2015, and the Funds' Annual Report, which covers the period of October 1, 2014 to September 30, 2015.

SIMC has registered with the National Futures Association as a "commodity pool operator" under the Commodities Exchange Act (CEA) with respect to the International Fixed Income Fund and with respect to certain other products not included in this prospectus. The Trust has claimed, on behalf of each Fund (other than the International Fixed Income Fund) and in reliance on relevant rules, regulations and no-action relief, an exclusion from the definition of the term "commodity pool operator" under the CEA. The Trust and each Fund (other than the International Fixed Income Fund) are therefore not subject to registration or regulation as a pool operator under the CEA.

Information About Fee Waivers

For most of the Funds, the Funds' actual total annual fund operating expenses of the Class A Shares of the Funds for the most recent fiscal year were less than the amounts shown in the Annual Fund Operating Expenses tables in the Fund Summary sections because the Funds' adviser, the Funds' distributor and/or the Funds' administrator voluntarily waived a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, Trustee fees and extraordinary expenses not incurred in the ordinary course of the Funds' business) at a specified level. The waivers of the Funds' adviser, the Funds' distributor and/or the Funds' administrator are limited to the Funds' direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Funds, such as acquired fund fees and expenses (AFFE). The Funds' adviser, the Funds' distributor and/or the Funds' administrator may discontinue all or part of any voluntary waivers. With these fee waivers, the actual total annual fund operating expenses of the Class A Shares of the Funds for the most recent fiscal year (ended September 30, 2015) were as follows:

Fund Name — Class A Shares	Total Annual Fund Operating Expenses (before fee waivers)	Total Annual Fund Operating Expenses (after fee waivers)	Total Annual Fund Operating Expenses (after fee waivers, excluding AFFE, if applicable)*
International Equity Fund	1.24%	1.24%	1.24%
International Fixed Income Fund	1.07%	1.02%	1.02%
Emerging Markets Debt Fund	1.61%	1.36%	1.36%

* AFFE reflect the estimated amount of fees and expenses that were incurred indirectly by the Funds through their investments in other investment companies during the most recent fiscal year.

Sub-Advisers and Portfolio Managers

INTERNATIONAL EQUITY FUND:

Acadian Asset Management LLC: Acadian Asset Management LLC (Acadian), located at 260 Franklin Street, Boston, Massachusetts 02110, serves as a Sub-Adviser to the International Equity Fund. A team of

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investment professionals manages the portion of the International Equity Fund's assets allocated to Acadian. John Chisholm, Executive Vice President and Chief Investment Officer, serves as the lead portfolio manager for the portfolio. Mr. Chisholm is responsible for the direction and oversight of the firm's portfolio management and research efforts. Mr. Chisholm joined Acadian in 1987. Asha Mehta, Senior Vice President and Portfolio Manager, serves as a back-up portfolio manager for the portfolio. Ms. Mehta joined Acadian in 2007. Ms. Mehta's responsibilities have included portfolio management, research on responsible investing, stock selection strategies for developing and established markets, and enhancements to the Acadian investment process.

Blackcrane Capital, LLC: Blackcrane Capital, LLC (Blackcrane), located at 500 108th Ave NE, STE 960, Bellevue, Washington 98005, serves as a Sub-Adviser to the International Equity Fund. The professionals primarily responsible for the day-to-day management of the portion of the assets of the International Equity Fund allocated to Blackcrane are Daniel Y. Kim, CFA and Aaron J. Bower, CFA. Mr. Kim serves as Chief Executive Officer and Chief Investment Officer at Blackcrane and oversees overall portfolio construction as well as investment strategy at the firm. Prior to founding Blackcrane in 2012, Mr. Kim served as Portfolio Manager and Director of Research at Mastholm Asset Management, LLC, where he was employed from 2004 to 2012. Mr. Kim has over 12 years of industry experience. Mr. Bower serves as Associate Portfolio Manager and Chief Compliance Officer at Blackcrane and is responsible for generating investment research and financial earnings models. Prior to joining Blackcrane in 2012, Mr. Bower was a Partner and Investment Analyst at Mastholm Asset Management, LLC from 2005 to 2012. Mr. Bower has 9 years of industry experience.

Causeway Capital Management LLC: Causeway Capital Management LLC (Causeway), located at 11111 Santa Monica Boulevard, 15th Floor, Los Angeles, California 90025, serves as a Sub-Adviser to the International Equity Fund. The following team of portfolio managers manages the portion of the International Equity Fund's asset allocated to Causeway. Sarah H. Ketterer is the chief executive officer of Causeway and co-founded Causeway in June 2001. Ms. Ketterer is a portfolio manager of Causeway's international value equity, international value select, global value equity, international opportunities, global opportunities, global absolute return, and international small cap strategies. Ms. Ketterer has a BA in Economics and Political Science from Stanford University and an MBA from the Amos Tuck School, Dartmouth College. Harry W. Hartford is the President of Causeway and co-founded Causeway in June 2001. Mr. Hartford is a portfolio manager of Causeway's international value equity, international value select, global value equity, international opportunities, global opportunities, global absolute return, and international small cap strategies. Mr. Hartford has a BA, with honors, in Economics from the University of Dublin, Trinity College, and an MSc in Economics from Oklahoma State University, and is a Phi Kappa Phi member. James A. Doyle is a director of Causeway and is a portfolio manager of Causeway's international value equity, international value select, global value equity, international opportunities, global opportunities, global absolute return, and international small cap strategies. Mr. Doyle joined the firm in June 2001. Mr. Doyle has a BA in Economics from Northwestern University and an MBA in Finance from the Wharton School, University of Pennsylvania. Jonathan P. Eng is a director of Causeway and is a portfolio manager of Causeway's international value equity, international value select, global value equity, international opportunities, global opportunities, global absolute return, and international small cap strategies. Mr. Eng joined the firm in July 2001. Mr. Eng has a BA in History and Economics from Brandeis University and an MBA from the Anderson Graduate School of Management at UCLA. Conor Muldoon, CFA, is a director of Causeway and is a portfolio manager of Causeway's international value equity, international value select, global value equity, international opportunities, global opportunities, global absolute return, and international small cap strategies.

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Mr. Muldoon joined the firm in June 2003. Mr. Muldoon has a BSc and an MA from the University of Dublin, Trinity College and an MBA, with high honors, from the University of Chicago. Mr. Muldoon was inducted into the Beta Gamma Sigma honors society and is also a CFA charterholder. Foster Corwith, CFA, is a director of Causeway and is a portfolio manager of Causeway's international value equity, international value select, global value equity, international opportunities, global opportunities, global absolute return, and international small cap strategies. Mr. Corwith joined the firm in July 2006 as a research associate and was promoted to portfolio manager in April 2013. Mr. Corwith has a BA, cum laude, from Tufts University, an MBA from the University of Chicago, and is a CFA charterholder. Alessandro Valentini is a director of Causeway and is a portfolio manager of Causeway's international value equity, international value select, global value equity, international opportunities, global opportunities, global absolute return, and international small cap strategies. Mr. Valentini joined the firm in July 2006 as a research associate and was promoted to portfolio manager in April 2013. Mr. Valentini has an MBA from Columbia Business School, with honors, an MA in Economics from Georgetown University and a BS, magna cum laude, from Georgetown University. Mr. Valentini is a CFA charterholder. Ellen Lee is a director of Causeway and is a portfolio manager of Causeway's international value equity, international value select, global value equity, international opportunities, global opportunities, global absolute return, and international small cap strategies. Ms. Lee joined the firm in August 2007 as a research associate and was promoted to portfolio manager in January 2015. Ms. Lee has an MBA from the Stanford Graduate School of Business and a BA in Business Administration from Seoul National University.

Henderson Global Investors (North America) Inc.: Henderson Global Investors (North America) Inc. (HGINA), located at 737 North Michigan Avenue, Suite 1700, Chicago, Illinois 60611 serves as a Sub-Adviser to the International Equity Fund. A team of investment professionals manages the portion of the International Equity Fund's assets allocated to HGINA. Matthew Beesley serves as Director of Global Equities at Henderson Global Investors Limited and has eighteen years of industry experience. Prior to joining Henderson Global Investors Limited in 2012, Mr. Beesley was a Partner and Portfolio Manager at Trinity Street Asset Management from 2008 to 2012, and a Senior Portfolio Manager and Vice President at J.P. Morgan Asset Management from 2002 to 2008. Sanjeev Lakhani serves as Investment Manager at Henderson Global Investors Limited and has eleven years of industry experience. Prior to joining Henderson Global Investors Limited in 2011, Mr. Lakhani was an Investment Analyst with Gartmore Investment Limited's Global Equities Team from 2008 to 2011.

INTECH Investment Management LLC: INTECH Investment Management LLC (INTECH), located at CityPlace Tower, 525 Okeechobee Boulevard, Suite 1800, West Palm Beach, Florida 33401, serves as a Sub-Adviser to the International Equity Fund. A team of investment professionals, led by Dr. Adrian Banner, Chief Executive Officer and Chief Investment Officer, manages the portion of the International Equity Fund's assets allocated to INTECH. Dr. Banner sets a policy for the investment strategy and implements and supervises the optimization process. Dr. Banner was Chief Investment Officer since January 1, 2012, and in November 2012, assumed the role as Chief Executive Officer in addition to his role as Chief Investment Officer. Previously, Dr. Banner was Co-Chief Investment Officer beginning January 2009, Senior Investment Officer from September 2007 to January 2009, and joined INTECH in August 2002 as Director of Research. Mr. Joseph Runnels, CFA, Vice President of Portfolio Management, joined INTECH in 1998. Dr. Vassilios Papathanakos was appointed Deputy Chief Investment Officer in November 2012. Prior to that, Dr. Papathanakos was Director of Research since July 2007, and joined the firm in October 2006 as Associate Director of Research. Dr. Phillip Whitman became Portfolio Manager in January 2015. Before that, he was Director of Research since November 2012 and previously Associate

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Director of Research since joining INTECH in November 2010. Prior to that, Dr. Whitman was enrolled in the Ph.D. program (mathematics) at Princeton University from 2005 through November 2010, where he also served as a Course Instructor and Assistant Instructor for Multivariable Calculus in 2008 and 2009, respectively. No one person of the investment team is primarily responsible for implementing the investment strategies of the portion of the International Equity Fund allocated to INTECH.

Neuberger Berman Investment Advisers LLC: Neuberger Berman Investment Advisers LLC (NBIA; and, together with its affiliates, Neuberger Berman), located at 605 Third Avenue, New York, New York 10158, serves as a Sub-Adviser to the International Equity Fund. Benjamin Segal, CFA, Managing Director, is responsible for the management of the portion of the International Equity Fund's assets allocated to NBIA. Mr. Segal joined Neuberger Berman in 1998 as a portfolio manager. Mr. Segal is a portfolio manager for the firm's Institutional and Mutual Fund International Equity team.

Tradewinds Global Investors, LLC: Tradewinds Global Investors, LLC (Tradewinds), located at 2049 Century Park East, 20th Floor, Los Angeles, California 90067, serves as a Sub-Adviser to the International Equity Fund. Peter L. Boardman, Managing Director, Portfolio Manager and Equity Analyst, manages the portion of the International Equity Fund's assets allocated to Tradewinds. Prior to joining Tradewinds in 2006, Mr. Boardman was an international equity analyst at Nuveen Investments, Inc.'s affiliate, NWQ Investment Management Company, LLC, for three years. He earned a bachelor's degree in economics from Willamette University and a master's degree in international management from Garvin School of International Management (Thunderbird).

WCM Investment Management: WCM Investment Management (WCM), located at 281 Brooks Street, Laguna Beach, California 92651, serves as a Sub-Adviser to a portion of the assets of the International Equity Fund. A team of investment professionals manages the portion of the International Equity Fund's assets allocated to WCM. Paul R. Black serves as Portfolio Manager and co-CEO at WCM, and has been with the firm since 1989. His primary responsibilities are portfolio management and equity research. Peter J. Hunkel serves as Portfolio Manager and Business Analyst at WCM and has been with the firm since 2001. His primary responsibilities are portfolio management and equity research. Michael B. Trigg serves as Portfolio Manager and Business Analyst at WCM and has been with the firm since 2006. His primary responsibilities are portfolio management and equity research. Kurt R. Winrich serves as Portfolio Manager and co-CEO at WCM, and has been with the firm since 1984. His primary responsibilities are portfolio management and equity research.

EMERGING MARKETS EQUITY FUND:

Delaware Investments Fund Advisers, a series of Delaware Management Business Trust: Delaware Investments Fund Advisers (DIFA), a series of Delaware Management Business Trust (DMBT), located at 2005 Market Street, Philadelphia, Pennsylvania 19103, serves as a Sub-Adviser to the Emerging Markets Equity Fund. Sub-advisory services were transitioned from Delaware Management Company (DMC) to DIFA, an affiliate of DMC and a series of DMBT, in May of 2013. DMBT is a subsidiary of Delaware Management Holdings, Inc. (DMHI). Delaware Investments is the marketing name for DMHI and its subsidiaries. Liu-Er Chen, CFA, Senior Vice President, Chief Investment Officer — Emerging Markets and Healthcare at DIFA, is the portfolio manager responsible for the portion of the Emerging Markets Equity Fund's assets allocated to DIFA. Mr. Chen heads the firm's global Emerging Markets team. Prior to joining Delaware Investments in September 2006 in his current position, he spent nearly 11 years at Evergreen Investment Management Company, where he most recently served as Managing Director and Senior Portfolio Manager. Mr. Chen is licensed to practice medicine in China and has experience in medical research at both the Chinese

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Academy of Sciences and Cornell Medical School. He holds an MBA with a concentration in management from Columbia Business School.

J O Hambro Capital Management Limited: J O Hambro Capital Management Limited (JOHCM), located at Ground Floor, Ryder Court, 14 Ryder Street, London, SW1Y, 6QB, United Kingdom, serves as a Sub-Adviser to the Emerging Markets Equity Fund. A team of investment professionals manages the portion of the Emerging Markets Equity Fund's assets allocated to JOHCM. Emery Brewer is the lead Senior Fund Manager of the JOHCM Emerging Markets Fund. He has over 24 years' experience in Emerging Markets equity fund management, gained while working at Driehaus Capital Management. In December 1997, Mr. Brewer founded the Driehaus Capital Management Emerging Markets Growth Fund, which he managed for ten years until he left Driehaus in December 2007. In 2008-2009, Mr. Brewer was a private investor until joining JOHCM in 2010. In 1998, he founded the Driehaus International Discovery Fund, which he co-managed with Dr. Ivo Kovachev until April 2005. Prior to this, he was an analyst and manager for the Driehaus East Europe Fund. Mr. Brewer has a BS in Economics from the University of Utah and an MBA from the University of Rochester. Dr. Ivo Kovachev is Senior Fund Manager of the JOHCM Emerging Markets Fund. He joined JOHCM in 2010 from Kinsale Capital Management where he was Chief Investment Officer. Prior to this, Dr. Kovachev spent ten years at Driehaus Capital Management, most recently as Fund Manager for the Driehaus European Opportunity Fund. Together with Mr. Brewer, Dr. Kovachev co-managed the Driehaus International Discovery Fund. He also contributed to the Emerging Markets Growth investment process for many years. Prior to this, Dr. Kovachev worked on and then managed the Driehaus East Europe Fund. He holds an ME in Management Information Systems from the Prague School of Economics and MS in Technology and Innovation Management from the University of Sussex. In addition, he holds a Ph.D. in Industrial and Development Policy. He is also a Fulbright Scholar, having attended the Thunderbird School of Global Management in Arizona (USA).

Kleinwort Benson Investors International Ltd: Kleinwort Benson Investors International Ltd (KBII), located at 3rd Floor, 2 Harbourmaster Place, IFSC, Dublin 1, Ireland, serves as a Sub-Adviser to the Emerging Markets Equity Fund. A team of investment professionals manages the portion of the Emerging Markets Equity Fund allocated to KBII. Gareth Maher is KBII's Head of Portfolio Management and has been with the firm since 2000. Gareth joined the Global Equity Strategies team in 2008, having managed U.S., Irish and Far Eastern equities from the year 2000. Gareth graduated from University College Dublin (UCD) with a first class honours Commerce degree in 1986 followed by a first class honours Masters of Economic Science (UCD) in 1987. David Hogarty was instrumental in developing the Global Equity Strategies in 2003 and has been a member of the investment team since launch. David graduated from University College Dublin with a B.A. in Economics and Politics in 1989 and holds the Investment Management Certificate. Ian Madden joined the Global Equities Strategies team in 2004. He graduated from Trinity College Dublin in 2000 with a Bachelor of Business Studies specialising in Finance & Accounting and holds the Investment Management Certificate. James Collery joined the Global Equity Strategies team in 2007. James graduated from Trinity College, Dublin in 1999 with a BA Honours degree in Science and holds the Investment Management Certificate. John Looby joined Kleinwort Benson Investors in September 2014. He is a very experienced investment professional having worked in Financial Markets since 1990 in roles spanning Fixed Income, Absolute Return and Equities. An economics graduate of UCD, he also holds a Post Graduate Diploma in Statistics from TCD and an MA in International Relations from DCU. Massimiliano Tondi joined Kleinwort Benson Investors in September 2014. He completed his Master Degree in Economics from "L. Bocconi" University, Milan,

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Italy. In 2005, he was awarded with the Financial Risk Manager (FRM) certificate from the Global Association of Risk Professionals (GARP) and he is a CFA charterholder since 2009.

Lazard Asset Management LLC: Lazard Asset Management LLC (Lazard), located at 30 Rockefeller Plaza, New York, New York 10112, serves as a Sub-Adviser to the Emerging Markets Equity Fund. A team of investment professionals manages the portion of the Emerging Markets Equity Fund's assets allocated to Lazard. The team consists of Kevin O'Hare, CFA, Managing Director, Portfolio Manager/Analyst; Peter Gillespie, CFA, Director, Portfolio Manager/Analyst; James Donald, CFA, Managing Director, Portfolio Manager/Analyst; and John R. Reinsberg, Deputy Chairman, International and Global Strategies. Mr. O'Hare joined Lazard in 2001 as a portfolio manager/analyst on the Developing Markets Equity team, focusing on the technology, health care, telecommunications and consumer discretionary sectors. Mr. Gillespie joined Lazard in 2007 and is a director and portfolio manager/analyst on the Developing Markets Equity team, focusing on the industrials, materials and consumer staples sectors. Prior to joining Lazard, Mr. Gillespie was a portfolio manager at Newgate Capital, LLP, where he co-managed the Asian portion of an emerging markets equity fund. Mr. Donald joined Lazard in 1996 as a portfolio manager/analyst on the Emerging Markets Equity team and Head of the Emerging Markets Group. Mr. Reinsberg joined Lazard in 1992 as a portfolio manager/analyst on the Global Equity and International Equity portfolio teams. He is also Deputy Chairman of Lazard, responsible for oversight of the firm's international and global strategies.

Neuberger Berman Investment Advisers LLC: Neuberger Berman Investment Advisers LLC (NBIA; and, together with its affiliates, Neuberger Berman), located at 605 Third Avenue, New York, New York 10158, serves as a Sub-Adviser to the Emerging Markets Equity Fund. Conrad A. Saldanha, CFA, Managing Director, is responsible for the management of the portion of the Emerging Markets Equity Fund's assets allocated to NBIA. Mr. Saldanha joined Neuberger Berman in 2008 as a portfolio manager. Mr. Saldanha is a portfolio manager for the firm's Global Equity team and is responsible for Emerging Markets equities. Prior to joining NBIA, he held several positions at GE Asset Management Inc., most recently serving as vice president and co-portfolio manager on the Global Emerging Markets product.

PanAgora Asset Management Inc.: PanAgora Asset Management Inc. (PanAgora), located at 470 Atlantic Avenue, 8th Floor, Boston, Massachusetts 02210, serves as a Sub-Adviser to the Emerging Markets Equity Fund. A team of investment professionals at PanAgora manages the portion of the Emerging Markets Equity Fund's assets allocated to PanAgora. The team consists of Jane Zhao, Ph.D., Dmitri Kantsyrev, Ph.D., CFA and Oleg Nuzinson. Dr. Zhao is a Director on the Dynamic Equity Team. Her primary responsibilities include conducting research to uncover new alpha sources, building quantitative stock selection models and managing portfolios within the Dynamic Equity strategies. Prior to joining PanAgora in 2006, Dr. Zhao studied finance at the University of Arizona. Dr. Kantsyrev, a Director on the Dynamic Equity Team, is primarily responsible for conducting research for PanAgora's Global and International Equity strategies. Dr. Kantsyrev joined PanAgora in 2007 from the University of Southern California, where he studied finance. Mr. Nusinzon is a Director on the Dynamic Equity Management Team. His primary responsibilities include portfolio management, research, and model development. Mr. Nuzinson joined the Dynamic Equity Team in 2015. Mr. Nusinzon was a Director on PanAgora's Stock Selector Equity Team since 2009.

RWC Asset Advisors (US) LLC: RWC Asset Advisors (US) LLC (RWC), located at 2640 South Bayshore Drive, Suite 201, Miami, Florida 33133, serves as a Sub-Adviser to the Emerging Markets Equity Fund. A team of investment professionals manages the portion of the Emerging Markets Equity Fund's assets allocated

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to RWC. The professionals primarily responsible for the day-to-day management are James Johnstone and John Malloy. Mr. Johnstone, Portfolio Manager for RWC's emerging markets and frontier markets strategies, joined RWC in 2015. Previously, Mr. Johnstone was Senior Managing Director, Director of Investments, and Portfolio Manager at Everest Capital, having joined the Everest Capital group of companies in 2009. He was a member of the firm's Investment Committee. Mr. Johnstone has 18 years of investment management experience. He holds a M.A. in classics and modern languages from Christ Church, Oxford University. Mr. Malloy, Portfolio Manager for RWC's emerging markets and frontier markets strategies, joined RWC in 2015. Previously, Mr. Malloy was Senior Managing Director, Director of Investments and Portfolio Manager at Everest Capital, and was with the Everest Capital group of companies for 18 years. He was a member of the firm's Executive, Investment and Risk Committees. Mr. Malloy has 23 years of global investment management and research analysis experience. He holds a B.S. in management from Norwich University and an M.B.A. from Boston University.

INTERNATIONAL FIXED INCOME FUND:

AllianceBernstein L.P.: AllianceBernstein L.P. (AllianceBernstein), located at 1345 Avenue of the Americas, New York, New York 10105, serves as a Sub-Adviser to the International Fixed Income Fund. A team of investment professionals, led by Douglas J. Peebles, Scott DiMaggio, John Taylor, Jorgen Kjaersgaard and Daniel Loughney manages the portion of the International Fixed Income Fund's assets allocated to AllianceBernstein. Mr. Peebles, Executive Vice President, has been Chief Investment Officer of Fixed Income since 2008. Previously, he served as Co-Chief Investment Officer of Fixed Income from 2004 to 2008 and was a senior portfolio manager of Global Fixed Income from 2000 to 2004. He is also Director of Global Fixed Income and served as a senior vice president in Global Fixed Income from February 1998 to April 2004. Mr. Peebles has been with AllianceBernstein for twenty-four years. Mr. DiMaggio, Vice President and Director of Global and Canada Fixed Income, served as Quantitative Analyst from 1999-2006 and has been a portfolio manager of Global Fixed Income since 2003. He has been with AllianceBernstein for twelve years. Mr. Taylor currently serves as a vice president and as a member of the Global Fixed Income and Emerging-Market Debt teams. He has been with AllianceBernstein for fourteen years. Mr. Kjaersgaard is a Portfolio Manager for European Credit and a member of the UK & Euro, High Yield and Credit portfolio management teams. He has been with AllianceBernstein for seven years. Mr. Loughney is a Portfolio Manager for AllianceBernstein's UK Multi-Sector team, overseeing the firm's UK and European sovereign, supranational and agencies investments as well as its foreign-exchange-market investments. Additionally, he sits on the Rates and Currency Research Review Committee. Loughney joined AllianceBernstein in 2005 as a portfolio manager focusing on European fixed-income portfolios.

FIL Investment Advisors: FIL Investment Advisors (FIA), located at Pembroke Hall, 42 Crow Lane, Pembroke HM 19, Bermuda, serves as a Sub-Adviser to the International Fixed Income Fund. FIA has engaged its affiliate, FIL Investment Advisors (UK) Limited (FIA UK), with an office at 25 Cannon Street, London, EC4M 5TA, England, to provide certain advisory services to the International Fixed Income Fund. Andrew Weir manages the portion of the International Fixed Income Fund's assets allocated to FIA. Mr. Weir has been with FIL Limited (FIL) and its affiliates for over 15 years and has 20 years of industry experience. Mr. Weir joined FIL in 1997 as a Quantitative Fixed Income Analyst. He became the Director of Quantitative Research in 2002, moving to Portfolio Manager in December 2003.

Wellington Management Company LLP: Wellington Management Company LLP (Wellington Management), a Delaware limited liability partnership with principal offices located at 280 Congress Street, Boston, Massachusetts 02210, serves as a Sub-Adviser to the International Fixed Income Fund. Wellington

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Management is owned by the partners of Wellington Management Group LLP, a Massachusetts limited liability partnership. Robert L. Evans, Senior Managing Director and Fixed Income Portfolio Manager affiliated with Wellington Management and located outside the U.S., has served as Portfolio Manager of the portion of the International Fixed Income Fund's assets allocated to Wellington Management since 2009. Mr. Evans joined Wellington Management as an investment professional in 1995.

EMERGING MARKETS DEBT FUND:

Investec Asset Management Ltd.: Investec Asset Management Ltd. (Investec), located at Woolgate Exchange, 25 Basinghall Street, London EC2V 5HA, United Kingdom, serves as a Sub-Adviser to the Emerging Markets Debt Fund. Peter Eerdmans and Grant Webster manage the portion of the assets of the Emerging Markets Debt Fund allocated to Investec. Mr. Eerdmans joined Investec in 2005. Prior to 2005, Mr. Eerdmans was responsible for bond and currency manager research at Watson Wyatt. Mr. Eerdmans is the co-head of Emerging Markets Fixed Income at Investec and is jointly responsible for all global emerging markets debt strategies. Mr. Eerdmans is also responsible for Asian markets within the team. Grant Webster, having joined the firm in 2011, is portfolio manager on the Global EMD team. Grant is responsible for former Commonwealth of Independent States (CIS) and the Middle East, as well as quantitative analysis on emerging market multi-strategy projects. Prior to joining Investec, Grant worked in London as a quantitative analyst and portfolio manager of global macro and convertible bond funds at RWC Partners. Peter Eerdmans and Grant Webster are responsible for the Emerging Markets Blended Debt Strategy.

Neuberger Berman Investment Advisers LLC: Neuberger Berman Investment Advisers LLC (NBIA; and, together with its affiliates, Neuberger Berman), located at 605 Third Avenue, New York, New York 10158, serves as the Sub-Adviser to the Emerging Markets Debt Fund. Portfolio managers Rob Drijkoningen, Gorky Urquieta, Jennifer Gorgoll, CFA, Raoul Luttik, Nish Popat, Prashant Singh, CFA, Bart van der Made, CFA and Vera Kartseva are responsible for the management of the assets of the Emerging Markets Debt Fund allocated to NBIA. Rob Drijkoningen, Managing Director, joined Neuberger Berman in 2013. Mr. Drijkoningen is a Portfolio Manager and Co-Head of the Emerging Markets Debt team. He joined Neuberger Berman after working at ING Investment Management for almost 18 years, most recently as the global co-head of the Emerging Markets Debt team responsible for managing over $16 billion in assets. Mr. Drijkoningen earned his macro-economics degree from Erasmus University in Rotterdam and has authored numerous articles on emerging markets debt subjects. He is DSI qualified. Gorky Urquieta, Managing Director, joined Neuberger Berman in 2013. Mr. Urquieta is a Portfolio Manager and Co-Head of the Emerging Markets Debt team. He joined Neuberger Berman from ING Investment Management where he was most recently global co-head of Emerging Markets Debt (EMD), responsible for global emerging markets debt external and local currency strategies. Mr. Urquieta joined ING Investment Management in 1997. He obtained a BA in Business Administration from the Bolivian Catholic University in La Paz, Bolivia, and a master's degree in finance from the University of Wisconsin. Jennifer Gorgoll, CFA, Managing Director, joined Neuberger Berman in 2013. Ms. Gorgoll is a Co-Lead Portfolio Manager on the Emerging Markets Corporate Debt team responsible for global portfolios investing in high grade and high yield emerging market corporate debt across the regions. She joined Neuberger Berman after working at ING Investment Management, where she was most recently the head and a senior portfolio manager of the Emerging Markets Corporate Debt team. Ms. Gorgoll started at ING Investment Management in 2002. Raoul Luttik, Managing Director, joined Neuberger Berman in 2013. Mr. Luttik is a Lead Portfolio Manager on the Emerging Markets Debt team, responsible for managing EMD Local Currency strategies. He joined Neuberger Berman after working at ING Investment

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Management, where he was a lead portfolio manager within their Emerging Markets team (local currency). Mr. Luttik started at ING Investment Management in 1998. He acquired a degree in economics from Rijksuniversiteit Groningen in 1993. In 1997 he became RBA registered (Register of Investment Analysts) a registration affiliated with the European Federation of Financial Analysts Societies. Raoul is also DSI qualified. Nish Popat, Managing Director, joined Neuberger Berman in 2013. Nish is a Co-Lead Portfolio Manager on the Emerging Markets Corporate Debt team. Mr. Popat joined Neuberger Berman after working at ING Investment Management, where he was most recently a senior portfolio manager on the Emerging Markets Corporate Debt team. He joined ING Investment Management in 2008. Prashant Singh, CFA, Managing Director, joined Neuberger Berman in 2013. Prashant is the Lead Portfolio Manager (Asia) on the Emerging Markets Debt team. He is responsible for managing the emerging markets debt portfolios in the Asia region, focusing on rates and currencies. Mr. Singh joined Neuberger Berman after working at ING Investment Management, where he held a similar role. He joined ING Investment Management in 2003. Bart van der Made, CFA, Managing Director, joined Neuberger Berman in 2013. Mr. van der Made is a Lead Portfolio Manager on the Emerging Markets Debt team, responsible for managing EMD Hard Currency portfolios. Prior to joining Neuberger Berman, he held various roles at ING Investment Management, most recently since 2009, as lead portfolio manager of emerging markets debt (hard currency). From 2005 onwards, Mr. van der Made was a senior portfolio manager and before that was the EMD economist — the role in which he joined in 2000. He earned a master's degree in econometrics from Erasmus University in Rotterdam, and has been awarded the Chartered Financial Analyst designation. Vera Kartseva, Vice President, joined Neuberger Berman from ING Investment Management where she was most recently a Strategist on the Emerging Markets Debt team, and managed an Emerging Markets Debt Opportunities fund, a blended strategy of hard and local currency debt. Prior to that, Ms. Kartseva was a quantitative analyst on the Multi-Asset Group of ING Investment Management.

Stone Harbor Investment Partners LP: Stone Harbor Investment Partners LP (Stone Harbor), located at 31 West 52nd Street, 16th Floor, New York, New York 10019, serves as a Sub-Adviser to the Emerging Markets Debt Fund. A team of investment professionals manages the portion of the Emerging Markets Debt Fund's assets allocated to Stone Harbor. The team consists of Peter J. Wilby, CFA; Pablo Cisilino; James E. Craige, CFA; David A. Oliver, CFA; Kumaran Damodaran, Ph.D.; and William Perry. Mr. Wilby has served as Chief Investment Officer of Stone Harbor since April 2006. Prior to April 2006, Mr. Wilby was the Chief Investment Officer of North American Fixed Income and Senior Portfolio Manager responsible for directing investment policy and strategy for all emerging markets and high yield fixed income portfolios at Citigroup Asset Management. Mr. Cisilino has served as a portfolio manager at Stone Harbor since July 2006. From June 2004 to July 2006, Mr. Cisilino was the Executive Director for Sales and Trading in Emerging Markets at Morgan Stanley Inc. Mr. Craige has served as a portfolio manager at Stone Harbor since April 2006. Prior to April 2006, Mr. Craige was managing director and senior portfolio manager for emerging markets debt portfolios at Salomon Brother Asset Management Inc. Mr. Oliver has served as a portfolio manager at Stone Harbor since June 2008. Prior to joining Stone Harbor, Mr. Oliver was a managing director in emerging market sales and trading at Citigroup for over five years. Dr. Damodaran has served as a portfolio manager at Stone Harbor since June 2015. Prior to joining Stone Harbor, Dr. Damodaran served as the Lead Emerging Markets Macro Portfolio Manager at GLG Partners from 2012 to 2015. From 2008 to 2012, Dr. Damodaran was an Executive Vice President and Emerging Markets Portfolio Manager at PIMCO. Prior to 2008, Dr. Damodaran was a Senior Vice President and Trader in Latin American Local Market Rate Derivatives at Lehman Brothers for over five years. Mr. Perry has served as a portfolio manager at Stone Harbor since September 2012.

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From July 2010 to August 2012, Mr. Perry served as an Emerging Markets Fixed Income Corporate Portfolio Manager at Morgan Stanley Investment Management. Prior to July 2010, Mr. Perry served as Managing Director of the Global Special Opportunities Group and Portfolio Manager for Latin American Special Situations at JPMorgan Chase Bank for over five years.

The SAI provides additional information about the portfolio managers' compensation, other accounts they manage, and their ownership, if any, of securities in the Fund shares.

Legal Proceedings

A lawsuit entitled Steven Curd and Rebel Curd v. SEI Investments Management Corporation was initially filed against SIMC in the U.S. District Court for the Eastern District of Pennsylvania (the Court) on December 11, 2013. On August 28, 2014, the Court granted SIMC's motion to dismiss the initial complaint in the lawsuit, but also granted plaintiffs leave to amend the complaint. On October 2, 2014, plaintiffs filed an amended complaint. In the amended complaint, SEI Investments Global Funds Services (SGFS) was added as a defendant. On July 13, 2015, the Court denied SIMC's motion to dismiss the amended complaint, and granted the motion to dismiss with respect to SGFS. On September 18, 2015, a second amended complaint was filed that seeks to remedy a technical deficiency in the amended complaint. The plaintiffs bring the case as a shareholder derivative action against SIMC and SGFS on behalf of certain SEI funds. The claims were based on Section 36(b) of the Investment Company Act of 1940, as amended, which allows shareholders of a mutual fund to sue the investment adviser of the fund or its affiliates for an alleged breach of fiduciary duty with respect to compensation received by the adviser or its affiliates. The plaintiffs bring the suit against SIMC and SGFS with respect to five specific SEI funds: the International Equity Fund, which is a series of this SEI Institutional International Trust, the High Yield Bond, Tax-Managed Large Cap, and Tax-Managed Small/Mid Cap Funds, each of which is a series of the SEI Institutional Managed Trust, and the Intermediate-Term Municipal Fund, which is a series of the SEI Tax Exempt Trust. The plaintiffs seek: (1) damages for the funds in the amount of the alleged "excessive" fees earned by SIMC and SGFS beginning from the one year period prior to the filing of the lawsuit, plus interest, costs, and fees; (2) orders declaring that SIMC and SGFS allegedly violated Section 36(b) and enjoining SIMC and SGFS from further alleged violations; and (3) rescission of SIMC's and SGFS's contracts with the funds, and restitution of all allegedly excessive fees paid beginning from the one year period prior to the filing of the lawsuit, plus interest, costs, and fees. SIMC continues to dispute the claims, and intends to continue to vigorously defend the matter.

PURCHASING, EXCHANGING AND SELLING FUND SHARES

The following sections tell you how to purchase, exchange and sell (sometimes called "redeem") Class A Shares of the Funds. The Funds offer Class A Shares only to financial institutions and intermediaries for their own or their customers' accounts. For information on how to open an account and set up procedures for placing transactions, call 1-800-DIAL-SEI.

HOW TO PURCHASE FUND SHARES

Fund shares may be purchased on any Business Day. Authorized financial institutions and intermediaries may purchase, sell or exchange Class A Shares by placing orders with the Transfer Agent or the Funds' authorized agent. Institutions and intermediaries that use certain SEI or third party systems may place orders electronically through those systems. Authorized financial institutions and intermediaries may also place orders by calling 1-800-858-7233. Generally, cash investments must be

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transmitted or delivered in federal funds to the Funds' wire agent by the close of business on the day after the order is placed. However, in certain circumstances, the Funds, at their discretion, may allow purchases to settle (i.e., receive final payment) at a later date in accordance with the Funds' procedures and applicable law. The Funds reserve the right to refuse any purchase requests, particularly those that the Funds reasonably believe may not be in the best interest of the Funds or their shareholders and could adversely affect the Funds or their operations. This includes those from any individual or group who, in a Fund's view, is likely to engage in excessive trading (usually defined as four or more "round trips" in a Fund in any twelve-month period). For more information regarding the Funds' policies and procedures related to excessive trading, please see "Frequent Purchases and Redemptions of Fund Shares" below.

You may be eligible to purchase other classes of shares of a Fund. However, you may only purchase a class of shares that your financial institutions or intermediaries sell or service. Your financial institutions or intermediaries can tell you which class of shares is available to you.

Each Fund calculates its NAV per share once each Business Day as of the close of normal trading on the NYSE (normally, 4:00 p.m. Eastern Time). So, for you to receive the current Business Day's NAV per share, generally the Funds (or an authorized agent) must receive your purchase order in proper form before 4:00 p.m. Eastern Time. A Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

When you purchase, sell or exchange Fund shares through certain financial institutions, you may have to transmit your purchase, sale and exchange requests to these financial institutions at an earlier time for your transaction to become effective that day. This allows these financial institutions time to process your requests and transmit them to the Funds.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase, redemption and exchange requests for Fund shares. These requests are executed at the NAV per share next determined after the intermediary receives the request if transmitted to the Funds in accordance with the Funds' procedures and applicable law. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

You will have to follow the procedures of your financial institution or intermediary for transacting with the Funds. You may be charged a fee for purchasing and/or redeeming Fund shares by your financial institution or intermediary.

Pricing of Fund Shares

NAV for one Fund share is the value of that share's portion of the net assets of a Fund. In calculating NAV, a Fund generally values its investment portfolio at market price. You may obtain the current NAV of a Fund by calling 1-800-DIAL-SEI.

When valuing portfolio securities, the Funds value securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (other than securities traded on National Association of Securities Dealers Automated Quotations (NASDAQ) or as otherwise noted below) at the last quoted sale price on an exchange or market (foreign or domestic) on which the securities are traded or, if there is no such reported sale, at the most recent quoted bid price. The Funds value securities traded on NASDAQ at the NASDAQ Official Closing Price. If available, debt securities,

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swaps (which are not centrally cleared), bank loans or collateralized debt obligations, such as those held by the Funds, are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations or other methodologies designed to identify the market value for such securities. Redeemable securities issued by open-end investment companies are valued at the investment company's applicable NAV per share, with the exception of ETFs, which are priced as equity securities. The prices of foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. If a security's price cannot be obtained, as noted above, the Funds will value the securities using a bid price from at least one independent broker. If such prices are not readily available, are determined to be unreliable or cannot be valued using the methodologies described above, the Funds will value the security using the Funds' Fair Value Pricing Policies and Procedures (Fair Value Procedures), as described below.

On the first day a new debt security purchase is recorded, if a price is not available from a third-party pricing agent or an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Funds' Fair Value Procedures until an independent source can be secured. Securities held by a Fund with remaining maturities of 60 days or less may be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price a Fund would receive if it sold the instrument, and the value of securities in a Fund can be expected to vary inversely with changes in prevailing interest rates. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used.

Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price.

Futures and swaps cleared through a central clearing house (centrally cleared swaps) are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures and centrally cleared swaps are provided by an independent source. On days when there is excessive volume, market volatility or the future or centrally cleared swap does not end trading by the time the fund calculates its NAV, the settlement price may not be available at the time at which a fund calculates its NAV. On such days, the best available price (which is typically the last sales price) may be used to value a fund's futures or centrally cleared swaps position.

Foreign currency forward contracts are valued at the current day's interpolated foreign exchange rate, as calculated using the current day's spot rate, and the thirty, sixty, ninety and one-hundred eighty day forward rates provided by an independent source.

Prices for most securities held by a Fund are provided daily by third-party independent pricing agents. SIMC or a Sub-Adviser, as applicable, reasonably believes that prices provided by independent pricing agents are reliable. However, there can be no assurance that such pricing service's prices will be reliable. SIMC or a Sub-Adviser, as applicable, will continuously monitor the reliability of prices obtained

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from any pricing service and shall promptly notify the Funds' administrator if it believes that a particular pricing service is no longer a reliable source of prices. The Funds' administrator, in turn, will notify the Fair Value Pricing Committee (the Committee) if it receives such notification from SIMC or a Sub-Adviser, as applicable, or if the Funds' administrator reasonably believes that a particular pricing service is no longer a reliable source for prices.

The Funds' Fair Value Procedures provide that any change in a primary pricing agent or a pricing methodology requires prior approval by the Board or its designated sub-committee. However, when the change would not materially affect the valuation of a Fund's net assets or involve a material departure in pricing methodology from that of the Fund's existing pricing agent or pricing methodology, approval may be obtained at the next regularly scheduled meeting of the Board.

Securities for which market prices are not "readily available," are determined to be unreliable or cannot be valued using the methodologies described above are valued in accordance with Fair Value Procedures established by the Board. The Funds' Fair Value Procedures are implemented through the Committee designated by the Board. The Committee is currently composed of two members of the Board, as well as representatives from SIMC and its affiliates.

Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: (i) the security's trading has been halted or suspended; (ii) the security has been de-listed from a national exchange; (iii) the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or (iv) the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. Examples of factors the Committee may consider are: (i) the facts giving rise to the need to fair value; (ii) the last trade price; (iii) the performance of the market or the issuer's industry; (iv) the liquidity of the security; (v) the size of the holding in a Fund; or (vi) any other appropriate information. The determination of a security's fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

The International Equity and Emerging Markets Equity Funds use a third-party fair valuation vendor. The vendor provides a fair value for foreign securities held by the International Equity and Emerging Markets Equity Funds based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security). Values from the fair valuation vendor are applied in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has also established a "confidence interval," which is used to determine the level of historical correlation between the value of a specific foreign security and movements in the U.S. market before a particular security will be fair-valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the International Equity and Emerging Markets Equity Funds shall value the non-U.S. securities in their portfolios that exceed the applicable "confidence interval" based upon the adjusted prices provided by the fair valuation vendor.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which a Fund calculates its NAV. The closing prices of such securities may no longer reflect their market value at the time a Fund

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calculates NAV if an event that could materially affect the value of those securities (a Significant Event), including substantial fluctuations in domestic or foreign markets or occurrences not tied directly to the securities markets, such as natural disasters, armed conflicts or significant governmental actions, has occurred between the time of the security's last close and the time that a Fund calculates NAV. A Fund may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. As a result, the NAV of the Fund's shares may change on days when shareholders will not be able to purchase or redeem Fund shares.

A Significant Event may relate to a single issuer or to an entire market sector. If SIMC or a Sub-Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate NAV, it may request that a Committee meeting be called. In addition, the Funds' administrator uses several processes, with respect to certain securities, to monitor the pricing data supplied by various sources, including price comparisons and price movements. Any identified discrepancies are researched and subject to the procedures described above.

Frequent Purchases and Redemptions of Fund Shares

"Market timing" refers to a pattern of frequent purchases and sales of a Fund's shares, often with the intent of earning arbitrage profits. Market timing of the Funds could harm other shareholders in various ways, including by diluting the value of the shareholders' holdings, increasing Fund transaction costs, disrupting portfolio management strategy, causing the Funds to incur unwanted taxable gains and forcing the Funds to hold excess levels of cash.

The Funds are intended to be long-term investment vehicles and are not designed for investors that engage in short-term trading activity (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa, in an effort to take advantage of short-term market movements). Accordingly, the Board has adopted policies and procedures on behalf of the Funds to deter short-term trading. The Transfer Agent will monitor trades in an effort to detect short-term trading activities. If, as a result of this monitoring, a Fund determines, in its sole discretion, that a shareholder has engaged in excessive short-term trading, it will refuse to process future purchases or exchanges into the Fund from that shareholder's account.

A shareholder will be considered to be engaging in excessive short-term trading in a Fund in the following circumstances:

i.  if the shareholder conducts four or more "round trips" in a Fund in any twelve-month period. A round trip involves the purchase of shares of a Fund and the subsequent redemption of all or most of those shares. An exchange into and back out of a Fund in this manner is also considered a round trip.

ii.  if a Fund determines, in its sole discretion, that a shareholder's trading activity constitutes excessive short-term trading, regardless of whether such shareholder exceeds the foregoing round trip threshold.

The Funds, in their sole discretion, also reserve the right to reject any purchase request (including exchange requests) for any reason without notice.

Judgments with respect to implementation of the Funds' policies are made uniformly and in good faith in a manner that the Funds believe is consistent with the best long-term interests of shareholders. When

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applying the Funds' policy, the Funds may consider (to the extent reasonably available) an investor's trading history in all SEI funds, as well as trading in accounts under common ownership, influence or control, and any other information available to the Funds.

The Funds' monitoring techniques are intended to identify and deter short-term trading in the Funds. However, despite the existence of these monitoring techniques, it is possible that short-term trading may occur in the Funds without being identified. For example, certain investors seeking to engage in short-term trading may be adept at taking steps to hide their identity or activity from the Funds' monitoring techniques. Operational or technical limitations may also limit the Funds' ability to identify short-term trading activity.

The Funds and/or their service providers have entered into agreements with financial intermediaries that require them to provide the Funds and/or their service providers with certain shareholder transaction information to enable the Funds and/or their service providers to review the trading activity in the omnibus accounts maintained by financial intermediaries. The Funds may also delegate trade monitoring to the financial intermediaries. If excessive trading is identified in an omnibus account, the Funds will work with the financial intermediary to restrict trading by the shareholder and may request the financial intermediary to prohibit the shareholder from future purchases or exchanges into the Funds.

Certain of the Funds may be sold to participant-directed employee benefit plans. The Funds' ability to monitor or restrict trading activity by individual participants in a plan may be constrained by regulatory restrictions or plan policies. In such circumstances, the Funds will take such action, which may include taking no action, as deemed appropriate in light of all the facts and circumstances.

The Funds may amend these policies and procedures in response to changing regulatory requirements or to enhance the effectiveness of the program.

Foreign Investors

The Funds do not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in a Fund subject to the satisfaction of enhanced due diligence.

Customer Identification and Verification and Anti-Money Laundering Program

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. Accounts for the Funds are generally opened through other financial institutions or financial intermediaries. When you open your account through your financial institution or financial intermediary, you will have to provide your name, address, date of birth, identification number and other information that will allow the financial institution or financial intermediary to identify you. This information is subject to verification by the financial institution or financial intermediary to ensure the identity of all persons opening an account.

Your financial institution or financial intermediary is required by law to reject your new account application if the required identifying information is not provided. Your financial institution or intermediary may contact you in an attempt to collect any missing information required on the application, and your application may be rejected if they are unable to obtain this information. In certain instances, your financial institution or financial intermediary may be required to collect documents to establish and verify your identity.

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The Funds will accept investments and your order will be processed at the NAV next determined after receipt of your application in proper form (which includes receipt of all identifying information required on the application). The Funds, however, reserve the right to close and/or liquidate your account at the then-current day's price if the financial institution or financial intermediary through which you open your account is unable to verify your identity. As a result, you may be subject to a gain or loss on Fund shares as well as corresponding tax consequences.

Customer identification and verification are part of the Funds' overall obligation to deter money laundering under Federal law. The Funds have adopted an Anti-Money Laundering Compliance Program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order; (ii) freeze any account and/or suspend account services; or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of a Fund or in cases when a Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if a Fund is required to withhold such proceeds.

HOW TO EXCHANGE YOUR FUND SHARES

An authorized financial institution or intermediary may exchange Class A Shares of any Fund for Class A Shares of any other fund of SEI Institutional International Trust on any Business Day by placing orders with the Transfer Agent or the Fund's authorized agent. For information about how to exchange Fund shares through your authorized financial institution or intermediary, you should contact your authorized financial institution or intermediary directly. This exchange privilege may be changed or canceled at any time upon 60 days' notice. When you exchange shares, you are really selling shares of one fund and buying shares of another fund. Therefore, your sale price and purchase price will be based on the next NAV calculated after the Funds receive your exchange request. All exchanges are based on the eligibility requirements of the fund into which you are exchanging and any other limits on sales of or exchanges in that fund. Each Fund reserves the right to refuse or limit any exchange order for any reason, including if the transaction is deemed not to be in the best interest of the Fund's other shareholders or if it is deemed possibly disruptive to the management of the Fund. When a purchase or exchange order is rejected, the Fund will send notice to the prospective investor or the prospective investor's financial intermediary.

HOW TO SELL YOUR FUND SHARES

Authorized financial institutions and intermediaries may sell Fund shares on behalf of their clients on any Business Day. For information about how to sell Fund shares through your financial institution or intermediary, you should contact your financial institution or intermediary directly. Your financial institution or intermediary may charge a fee for its services. The sale price of each share will be the next NAV determined after the Funds receive your request or after the Funds' authorized intermediary receives your request if transmitted to the Funds in accordance with the Funds' procedures and applicable law.

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Receiving Your Money

Normally, the Funds will make payment on your sale on the Business Day following the day on which they receive your request, but it may take up to seven days to make a payment. You may arrange for your proceeds to be wired to your bank account.

Redemptions in Kind

The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds' remaining shareholders), the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you as well as taxes on any capital gains from the sale as with any redemption. In addition, you would bear the risk of the securities that are distributed to you declining in value between the time they are distributed and the time they are sold.

Suspension of Your Right to Sell Your Shares

The Funds may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about such suspension can be found in the SAI.

Large Redemptions

Large unexpected redemptions to a Fund can disrupt portfolio management and increase trading costs by causing the Fund to liquidate a substantial portion of its assets in a short period of time. Large redemptions may arise from the redemption activity of a single investor, or the activity of a single investment manager managing multiple underlying accounts. In the event of a large unexpected redemption, a Fund may take such steps as implementing a redemption in kind or delaying the delivery of redemption proceeds for up to seven days. Further, the Funds may reject future purchases from that investor or investment manager. An investor or investment manager with a large position in a Fund may reduce the likelihood of these actions if it works with the Fund to mitigate the impact of a large redemption by, for example, providing advance notice to the Fund of a large redemption or by implementing the redemption in stages over a period of time.

Telephone Transactions

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. The Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions. If the Funds follow these procedures, the Funds will not be responsible for any losses or costs incurred by following telephone instructions that the Funds reasonably believe to be genuine.

DISTRIBUTION AND SERVICE OF FUND SHARES

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Funds. The Funds have adopted a shareholder services plan and agreement (the Service Plan) with respect to Class A Shares that allows such Shares to pay service providers a fee in connection with the ongoing servicing of shareholder accounts owning such Shares at an annual rate of up to 0.25% of average daily net assets of the Class A Shares. The Service Plan provides that shareholder service fees on Class A Shares will be

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paid to SIDCo., which may then be used by SIDCo. to compensate financial intermediaries for providing shareholder services with respect to Class A Shares.

The Funds are sold primarily through independent registered investment advisers, financial planners, bank trust departments and other financial advisors (Financial Advisors) who provide their clients with advice and services in connection with their investments in the Funds. Many Financial Advisors are also associated with broker-dealer firms. SIMC and its affiliates, at their expense, may pay compensation to these broker-dealers or other financial institutions for marketing, promotional or other services. These payments may be significant to these firms and may create an incentive for the firm or its associated Financial Advisors to recommend or offer shares of the Funds to its customers rather than other funds or investment products. These payments are made by SIMC and its affiliates out of their past profits or other available resources. SIMC and its affiliates may also provide other products and services to Financial Advisors. For additional information, please see the Funds' SAI. You can also ask your Financial Advisor about any payments it receives from SIMC and its affiliates, as well as about fees it charges.

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION

Portfolio holdings information for a Fund can be obtained on the Internet at the following address: http://www.seic.com/holdings_home.asp (the Portfolio Holdings Website). Five calendar days after each month end, a list of all portfolio holdings in each Fund as of the end of such month shall be made available on the Portfolio Holdings Website. Beginning on the day after any portfolio holdings information is posted on the Portfolio Holdings Website, such information will be delivered directly to any person who requests it, through electronic or other means. The portfolio holdings information placed on the Portfolio Holdings Website shall remain there until the fifth calendar day of the thirteenth month after the date to which the data relates, at which time it will be permanently removed from the site.

Additional information regarding the information disclosed on the Portfolio Holdings website and the Funds' policies and procedures on the disclosure of portfolio holdings information is available in the SAI.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

The Funds distribute their investment income periodically as dividends to shareholders. It is the policy of the International Equity, Emerging Markets Equity and International Fixed Income Funds to pay dividends at least once annually. It is the policy of the Emerging Markets Debt Fund to pay dividends quarterly. The Funds make distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in cash unless otherwise stated.

Taxes

Please consult your tax advisor regarding your specific questions about federal, state, local and foreign income taxes. Below, the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change. If you are investing through a tax-deferred arrangement, such as a 401(k) plan or other retirement account, you generally will not be subject to federal taxation on Fund distributions until you begin receiving distributions from your tax-deferred arrangement.

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At least annually, each Fund intends to distribute substantially all of its net investment income and its net realized capital gains, if any. The dividends and distributions you receive from the Funds may be subject to federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions, including distributions of net short-term capital gains but excluding distributions of qualified dividend income, are generally taxable at ordinary income tax rates. Dividends that are qualified dividend income are currently eligible for the reduced maximum tax rate to individuals of 20% (lower rates apply to individuals in lower tax brackets) to the extent that a Fund receives qualified dividend income and certain requirements are satisfied by you and by the Fund. A Fund may receive qualified dividend income from certain eligible foreign corporations that include those incorporated in possessions of the United States, those incorporated in certain countries with comprehensive tax treaties with the United States and those whose stock is tradable on an established securities market in the United States. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains regardless of how long you have held your Fund shares. Long-term capital gains are currently taxable at the maximum tax rate of 20%. It is expected that distributions from the International Fixed Income and Emerging Markets Debt Funds will primarily consist of ordinary income and that distributions from these Funds will not be eligible for the lower tax rates applicable to qualified dividend income.

Because the Funds' income is derived primarily from investments in foreign rather than domestic U.S. securities their distributions are generally not expected to be eligible for the dividends-received deduction for corporate shareholders.

If you buy shares when a Fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and gains and receiving back a portion of the price in the form of a taxable distribution, even though, as an economic matter, the distribution simply constitutes a return of your investment.

Each sale of Fund shares may be a taxable event. For tax purposes, an exchange of your Fund shares for shares of a different Fund is the same as a sale. Any capital gain or loss realized upon a sale of Fund shares is generally treated as long-term gain or loss if the shares have been held for more than one year. Capital gain or loss realized upon a sale of Fund shares held for one year or less is generally treated as short-term gain or loss, except that any capital loss on the sale of the Fund shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such Fund shares.

Effective as of January 1, 2013, U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) are subject to a 3.8% Medicare contribution tax on their "net investment income," including interest, dividends and capital gains (including capital gains realized on the sale or exchange of shares of a Fund).

The Funds (or their administrative agents) must report to the Internal Revenue Service (IRS) and furnish to Fund shareholders the cost basis information for Fund shares purchased on or after January 1, 2012, and sold on or after that date. In addition to reporting the gross proceeds from the sale of Fund shares, each Fund (or its administrative agent) is also required to report the cost basis information for such shares and indicate whether these shares have a short-term or long-term holding period. For each sale of its shares, each Fund (or its administrative agent) will permit its shareholders to elect from among several IRS-accepted cost basis methods, including average cost. In the absence of an election, each Fund (or its administrative agent) will use a default cost basis method. The cost basis method elected by

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shareholders (or the cost basis method applied by default) for each sale of a Fund's shares may not be changed after the settlement date of each such sale of a Fund's shares. Shareholders should consult their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about cost basis reporting. Shareholders also should carefully review any cost basis information provided to them and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns.

Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes is recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolios of the Funds.

If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of stocks and securities of foreign corporations, a Fund may elect to pass through to you your pro rata share of foreign income taxes paid by the Fund, which would allow shareholders to offset some of their U.S. federal income tax. A Fund (or its administrative agent) will notify you if it makes such an election and provide you with the information necessary to reflect foreign taxes paid on your income tax return.

Because each shareholder's tax situation is different, you should consult your tax advisor about the tax implications of an investment in the Funds.

The Funds' SAI contains more information about taxes.

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FINANCIAL HIGHLIGHTS

The tables that follow present performance information about Class A Shares of each Fund. This information is intended to help you understand each Fund's financial performance for the past five years. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions.

This information has been derived from the Funds' financial statements, which have been audited by KPMG LLP, the Funds' independent registered public accounting firm. Its report, along with each Fund's financial statements, appears in the annual report. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.

FOR THE YEARS ENDED SEPTEMBER 30,
FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

	Net Asset Value, Beginning of Year	Net Investment Income(1)	Net Realized and Unrealized Gains (Losses) on Securities(1)	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions and Return of Capital	Net Asset Value, End of Year	Total Return†	Net Assets End of Year (Thousands)	Ratio of Expenses to Average Net Assets*		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)**		Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)**		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate
International Equity Fund
CLASS A
2015	$9.94	$0.10	$(0.69)	$(0.59)	$(0.19)	$—	$(0.19)	$9.16	(5.98)%	$2,568,634	1.24	%(2)	1.24	%(2)	1.24	%(2)	1.04%	68%
2014	9.71	0.18	0.18	0.36	(0.13)	—	(0.13)	9.94	3.66	2,682,482	1.24	(2)	1.24	(2)	1.24	(2)	1.78	60
2013	8.19	0.13	1.53	1.66	(0.14)	—	(0.14)	9.71	20.47	2,350,201	1.25	(2)	1.25	(2)	1.25	(2)	1.50	47
2012	7.29	0.14	0.92	1.06	(0.16)	—	(0.16)	8.19	14.76	1,842,851	1.26	(2)	1.26	(2)	1.26	(2)	1.75	56
2011	8.34	0.16	(1.08)	(0.92)	(0.13)	—	(0.13)	7.29	(11.34)	1,566,893	1.27	(2)	1.27	(2)	1.27	(2)	1.88	98
Emerging Markets Equity Fund
CLASS A
2015	$10.76	$0.07	$(2.29)	$(2.22)	$(0.11)	$—	$(0.11)	$8.43	(20.78)%	$1,342,618	1.72	%(3)	1.72	%(3)	1.72	%(8)	0.67%	67%
2014	10.53	0.06	0.22	0.28	(0.05)	—	(0.05)	10.76	2.68	1,958,078	1.96	(3)	1.96	(3)	2.02	(8)	0.58	59
2013	10.25	0.06	0.28	0.34	(0.06)	—	(0.06)	10.53	3.29	1,413,683	1.96	(3)	1.96	(3)	2.04	(8)	0.52	78
2012	9.00	0.05	1.23	1.28	(0.03)	—	(0.03)	10.25	14.21	899,730	1.97	(3)	1.97	(3)	2.07	(8)	0.49	93
2011	11.40	0.05	(2.35)	(2.30)	(0.10)	—	(0.10)	9.00	(20.38)	695,498	1.96	(3)	1.96	(3)	2.09	(8)	0.44	98

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	Net Asset Value, Beginning of Year	Net Investment Income(1)	Net Realized and Unrealized Gains (Losses) on Securities(1)	Total from Operations	Dividends from Net Investment Income		Distributions from Realized Capital Gains	Total Dividends and Distributions and Return of Capital	Net Asset Value, End of Year	Total Return†	Net Assets End of Year (Thousands)	Ratio of Expenses to Average Net Assets*		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)**		Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)**		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate
International Fixed Income Fund
CLASS A
2015	$10.98	$0.11	$0.11	$0.22	$(0.82)		$—	$(0.82)	$10.38	2.02%	$495,957	1.02	%(4)	1.02	%(4)	1.07	%(9)	1.00%	78%
2014	10.42	0.14	0.48	0.62	(0.06)		—	(0.06)	10.98	5.96	523,784	1.02	(4)	1.02	(4)	1.20	(9)	1.32	104
2013	10.82	0.14	(0.06)	0.08	(0.48	)(7)	—	(0.48)	10.42	0.77	473,382	1.02	(4)	1.02	(4)	1.20	(9)	1.37	86
2012	10.44	0.17	0.48	0.65	(0.27)		—	(0.27)	10.82	6.34	491,793	1.02	(4)	1.02	(4)	1.21	(9)	1.60	103
2011	10.92	0.25	(0.22)	0.03	(0.51	)(6)	—	(0.51)	10.44	0.41	488,929	1.02	(4)	1.02	(4)	1.21	(9)	2.40	119
Emerging Markets Debt Fund
CLASS A
2015	$10.20	$0.47	$(1.81)	$(1.34)	$(0.19)		$(0.01)	$(0.20)	$8.66	(13.35)%	$1,227,567	1.36	%(5)	1.36	%(5)	1.61	%(10)	4.91%	71%
2014	10.38	0.49	(0.29)	0.20	(0.31)		(0.07)	(0.38)	10.20	1.90	1,345,731	1.36	(5)	1.36	(5)	1.80	(10)	4.73	92
2013	12.07	0.47	(1.02)	(0.55)	(0.68)		(0.46)	(1.14)	10.38	(5.19)	1,182,296	1.36	(5)	1.36	(5)	1.81	(10)	4.20	90
2012	10.81	0.55	1.36	1.91	(0.63)		(0.02)	(0.65)	12.07	18.48	1,165,102	1.36	(5)	1.36	(5)	1.80	(10)	4.85	102
2011	11.19	0.63	(0.70)	(0.07)	(0.31)		—	(0.31)	10.81	(0.71)	876,396	1.36	(5)	1.36	(5)	1.80	(10)	5.58	59

* Includes Fees Paid Indirectly, if applicable.

** The Funds may direct certain Fund trades to the Distributor, who pays a portion of the Fund's expenses. Accordingly, the expenses reduced, which were used to pay third party expenses can be found in the Statement of Operations section of the Funds' annual report.

† Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1) Per share net investment income/ (loss) and net realized and unrealized gains/(losses) calculated using average shares.

(2) The expense ratio includes overdraft fees. Had this expense been excluded, the ratios would have been 1.24% for 2015 and 2014, 1.25% for 2013, 1.26% for 2012 and 1.27% for 2011.

(3) The expense ratio includes overdraft fees. Had this expense been excluded, the ratios would have been 1.71% for 2015 and 1.96% for 2014, 2013, 2012 and 2011.

(4) The expense ratio includes overdraft fees. Had this expense been excluded, the ratios would have been 1.02%, 1.02%, 1.02%, 1.02% and 1.01% for 2015, 2014, 2013, 2012 and 2011 respectively.

(5) The expense ratio includes overdraft fees. Had this expense been excluded, the ratios would have been 1.36% for 2015, 2014, 2013, 2012 and 2011.

(6) Includes a return of capital of $0.01 per share.

(7) Includes a return of capital of $0.09 per share.

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(8) The expense ratio includes overdraft fees. Had this expense been excluded the ratios would have been 1.71%, 2.02%, 2.04%, 2.06% and 2.09% for 2015, 2014, 2013, 2012 and 2011.

(9) The expense ratio includes overdraft fees. Had this expense been excluded the ratios would have been 1.07%, 1.20%, 1.20%, 1.21% and 1.21% for 2015, 2014, 2013, 2012 and 2011.

(10) The expense ratio includes overdraft fees. Had this expense been excluded the ratios would have been 1.61%, 1.80%, 1.81%, 1.80% and 1.80% for 2015, 2014, 2013, 2012 and 2011.

Amounts designated as " — " are either $0 or have been rounded to $0.

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Investment Adviser

SEI Investments Management Corporation
One Freedom Valley Drive
Oaks, Pennsylvania 19456

Distributor

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

Legal Counsel

Morgan, Lewis & Bockius LLP
1701 Market Street
Philadelphia, Pennsylvania 19103

More information about the Funds is available without charge through the following:

Statement of Additional Information (SAI)

The SAI, dated January 31, 2016, includes detailed information about the SEI Institutional International Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

Annual and Semi-Annual Reports

These reports list the Funds' holdings and contain information from the Funds' managers about Fund strategies, and market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

To Obtain an SAI, Annual or Semi-Annual Report, or More Information:

By Telephone: Call 1-800-DIAL-SEI

By Mail: Write to the Funds at:
One Freedom Valley Drive
Oaks, Pennsylvania 19456

By Internet: The Funds make available their SAI and Annual and Semi-Annual Reports, free of charge, on or through the Funds' Website at www.seic.com/fundprospectuses. You can also obtain the SAI, Annual or Semi-Annual Report upon request by telephone or mail.

From the SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about SEI Institutional International Trust, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-551-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-1520. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

SEI Institutional International Trust's Investment Company Act registration number is 811-05601.

SEI-F-095 (1/16)

seic.com

SEI / PROSPECTUS

SEI INSTITUTIONAL INTERNATIONAL TRUST

About This Prospectus

FUND SUMMARY	1
Investment Goal	1
Fees and Expenses	1
Principal Investment Strategies	1
Principal Risks	2
Performance Information	4
Management	5
Purchase and Sale of Fund Shares	6
Tax Information	6
Payments to Broker-Dealers and Other Financial Intermediaries	6
MORE INFORMATION ABOUT INVESTMENTS	7
MORE INFORMATION ABOUT RISKS	7
Risk Information	7
More Information About Principal Risks	8
GLOBAL ASSET ALLOCATION	15
MORE INFORMATION ABOUT THE FUND'S BENCHMARK INDEX	15
INVESTMENT ADVISER	15
SUB-ADVISERS	17
Information About Fee Waivers	17
Sub-Advisers and Portfolio Managers	18
Legal Proceedings	21
PURCHASING AND SELLING FUND SHARES	21
HOW TO PURCHASE FUND SHARES	21
Pricing of Fund Shares	22
Frequent Purchases and Redemptions of Fund Shares	25
Foreign Investors	26
Customer Identification and Verification and Anti-Money Laundering Program	26
HOW TO SELL YOUR FUND SHARES	27
Receiving Your Money	27
Redemptions in Kind	27
Suspension of Your Right to Sell Your Shares	27
Large Redemptions	27
Telephone Transactions	28
DISTRIBUTION AND SERVICE OF FUND SHARES	28
DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION	28
DIVIDENDS, DISTRIBUTIONS AND TAXES	29
Dividends and Distributions	29
Taxes	29
FINANCIAL HIGHLIGHTS	31
HOW TO OBTAIN MORE INFORMATION ABOUT SEI INSTITUTIONAL INTERNATIONAL TRUST	Back Cover

SEI / PROSPECTUS

INTERNATIONAL EQUITY FUND

Fund Summary

Investment Goal

Long-term capital appreciation.

Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class I Shares
Management Fees	0.51%
Distribution (12b-1) Fees	None
Other Expenses	0.98%
Total Annual Fund Operating Expenses	1.49%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
International Equity Fund — Class I Shares	$152	$471	$813	$1,779

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 68% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the International Equity Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities. Equity securities may include common stocks, preferred stock, warrants, participation notes and depositary receipts. The Fund will invest primarily in equity securities of issuers of all capitalization ranges that are located in at least three countries other than the U.S. It is expected that at least 40% of the Fund's assets will be invested outside the U.S. The Fund will invest primarily in companies located in developed countries,

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but may also invest in companies located in emerging markets. Generally, the Fund will invest less than 20% of its assets in emerging markets. Emerging market countries are those countries that are: (i) characterized as developing or emerging by any of the World Bank, the United Nations, the International Finance Corporation, or the European Bank for Reconstruction and Development; (ii) included in an emerging markets index by a recognized index provider; or (iii) countries with similar developing or emerging characteristics as countries classified as emerging market countries pursuant to sub-paragraph (i) and (ii) above, in each case determined at the time of purchase.

The Fund uses a multi-manager approach, relying upon a number of sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers) with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SEI Investments Management Corporation (SIMC), the Fund's adviser.

The Fund may invest in futures contracts, forward contracts and options for hedging purposes, including seeking to manage the Fund's currency exposure to foreign securities and mitigate the Fund's overall risk.

The Fund may purchase shares of exchange-traded funds (ETFs) to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities or other instruments directly.

Principal Risks

Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Currency Risk — As a result of the Fund's investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected. Currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

Depositary Receipts Risk — Depositary receipts, such as American Depositary Receipts (ADRs), are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments.

Derivatives Risk — The Fund's use of futures contracts, forward contracts and options is subject to market risk, leverage risk, correlation risk and liquidity risk. Leverage risk, liquidity risk and market risk are described below. Many over-the-counter (OTC) derivative instruments will not have liquidity beyond the counterparty to the instrument. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Fund's use of OTC forward contracts is also subject to credit risk and valuation risk. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Credit risk is described above. Each of the above risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

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Equity Market Risk — The risk that stock prices will fall over short or extended periods of time.

Exchange-Traded Funds Risk — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses.

Foreign Investment/Emerging Markets Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries because political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Investment Style Risk — The risk that developed international equity securities may underperform other segments of the equity markets or the equity markets as a whole.

Leverage Risk — The Fund's use of derivatives may result in the Fund's total investment exposure substantially exceeding the value of its portfolio securities and the Fund's investment returns depending substantially on the performance of securities that the Fund may not directly own. The use of leverage can amplify the effects of market volatility on the Fund's share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. The Fund's use of leverage may result in a heightened risk of investment loss.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole.

Participation Notes (P-Notes) Risk — P-Notes are participation interest notes that are issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying equity, debt, currency or market. Investments in P-Notes involve the same risks associated with a direct investment in the underlying foreign companies of foreign securities markets that they seek to replicate. However, there can be no assurance that the trading price of P-Notes will equal the underlying value of the foreign companies or foreign securities markets that they seek to replicate.

Small and Medium Capitalization Risk — The risk that small and medium capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small capitalization and medium capitalization stocks may be more volatile than those of larger companies. Small capitalization and medium capitalization stocks may be traded OTC or listed on an exchange.

Warrants Risk — Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Warrants may be more speculative than other types of investments.

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The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. A warrant ceases to have value if it is not exercised prior to its expiration date.

Investing in the Fund involves risk, and there is no guarantee that the Fund will achieve its investment goal. You could lose money on your investment in the Fund, just as you could with other investments.

Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Best Quarter: 22.94% (06/30/09)

Worst Quarter: -26.25% (09/30/08)

Average Annual Total Returns (for the periods ended December 31, 2015)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In the event of negative performance, the Fund's returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, the Fund's returns after taxes on distributions and sale of Fund shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions. The Fund's Class I Shares commenced operations on January 4, 2002. Therefore, performance for the periods prior to January 4, 2002 is calculated using the performance of the Fund's Class A Shares adjusted for the higher expenses of the Class I Shares.

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International Equity Fund — Class I Shares	1 Year	5 Years	10 Years	Since Inception* (12/20/1989)
Return Before Taxes	1.61%	2.87%	0.43%	2.98%
Return After Taxes on Distributions	1.23%	2.67%	-0.13%	2.53%
Return After Taxes on Distributions and Sale of Fund Shares	0.91%	2.32%	0.54%	2.57%
MSCI EAFE Index Return (reflects no deduction for fees, expenses or taxes)	-0.81%	3.60%	3.03%	4.11%

* Index returns are shown from December 31, 1989.

Management

Investment Adviser and Portfolio Manager. SEI Investments Management Corporation

Portfolio Manager	Experience with the Fund	Title with Adviser
Sandra M. Ackermann- Schaufler, CFA	Since 2009	Portfolio Manager

Sub-Advisers and Portfolio Managers.

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Acadian Asset Management LLC	John Chisholm Asha Mehta	Since 2009 Since 2009	Executive Vice President, Chief Investment Officer Senior Vice President, Portfolio Manager
Blackcrane Capital, LLC	Daniel Y. Kim, CFA Aaron J. Bower, CFA	Since 2014 Since 2014	Chief Executive Officer, Chief Investment Officer Associate Portfolio Manager
Causeway Capital Management LLC	Sarah H. Ketterer Harry W. Hartford James A. Doyle Jonathan P. Eng Conor Muldoon, CFA Foster Corwith, CFA Alessandro Valentini, CFA Ellen Lee	Since 2010 Since 2010 Since 2010 Since 2010 Since 2010 Since 2013 Since 2013 Since 2015	Chief Executive Officer President Director Director Director Director Director Director
Henderson Global Investors (North America) Inc.	Matthew Beesley Sanjeev Lakhani	Since 2014 Since 2014	Director of Global Equities Investment Manager
INTECH Investment Management LLC	Adrian Banner, Ph.D. Joseph Runnels, CFA Vassilios Papathanakos, Ph.D. Phillip Whitman, Ph.D.	Since 2009 Since 2009 Since 2012 Since 2012	Chief Executive Officer and Chief Investment Officer Vice President — Portfolio Management Deputy Chief Investment Officer Portfolio Manager
Neuberger Berman Investment Advisers LLC	Benjamin Segal, CFA	Since 2010	Managing Director

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Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Tradewinds Global Investors, LLC	Peter L. Boardman	Since 2010	Managing Director, Portfolio Manager and Equity Analyst
WCM Investment Management	Paul R. Black Peter J. Hunkel Michael B. Trigg Kurt R. Winrich	Since 2015 Since 2015 Since 2015 Since 2015	Portfolio Manager, co-CEO Portfolio Manager & Business Analyst Portfolio Manager & Business Analyst Portfolio Manager, co-CEO

Purchase and Sale of Fund Shares

The minimum initial investment for Class I Shares is $100,000 with minimum subsequent investments of $1,000. Such minimums may be waived at the discretion of SIMC. You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day). You may sell your Fund shares by contacting your authorized financial institution or intermediary directly. Authorized financial institutions and intermediaries may redeem Fund shares on behalf of their clients by contacting the Fund's transfer agent (the Transfer Agent) or the Fund's authorized agent, using certain SEI Investments Company (SEI) or third party systems or by calling 1-800-858-7233, as applicable.

Tax Information

The distributions made by the Fund generally are taxable and will be taxed as ordinary income or capital gains. If you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, you will generally not be subject to federal taxation on Fund distributions until you begin receiving distributions from your tax-deferred arrangement. You should consult your tax advisor regarding the rules governing your tax-deferred arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

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MORE INFORMATION ABOUT INVESTMENTS

The Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities and certain other instruments.

The Fund has an investment goal and strategies for reaching that goal. The Fund's assets are managed under the direction of SIMC and one or more Sub-Advisers who manage portions of the Fund's assets in a way that they believe will help the Fund achieve its goal.

The investments and strategies described in this prospectus are those that SIMC and the Sub-Advisers use under normal conditions. For temporary defensive or liquidity purposes during unusual economic or market conditions, the Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and other short-term obligations that would not ordinarily be consistent with the Fund's strategies. During such time, the Fund may not achieve its investment goals. The Fund will do so only if SIMC or the Sub-Advisers believe that the risk of loss outweighs the opportunity for capital gains and higher income. Of course, there is no guarantee that the Fund will achieve its investment goal. The Fund may lend its securities to certain financial institutions in an attempt to earn additional income.

This prospectus describes the Fund's primary investment strategies. However, the Fund may also invest in other securities, use other strategies or engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in more detail in the Fund's Statement of Additional Information (SAI).

MORE INFORMATION ABOUT RISKS

Risk Information

Investing in the Fund involves risk, and there is no guarantee that the Fund will achieve its goal. SIMC and the Sub-Advisers make judgments about the securities markets, the economy and companies, but these judgments may not anticipate actual market movements or the impact of economic conditions on company performance. In fact, no matter how good a job SIMC and the Sub-Advisers do, you could lose money on your investment in the Fund, just as you could with other investments. The Fund is not a bank deposit, and its shares are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect securities markets generally, as well as those that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which those securities trade. The effect on the Fund's share price of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

Investing in issuers located in foreign countries poses distinct risks because political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the U.S. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may happen in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for

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investments in emerging market countries where political turmoil and rapid changes in economic conditions are more likely to occur.

More Information About Principal Risks

The following descriptions provide additional information about some of the risks of investing in the Fund:

Credit — Credit risk is the risk that a decline in the credit quality of an investment could cause the Fund to lose money. The Fund could lose money if the issuer or guarantor of a portfolio security or a counterparty to a derivative contract fails to make timely payment or otherwise honor its obligations. Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are more volatile than investment grade securities. Below investment grade securities involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of below investment grade securities may be more susceptible than other issuers to economic downturns. Such securities are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.

Currency — The Fund takes an active position in currencies, which involves different techniques and risk analyses than the Fund's purchase of securities or other investments. Currency exchange rates may fluctuate in response to factors extrinsic to that country's economy, which makes the forecasting of currency market movements extremely difficult. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. These can result in losses to the Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Passive investment in currencies may, to a lesser extent, also subject the Fund to these same risks. The value of the Fund's investments may fluctuate in response to broader macroeconomic risks than if the Fund invested only in equity securities.

Depositary Receipts — Depositary receipts are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, depositary receipts, including ADRs, are subject to many of the risks associated with investing directly in foreign securities, which are further described below.

Derivatives — Derivatives are instruments that derive their value from an underlying security, financial asset or an index. Examples of derivative instruments include futures contracts, forward contracts and swaps. The primary risk of derivative instruments is that changes in the market value of securities held by the Fund and of the derivative instruments relating to those securities may not be proportionate. There may not be a liquid market for the Fund to sell a derivative instrument, which could result in difficulty in closing the position. Moreover, certain derivative instruments can magnify the extent of losses incurred due to changes in the market value of the securities to which they relate. Some derivative instruments are subject to counterparty risk. A default by the counterparty on its payments to the Fund will cause the value of your investment in the Fund to decrease. The Fund's use of derivatives

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is also subject to credit risk, leverage risk, lack of availability risk, valuation risk, correlation risk and tax risk. Credit risk is the risk that the counterparty to a derivatives transaction may not fulfill its obligations. Leverage risk is the risk that a small percentage of assets invested in derivatives can have a disproportionately larger impact on the Fund. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause the Fund to realize higher amounts of short-term capital gains, thereby increasing the amount of taxes payable by the shareholders. These risks could cause the Fund to lose more than the principal amount invested. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund's initial investment. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities.

Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation are not yet fully known and may not be for some time. New regulation of derivatives may make them more costly, may limit their availability or may otherwise adversely affect their value or performance. Derivatives are also subject to a number of other risks described elsewhere in this prospectus. Derivatives transactions conducted outside the U.S. may not be conducted in the same manner as those entered into on U.S. exchanges, and may be subject to different margin, exercise, settlement or expiration procedures. Derivatives transactions conducted outside the U.S. also are subject to the risks affecting foreign securities, currencies and other instruments, in addition to other risks.

Duration — Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if a fixed income security has a five-year duration, it will decrease in value by approximately 5% if interest rates rise 1% and increase in value by approximately 5% if interest rates fall 1%. Fixed income instruments with higher duration typically have higher risk and higher volatility. Longer-term fixed income securities in which a portfolio may invest are more volatile than shorter-term fixed income securities. A portfolio with a longer average portfolio duration is typically more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Equity Market — Because the Fund purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In the case of foreign stocks, these fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. These factors contribute to price volatility, which is a principal risk of investing in the Fund.

Exchange Traded Products (ETPs) — The risks of owning interests of an ETP, such as an ETF, exchange-traded note (ETN) or exchange-traded commodity pool, generally reflect the same risks as owning the underlying securities or other instruments that the ETP is designed to track. The shares of certain ETPs may trade at a premium or discount to their intrinsic value (i.e., the market value may differ from the net asset value (NAV) of an ETP's shares). For example, supply and demand for shares of an ETF or market disruptions may cause the market price of the ETF to deviate from the value of the ETF's investments, which may be emphasized in less liquid markets. The value of an ETN may also differ from the valuation

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of its reference market or instrument due to changes in the issuer's credit rating. By investing in an ETP, the Fund indirectly bears the proportionate share of any fees and expenses of the ETP in addition to the fees and expenses that the Fund and its shareholders directly bear in connection with the Fund's operations. Because certain ETPs may have a significant portion of their assets exposed directly or indirectly to commodities or commodity-linked securities, developments affecting commodities may have a disproportionate impact on such ETPs and may subject the ETPs to greater volatility than investments in traditional securities.

ETFs are investment companies whose shares are bought and sold on a securities exchange. Most ETFs are passively-managed, meaning they invest in a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. Such ETF expenses may make owning shares of the ETF more costly than owning the underlying securities directly. The risks of owning shares of a passively-managed ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.

Leveraged ETFs contain all of the risks that non-leveraged ETFs present. Additionally, to the extent the Fund invests in ETFs that achieve leveraged exposure to their underlying indexes through the use of derivative instruments, the Fund will indirectly be subject to leverage risk, described below. Inverse ETFs seek to provide investment results that match a negative of the performance of an underlying index. Leveraged inverse ETFs seek to provide investment results that match a negative multiple of the performance of an underlying index. To the extent that the Fund invests in leveraged inverse ETFs, the Fund will indirectly be subject to the risk that the performance of such ETF will fall as the performance of that ETF's benchmark rises. Leveraged, inverse and leveraged inverse ETFs often "reset" daily, meaning that they are designed to achieve their stated objectives on a daily basis. Due to the effect of compounding, their performance over longer periods of time can differ significantly from the performance (or inverse of the performance) of their underlying index or benchmark during the same period of time. These investment vehicles may be extremely volatile and can potentially expose the Fund to complete loss of its investment.

Generally, ETNs are structured as senior, unsecured notes in which an issuer, such as a bank, agrees to pay a return based on a target index or other reference instrument less any fees. ETNs allow individual investors to have access to derivatives linked to commodities and assets such as oil, currencies and foreign stock indexes. ETNs combine certain aspects of bonds and ETFs. Similar to ETFs, ETNs are traded on a major exchange (e.g., the NYSE) during normal trading hours. However, investors can also hold an ETN until maturity. At maturity, the issuer pays to the investor a cash amount equal to principal amount, subject to the day's index factor. ETN returns are based upon the performance of a market index minus applicable fees. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities markets, changes in the applicable interest rates, changes in the issuer's credit rating, and economic, legal, political or geographic events that affect the referenced commodity. The value of an ETN may drop due to a downgrade in the issuer's credit rating, even if the underlying index remains unchanged. Investments in ETNs are subject to the risks facing income securities in general, including the risk that a counterparty will fail to make payments when due or default.

Foreign Investment/Emerging and Frontier Markets — The Fund will invest in foreign issuers, including issuers located in emerging and frontier market countries. Investing in issuers located in foreign

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countries poses distinct risks because political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may happen separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market and frontier market countries because political turmoil and rapid changes in economic conditions are more likely to occur in these countries. These risks may be magnified further with respect to "frontier countries," which are a subset of emerging market countries with even smaller national economies.

Emerging market countries are those countries that are: (i) characterized as developing or emerging by any of the World Bank, the United Nations, the International Finance Corporation, or the European Bank for Reconstruction and Development; (ii) included in an emerging markets index by a recognized index provider; or (iii) countries with similar developing or emerging characteristics as countries classified as emerging market countries pursuant to sub-paragraph (i) and (ii) above, in each case determined at the time of purchase. "Frontier market countries" are a subset of emerging market countries with even smaller national economies. Emerging market countries, and, to an even greater extent, frontier market countries, may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market and frontier market countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation. It is sometimes difficult to obtain and enforce court judgments in such countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country. In addition, the financial stability of issuers (including governments) in emerging market and frontier market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Fund's investments in emerging market and frontier market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

The economies of frontier market countries tend to be less correlated to global economic cycles than the economies of more developed countries and their markets have lower trading volumes and may exhibit greater price volatility and illiquidity. A small number of large investments in these markets may affect these markets to a greater degree than more developed markets. Frontier market countries may also be affected by government activities to a greater degree than more developed countries. For example, the governments of frontier market countries may exercise substantial influence within the private sector or subject investments to government approval, and governments of other countries may impose or negotiate trade barriers, exchange controls, adjustments to relative currency values and other measures that adversely affect a frontier market country. Governments of other countries may also impose sanctions or embargoes on frontier market countries. Although all of these risks are generally heightened with respect to frontier market countries, they also apply to emerging market countries.

Forward Contracts — A forward contract, also called a "forward", involves a negotiated obligation to purchase or sell a specific security or currency at a future date (with or without delivery required), which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward contracts are not traded on exchanges; rather, a bank or dealer will act as agent or as principal in order to make or take future delivery of a specified lot of a particular security or currency for the Fund's account. Risks associated with forwards may include: (i) an imperfect

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correlation between the movement in prices of forward contracts and the securities or currencies underlying them; (ii) an illiquid market for forwards; (iii) difficulty in obtaining an accurate value for the forwards; and (iv) the risk that the counterparty to the forward contract will default or otherwise fail to honor its obligation. Because forwards require only a small initial investment in the form of a deposit or margin, they involve a high degree of leverage. Forwards are also subject to credit risk, liquidity risk and leverage risk, each of which is further described elsewhere in this section.

Futures Contracts — Futures contracts, or "futures", provide for the future sale by one party and purchase by another party of a specified amount of a specific security or asset at a specified future time and at a specified price (with or without delivery required). The risks of futures include (i) leverage risk; (ii) correlation or tracking risk; and (iii) liquidity risk. Because futures require only a small initial investment in the form of a deposit or margin, they involve a high degree of leverage. Accordingly, the fluctuation of the value of futures in relation to the underlying assets upon which they are based is magnified. Thus, the Fund may experience losses that exceed losses experienced by funds that do not use futures contracts and which may be unlimited, depending on the structure of the contract. There may be imperfect correlation, or even no correlation, between price movements of a futures contract and price movements of investments for which futures are used as a substitute or which futures are intended to hedge.

Lack of correlation (or tracking) may be due to factors unrelated to the value of the investments being substituted or hedged, such as speculative or other pressures on the markets in which these instruments are traded. Consequently, the effectiveness of futures as a security substitute or as a hedging vehicle will depend in part on the degree of correlation between price movements in the futures and price movements in underlying securities or assets. While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid. Futures exchanges may impose daily or intra-day price change limits and/or limit the volume of trading. Additionally, government regulation may further reduce liquidity through similar trading restrictions. As a result, the Fund may be unable to close out their futures contracts at a time that is advantageous. If movements in the markets for security futures contracts or the underlying security decrease the value of the Fund's positions in security futures contracts, the Fund may be required to have or make additional funds available to its carrying firm as margin. If the Fund's account is under the minimum margin requirements set by the exchange or the brokerage firm, its position may be liquidated at a loss, and the Fund will be liable for the deficit, if any, in its account. The successful use of futures depends upon a variety of factors, particularly the ability of SIMC and the Sub-Advisers to predict movements of the underlying securities markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular futures strategy adopted will succeed.

Investment Style — Investment style risk is the risk that a Fund's investment in certain securities in a particular market segment pursuant to its particular investment strategy may underperform other market segments or the market as a whole.

Leverage — Certain Fund transactions, such as derivatives or reverse repurchase agreements, may give rise to a form of leverage. The use of leverage can amplify the effects of market volatility on the Fund's share price and make the Fund's returns more volatile. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund's portfolio securities. The use of leverage may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

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Liquidity — Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the condition of a particular issuer or under adverse market or economic conditions independent of the issuer. The Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.

Market — Each Fund is subject to market risk, which is the risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the market as a whole.

Opportunity — A Fund may miss out on an investment opportunity because the assets necessary to take advantage of that opportunity are tied up in other investments.

Options — An option is a contract between two parties for the purchase and sale of a financial instrument for a specified price at any time during the option period. Unlike a futures contract, an option grants a right (not an obligation) to buy or sell a financial instrument. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. The seller of an uncovered call option assumes the risk of a theoretically unlimited increase in the market price of the underlying security above the exercise price of the option. The securities necessary to satisfy the exercise of the call option may be unavailable for purchase except at much higher prices. Purchasing securities to satisfy the exercise of the call option can itself cause the price of the securities to rise further, sometimes by a significant amount, thereby exacerbating the loss. The buyer of a call option assumes the risk of losing its entire premium invested in the call option. The seller (writer) of a put option that is covered (e.g., the writer has a short position in the underlying security) assumes the risk of an increase in the market price of the underlying security above the sales price (in establishing the short position) of the underlying security plus the premium received and gives up the opportunity for gain on the underlying security below the exercise price of the option. The seller of an uncovered put option assumes the risk of a decline in the market price of the underlying security below the exercise price of the option. The buyer of a put option assumes the risk of losing his entire premium invested in the put option. An option's time value (i.e., the component of the option's value that exceeds the in-the-money amount) tends to diminish over time. Even though an option may be in-the-money to the buyer at various times prior to its expiration date, the buyer's ability to realize the value of an option depends on when and how the option may be exercised. For example, the terms of a transaction may provide for the option to be exercised automatically if it is in-the-money on the expiration date. Conversely, the terms may require timely delivery of a notice of exercise, and exercise may be subject to other conditions (such as the occurrence or non-occurrence of certain events, such as knock-in, knock-out or other barrier events) and timing requirements, including the "style" of the option.

Participation Notes (P-Notes) — P-Notes are participation interest notes that are issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying equity, debt, currency or market. Investments in P-Notes involve the same risks associated with a direct investment in the underlying foreign companies of foreign securities markets that they seek to replicate. However, there can be no assurance that the trading price of P-Notes will equal the underlying value of the foreign companies or foreign securities markets that they seek to replicate.

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Portfolio Turnover — Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

Preferred Stock — Preferred stocks involve credit risk and certain other risks. Certain preferred stocks contain provisions that allow an issuer under certain conditions to skip distributions (in the case of "non-cumulative" preferred stocks) or defer distributions (in the case of "cumulative" preferred stocks). If the Fund owns a preferred stock on which distributions are deferred, the Fund may nevertheless be required to report income for tax purposes while it is not receiving distributions on that security. Preferred stocks are subordinated to bonds and other debt instruments in a company's capital structure in terms of priority to corporate income and liquidation payments and therefore will be subject to greater credit risk than those debt instruments.

Reallocation — In addition to managing the Fund, SIMC constructs and maintains strategies (Strategies) for certain clients, and the Fund is designed in part to implement those Strategies. Within the Strategies, SIMC periodically adjusts the target allocations among the Fund and other funds to ensure that the appropriate mix of assets is in place. SIMC also may create new Strategies that reflect significant changes in allocation among the Fund and other funds. Because a large portion of the assets in the Fund may be composed of investors in Strategies controlled or influenced by SIMC, this reallocation activity could result in significant purchase or redemption activity in the Fund. While reallocations are intended to benefit investors that invest in the Fund through the Strategies, they could in certain cases have a detrimental effect on the Fund, including by increasing portfolio turnover (and related transactions costs), disrupting portfolio management strategy, and causing the Fund to incur taxable gains. SIMC seeks to manage the impact to the Fund resulting from reallocations in the Strategies.

Securities Lending — The Fund may lend its securities to certain financial institutions in an attempt to earn additional income. The Fund may lend their portfolio securities to brokers, dealers and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. When the Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights, including voting rights, in the loaned securities during the term of the loan or delay in recovering loaned securities if the borrower fails to return them or becomes insolvent. A Fund that lends its securities may pay lending fees to a party arranging the loan.

Small and Medium Capitalization Issuers — Investing in equity securities of small and medium capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies. This increased risk may be due to the greater business risks of smaller size companies, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements. The securities of smaller companies are often traded OTC and, even if listed on a national securities exchange, may not be traded in volumes typical for that exchange. Consequently, the securities of smaller companies may be less liquid, may have limited market stability and may be subject to more severe, abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. Further, smaller companies may have less publicly available information and, when available, it may be inaccurate or incomplete.

Warrants — The holder of a warrant has the right to purchase a given number of shares of a particular issuer at a specified price until expiration of the warrant. Such investments can provide a greater

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potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move in tandem with the prices of the underlying securities and are speculative investments. Warrants pay no dividends and confer no rights other than a purchase option. If a warrant is not exercised by the date of its expiration, the Fund will lose their entire investment in such warrant.

GLOBAL ASSET ALLOCATION

The Fund and other funds managed by SIMC are used within the Strategies that SIMC constructs and maintains for certain clients (Strategy Clients). The Fund is designed in part to be used as a component within those Strategies. The degree to which a Strategy Client's portfolio is invested in the particular market segments and/or asset classes represented by the Fund and other funds varies. SIMC believes that an investment in a portfolio of funds representing a range of asset classes as part of a Strategy may reduce the Strategy's overall level of volatility.

Within the Strategies, SIMC periodically adjusts the target allocations among the Fund and other funds to ensure that the appropriate mix of assets is in place. SIMC also may create new Strategies that reflect significant changes in allocation among the Fund and other funds. Because a large portion of the assets in the Fund and other funds may be composed of investors in Strategies controlled or influenced by SIMC, this reallocation activity could result in significant purchase or redemption activity in the Fund. While reallocations are intended to benefit investors that invest in the Fund through the Strategies, they could in certain cases have a detrimental effect on the Fund if it is being materially reallocated, including by increasing portfolio turnover (and related transaction costs), disrupting portfolio management strategy, and causing the Fund to incur taxable gains. SIMC seeks to manage the impact to the Fund resulting from reallocations in the Strategies.

MORE INFORMATION ABOUT THE FUND'S BENCHMARK INDEX

The following information describes the index referred to in the Performance Information section of this prospectus.

The Morgan Stanley Capital International (MSCI) Europe, Australasia and the Far East (EAFE) Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller capitalizations) index of 1,010 securities listed on the stock exchanges of developed market countries in Europe, Australasia and the Far East.

INVESTMENT ADVISER

SIMC, an SEC registered investment adviser, located at One Freedom Valley Drive, Oaks, PA 19456, serves as the investment adviser to the Fund. As of September 30, 2015, SIMC had approximately $157.53 billion in assets under management.

The Fund is managed by SIMC and one or more Sub-Advisers. SIMC acts as a "manager of managers" of the Fund and, subject to the oversight of the Board of Trustees of the Trust (Board), is responsible for:

— researching and recommending to the Board, the hiring, termination and replacement of Sub-Advisers;

— allocating, on a continuous basis, assets of the Fund among the Sub-Advisers (to the extent the Fund has more than one sub-adviser);

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— monitoring and evaluating each Sub-Adviser's performance;

— overseeing the Sub-Advisers to ensure compliance with the Fund's investment objectives, policies and restrictions; and

— monitoring each Sub-Adviser's adherence to its investment style.

SIMC acts as manager of managers for the Fund pursuant to an exemptive order obtained from the SEC. The exemptive order permits SIMC, with the approval of the Board, to retain unaffiliated sub-advisers for the Fund without submitting the sub-advisory agreements to a vote of the applicable Fund's shareholders. Among other things, the exemptive order permits the non-disclosure of amounts payable by SIMC under such sub-advisory agreements. As a manager of managers, SIMC is ultimately responsible for the investment performance of the Fund. The Board supervises SIMC and the Sub-Advisers and establishes policies that they must follow in their management activities.

SIMC sources, analyzes, selects and monitors a wide array of Sub-Advisers across multiple asset classes. Differentiating manager skill from market-generated returns is one of SIMC's primary objectives, as it seeks to identify Sub-Advisers that can deliver attractive investment results. SIMC believes that a full assessment of qualitative as well as quantitative factors is required to identify truly skilled managers. In carrying out this function, SIMC forms forward-looking expectations regarding how a Sub-Adviser will execute a given investment mandate; defines environments in which the strategy is likely to outperform or underperform; and seeks to identify the relevant factors behind a Sub-Adviser's performance. It also utilizes this analysis to identify catalysts that would lead SIMC to reevaluate its view of a Sub-Adviser.

SIMC then constructs a portfolio that seeks to maximize the risk-adjusted rate of return by finding a proper level of diversification between sources of excess return (at an asset class level) and the investment managers implementing them . The allocation to a given investment manager is based on SIMC's analysis of the manager's particular array of alpha sources, the current macroeconomic environment, expectations about the future macroeconomic environment, and the level of risk inherent in a particular manager's investment strategy. SIMC measures and allocates to Sub-Advisers based on risk allocations in an attempt to ensure that one manager does not dominate the risk of a multi-manager, multi-return-source Fund.

The following portfolio manager is primarily responsible for the oversight of such Sub-Advisers as described above, including recommending the hiring and termination of such Sub-Advisers.

Sandra M. Ackermann-Schaufler, CFA serves as a Portfolio Manager for the Investment Management Unit for global, international and emerging markets equities. In this role, Ms. Ackermann-Schaufler is responsible for the management of the portfolios and the oversight of research, selection and ongoing evaluation of global, international and emerging markets equity managers for the SEI funds. Prior to joining SEI in 2009, Ms. Ackermann-Schaufler was a Senior International Equity Analyst and Portfolio Manager of Merrill Lynch's multi-manager strategies, where she managed the firm's strategic and dynamic international equity portfolios and was in charge of the fund analysis of global, international and emerging markets investment managers as well as commodity related investment vehicles through a combination of quantitative and qualitative analysis combined with in-person interviews. Previously, Ms. Ackermann-Schaufler was a Senior Equity Analyst at Zircon Asset Management. Ms. Ackermann-Schaufler has also served as Chief Investment Officer and Lead Portfolio Manager for three international closed-end mutual funds at Deutsche Asset Management. Earlier in her career, Ms. Ackermann-Schaufler was a Marketing Analyst at HVB Capital Markets, a Portfolio Manager and Equity Analyst at

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Deutsche Asset Management in Frankfurt, Germany and a Portfolio Manager at Allianz Asset Management in Munich, Germany. Ms. Ackermann-Schaufler earned her Master of Science in International Economic Sciences from the University of Innsbruck in Austria. Ms. Ackermann-Schaufler is a CFA charterholder.

SUB-ADVISERS

Each Sub-Adviser makes investment decisions for the assets it manages and continuously reviews, supervises and administers its investment program. Each Sub-Adviser must also operate within the Fund's investment objective, restrictions and policies and within specific guidelines and instructions established by SIMC from time to time. Each Sub-Adviser is responsible for managing only the portion of the Fund allocated to it by SIMC, and Sub-Advisers may not consult with each other concerning transactions for the Fund. SIMC pays the Sub-Advisers out of the investment advisory fees it receives (as described below).

For the fiscal year ended September 30, 2015, SIMC received investment advisory fees as a percentage of the Fund's average daily net assets, at the following annual rate:

	Investment Advisory Fees	Investment Advisory Fees After Fee Waivers
International Equity Fund	0.51%	0.51%

A discussion regarding the basis of the Board's approval of the Fund's investment advisory and/or sub-advisory agreements is available in the Fund's Semi-Annual Report, which covers the period of October 1, 2014 through March 31, 2015, and the Fund's Annual Report, which covers the period of October 1, 2014 to September 30, 2015.

The Trust has claimed, on behalf of the Fund and in reliance on relevant rules, regulations and no-action relief, an exclusion from the definition of the term "commodity pool operator" under the Commodities Exchange Act (CEA). The Trust and the Fund are therefore not subject to registration or regulation as a pool operator under the CEA. SIMC has registered with the National Futures Association as a "commodity pool operator" under the CEA with respect to certain products not included in this prospectus.

Information About Fee Waivers

The Fund's actual total annual fund operating expenses of the Class I Shares of the Fund for the most recent fiscal year were the same as the amount shown in the Annual Fund Operating Expenses table in the Fund Summary section. In certain years, the Fund's actual total annual fund operating expenses of the Class I Shares may be less than the amount shown in the Annual Fund Operating Expenses table in the Fund Summary section because the Fund's adviser, the Fund's distributor and/or the Fund's administrator voluntarily waived a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, Trustee fees and extraordinary expenses not incurred in the ordinary course of the Fund's business) at a specified level. The waivers of the Fund's adviser, the Fund's distributor and/or the Fund's administrator are limited to the Fund's direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Fund, such as acquired fund fees and expenses (AFFE). The Fund's adviser, the Fund's distributor and/or the Fund's administrator may discontinue all or part of these voluntary waivers at any time. With these fee waivers,

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the actual total annual fund operating expenses of the Class I Shares of the Fund for the most recent fiscal year (ended September 30, 2015) were as follows:

Fund Name — Class I Shares	Total Annual Fund Operating Expenses (before fee waivers)	Total Annual Fund Operating Expenses (after fee waivers)	Total Annual Fund Operating Expenses (after fee waivers, excluding AFFE, if applicable)*
International Equity Fund	1.49%	1.49%	1.49%

* AFFE reflect the estimated amounts of fees and expenses that were incurred indirectly by the Fund through its investments in other investment companies during the most recent fiscal year.

Sub-Advisers and Portfolio Managers

Acadian Asset Management LLC: Acadian Asset Management LLC (Acadian), located at 260 Franklin Street, Boston, Massachusetts 02110, serves as a Sub-Adviser to the International Equity Fund. A team of investment professionals manages the portion of the International Equity Fund's assets allocated to Acadian. John Chisholm, Executive Vice President and Chief Investment Officer, serves as the lead portfolio manager for the portfolio. Mr. Chisholm is responsible for the direction and oversight of the firm's portfolio management and research efforts. Mr. Chisholm joined Acadian in 1987. Asha Mehta, Senior Vice President and Portfolio Manager, serves as a back-up portfolio manager for the portfolio. Ms. Mehta joined Acadian in 2007. Ms. Mehta's responsibilities have included portfolio management, research on responsible investing, stock selection strategies for developing and established markets, and enhancements to the Acadian investment process.

Blackcrane Capital, LLC: Blackcrane Capital, LLC (Blackcrane), located at 500 108th Ave NE, STE 960, Bellevue, Washington 98005, serves as a Sub-Adviser to the International Equity Fund. The professionals primarily responsible for the day-to-day management of the portion of the assets of the International Equity Fund allocated to Blackcrane are Daniel Y. Kim, CFA and Aaron J. Bower, CFA. Mr. Kim serves as Chief Executive Officer and Chief Investment Officer at Blackcrane and oversees overall portfolio construction as well as investment strategy at the firm. Prior to founding Blackcrane in 2012, Mr. Kim served as Portfolio Manager and Director of Research at Mastholm Asset Management, LLC, where he was employed from 2004 to 2012. Mr. Kim has over 12 years of industry experience. Mr. Bower serves as Associate Portfolio Manager and Chief Compliance Officer at Blackcrane and is responsible for generating investment research and financial earnings models. Prior to joining Blackcrane in 2012, Mr. Bower was a Partner and Investment Analyst at Mastholm Asset Management, LLC from 2005 to 2012. Mr. Bower has 9 years of industry experience.

Causeway Capital Management LLC: Causeway Capital Management LLC (Causeway), located at 11111 Santa Monica Boulevard, 15th Floor, Los Angeles, California 90025, serves as a Sub-Adviser to the International Equity Fund. The following team of portfolio managers manages the portion of the International Equity Fund's asset allocated to Causeway. Sarah H. Ketterer is the chief executive officer of Causeway and co-founded Causeway in June 2001. Ms. Ketterer is a portfolio manager of Causeway's international value equity, international value select, global value equity, international opportunities, global opportunities, global absolute return, and international small cap strategies. Ms. Ketterer has a BA in Economics and Political Science from Stanford University and an MBA from the Amos Tuck School, Dartmouth College. Harry W. Hartford is the president of Causeway and co-founded Causeway in June 2001. Mr. Hartford is a portfolio manager of Causeway's international value equity, international value select, global value equity, international opportunities, global opportunities, global absolute return,

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and international small cap strategies. Mr. Hartford has a BA, with honors, in Economics from the University of Dublin, Trinity College, and an MSc in Economics from Oklahoma State University, and is a Phi Kappa Phi member. James A. Doyle is a director of Causeway and is a portfolio manager of Causeway's international value equity, international value select, global value equity, international opportunities, global opportunities, global absolute return, and international small cap strategies. Mr. Doyle joined the firm in June 2001. Mr. Doyle has a BA in Economics from Northwestern University and an MBA in Finance from the Wharton School, University of Pennsylvania. Jonathan P. Eng is a director of Causeway and is a portfolio manager of Causeway's international value equity, international value select, global value equity, international opportunities, global opportunities, global absolute return, and international small cap strategies. Mr. Eng joined the firm in July 2001. Mr. Eng has a BA in History and Economics from Brandeis University and an MBA from the Anderson Graduate School of Management at UCLA. Conor Muldoon, CFA, is a director of Causeway and is a portfolio manager of Causeway's international value equity, international value select, global value equity, international opportunities, global opportunities, global absolute return, and international small cap strategies. Mr. Muldoon joined the firm in June 2003. Mr. Muldoon has a BSc and an MA from the University of Dublin, Trinity College and an MBA, with high honors, from the University of Chicago. Mr. Muldoon was inducted into the Beta Gamma Sigma honors society and is also a CFA charterholder. Foster Corwith, CFA, is a director of Causeway and is a portfolio manager of Causeway's international value equity, international value select, global value equity, international opportunities, global opportunities, global absolute return, and international small cap strategies. Mr. Corwith joined the firm in July 2006 as a research associate and was promoted to portfolio manager in April 2013. Mr. Corwith has a BA, cum laude, from Tufts University, an MBA from the University of Chicago, and is a CFA charterholder. Alessandro Valentini is a director of Causeway and is a portfolio manager of Causeway's international value equity, international value select, global value equity, international opportunities, global opportunities, global absolute return, and international small cap strategies. Mr. Valentini joined the firm in July 2006 as a research associate and was promoted to portfolio manager in April 2013. Mr. Valentini has an MBA from Columbia Business School, with honors, an MA in Economics from Georgetown University and a BS, magna cum laude, from Georgetown University. Mr. Valentini is a CFA charterholder. Ellen Lee is a director of Causeway and is a portfolio manager of Causeway's international value equity, international value select, global value equity, international opportunities, global opportunities, global absolute return, and international small cap strategies. Ms. Lee joined the firm in August 2007 as a research associate and was promoted to portfolio manager in January 2015. Ms. Lee has an MBA from the Stanford Graduate School of Business and a BA in Business Administration from Seoul National University.

Henderson Global Investors (North America) Inc.: Henderson Global Investors (North America) Inc. (HGINA), located at 737 North Michigan Avenue, Suite 1700, Chicago, Illinois 60611 serves as a Sub-Adviser to the International Equity Fund. A team of investment professionals manages the portion of the International Equity Fund's assets allocated to HGINA. Matthew Beesley serves as Director of Global Equities at Henderson Global Investors Limited and has eighteen years of industry experience. Prior to joining Henderson Global Investors Limited in 2012, Mr. Beesley was a Partner and Portfolio Manager at Trinity Street Asset Management from 2008 to 2012, and a Senior Portfolio Manager and Vice President at J.P. Morgan Asset Management from 2002 to 2008. Sanjeev Lakhani serves as Investment Manager at Henderson Global Investors Limited and has eleven years of industry experience. Prior to joining Henderson Global Investors Limited in 2011, Mr. Lakhani was an Investment Analyst with Gartmore Investment Limited's Global Equities Team from 2008 to 2011.

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INTECH Investment Management LLC: INTECH Investment Management LLC (INTECH), located at CityPlace Tower, 525 Okeechobee Boulevard, Suite 1800, West Palm Beach, Florida 33401, serves as a Sub-Adviser to the International Equity Fund. A team of investment professionals, led by Dr. Adrian Banner, Chief Executive Officer and Chief Investment Officer, manages the portion of the International Equity Fund's assets allocated to INTECH. Dr. Banner sets a policy for the investment strategy and implements and supervises the optimization process. Dr. Banner was Chief Investment Officer since January 1, 2012, and in November 2012, assumed the role as Chief Executive Officer in addition to his role as Chief Investment Officer. Previously, Dr. Banner was Co-Chief Investment Officer beginning January 2009, Senior Investment Officer from September 2007 to January 2009, and joined INTECH in August 2002 as Director of Research. Mr. Joseph Runnels, CFA, Vice President of Portfolio Management, joined INTECH in 1998. Dr. Vassilios Papathanakos was appointed Deputy Chief Investment Officer in November 2012. Prior to that, Dr. Papathanakos was Director of Research since July 2007, and joined the firm in October 2006 as Associate Director of Research. Dr. Phillip Whitman became Portfolio Manager in January 2015. Before that, he was Director of Research since November 2012 and previously Associate Director of Research since joining INTECH in November 2010. Prior to that, Dr. Whitman was enrolled in the Ph.D. program (mathematics) at Princeton University from 2005 through November 2010, where he also served as a Course Instructor and Assistant Instructor for Multivariable Calculus in 2008 and 2009, respectively. No one person of the investment team is primarily responsible for implementing the investment strategies of the portion of the International Equity Fund allocated to INTECH.

Neuberger Berman Investment Advisers LLC: Neuberger Berman Investment Advisers LLC (NBIA; and, together with its affiliates, Neuberger Berman), located at 605 Third Avenue, New York, New York 10158, serves as a Sub-Adviser to the International Equity Fund. Benjamin Segal, CFA, Managing Director, is responsible for the management of the portion of the International Equity Fund's assets allocated to NBIA. Mr. Segal joined Neuberger Berman in 1998 as a portfolio manager. Mr. Segal is a portfolio manager for the firm's Institutional and Mutual Fund International Equity team.

Tradewinds Global Investors, LLC: Tradewinds Global Investors, LLC (Tradewinds), located at 2049 Century Park East, 20th Floor, Los Angeles, California 90067, serves as a Sub-Adviser to the International Equity Fund. Peter L. Boardman, Managing Director, Portfolio Manager and Equity Analyst, manages the portion of the International Equity Fund's assets allocated to Tradewinds. Prior to joining Tradewinds in 2006, Mr. Boardman was an international equity analyst at Nuveen Investments, Inc.'s affiliate, NWQ Investment Management Company, LLC, for three years. He earned a bachelor's degree in economics from Willamette University and a master's degree in international management from Garvin School of International Management (Thunderbird).

WCM Investment Management: WCM Investment Management (WCM), located at 281 Brooks Street, Laguna Beach, California 92651, serves as a Sub-Adviser to a portion of the assets of the International Equity Fund. A team of investment professionals manages the portion of the International Equity Fund's assets allocated to WCM. Paul R. Black serves as Portfolio Manager and co-CEO at WCM, and has been with the firm since 1989. His primary responsibilities are portfolio management and equity research. Peter J. Hunkel serves as Portfolio Manager and Business Analyst at WCM and has been with the firm since 2001. His primary responsibilities are portfolio management and equity research. Michael B. Trigg serves as Portfolio Manager and Business Analyst at WCM and has been with the firm since 2006. His primary responsibilities are portfolio management and equity research. Kurt R. Winrich serves as Portfolio

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Manager and co-CEO at WCM, and has been with the firm since 1984. His primary responsibilities are portfolio management and equity research.

The SAI provides additional information about the portfolio managers' compensation, other accounts they manage, and their ownership, if any, of securities in the Fund shares.

Legal Proceedings

A lawsuit entitled Steven Curd and Rebel Curd v. SEI Investments Management Corporation was initially filed against SIMC in the U.S. District Court for the Eastern District of Pennsylvania (the Court) on December 11, 2013. On August 28, 2014, the Court granted SIMC's motion to dismiss the initial complaint in the lawsuit, but also granted plaintiffs leave to amend the complaint. On October 2, 2014, plaintiffs filed an amended complaint. In the amended complaint, SEI Investments Global Funds Services (SGFS) was added as a defendant. On July 13, 2015, the Court denied SIMC's motion to dismiss the amended complaint, and granted the motion to dismiss with respect to SGFS. On September 18, 2015, a second amended complaint was filed that seeks to remedy a technical deficiency in the amended complaint. The plaintiffs bring the case as a shareholder derivative action against SIMC and SGFS on behalf of certain SEI funds. The claims were based on Section 36(b) of the Investment Company Act of 1940, as amended, which allows shareholders of a mutual fund to sue the investment adviser of the fund or its affiliates for an alleged breach of fiduciary duty with respect to compensation received by the adviser or its affiliates. The plaintiffs bring the suit against SIMC and SGFS with respect to five specific SEI funds: the International Equity Fund, which is a series of this SEI Institutional International Trust, the High Yield Bond, Tax-Managed Large Cap, and Tax-Managed Small/Mid Cap Funds, each of which is a series of the SEI Institutional Managed Trust, and the Intermediate-Term Municipal Fund, which is a series of the SEI Tax Exempt Trust. The plaintiffs seek: (1) damages for the funds in the amount of the alleged "excessive" fees earned by SIMC and SGFS beginning from the one year period prior to the filing of the lawsuit, plus interest, costs, and fees; (2) orders declaring that SIMC and SGFS allegedly violated Section 36(b) and enjoining SIMC and SGFS from further alleged violations; and (3) rescission of SIMC's and SGFS's contracts with the funds, and restitution of all allegedly excessive fees paid beginning from the one year period prior to the filing of the lawsuit, plus interest, costs, and fees. SIMC continues to dispute the claims, and intends to continue to vigorously defend the matter.

PURCHASING AND SELLING FUND SHARES

The following sections tell you how to purchase and sell (sometimes called "redeem") Class I Shares of the Fund. The Fund offers Class I Shares only to financial institutions and intermediaries for their own or their customers' accounts. For information on how to open an account and set up procedures for placing transactions, call 1-800-DIAL-SEI.

HOW TO PURCHASE FUND SHARES

Fund shares may be purchased on any Business Day. Authorized financial institutions and intermediaries may purchase or sell Class I Shares by placing orders with the Transfer Agent or the Fund's authorized agent. Institutions and intermediaries that use certain SEI or third party systems may place orders electronically through those systems. Authorized financial institutions and intermediaries may also place orders by calling 1-800-858-7233. Generally, cash investments must be transmitted or delivered in federal funds to the Fund's wire agent by the close of business on the day after the order is

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placed. However, in certain circumstances, the Fund, at its discretion, may allow purchases to settle (i.e., receive final payment) at a later date in accordance with the Fund's procedures and applicable law. The Fund reserves the right to refuse any purchase requests, particularly those that the Fund reasonably believes may not be in the best interests of the Fund or its shareholders and could adversely affect the Fund or its operations. This includes those from any individual or group who, in the Fund's view, is likely to engage in excessive trading (usually defined as four or more "round trips" in a fund in any twelve-month period). For more information regarding the Fund's policy and procedures related to excessive trading, please see "Frequent Purchases and Redemptions of Fund Shares" below.

You may be eligible to purchase other classes of shares of the Fund. However, you may only purchase a class of shares that your financial institutions or intermediaries sell or service. Your financial institutions or intermediaries can tell you which class of shares is available to you.

The Fund calculates its NAV per share once each Business Day as of the close of normal trading on the NYSE (normally, 4:00 p.m. Eastern Time). So, for you to receive the current Business Day's NAV per share, generally the Fund (or an authorized agent) must receive your purchase order in proper form before 4:00 p.m. Eastern Time. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

When you purchase or sell Fund shares through certain financial institutions, you may have to transmit your purchase and sale requests to these financial institutions at an earlier time for your transaction to become effective that day. This allows these financial institutions time to process your requests and transmit them to the Fund.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase and redemption requests for Fund shares. These requests are executed at the NAV per share next determined after the intermediary receives the request if transmitted to the Fund in accordance with the Fund's procedures and applicable law. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

You will have to follow the procedures of your financial institution or intermediary for transacting with the Fund. You may be charged a fee for purchasing and/or redeeming Fund shares by your financial institution or intermediary.

Pricing of Fund Shares

NAV for one Fund share is the value of that share's portion of the net assets of the Fund. In calculating NAV, the Fund generally values its investment portfolio at market price. You may obtain the current NAV of the Fund by calling 1-800-DIAL-SEI.

When valuing portfolio securities, the Fund values securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (other than securities traded on National Association of Securities Dealers Automated Quotations (NASDAQ) or as otherwise noted below) at the last quoted sale price on the primary exchange or market (foreign or domestic) on which the securities are traded or, if there is no such reported sale, at the most recent quoted bid price. The Fund values securities traded on NASDAQ at the NASDAQ Official Closing Price. If available, debt securities, swaps (which are not centrally cleared), bank loans or collateralized debt obligations (including collateralized loan obligations), such as those held by the Fund, are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last

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reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations or other methodologies designed to identify the market value for such securities. Redeemable securities issued by open-end investment companies are valued at the investment company's applicable NAV per share, with the exception of ETFs, which are priced as equity securities. The prices of foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. If a security's price cannot be obtained, as noted above, the Fund will value the securities using a bid price from at least one independent broker. If such prices are not readily available, are determined to be unreliable or cannot be valued using the methodologies described above, the Fund will value the security using the Fund's Fair Value Pricing Policies and Procedures (Fair Value Procedures), as described below.

On the first day a new debt security purchase is recorded, if a price is not available from a third-party pricing agent or an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Fund's Fair Value Procedures until an independent source can be secured. Securities held by the Fund with remaining maturities of 60 days or less will be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price the Fund would receive if it sold the instrument, and the value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used.

Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price.

Futures and swaps cleared through a central clearing house (centrally cleared swaps) are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures and centrally cleared swaps are provided by an independent source. On days when there is excessive volume, market volatility or the future or centrally cleared swap does not end trading by the time the fund calculates its NAV, the settlement price may not be available at the time at which a fund calculates its NAV. On such days, the best available price (which is typically the last sales price) may be used to value a fund's futures or centrally cleared swaps position.

Foreign currency forward contracts are valued at the current day's interpolated foreign exchange rate, as calculated using the current day's spot rate, and the thirty, sixty, ninety and one-hundred eighty day forward rates provided by an independent source.

Prices for most securities held by the Fund are provided daily by third-party independent pricing agents. SIMC or a Sub-Adviser, as applicable, reasonably believes that prices provided by independent pricing agents are reliable. However, there can be no assurance that such pricing service's prices will be reliable. SIMC or a Sub-Adviser, as applicable, will continuously monitor the reliability of prices obtained from any pricing service and shall promptly notify the Fund's administrator if it believes that a particular pricing service is no longer a reliable source of prices. The Fund's administrator, in turn, will notify the

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Fair Value Pricing Committee (the Committee) if it receives such notification from SIMC or a Sub-Adviser, as applicable, or if the Fund's administrator reasonably believes that a particular pricing service is no longer a reliable source for prices.

The Fund's Fair Value Procedures provide that any change in a primary pricing agent or a pricing methodology requires prior approval by the Board or its designated sub-committee. However, when the change would not materially affect the valuation of the Fund's net assets or involve a material departure in pricing methodology from that of the Fund's existing pricing agent or pricing methodology, approval may be obtained at the next regularly scheduled meeting of the Board.

Securities for which market prices are not "readily available," are determined to be unreliable or cannot be valued using the methodologies described above are valued in accordance with Fair Value Procedures established by the Board. The Fund's Fair Value Procedures are implemented through the Committee designated by the Board. The Committee is currently composed of two members of the Board, as well as representatives from SIMC and its affiliates.

Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: (i) the security's trading has been halted or suspended; (ii) the security has been de-listed from a national exchange; (iii) the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or (iv) the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. Examples of factors the Committee may consider are: (i) the facts giving rise to the need to fair value; (ii) the last trade price; (iii) the performance of the market or the issuer's industry; (iv) the liquidity of the security; (v) the size of the holding in the Fund; or (vi) any other appropriate information. The determination of a security's fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

The Fund uses a third-party fair valuation vendor. The vendor provides a fair value for foreign securities held by the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security). Values from the fair valuation vendor are applied in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has also established a "confidence interval," which is used to determine the level of historical correlation between the value of a specific foreign security and movements in the U.S. market before a particular security will be fair-valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Fund shall value the non-U.S. securities in its portfolio that exceed the applicable "confidence interval" based upon the adjusted prices provided by the fair valuation vendor.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which the Fund calculates its NAV. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates NAV if an event that could materially affect the value of those securities (a Significant Event), including substantial fluctuations in domestic or foreign markets or occurrences not tied directly to the securities markets, such as natural disasters, armed conflicts or significant governmental actions, has occurred between the time of the security's last close and the time that the Fund calculates NAV. The

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Fund may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. As a result, the NAV of the Fund's shares may change on days when shareholders will not be able to purchase or redeem Fund shares.

A Significant Event may relate to a single issuer or to an entire market sector. If SIMC or a Sub-Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates NAV, it may request that a Committee meeting be called. In addition, the Fund's administrator uses several processes, with respect to certain securities, to monitor the pricing data supplied by various sources, including price comparisons and price movements. Any identified discrepancies are researched and subject to the procedures described above.

Frequent Purchases and Redemptions of Fund Shares

"Market timing" refers to a pattern of frequent purchases and sales of the Fund's shares, often with the intent of earning arbitrage profits. Market timing of the Fund could harm other shareholders in various ways, including by diluting the value of the shareholders' holdings, increasing Fund transaction costs, disrupting portfolio management strategy, causing the Fund to incur unwanted taxable gains and forcing the Fund to hold excess levels of cash.

The Fund is intended to be a long-term investment vehicle and is not designed for investors that engage in short-term trading activity (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa, in an effort to take advantage of short-term market movements). Accordingly, the Board has adopted policies and procedures on behalf of the Fund to deter short-term trading. The Transfer Agent will monitor trades in an effort to detect short-term trading activities. If, as a result of this monitoring, the Fund determines, in its sole discretion, that a shareholder has engaged in excessive short-term trading, it will refuse to process future purchases or exchanges into the Fund from that shareholder's account.

A shareholder will be considered to be engaging in excessive short-term trading in the Fund in the following circumstances:

i.  if the shareholder conducts four or more "round trips" in the Fund in any twelve-month period. A round trip involves the purchase of shares of the Fund and the subsequent redemption of all or most of those shares. An exchange into and back out of the Fund in this manner is also considered a round trip.

ii.  if the Fund determines, in its sole discretion, that a shareholder's trading activity constitutes excessive short-term trading, regardless of whether such shareholder exceeds the foregoing round trip threshold.

The Fund, in its sole discretion, also reserves the right to reject any purchase request for any reason without notice.

Judgments with respect to implementation of the Fund's policies are made uniformly and in good faith in a manner that the Fund believes is consistent with the best long-term interests of shareholders. When applying the Fund's policy, the Fund may consider (to the extent reasonably available) an investor's trading history in all SEI funds, as well as trading in accounts under common ownership, influence or control, and any other information available to the Fund.

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The Fund's monitoring techniques are intended to identify and deter short-term trading in the Fund. However, despite the existence of these monitoring techniques, it is possible that short-term trading may occur in the Fund without being identified. For example, certain investors seeking to engage in short-term trading may be adept at taking steps to hide their identity or activity from the Fund's monitoring techniques. Operational or technical limitations may also limit the Fund's ability to identify short-term trading activity.

The Fund and/or its service providers have entered into agreements with financial intermediaries that require them to provide the Fund and/or its service providers with certain shareholder transaction information to enable the Fund and/or its service providers to review the trading activity in the omnibus accounts maintained by financial intermediaries. The Fund may also delegate trade monitoring to the financial intermediaries. If excessive trading is identified in an omnibus account, the Fund will work with the financial intermediary to restrict trading by the shareholder and may request the financial intermediary to prohibit the shareholder from future purchases or exchanges into the Fund.

The Fund may be sold to participant-directed employee benefit plans. The Fund's ability to monitor or restrict trading activity by individual participants in a plan may be constrained by regulatory restrictions or plan policies. In such circumstances, the Fund will take such action, which may include taking no action, as deemed appropriate in light of all the facts and circumstances.

The Fund may amend these policies and procedures in response to changing regulatory requirements or to enhance the effectiveness of the program.

Foreign Investors

The Fund does not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Fund subject to the satisfaction of enhanced due diligence.

Customer Identification and Verification and Anti-Money Laundering Program

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. Accounts for the Fund are generally opened through other financial institutions or financial intermediaries. When you open your account through your financial institution or financial intermediary, you will have to provide your name, address, date of birth, identification number and other information that will allow the financial institution or financial intermediary to identify you. This information is subject to verification by the financial institution or financial intermediary to ensure the identity of all persons opening an account.

Your financial institution or financial intermediary is required by law to reject your new account application if the required identifying information is not provided. Your financial institution or intermediary may contact you in an attempt to collect any missing information required on the application, and your application may be rejected if they are unable to obtain this information. In certain instances, your financial institution or financial intermediary may be required to collect documents to establish and verify your identity.

The Fund will accept investments and your order will be processed at the NAV next determined after receipt of your application in proper form (which includes receipt of all identifying information required on the application). The Fund, however, reserves the right to close and/or liquidate your account at the then-current day's price if the financial institution or financial intermediary through which you open your

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account is unable to verify your identity. As a result, you may be subject to a gain or loss on Fund shares as well as corresponding tax consequences.

Customer identification and verification are part of the Fund's overall obligation to deter money laundering under Federal law. The Fund has adopted an Anti-Money Laundering Compliance Program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities. In this regard, the Fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order; (ii) freeze any account and/or suspend account services; or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

HOW TO SELL YOUR FUND SHARES

Authorized financial institutions and intermediaries may sell Fund shares on behalf of their clients on any Business Day. For information about how to sell Fund shares through your financial institution or intermediary, you should contact your financial institution or intermediary directly. Your financial institution or intermediary may charge a fee for its services. The sale price of each share will be the next NAV determined after the Fund receives your request or after the Fund's authorized intermediary receives your request if transmitted to the Fund in accordance with the Fund's procedures and applicable law.

Receiving Your Money

Normally, the Fund will make payment on your sale on the Business Day following the day on which it receives your request, but it may take up to seven days to make a payment. You may arrange for your proceeds to be wired to your bank account.

Redemptions in Kind

The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders), the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you as well as taxes on any capital gains from the sale as with any redemption. In addition, you would bear the risk of the securities that are distributed to you declining in value between the time they are distributed and the time they are sold.

Suspension of Your Right to Sell Your Shares

The Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about such suspension can be found in the SAI.

Large Redemptions

Large unexpected redemptions to the Fund can disrupt portfolio management and increase trading costs by causing the Fund to liquidate a substantial portion of its assets in a short period of time. Large

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redemptions may arise from the redemption activity of a single investor, or the activity of a single investment manager managing multiple underlying accounts. In the event of a large unexpected redemption, the Fund may take such steps as implementing a redemption in kind or delaying the delivery of redemption proceeds for up to seven days. Further, the Fund may reject future purchases from that investor or investment manager. An investor or investment manager with a large position in the Fund may reduce the likelihood of these actions if it works with the Fund to mitigate the impact of a large redemption by, for example, providing advance notice to the Fund of a large redemption or by implementing the redemption in stages over a period of time.

Telephone Transactions

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. The Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions. If the Fund follows these procedures, the Fund will not be responsible for any losses or costs incurred by following telephone instructions that the Fund reasonably believes to be genuine.

DISTRIBUTION AND SERVICE OF FUND SHARES

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Fund. The Fund has adopted a shareholder services plan and agreement (the Service Plan) with respect to Class I Shares that allows such Shares to pay service providers a fee in connection with the ongoing servicing of shareholder accounts owning such Shares at an annual rate of up to 0.25% of average daily net assets of the Class I Shares. The Fund has adopted an administrative services plan and agreement (the Administrative Service Plan) with respect to Class I Shares that allows such Shares to pay service providers a fee in connection with ongoing administrative services for shareholder accounts owning such Shares at an annual rate of up to 0.25% of average daily net assets of the Class I Shares. The Service Plan and Administrative Service Plan provide that shareholder service fees and administrative service fees, respectively, on Class I Shares will be paid to SIDCo., which may then be used by SIDCo. to compensate financial intermediaries for providing shareholder services and administrative services, as applicable, with respect to Class I Shares.

The Fund is sold primarily through independent registered investment advisers, financial planners, bank trust departments and other financial advisors (Financial Advisors) who provide their clients with advice and services in connection with their investments in the Fund. Many Financial Advisors are also associated with broker-dealer firms. SIMC and its affiliates, at their expense, may pay compensation to these broker-dealers or other financial institutions for marketing, promotional or other services. These payments may be significant to these firms, and may create an incentive for the firm or its associated Financial Advisors to recommend or offer shares of the Fund to its customers rather than other funds or investment products. These payments are made by SIMC and its affiliates out of their past profits or other available resources. SIMC and its affiliates may also provide other products and services to Financial Advisors. For additional information, please see the Fund's SAI. You can also ask your Financial Advisor about any payments it receives from SIMC and its affiliates, as well as about fees it charges.

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION

Portfolio holdings information for the Fund can be obtained on the Internet at the following address: http://www.seic.com/holdings_home.asp (the Portfolio Holdings Website). Five calendar days after each month end, a list of all portfolio holdings in the Fund as of the end of such month shall be made

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available on the Portfolio Holdings Website. Beginning on the day after any portfolio holdings information is posted on the Portfolio Holdings Website, such information will be delivered directly to any person who requests it, through electronic or other means. The portfolio holdings information placed on the Portfolio Holdings Website shall remain there until the fifth calendar day of the thirteenth month after the date to which the data relates, at which time it will be permanently removed from the site.

Additional information regarding the information disclosed on the Portfolio Holdings website and the Fund's policies and procedures on the disclosure of portfolio holdings information is available in the SAI.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

The Fund distributes its investment income periodically as dividends to shareholders. It is the Fund's policy to pay dividends at least once annually. The Fund makes distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in cash unless otherwise stated.

Taxes

Please consult your tax advisor regarding your specific questions about federal, state, local and foreign income taxes. Below the Fund has summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change. If you are investing through a tax-deferred arrangement, such as a 401(k) plan or other retirement account, you generally will not be subject to federal taxation on Fund distributions until you begin receiving distributions from your tax-deferred arrangement.

At least annually, the Fund intends to distribute substantially all of its net investment income and its net realized capital gains, if any. The dividends and distributions you receive from the Fund may be subject to federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions, including distributions of net short-term capital gain but excluding distributions of qualified dividend income, are generally taxable at ordinary income tax rates. Dividends that are qualified dividend income are currently eligible for the reduced maximum tax rate to individuals of 20% (lower rates apply to individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income and certain requirements are satisfied by you and by the Fund. The Fund may receive qualified dividend income from certain eligible foreign corporations that include those incorporated in possessions of the United States, those incorporated in certain countries with comprehensive tax treaties with the United States and those whose stock is tradable on an established securities market in the United States. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains regardless of how long you have held your Fund shares. Long-term capital gains are currently taxable at the maximum tax rate of 20%.

Because the Fund's income is derived primarily from investments in foreign rather than domestic U.S. securities, its distributions are generally not expected to be eligible for the dividends-received deduction for corporate shareholders.

If you buy shares when the Fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and gains and receiving back a portion of the

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price in the form of a taxable distribution, even though, as an economic matter, the distribution simply constitutes a return of your investment.

Each sale of Fund shares may be a taxable event. For tax purposes, an exchange of your Fund shares for shares of a different fund is the same as a sale. Any capital gain or loss realized upon a sale of Fund shares is generally treated as long-term gain or loss if the shares have been held for more than one year. Capital gain or loss realized upon a sale of Fund shares held for one year or less is generally treated as short-term gain or loss, except that any capital loss on the sale of the Fund shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such Fund shares.

Effective as of January 1, 2013, U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) are subject to a 3.8% Medicare contribution tax on their "net investment income," including interest, dividends and capital gains (including capital gains realized on the sale or exchange of shares of a Fund).

The Fund (or its administrative agent) must report to the Internal Revenue Service (IRS) and furnish to Fund shareholders the cost basis information for fund shares purchased on or after January 1, 2012, and sold on or after that date. In addition to reporting the gross proceeds from the sale of Fund shares, the Fund (or its administrative agent) is also required to report the cost basis information for such shares and indicate whether these shares have a short-term or long-term holding period. For each sale of its shares, the Fund (or its administrative agent) will permit its shareholders to elect from among several IRS-accepted cost basis methods, including average cost. In the absence of an election, the Fund (or its administrative agent) will use a default cost basis method. The cost basis method elected by Fund shareholders (or the cost basis method applied by default) for each sale of the Fund's shares may not be changed after the settlement date of each such sale of the Fund's shares. Shareholders should consult their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about cost basis reporting. Shareholders also should carefully review any cost basis information provided to them and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns.

Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes is recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolios of the Fund.

If more than 50% of the value of the Fund's total assets at the close of its taxable year consists of stocks and securities of foreign corporations, the Fund may elect to pass through to you your pro rata share of foreign income taxes paid by the Fund, which would allow shareholders to offset some of their U.S. federal income tax. The Fund (or its administrative agent) will notify you if it makes such an election and provide you with the information necessary to reflect foreign taxes paid on your income tax return.

Because each shareholder's tax situation is different, you should consult your tax advisor about the tax implications of an investment in the Fund.

The Fund's SAI contains more information about taxes.

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FINANCIAL HIGHLIGHTS

The table that follows presents performance information about Class I Shares of the Fund. This information is intended to help you understand the Fund's financial performance for the past five years. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund, assuming you reinvested all of your dividends and distributions.

This information has been derived from the Fund's financial statements, which have been audited by KPMG LLP, the Fund's independent registered public accounting firm. Its report, along with the Fund's financial statements, appears in the annual report. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.

FOR THE YEARS ENDED SEPTEMBER 30,
FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

	Net Asset Value, Beginning of Year	Net Investment Income(1)	Net Realized and Unrealized Gains (Losses) on Securities(1)	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions and Return of Capital	Net Asset Value, End of Year	Total Return†	Net Assets End of Year (Thousands)	Ratio of Expenses to Average Net Assets*		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)**		Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)**		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate
International Equity Fund
CLASS I
2015	$9.92	$0.08	$(0.69)	$(0.61)	$(0.16)	$—	$(0.16)	$9.15	(6.18)%	$4,956	1.49	%(2)	1.49	%(2)	1.49	%(2)	0.76%	68%
2014	9.70	0.15	0.17	0.32	(0.10)	—	(0.10)	9.92	3.33	5,342	1.49	(2)	1.49	(2)	1.49	(2)	1.48	60
2013	8.18	0.11	1.52	1.63	(0.11)	—	(0.11)	9.70	20.19	5,953	1.50	(2)	1.50	(2)	1.50	(2)	1.21	47
2012	7.28	0.12	0.91	1.03	(0.13)	—	(0.13)	8.18	14.37	5,271	1.51	(2)	1.51	(2)	1.51	(2)	1.48	56
2011	8.32	0.13	(1.06)	(0.93)	(0.11)	—	(0.11)	7.28	(11.44)	5,265	1.52	(2)	1.52	(2)	1.52	(2)	1.54	98

* Includes Fees Paid Indirectly.

** The Fund may direct certain Fund trades to the Distributor, who pays a portion of the Fund's expenses. Accordingly, the expenses reduced, which were used to pay third party expenses can be found in the Statement of Operations section of the Fund's annual report. During the year ended September 30, 2015, the Fund did not report any fees paid indirectly.

† Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1) Per share net investment income/(loss) and net realized and unrealized gains/(losses) calculated using average shares.

(2) The expense ratio includes overdraft fees. Had this expense been excluded, the ratios would have been 1.49% for 2015 and 2014, 1.50% for 2013, 1.51% for 2012 and 1.52% for 2011.

Amounts designated as "—" are either $0 or have been rounded to $0.

31

Investment Adviser

SEI Investments Management Corporation
One Freedom Valley Drive
Oaks, Pennsylvania 19456

Distributor

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

Legal Counsel

Morgan, Lewis & Bockius LLP
1701 Market Street
Philadelphia, Pennsylvania 19103

More information about the Fund is available without charge through the following:

Statement of Additional Information (SAI)

The SAI, dated January 31, 2016, includes detailed information about SEI Institutional International Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

Annual and Semi-Annual Reports

These reports list the Fund's holdings and contain information from the Fund's managers about Fund strategies, and market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Fund.

To Obtain an SAI, Annual or Semi-Annual Report, or More Information:

By Telephone: Call 1-800-DIAL-SEI

By Mail: Write to the Fund at:
One Freedom Valley Drive
Oaks, Pennsylvania 19456

By Internet: The Fund makes available its SAI and Annual and Semi-Annual Reports, free of charge, on or through the Fund's Website at www.seic.com/fundprospectuses. You can also obtain the SAI, Annual or Semi-Annual Report upon request by telephone or mail.

From the SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about SEI Institutional International Trust, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-551-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-1520. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

SEI Institutional International Trust's Investment Company Act registration number is 811-05601.

January 31, 2016

PROSPECTUS

SEI Institutional International Trust

Class I Shares

›  International Equity Fund (SEEIX)

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Class I Shares of the International Equity Fund are not available for purchase in all states. You may purchase Fund shares only if they registered in your state.

SEI-F-108 (1/16)

seic.com

January 31, 2016

PROSPECTUS

SEI Institutional International Trust

Class Y Shares

›  International Equity Fund (SEFCX)

›  Emerging Markets Equity Fund (SEQFX)

›  International Fixed Income Fund (SIFIX)

›  Emerging Markets Debt Fund (SIEDX)

The Securities and Exchange Commission and the Commodity Futures Trading Commission have not approved or disapproved these securities or this pool, or passed upon the adequacy or accuracy of this prospectus. Any representation to the contrary is a criminal offense.

Not all Funds appearing in this prospectus are available for purchase in all states. You may purchase Fund shares only if they are registered in your state.

seic.com

SEI / PROSPECTUS

SEI INSTITUTIONAL INTERNATIONAL TRUST

About This Prospectus

FUND SUMMARY
INTERNATIONAL EQUITY FUND	1
EMERGING MARKETS EQUITY FUND	7
INTERNATIONAL FIXED INCOME FUND	13
EMERGING MARKETS DEBT FUND	20
Purchase and Sale of Fund Shares	27
Tax Information	27
Payments to Broker-Dealers and Other Financial Intermediaries	27
MORE INFORMATION ABOUT INVESTMENTS	28
MORE INFORMATION ABOUT RISKS	28
Risk Information Common to the Funds	28
More Information About Principal Risks	29
GLOBAL ASSET ALLOCATION	41
MORE INFORMATION ABOUT THE FUNDS' BENCHMARK INDEXES	42
INVESTMENT ADVISER	42
SUB-ADVISERS	44
Information About Fee Waivers	45
Sub-Advisers and Portfolio Managers	46
Legal Proceedings	54
PURCHASING, EXCHANGING AND SELLING FUND SHARES	54
HOW TO PURCHASE FUND SHARES	55
Pricing of Fund Shares	56
Frequent Purchases and Redemptions of Fund Shares	59
Foreign Investors	60
Customer Identification and Verification and Anti-Money Laundering Program	60
HOW TO EXCHANGE YOUR FUND SHARES	61
HOW TO SELL YOUR FUND SHARES	61
Receiving Your Money	61
Redemptions in Kind	61
Suspension of Your Right to Sell Your Shares	62
Large Redemptions	62
Telephone Transactions	62
DISTRIBUTION OF FUND SHARES	62
DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION	63
DIVIDENDS, DISTRIBUTIONS AND TAXES	63
Dividends and Distributions	63
Taxes	63
FINANCIAL HIGHLIGHTS	66
HOW TO OBTAIN MORE INFORMATION ABOUT SEI INSTITUTIONAL INTERNATIONAL TRUST	Back Cover

SEI / PROSPECTUS

INTERNATIONAL EQUITY FUND

Fund Summary

Investment Goal

Long-term capital appreciation.

Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class Y Shares
Management Fees	0.51%
Distribution (12b-1) Fees	None
Other Expenses	0.49%
Total Annual Fund Operating Expenses	1.00%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
International Equity Fund — Class Y Shares	$102	$318	$552	$1,225

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 68% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the International Equity Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities. Equity securities may include common stocks, preferred stock, warrants, participation notes and depositary receipts. The Fund will invest primarily in equity securities of issuers of all capitalization ranges that are located in at least three countries other than the U.S. It is expected that at least 40% of the Fund's assets will be invested outside the U.S. The Fund will invest primarily in companies located in developed countries, but may also invest in companies located in emerging markets. Generally, the Fund will invest less than

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20% of its assets in emerging markets. Emerging market countries are those countries that are: (i) characterized as developing or emerging by any of the World Bank, the United Nations, the International Finance Corporation, or the European Bank for Reconstruction and Development; (ii) included in an emerging markets index by a recognized index provider; or (iii) countries with similar developing or emerging characteristics as countries classified as emerging market countries pursuant to sub-paragraph (i) and (ii) above, in each case determined at the time of purchase.

The Fund uses a multi-manager approach, relying upon a number of sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers) with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SEI Investments Management Corporation (SIMC), the Fund's adviser.

The Fund may invest in futures contracts, forward contracts and options for hedging purposes, including seeking to manage the Fund's currency exposure to foreign securities and mitigate the Fund's overall risk.

The Fund may purchase shares of exchange-traded funds (ETFs) to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities or other instruments directly.

Principal Risks

Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Currency Risk — As a result of the Fund's investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected. Currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

Depositary Receipts Risk — Depositary receipts, such as American Depositary Receipts (ADRs), are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments.

Derivatives Risk — The Fund's use of futures contracts, forward contracts and options is subject to market risk, leverage risk, correlation risk and liquidity risk. Leverage risk, liquidity risk and market risk are described below. Many over-the-counter (OTC) derivative instruments will not have liquidity beyond the counterparty to the instrument. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Fund's use of OTC forward contracts is also subject to credit risk and valuation risk. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Credit risk is described above. Each of the above risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

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Equity Market Risk — The risk that stock prices will fall over short or extended periods of time.

Exchange-Traded Funds Risk — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses.

Foreign Investment/Emerging Markets Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries because political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Investment Style Risk — The risk that developed international equity securities may underperform other segments of the equity markets or the equity markets as a whole.

Leverage Risk — The Fund's use of derivatives may result in the Fund's total investment exposure substantially exceeding the value of its portfolio securities and the Fund's investment returns depending substantially on the performance of securities that the Fund may not directly own. The use of leverage can amplify the effects of market volatility on the Fund's share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. The Fund's use of leverage may result in a heightened risk of investment loss.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole.

Participation Notes (P-Notes) Risk — P-Notes are participation interest notes that are issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying equity, debt, currency or market. Investments in P-Notes involve the same risks associated with a direct investment in the underlying foreign companies of foreign securities markets that they seek to replicate. However, there can be no assurance that the trading price of P-Notes will equal the underlying value of the foreign companies or foreign securities markets that they seek to replicate.

Small and Medium Capitalization Risk — The risk that small and medium capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small capitalization and medium capitalization stocks may be more volatile than those of larger companies. Small capitalization and medium capitalization stocks may be traded OTC or listed on an exchange.

Warrants Risk — Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Warrants may be more speculative than other types of investments.

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The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. A warrant ceases to have value if it is not exercised prior to its expiration date.

Investing in the Fund involves risk, and there is no guarantee that the Fund will achieve its investment goal. You could lose money on your investment in the Fund, just as you could with other investments.

Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Class Y Shares of the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Best Quarter: 22.98% (06/30/09)

Worst Quarter: -26.13% (09/30/08)

The Fund's Class Y Shares commenced operations on December 31, 2014. For full calendar years through December 31, 2014, the performance of the Fund's Class A Shares is shown. The Fund's Class A Shares are offered in a separate prospectus. Because Class Y Shares are invested in the same portfolio of securities, returns for Class Y Shares would have been substantially similar to those of Class A Shares, shown here, and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class A Shares.

Average Annual Total Returns (for the periods ended December 31, 2015)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In the event of negative performance, the Fund's returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result,

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the Fund's returns after taxes on distributions and sale of Fund shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.

International Equity Fund	1 Year	5 Years	10 Years	Since Inception** (12/20/1989)
Return Before Taxes	2.11%	3.16%	0.71%	3.30%
Return After Taxes on Distributions	1.56%	2.60%	-0.18%	2.36%
Return After Taxes on Distributions and Sale of Fund Shares	1.19%	2.25%	0.50%	2.46%
MSCI EAFE Index Return (reflects no deduction for fees, expenses or taxes)	-0.81%	3.60%	3.03%	4.11%

* The Fund's Class Y Shares commenced operations on December 31, 2014. For periods prior to December 31, 2014, the performance of the Fund's Class A Shares has been used. Returns for Class Y Shares would have been substantially similar to those of Class A Shares and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class A Shares.

** Index returns are shown from December 31, 1989.

Management

Investment Adviser and Portfolio Manager. SEI Investments Management Corporation

Portfolio Manager	Experience with the Fund	Title with Adviser
Sandra M. Ackermann-Schaufler, CFA	Since 2009	Portfolio Manager

Sub-Advisers and Portfolio Managers.

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Acadian Asset Management LLC	John Chisholm Asha Mehta	Since 2009 Since 2009	Executive Vice President, Chief Investment Officer Senior Vice President, Portfolio Manager
Blackcrane Capital, LLC	Daniel Y. Kim, CFA Aaron J. Bower, CFA	Since 2014 Since 2014	Chief Executive Officer, Chief Investment Officer Associate Portfolio Manager
Causeway Capital Management LLC	Sarah H. Ketterer Harry W. Hartford James A. Doyle Jonathan P. Eng Conor Muldoon, CFA Foster Corwith, CFA Alessandro Valentini, CFA Ellen Lee	Since 2010 Since 2010 Since 2010 Since 2010 Since 2010 Since 2013 Since 2013 Since 2015	Chief Executive Officer President Director Director Director Director Director Director
Henderson Global Investors (North America) Inc.	Matthew Beesley Sanjeev Lakhani	Since 2014 Since 2014	Director of Global Equities Investment Manager
INTECH Investment Management LLC	Adrian Banner, Ph.D. Joseph Runnels, CFA Vassilios Papathanakos, Ph.D. Phillip Whitman, Ph.D.	Since 2009 Since 2009 Since 2012 Since 2012	Chief Executive Officer and Chief Investment Officer Vice President — Portfolio Management Deputy Chief Investment Officer Portfolio Manager

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SEI / PROSPECTUS

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Neuberger Berman Investment Advisers LLC	Benjamin Segal, CFA	Since 2010	Managing Director
Tradewinds Global Investors, LLC	Peter L. Boardman	Since 2010	Managing Director, Portfolio Manager and Equity Analyst
WCM Investment Management	Paul R. Black Peter J. Hunkel Michael B. Trigg Kurt R. Winrich	Since 2015 Since 2015 Since 2015 Since 2015	Portfolio Manager, co-CEO Portfolio Manager & Business Analyst Portfolio Manager & Business Analyst Portfolio Manager, co-CEO

For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 27 of this prospectus.

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EMERGING MARKETS EQUITY FUND

Fund Summary

Investment Goal

Capital appreciation.

Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class Y Shares
Management Fees	1.05%
Distribution (12b-1) Fees	None
Other Expenses	0.52%
Acquired Fund Fees and Expenses (AFFE)	0.02%
Total Annual Fund Operating Expenses	1.59%†
Fee Waivers and Expense Reimbursements	0.10%
Total Annual Fund Operating Expenses Less Fee Waivers and Expense Reimbursements	1.49%*

† The Fund incurred AFFE during the most recent fiscal year, and therefore the operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the prospectus). The financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds.

* Renewed as of January 31, 2016, SIMC, the Fund's investment adviser, has contractually agreed to waive its management fee as necessary to keep the management fee paid by the Fund during its fiscal year from exceeding 0.95%. This fee waiver agreement shall remain in effect until January 31, 2017 and, unless earlier terminated, shall be automatically renewed for successive one-year periods thereafter. The agreement may be amended or terminated only with the consent of the Board of Trustees.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Emerging Markets Equity Fund — Class Y Shares	$152	$492	$856	$1,881

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SEI / PROSPECTUS

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 67% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Emerging Markets Equity Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of emerging market issuers. Equity securities may include common stocks, preferred stock, warrants, participation notes and depositary receipts. The Fund normally maintains investments in at least six emerging market countries and does not invest more than 35% of its total assets in any one emerging market country. Emerging market countries are those countries that are: (i) characterized as developing or emerging by any of the World Bank, the United Nations, the International Finance Corporation, or the European Bank for Reconstruction and Development; (ii) included in an emerging markets index by a recognized index provider; or (iii) countries with similar developing or emerging characteristics as countries classified as emerging market countries pursuant to sub-paragraph (i) and (ii) above, in each case determined at the time of purchase.

The Fund uses a multi-manager approach, relying upon a number of sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers) with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SEI Investments Management Corporation (SIMC), the Fund's adviser.

The Fund may invest in swaps based on a single security or an index of securities, futures contracts, forward contracts and options to synthetically obtain exposure to securities or baskets of securities or for hedging purposes, including seeking to manage the Fund's currency exposure to foreign securities and mitigate the Fund's overall risk. Swaps may be used to obtain exposure to different foreign equity markets.

The Fund may purchase shares of exchange-traded funds (ETFs) to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities or other instruments directly. The Fund may also invest a portion of its assets in securities of companies located in developed foreign countries and securities of small capitalization companies.

Principal Risks

Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Currency Risk — As a result of the Fund's investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected. Currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign

8

SEI / PROSPECTUS

governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

Depositary Receipts Risk — Depositary receipts, such as American Depositary Receipts (ADRs), are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments.

Derivatives Risk — The Fund's use of futures contracts, forward contracts, options and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Leverage risk, liquidity risk and market risk are described below. Many over-the-counter (OTC) derivative instruments will not have liquidity beyond the counterparty to the instrument. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Fund's use of OTC forward contracts and swap agreements is also subject to credit risk and valuation risk. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Credit risk is described above. Each of the above risks could cause the Fund to lose more than the principal amount invested in a derivative instrument. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund's initial investment. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. The Fund's use of derivatives may also increase the amount of taxes payable by shareholders. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation are not yet fully known and may not be for some time. New regulation of derivatives may make them more costly, may limit their availability or may otherwise adversely affect their value or performance.

Equity Market Risk — The risk that stock prices will fall over short or extended periods of time.

Exchange-Traded Funds Risk — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses.

Foreign Investment/Emerging Markets Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries because political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Investment Style Risk — The risk that emerging market equity securities may underperform other segments of the equity markets or the equity markets as a whole.

Leverage Risk — The Fund's use of derivatives may result in the Fund's total investment exposure substantially exceeding the value of its portfolio securities and the Fund's investment returns depending substantially on the performance of securities that the Fund may not directly own. The use of leverage can amplify the effects of market volatility on the Fund's share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. The Fund's use of leverage may result in a heightened risk of investment loss.

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Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole.

Opportunity Risk — The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in other investments.

Participation Notes (P-Notes) Risk — P-Notes are participation interest notes that are issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying equity, debt, currency or market. Investments in P-Notes involve the same risks associated with a direct investment in the underlying foreign companies of foreign securities markets that they seek to replicate. However, there can be no assurance that the trading price of P-Notes will equal the underlying value of the foreign companies or foreign securities markets that they seek to replicate.

Small and Medium Capitalization Risk — The risk that small and medium capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small capitalization and medium capitalization stocks may be more volatile than those of larger companies. Small capitalization and medium capitalization stocks may be traded over the counter or listed on an exchange.

Warrants Risk — Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Warrants may be more speculative than other types of investments. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. A warrant ceases to have value if it is not exercised prior to its expiration date.

Investing in the Fund involves risk, and there is no guarantee that the Fund will achieve its investment goal. You could lose money on your investment in the Fund, just as you could with other investments.

Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Class Y Shares of the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

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Best Quarter: 34.40% (06/30/09)

Worst Quarter: -27.79% (12/31/08)

The Fund's Class Y Shares commenced operations on December 31, 2014. For full calendar years through December 31, 2014, the performance of the Fund's Class A Shares is shown. The Fund's Class A Shares are offered in a separate prospectus. Because Class Y Shares are invested in the same portfolio of securities, returns for Class Y Shares would have been substantially similar to those of Class A Shares, shown here, and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class A Shares.

Average Annual Total Returns (for the periods ended December 31, 2015)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In the event of negative performance, the Fund's returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, the Fund's returns after taxes on distributions and sale of Fund shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.

Emerging Markets Equity Fund	1 Year	5 Years	10 Years	Since Inception** (1/17/1995)
Return Before Taxes	-14.25%	-6.13%	1.62%	3.46%
Return After Taxes on Distributions	-14.65%	-6.24%	0.48%	2.84%
Return After Taxes on Distributions and Sale of Fund Shares	-8.06%	-4.47%	1.71%	3.11%
MSCI Emerging Markets Index Return (reflects no deduction for fees, expenses or taxes)	-14.60%	-4.47%	3.95%	5.51%

* The Fund's Class Y Shares commenced operations on December 31, 2014. For periods prior to December 31, 2014, the performance of the Fund's Class A Shares has been used. Returns for Class Y Shares would have been substantially similar to those of Class A Shares and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class A Shares.

** Index returns are shown from January 31, 1995.

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Management

Investment Adviser and Portfolio Manager. SEI Investments Management Corporation

Portfolio Manager	Experience with the Fund	Title with Adviser
Sandra M. Ackermann-Schaufler, CFA	Since 2009	Portfolio Manager

Sub-Advisers and Portfolio Managers.

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Delaware Investments Fund Advisers, a series of Delaware Management Business Trust	Liu-Er Chen, CFA	Since 2011	Senior Vice President, Chief Investment Officer — Emerging Markets and Healthcare
J O Hambro Capital Management Limited	Emery Brewer Dr. Ivo Kovachev	Since 2010 Since 2010	Senior Fund Manager Senior Fund Manager
Kleinwort Benson Investors International Ltd	Gareth Maher David Hogarty Ian Madden James Collery John Looby Massimiliano Tondi	Since 2012 Since 2012 Since 2012 Since 2012 Since 2014 Since 2014	Head of Portfolio Management Head of Strategy Development Portfolio Manager Portfolio Manager Portfolio Manager Portfolio Manager
Lazard Asset Management LLC	Kevin O'Hare, CFA Peter Gillespie, CFA James Donald, CFA John R. Reinsberg	Since 2010 Since 2010 Since 2010 Since 2010	Managing Director, Portfolio Manager/Analyst Director, Portfolio Manager/Analyst Managing Director, Portfolio Manager/Analyst Deputy Chairman, Portfolio Manager/Analyst
Neuberger Berman Investment Advisers LLC	Conrad A. Saldanha, CFA	Since 2010	Managing Director
PanAgora Asset Management Inc.	Jane Zhao, Ph.D. Dmitri Kantsyrev, Ph.D., CFA Oleg Nuzinson, CFA	Since 2007 Since 2007 Since 2015	Director — Dynamic Equity Team Director — Dynamic Equity Team Director — Dynamic Equity Team
RWC Asset Advisors (US) LLC	James Johnstone John Malloy	Since 2015 Since 2015	Portfolio Manager Portfolio Manager

For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 27 of this prospectus.

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INTERNATIONAL FIXED INCOME FUND

Fund Summary

Investment Goal

Capital appreciation and current income.

Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class Y Shares
Management Fees	0.30%
Distribution (12b-1) Fees	None
Other Expenses	0.52%
Total Annual Fund Operating Expenses	0.82%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
International Fixed Income Fund — Class Y Shares	$84	$262	$455	$1,014

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 78% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the International Fixed Income Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in fixed income securities. The Fund will invest primarily in investment grade foreign government and corporate fixed income securities, as well as foreign mortgage-backed and/or asset-backed fixed income securities, of issuers located in at least three countries other than the U.S. It is expected that at least 40% of the Fund's assets will be invested in non-U.S. securities. Other fixed income securities in which the Fund may invest include:

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(i) securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities and obligations of U.S. commercial banks, such as certificates of deposit, time deposits, bankers' acceptances and bank notes; and (ii) U.S. corporate debt securities and mortgage-backed and asset-backed securities. The Fund uses a multi-manager approach, relying upon a number of sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers) with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SEI Investments Management Corporation (SIMC), the Fund's adviser. In selecting investments for the Fund, the Sub-Advisers choose securities issued by corporations and governments located in various countries, looking for opportunities to achieve capital appreciation and gain, as well as current income. There are no restrictions on the Fund's average portfolio maturity or on the maturity of any specific security.

The Sub-Advisers may seek to enhance the Fund's return by actively managing the Fund's foreign currency exposure. In managing the Fund's currency exposure, the Sub-Advisers buy and sell currencies (i.e., take long or short positions) using derivatives, principally futures, foreign currency forward contracts and currency swaps. The Fund may take long and short positions in foreign currencies in excess of the value of the Fund's assets denominated in a particular currency or when the Fund does not own assets denominated in that currency. The Fund may also engage in currency transactions in an attempt to take advantage of certain inefficiencies in the currency exchange market, to increase its exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. In managing the Fund's currency exposure from foreign securities, the Sub-Advisers may buy and sell currencies for hedging or for speculative purposes.

The Fund may also invest in futures contracts, forward contracts and swaps for speculative or hedging purposes. Futures contracts, forward contracts and swaps are used to synthetically obtain exposure to the securities identified above or baskets of such securities and to manage the Fund's interest rate duration and yield curve exposure. These derivatives are also used to mitigate the Fund's overall level of risk and/or the Fund's risk to particular types of securities, currencies or market segments. Interest rate swaps are further used to manage the Fund's yield spread sensitivity. When the Fund seeks to take an active long or short position with respect to the likelihood of an event of default of a security or basket of securities, the Fund may use credit default swaps. The Fund may buy credit default swaps in an attempt to manage credit risk where the Fund has credit exposure to an issuer and the Fund may sell credit default swaps to more efficiently gain credit exposure to such security or basket of securities.

The Fund will also invest in securities rated below investment grade (junk bonds). However, in general, the Fund will purchase bonds with a rating of CCC or above. The Fund also invests a portion of its assets in bank loans, which are generally non-investment grade floating rate instruments. The Fund may invest in bank loans in the form of participations in the loans (participations) and assignments of all or a portion of the loans from third parties (assignments).

The Fund may purchase shares of exchange-traded funds (ETFs) to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities or other instruments directly.

Principal Risks

Asset-Backed Securities Risk — Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities. Securitization trusts generally do not have any assets or sources of funds other than the receivables and related property they own, and asset-backed securities are generally not insured or guaranteed by the related

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sponsor or any other entity. Asset-backed securities may be more illiquid than more conventional types of fixed-income securities that the Fund acquires.

Bank Loans Risk — With respect to bank loans, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation. The Fund may also have difficulty disposing of bank loans because, in certain cases, the market for such instruments is not highly liquid.

Below Investment Grade Securities (Junk Bonds) Risk — Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are generally more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative. Because these securities typically offer a higher rate of return to compensate investors for these risks, they are sometimes referred to as "high yield bonds," but there is no guarantee that an investment in these securities will result in a high rate of return.

Corporate Fixed Income Securities Risk — Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Currency Risk — As a result of the Fund's investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies and the Fund's active management of its currency exposures, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected. Due to the Fund's active positions in currencies, it will be subject to the risk that currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

Derivatives Risk — The Fund's use of swaps, futures and forward contracts is subject to market risk, leverage risk, correlation risk and liquidity risk. Leverage risk, liquidity risk and market risk are described below. Many over-the-counter (OTC) derivative instruments will not have liquidity beyond the counterparty to the instrument. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Fund's use of swaps and OTC forward contracts is also subject to credit risk and valuation risk. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Credit risk is described above. Each of the above risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

Duration Risk — The longer-term securities in which the Fund may invest tend to be more volatile than shorter-term securities. A portfolio with a longer average portfolio duration is more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Exchange-Traded Funds Risk — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities. When the Fund invests in

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an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses.

Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security's value.

Fixed Income Market Risk — The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. In response to these events, the Fund's value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund's liquidity or force the fund to sell securities into a declining or illiquid market.

Foreign Investment/Emerging Markets Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries because political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Foreign Sovereign Debt Securities Risk — The risks that: (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due because of factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

Interest Rate Risk — The risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. A low interest rate environment may present greater interest rate risk, because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

Investment Style Risk — The risk that developed international fixed income securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.

Leverage Risk — The Fund's use of derivatives may result in the Fund's total investment exposure substantially exceeding the value of its portfolio securities and the Fund's investment returns depending substantially on the performance of securities that the Fund may not directly own. The use of leverage can amplify the effects of market volatility on the Fund's share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. The Fund's use of leverage may result in a heightened risk of investment loss.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price, sell other securities instead or

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forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole.

Mortgage-Backed Securities Risk — Mortgage-backed securities are affected significantly by the rate of prepayments and modifications of the mortgage loans backing those securities, as well as by other factors such as borrower defaults, delinquencies, realized or liquidation losses and other shortfalls. Mortgage-backed securities are particularly sensitive to prepayment risk, which is described below, given that the term to maturity for mortgage loans is generally substantially longer than the expected lives of those securities; however, the timing and amount of prepayments cannot be accurately predicted. The timing of changes in the rate of prepayments of the mortgage loans may significantly affect the Fund's actual yield to maturity on any mortgage-backed securities, even if the average rate of principal payments is consistent with the Fund's expectation. Along with prepayment risk, mortgage-backed securities are significantly affected by interest rate risk, which is described above. In a low interest rate environment, mortgage loan prepayments would generally be expected to increase due to factors such as refinancings and loan modifications at lower interest rates. In contrast, if prevailing interest rates rise, prepayments of mortgage loans would generally be expected to decline and therefore extend the weighted average lives of mortgage-backed securities held or acquired by the Fund.

Non-Diversified Risk — The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers and may experience increased volatility due to its investments in those securities.

Prepayment Risk — The risk that in a declining interest rate environment, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

U.S. Government Securities Risk — Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

Investing in the Fund involves risk, and there is no guarantee that the Fund will achieve its investment goal. You could lose money on your investment in the Fund, just as you could with other investments.

Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Class Y Shares of the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compared with those of a broad measure of market performance. The

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Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Best Quarter: 6.35% (09/30/09)

Worst Quarter: -3.02% (06/30/15)

The Fund's Class Y Shares commenced operations on October 30, 2015, and therefore do not have performance history for a full calendar year. The Fund's Class A Shares are offered in a separate prospectus. Because Class Y Shares are invested in the same portfolio of securities, returns for Class Y Shares would have been substantially similar to those of Class A Shares, shown here, and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class A Shares.

Average Annual Total Returns (for the periods ended December 31, 2015)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In the event of negative performance, the Fund's returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, the Fund's returns after taxes on distributions and sale of Fund shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.

International Fixed Income Fund	1 Year	5 Years	10 Years	Since Inception** (9/1/1993)
Return Before Taxes	0.39%	3.63%	3.31%	4.37%
Return After Taxes on Distributions	-2.06%	1.90%	1.76%	2.72%
Return After Taxes on Distributions and Sale of Fund Shares	0.24%	2.06%	1.93%	2.77%
Barclays Global Aggregate ex-US Index, Hedged Return (reflects no deduction for fees, expenses or taxes)	1.36%	4.31%	4.24%	5.83%

* The Fund's Class Y Shares commenced operations on October 30, 2015, and therefore do not have performance history for a full calendar year. This table compares the Fund's Class A Shares' average annual total returns for the period ended December 31, 2015 to those of an appropriate broad-based index. Returns for Class Y Shares would have been substantially similar to those of Class A Shares and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class A Shares.

** Index returns are shown from September 30, 1993.

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Management

Investment Adviser and Portfolio Manager. SEI Investments Management Corporation

Portfolio Manager	Experience with the Fund	Title with Adviser
Jason Collins	Since 2015	Portfolio Manager
James Mashiter, CFA	Since 2016	Portfolio Manager

Sub-Advisers and Portfolio Managers.

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
AllianceBernstein L.P.	Douglas J. Peebles Scott DiMaggio John Taylor Jorgen Kjaersgaard Daniel Loughney	Since 2006 Since 2006 Since 2012 Since 2013 Since 2013	Chief Investment Officer and Head — AllianceBernstein Fixed Income Director — Canada/Global Fixed Income Vice President Portfolio Manager — European Credit Portfolio Manager — UK Multi-Sector
FIL Investment Advisors	Andrew Weir	Since 2007	Portfolio Manager
Wellington Management Company LLP	Robert L. Evans	Since 2009	Senior Managing Director and Fixed Income Portfolio Manager affiliated with Wellington Management Company LLP and located outside the U.S.

For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 27 of this prospectus.

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EMERGING MARKETS DEBT FUND

Fund Summary

Investment Goal

Maximize total return.

Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class Y Shares
Management Fees	0.85%
Distribution (12b-1) Fees	None
Other Expenses	0.51%
Total Annual Fund Operating Expenses	1.36%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Emerging Markets Debt Fund — Class Y Shares	$138	$431	$745	$1,635

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 71% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Emerging Markets Debt Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in fixed income securities of emerging market issuers. The Fund will invest in debt securities of government, government-related and corporate issuers in emerging market countries, as well as entities organized to restructure the outstanding debt of such issuers. The Fund may obtain its exposures by investing directly (e.g., in fixed income securities and other instruments) or indirectly/synthetically (e.g., through the use of derivative instruments,

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principally futures contracts, forward contracts, swaps and structured securities, such as credit-linked notes). The Fund may invest in swaps based on a single security or an index of securities, including interest rate swaps, credit default swaps, currency swaps and fully-funded total return swaps. Emerging market countries are those countries that are: (i) characterized as developing or emerging by any of the World Bank, the United Nations, the International Finance Corporation, or the European Bank for Reconstruction and Development; (ii) included in an emerging markets index by a recognized index provider; or (iii) countries with similar developing or emerging characteristics as countries classified as emerging market countries pursuant to sub-paragraph (i) and (ii) above, in each case determined at the time of purchase.

The Fund uses a multi-manager approach, relying upon a number of sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers) with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SEI Investments Management Corporation (SIMC), the Fund's adviser. The Sub-Advisers will spread the Fund's holdings across a number of countries and industries to limit its exposure to any single emerging market economy and may not invest more than 25% of its assets in any single country. There are no restrictions on the Fund's average portfolio maturity or on the maturity of any specific security. There is no minimum rating standard for the Fund's securities, and the Fund's securities will generally be in the lower or lowest rating categories (including those below the fourth highest rating category by a Nationally Recognized Statistical Rating Organization (NRSRO), commonly referred to as junk bonds).

The Sub-Advisers may seek to enhance the Fund's return by actively managing the Fund's foreign currency exposure. In managing the Fund's currency exposure, the Sub-Advisers buy and sell currencies (i.e., take long or short positions) using derivatives, principally futures, foreign currency forward contracts and currency swaps. The Fund may take long and short positions in foreign currencies in excess of the value of the Fund's assets denominated in a particular currency or when the Fund does not own assets denominated in that currency. The Fund may also engage in currency transactions in an attempt to take advantage of certain inefficiencies in the currency exchange market, to increase its exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. In managing the Fund's currency exposure from foreign securities, the Sub-Advisers may buy and sell currencies for hedging or for speculative purposes.

The Fund may also invest in futures contracts, forward contracts and swaps for speculative or hedging purposes. Futures contracts, forward contracts and swaps are used to synthetically obtain exposure to the securities identified above or baskets of such securities and to manage the Fund's interest rate duration and yield curve exposure. These derivatives are also used to mitigate the Fund's overall level of risk and/or the Fund's risk to particular types of securities, currencies or market segments. Interest rate swaps are further used to manage the Fund's yield spread sensitivity. When the Fund seeks to take an active long or short position with respect to the likelihood of an event of default of a security or basket of securities, the Fund may use credit default swaps. The Fund may buy credit default swaps in an attempt to manage credit risk where the Fund has credit exposure to an issuer and the Fund may sell credit default swaps to more efficiently gain credit exposure to such security or basket of securities.

The Fund may purchase shares of exchange-traded funds (ETFs) to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities or other instruments directly.

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Principal Risks

Below Investment Grade Securities (Junk Bonds) Risk — Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are generally more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative. Because these securities typically offer a higher rate of return to compensate investors for these risks, they are sometimes referred to as "high yield bonds," but there is no guarantee that an investment in these securities will result in a high rate of return.

Corporate Fixed Income Securities Risk — Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Currency Risk — As a result of the Fund's investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies and the Fund's active management of its currency exposures, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected. Due to the Fund's active positions in currencies, it will be subject to the risk that currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

Derivatives Risk — The Fund's use of futures contracts, forward contracts, swaps and credit-linked notes is subject to market risk, leverage risk, correlation risk and liquidity risk. Leverage risk, liquidity risk and market risk are described below. Many over-the-counter (OTC) derivative instruments will not have liquidity beyond the counterparty to the instrument. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Fund's use of OTC forward contracts, credit-linked notes and swap agreements is also subject to credit risk and valuation risk. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Credit risk is described above. Each of the above risks could cause the Fund to lose more than the principal amount invested in a derivative instrument. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund's initial investment. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. The Fund's use of derivatives may also increase the amount of taxes payable by shareholders. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation are not yet fully known and may not be for some time. New regulation of derivatives may make them more costly, may limit their availability or may otherwise adversely affect their value or performance.

Duration Risk — The longer-term securities in which the Fund may invest tend to be more volatile than shorter-term securities. A portfolio with a longer average portfolio duration is more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

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Exchange-Traded Funds Risk — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses.

Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security's value.

Fixed Income Market Risk — The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. In response to these events, the Fund's value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund's liquidity or force the fund to sell securities into a declining or illiquid market.

Foreign Investment/Emerging Markets Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries because political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Foreign Sovereign Debt Securities Risk — The risks that (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due because of factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

Interest Rate Risk — The risk that a rise in interest rates will cause a fall in the value of fixed income securities in which the Fund invests. A low interest rate environment may present greater interest rate risk, because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

Investment Style Risk — The risk that emerging market debt securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.

Leverage Risk — The Fund's use of derivatives may result in the Fund's total investment exposure substantially exceeding the value of its portfolio securities and the Fund's investment returns depending substantially on the performance of securities that the Fund may not directly own. The use of leverage can amplify the effects of market volatility on the Fund's share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. The Fund's use of leverage may result in a heightened risk of investment loss.

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Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole.

Non-Diversified Risk — The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers and may experience increased volatility due to its investments in those securities.

Prepayment Risk — The risk that in a declining interest rate environment, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Investing in the Fund involves risk, and there is no guarantee that the Fund will achieve its investment goal. You could lose money on your investment in the Fund, just as you could with other investments.

Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Class Y Shares of the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Best Quarter: 15.11% (06/30/09)

Worst Quarter: -13.19% (12/31/08)

The Fund's Class Y Shares commenced operations on December 31, 2014. For full calendar years through December 31, 2014, the performance of the Fund's Class A Shares is shown. The Fund's Class A Shares are offered in a separate prospectus. Because Class Y Shares are invested in the same portfolio of securities, returns for Class Y Shares would have been substantially similar to those of Class A Shares, shown here, and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class A Shares.

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Average Annual Total Returns (for the periods ended December 31, 2015)

This table compares the Fund's average annual total returns to those of a broad-based index and the Fund's 50/50 Blended Benchmark, which consists of the J.P. Morgan Emerging Markets Bond Index (EMBI) Global Diversified Index (50%) and the J.P. Morgan Government Bond Index-Emerging Markets (GBI-EM) Global Diversified Index (50%). The Fund's Blended Benchmark is designed to provide a useful comparison to the Fund's overall performance and more accurately reflect the Fund's investment strategy than the broad-based index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In the event of negative performance, the Fund's returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, the Fund's returns after taxes on distributions and sale of Fund shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.

Emerging Markets Debt Fund	1 Year	5 Years	10 Years	Since Inception** (6/26/1997)
Return Before Taxes	-8.96%	0.02%	4.46%	7.81%
Return After Taxes on Distributions	-9.17%	-1.59%	2.25%	4.88%
Return After Taxes on Distributions and Sale of Fund Shares	-5.06%	-0.36%	2.80%	5.08%
J.P. Morgan EMBI Global Diversified Index Return (reflects no deduction for fees, expenses or taxes)	1.18%	5.36%	6.86%	8.55%
The Fund's Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)	-7.14%	0.92%	5.65%	N/A †

* The Fund's Class Y Shares commenced operations on December 31, 2014. For periods prior to December 31, 2014, the performance of the Fund's Class A Shares has been used. Returns for Class Y Shares would have been substantially similar to those of Class A Shares and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class A Shares.

** Index returns are shown from June 30, 1997.

† The Blended Benchmark Return for the "Since Inception" period is not provided because returns for the J.P. Morgan GBI-EM Global Diversified Index Return are not available prior to 2003.

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Management

Investment Adviser and Portfolio Manager. SEI Investments Management Corporation

Portfolio Manager	Experience with the Fund	Title with Adviser
David Aniloff, CFA	Since 2000	Portfolio Manager

Sub-Advisers and Portfolio Managers.

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Investec Asset Management Ltd.	Peter Eerdmans Grant Webster	Since 2013 Since 2013	Co-Head of Emerging Market Fixed Income & Co-Portfolio Manager of Emerging Markets Blended Debt Strategy Co-Portfolio Manager Emerging Markets Blended Debt Strategy
Neuberger Berman Investment Advisers LLC	Rob Drijkoningen Gorky Urquieta Jennifer Gorgoll, CFA Raoul Luttik Nish Popat Prashant Singh, CFA Bart van der Made, CFA Vera Kartseva	Since 2013 Since 2013 Since 2013 Since 2013 Since 2013 Since 2013 Since 2013 Since 2013	Managing Director Managing Director Managing Director Managing Director Managing Director Managing Director Managing Director Vice President
Stone Harbor Investment Partners LP	Peter J. Wilby, CFA Pablo Cisilino James E. Craige, CFA David A. Oliver, CFA Kumaran Damodaran, Ph.D. William Perry	Since 2006 Since 2006 Since 2006 Since 2008 Since 2015 Since 2012	Chief Investment Officer Portfolio Manager Portfolio Manager Portfolio Manager Portfolio Manager Portfolio Manager

For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 27 of this prospectus.

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Purchase and Sale of Fund Shares

The minimum initial investment for Class Y Shares is $100,000 with minimum subsequent investments of $1,000. Such minimums may be waived at the discretion of SIMC. Notwithstanding the foregoing, a higher minimum investment amount may be required for certain types of investors to be eligible to invest in Class Y shares, as set forth in "Purchasing, Exchanging and Selling Fund Shares" on page 55. You may purchase and redeem shares of a Fund on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day). You may sell your Fund shares by contacting your authorized financial institution or intermediary directly. Authorized financial institutions and intermediaries may redeem Fund shares on behalf of their clients by contacting the Funds' transfer agent (the Transfer Agent) or the Funds' authorized agent, using certain SEI Investments Company (SEI) or third party systems or by calling 1-800-858-7233, as applicable.

Tax Information

The distributions made by the Funds generally are taxable and will be taxed as ordinary income or capital gains. If you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, you will generally not be subject to federal taxation on Fund distributions until you begin receiving distributions from your tax-deferred arrangement. You should consult your tax advisor regarding the rules governing your tax-deferred arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), a Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

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MORE INFORMATION ABOUT INVESTMENTS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities and certain other instruments.

Each Fund has an investment goal and strategies for reaching that goal. Each Fund's assets are managed under the direction of SIMC and one or more Sub-Advisers who manage portions of a Fund's assets in a way that they believe will help the Fund achieve its goal.

The investments and strategies described in this prospectus are those that SIMC and the Sub-Advisers use under normal conditions. For temporary defensive or liquidity purposes during unusual economic or market conditions, each Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and other short-term obligations that would not ordinarily be consistent with a Fund's strategies. During such time, the Funds may not achieve their investment goals. A Fund will do so only if SIMC or the Sub-Advisers believe that the risk of loss outweighs the opportunity for capital gains and higher income. Of course, there is no guarantee that any Fund will achieve its investment goal. Each Fund may lend its securities to certain financial institutions in an attempt to earn additional income.

This prospectus describes the Funds' primary investment strategies. However, each Fund may also invest in other securities, use other strategies or engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in more detail in the Funds' Statement of Additional Information (SAI).

MORE INFORMATION ABOUT RISKS

Risk Information Common to the Funds

Investing in the Funds involves risk, and there is no guarantee that a Fund will achieve its goal. SIMC and the Sub-Advisers make judgments about the securities markets, the economy and companies, but these judgments may not anticipate actual market movements or the impact of economic conditions on company performance. In fact, no matter how good a job SIMC and the Sub-Advisers do, you could lose money on your investment in a Fund, just as you could with other investments. A Fund is not a bank deposit, and its shares are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect securities markets generally, as well as those that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which those securities trade. The effect on a Fund's share price of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

Investing in issuers located in foreign countries poses distinct risks because political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the U.S. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen in response to events that do not otherwise affect

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the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries where political turmoil and rapid changes in economic conditions are more likely to occur.

More Information About Principal Risks

The following descriptions provide additional information about some of the risks of investing in the Funds:

Asset-Backed Securities — The International Fixed Income Fund may invest in asset-backed securities. Asset-backed securities are securities that are backed primarily by the cash flows of a discrete pool of fixed or revolving receivables or other financial assets that by their terms convert into cash within a finite time period. Asset-backed securities include mortgage-backed securities, but the term is more commonly used to refer to securities supported by non-mortgage assets such as auto loans, motor vehicle leases, student loans, credit card receivables, floorplan receivables, equipment leases and peer-to-peer loans. The assets are removed from any potential bankruptcy estate of an operating company through the true sale of the assets to an issuer that is a special purpose entity, and the issuer obtains a perfected security interest in the assets. Payments of principal of and interest on asset-backed securities rely entirely on the performance of the underlying assets. Asset-backed securities are generally not insured or guaranteed by the related sponsor or any other entity and therefore, if the assets or sources of funds available to the issuer are insufficient to pay those securities, the Funds will incur losses. In addition, asset-backed securities entail prepayment risk that may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. Additional risks related to collateralized risk obligations, collateralized loan obligations (CLOs) and mortgage-backed securities are described below.

Losses may be greater for asset-backed securities that are issued as "pass-through certificates" rather than as debt securities, because those types of certificates only represent a beneficial ownership interest in the related assets and their payment is based primarily on collections actually received. For asset-backed securities as a whole, if a securitization issuer defaults on its payment obligations due to losses or shortfalls on the assets held by the issuer, a sale or liquidation of the assets may not be sufficient to support payments on the securities and the Funds, as securityholders, may suffer a loss.

There is a limited secondary market for asset-backed securities. Consequently, it may be difficult for the Funds to sell or realize profits on those securities at favorable times or for favorable prices.

Bank Loans — The International Fixed Income Fund may invest in bank loans. Bank loans are arranged through private negotiations between a company and one or more financial institutions (lenders). Investments in bank loans are generally subject to the same risks as investments in other types of debt instruments, including, in many cases, investments in junk bonds. This means bank loans are subject to greater credit risks than other investments, including a greater possibility that the borrower will be adversely affected by changes in market or economic conditions and may default or enter bankruptcy. Bank loans made in connection with highly leveraged transactions, including operating loans, leveraged buyout loans, leveraged capitalization loans and other types of acquisition financing, are subject to greater credit risks than other types of bank loans. In addition, it may be difficult to obtain reliable information about and value any bank loan.

The Fund may invest in bank loans in the form of participations in the loans (participations) and assignments of all or a portion of the loans from third parties (assignments). In connection with

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purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, the Fund will acquire direct rights against the borrower on the loan. The Fund may have difficulty disposing of bank loans because, in certain cases, the market for such instruments is not highly liquid. The lack of a highly liquid secondary market may have an adverse impact on the value of such instruments and on the Fund's ability to dispose of the bank loan in response to a specific economic event, such as deterioration in the creditworthiness of the borrower. Furthermore, transactions in many loans settle on a delayed basis, and the Fund may not receive the proceeds from the sale of a loan for a substantial period of time after the sale. As a result, those proceeds will not be available to make additional investments or to meet the Fund's redemption obligations.

Bank loans may not be considered "securities," and purchasers, such as the Fund, therefore may not be entitled to rely on the anti-fraud protections of the federal securities laws.

Below Investment Fixed Income Grade Securities (Junk Bonds) — The International Fixed Income and Emerging Markets Debt Funds may invest in below investment grade fixed income securities (junk bonds). Junk bonds involve greater risks of default or downgrade and are generally more volatile than investment grade securities. Junk bonds involve a greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security. The volatility of junk bonds, particularly those issued by foreign governments, is even greater because the prospect for repayment of principal and interest of many of these securities is speculative. Some may even be in default. As an incentive to invest, these risky securities tend to offer higher returns.

Corporate Fixed Income Securities — The International Fixed Income and Emerging Markets Debt Funds may invest in corporate fixed income securities. Corporate fixed income securities are fixed income securities issued by public and private businesses. Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers. Corporate fixed income securities are subject to the risk that the issuer may not be able to pay interest or, ultimately, to repay principal upon maturity. Interruptions or delays of these payments could adversely affect the market value of the security. In addition, due to lack of uniformly available information about issuers or differences in the issuers' sensitivity to changing economic conditions, it may be difficult to measure the credit risk of corporate securities.

Credit — Credit risk is the risk that a decline in the credit quality of an investment could cause the Funds to lose money. The Funds could lose money if the issuer or guarantor of a portfolio security or a counterparty to a derivative contract fails to make timely payment or otherwise honor its obligations. Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are more volatile than investment grade securities. Below investment grade securities involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of below investment grade securities may

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be more susceptible than other issuers to economic downturns. Such securities are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.

Credit-Linked Notes — The Emerging Markets Debt Fund may invest in credit-linked notes. Credit-linked securities typically are issued by a limited purpose trust or other vehicle that, in turn, invests in a derivative instrument or basket of derivative instruments, such as credit default swaps or interest rate swaps, to obtain exposure to certain fixed-income markets or to remain fully invested when more traditional income producing securities are not available. Like an investment in a bond, an investment in credit-linked notes represents the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the security. However, these payments are conditioned on the issuer's receipt of payments from, and the issuer's potential obligations to, the counterparties to certain derivative instruments entered into by the issuer of the credit-linked note. For example, the issuer may sell one or more credit default swaps entitling the issuer to receive a stream of payments over the term of the swap agreements provided that no event of default has occurred with respect to the referenced debt obligation upon which the swap is based. If a default occurs, the stream of payments may stop and the issuer would be obligated to pay the counterparty the par (or other agreed upon value) of the referenced debt obligation. An investor holding a credit-linked note generally receives a fixed or floating coupon and the note's par value upon maturity, unless the referenced creditor defaults or declares bankruptcy, in which case the investor receives the amount recovered. In effect, investors holding credit-linked notes receive a higher yield in exchange for assuming the risk of a specified credit event. The Fund's investments in credit-linked notes are indirectly subject to the risks associated with derivative instruments, which are described below, and may be illiquid.

Currency — The Funds take active positions in currencies, which involve different techniques and risk analyses than the Funds' purchase of securities or other investments. Currency exchange rates may fluctuate in response to factors extrinsic to that country's economy, which makes the forecasting of currency market movements extremely difficult. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. These can result in losses to the Funds if they are unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges they have entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Passive investments in currencies may, to a lesser extent, also subject the Funds to these same risks. The value of the Funds' investments may fluctuate in response to broader macroeconomic risks than if the Funds invested only in equity securities.

Depositary Receipts — Depositary receipts are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, depositary receipts, including ADRs, are subject to many of the risks associated with investing directly in foreign securities, which are further described below.

Derivatives — Derivatives are instruments that derive their value from an underlying security, financial asset or an index. Examples of derivative instruments include futures contracts, forward contracts and swaps. The primary risk of derivative instruments is that changes in the market value of securities held by the Funds and of the derivative instruments relating to those securities may not be proportionate.

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There may not be a liquid market for the Funds to sell a derivative instrument, which could result in difficulty in closing the position. Moreover, certain derivative instruments can magnify the extent of losses incurred due to changes in the market value of the securities to which they relate. Some derivative instruments are subject to counterparty risk. A default by the counterparty on its payments to the Funds will cause the value of your investment in the Funds to decrease. The Funds' use of derivatives is also subject to credit risk, leverage risk, lack of availability risk, valuation risk, correlation risk and tax risk. Credit risk is the risk that the counterparty to a derivatives transaction may not fulfill its obligations. Leverage risk is the risk that a small percentage of assets invested in derivatives can have a disproportionately larger impact on the Funds. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause the Funds to realize higher amounts of short-term capital gains, thereby increasing the amount of taxes payable by the shareholders. These risks could cause the Funds to lose more than the principal amount invested. Some derivatives have the potential for unlimited loss, regardless of the size of the Funds' initial investment. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities.

Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation are not yet fully known and may not be for some time. New regulation of derivatives may make them more costly, may limit their availability or may otherwise adversely affect their value or performance. Derivatives are also subject to a number of other risks described elsewhere in this prospectus. Derivatives transactions conducted outside the U.S. may not be conducted in the same manner as those entered into on U.S. exchanges, and may be subject to different margin, exercise, settlement or expiration procedures. Derivatives transactions conducted outside the U.S. also are subject to the risks affecting foreign securities, currencies and other instruments, in addition to other risks.

Duration — Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if a fixed income security has a five-year duration, it will decrease in value by approximately 5% if interest rates rise 1% and increase in value by approximately 5% if interest rates fall 1%. Fixed income instruments with higher duration typically have higher risk and higher volatility. Longer-term fixed income securities in which a portfolio may invest are more volatile than shorter-term fixed income securities. A portfolio with a longer average portfolio duration is typically more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Equity Market — Because the International Equity and Emerging Markets Equity Funds may purchase equity securities, the Funds are subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Funds' securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In the case of foreign stocks, these fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. These factors contribute to price volatility, which is a principal risk of investing in the Funds.

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Exchange-Traded Products (ETPs) — The risks of owning interests of an ETP, such as an ETF, exchange-traded note (ETN) or exchange-traded commodity pool, generally reflect the same risks as owning the underlying securities or other instruments that the ETP is designed to track. The shares of certain ETPs may trade at a premium or discount to their intrinsic value (i.e., the market value may differ from the net asset value (NAV) of an ETP's shares). For example, supply and demand for shares of an ETF or market disruptions may cause the market price of the ETF to deviate from the value of the ETF's investments, which may be emphasized in less liquid markets. The value of an ETN may also differ from the valuation of its reference market or instrument due to changes in the issuer's credit rating. By investing in an ETP, a Fund indirectly bears the proportionate share of any fees and expenses of the ETP in addition to the fees and expenses that the Fund and its shareholders directly bear in connection with the Fund's operations. Because certain ETPs may have a significant portion of their assets exposed directly or indirectly to commodities or commodity-linked securities, developments affecting commodities may have a disproportionate impact on such ETPs and may subject the ETPs to greater volatility than investments in traditional securities.

ETFs are investment companies whose shares are bought and sold on a securities exchange. Most ETFs are passively-managed, meaning they invest in a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. Such ETF expenses may make owning shares of the ETF more costly than owning the underlying securities directly. The risks of owning shares of a passively-managed ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.

Leveraged ETFs contain all of the risks that non-leveraged ETFs present. Additionally, to the extent a Fund invests in ETFs that achieve leveraged exposure to their underlying indexes through the use of derivative instruments, the Fund will indirectly be subject to leverage risk, described below. Inverse ETFs seek to provide investment results that match a negative of the performance of an underlying index. Leveraged inverse ETFs seek to provide investment results that match a negative multiple of the performance of an underlying index. To the extent that a Fund invests in leveraged inverse ETFs, the Fund will indirectly be subject to the risk that the performance of such ETF will fall as the performance of that ETF's benchmark rises. Leveraged, inverse and leveraged inverse ETFs often "reset" daily, meaning that they are designed to achieve their stated objectives on a daily basis. Due to the effect of compounding, their performance over longer periods of time can differ significantly from the performance (or inverse of the performance) of their underlying index or benchmark during the same period of time. These investment vehicles may be extremely volatile and can potentially expose a Fund to complete loss of its investment.

Generally, ETNs are structured as senior, unsecured notes in which an issuer, such as a bank, agrees to pay a return based on a target index or other reference instrument less any fees. ETNs allow individual investors to have access to derivatives linked to commodities and assets such as oil, currencies and foreign stock indexes. ETNs combine certain aspects of bonds and ETFs. Similar to ETFs, ETNs are traded on a major exchange (e.g., the NYSE) during normal trading hours. However, investors can also hold an ETN until maturity. At maturity, the issuer pays to the investor a cash amount equal to principal amount, subject to the day's index factor. ETN returns are based upon the performance of a market index minus applicable fees. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities markets, changes in

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the applicable interest rates, changes in the issuer's credit rating, and economic, legal, political or geographic events that affect the referenced commodity. The value of an ETN may drop due to a downgrade in the issuer's credit rating, even if the underlying index remains unchanged. Investments in ETNs are subject to the risks facing income securities in general, including the risk that a counterparty will fail to make payments when due or default.

Extension — Investments in fixed income securities are subject to extension risk. Generally, rising interest rates tend to extend the duration of fixed income securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Fund may exhibit additional volatility.

Fixed Income Market — The prices of a Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. Fixed income securities may have fixed-, variable- or floating-rates. There is a risk that the current interest rate on floating and variable rate instruments may not accurately reflect existing market interest rates. Also, longer-term securities are generally more sensitive to changes in the level of interest rates, so the average maturity or duration of these securities affects risk. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. In response to these events, the Fund's value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund's liquidity or force the Fund to sell securities into a declining or illiquid market.

Foreign Investment/Emerging and Frontier Markets — The Funds may invest in foreign issuers, including issuers located in emerging and frontier market countries. Investing in issuers located in foreign countries poses distinct risks because political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market and frontier market countries because political turmoil and rapid changes in economic conditions are more likely to occur in these countries. These risks may be magnified further with respect to "frontier countries," which are a subset of emerging market countries with even smaller national economies.

Emerging market countries are those countries that are: (i) characterized as developing or emerging by any of the World Bank, the United Nations, the International Finance Corporation, or the European Bank for Reconstruction and Development; (ii) included in an emerging markets index by a recognized index provider; or (iii) countries with similar developing or emerging characteristics as countries classified as emerging market countries pursuant to sub-paragraph (i) and (ii) above, in each case determined at the time of purchase. "Frontier market countries" are a subset of emerging market countries with even smaller national economies. Emerging market countries, and, to an even greater extent, frontier market countries, may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market and frontier market countries often have

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less uniformity in accounting and reporting requirements and unreliable securities valuation. It is sometimes difficult to obtain and enforce court judgments in such countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country. In addition, the financial stability of issuers (including governments) in emerging market and frontier market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with a Fund's investments in emerging market and frontier market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

The economies of frontier market countries tend to be less correlated to global economic cycles than the economies of more developed countries and their markets have lower trading volumes and may exhibit greater price volatility and illiquidity. A small number of large investments in these markets may affect these markets to a greater degree than more developed markets. Frontier market countries may also be affected by government activities to a greater degree than more developed countries. For example, the governments of frontier market countries may exercise substantial influence within the private sector or subject investments to government approval, and governments of other countries may impose or negotiate trade barriers, exchange controls, adjustments to relative currency values and other measures that adversely affect a frontier market country. Governments of other countries may also impose sanctions or embargoes on frontier market countries. Although all of these risks are generally heightened with respect to frontier market countries, they also apply to emerging market countries.

Foreign Sovereign Debt Securities — The risks that (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due because of factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

Forward Contracts — A forward contract, also called a "forward", involves a negotiated obligation to purchase or sell a specific security or currency at a future date (with or without delivery required), which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward contracts are not traded on exchanges; rather, a bank or dealer will act as agent or as principal in order to make or take future delivery of a specified lot of a particular security or currency for a Fund's account. Risks associated with forwards may include: (i) an imperfect correlation between the movement in prices of forward contracts and the securities or currencies underlying them; (ii) an illiquid market for forwards; (iii) difficulty in obtaining an accurate value for the forwards; and (iv) the risk that the counterparty to the forward contract will default or otherwise fail to honor its obligation. Because forwards require only a small initial investment in the form of a deposit or margin, they involve a high degree of leverage. Forwards are also subject to credit risk, liquidity risk and leverage risk, each of which is further described elsewhere in this section.

Futures Contracts — Futures contracts, or "futures", provide for the future sale by one party and purchase by another party of a specified amount of a specific security or asset at a specified future time and at a specified price (with or without delivery required). The risks of futures include (i) leverage risk; (ii) correlation or tracking risk; and (iii) liquidity risk. Because futures require only a small initial investment in the form of a deposit or margin, they involve a high degree of leverage. Accordingly, the fluctuation of the value of futures in relation to the underlying assets upon which they are based is magnified. Thus, a Fund may experience losses that exceed losses experienced by funds that do not

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use futures contracts and which may be unlimited, depending on the structure of the contract. There may be imperfect correlation, or even no correlation, between price movements of a futures contract and price movements of investments for which futures are used as a substitute or which futures are intended to hedge.

Lack of correlation (or tracking) may be due to factors unrelated to the value of the investments being substituted or hedged, such as speculative or other pressures on the markets in which these instruments are traded. Consequently, the effectiveness of futures as a security substitute or as a hedging vehicle will depend in part on the degree of correlation between price movements in the futures and price movements in underlying securities or assets. While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid. Futures exchanges may impose daily or intra-day price change limits and/or limit the volume of trading. Additionally, government regulation may further reduce liquidity through similar trading restrictions. As a result, a Fund may be unable to close out their futures contracts at a time that is advantageous. If movements in the markets for security futures contracts or the underlying security decrease the value of a Fund's positions in security futures contracts, the Fund may be required to have or make additional funds available to its carrying firm as margin. If a Fund's account is under the minimum margin requirements set by the exchange or the brokerage firm, its position may be liquidated at a loss, and the Fund will be liable for the deficit, if any, in its account. The successful use of futures depends upon a variety of factors, particularly the ability of SIMC and the Sub-Advisers to predict movements of the underlying securities markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular futures strategy adopted will succeed.

Interest Rate — Interest rate risk is the risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which a Fund invests. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources. A low interest rate environment may present greater interest rate risk, because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

Investment Company — The Funds may purchase shares of investment companies, such as open-end funds, ETFs and closed-end funds. When a Fund invests in an investment company, it will bear a pro rata portion of the investment company's expenses in addition to directly bearing the expenses associated with its own operations. Such expenses may make owning shares of an investment company more costly than owning the underlying securities directly. The Funds may invest in affiliated funds including, for example, money market funds for reasons such as cash management or other purposes. In such cases, the Funds' adviser and its affiliates will earn fees at both the Fund level and within the underlying fund with respect to the Funds' assets invested in the underlying fund. In part because of these additional expenses, the performance of an investment company may differ from the performance a Fund would achieve if it invested directly in the underlying investments of the investment company. In addition, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments. See also, "Exchange-Traded Products (ETPs)," above.

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Investment Style — Investment style risk is the risk that a Fund's investment in certain securities in a particular market segment pursuant to its particular investment strategy may underperform other market segments or the market as a whole.

Leverage — Certain Fund transactions, such as derivatives or reverse repurchase agreements, may give rise to a form of leverage. The use of leverage can amplify the effects of market volatility on the Funds' share prices and make the Funds' returns more volatile. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Funds' portfolio securities. The use of leverage may also cause the Funds to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy their obligations.

Liquidity — Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the condition of a particular issuer or under adverse market or economic conditions independent of the issuer. A Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.

Market — Each Fund is subject to market risk, which is the risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the market as a whole.

Mortgage-Backed Securities — The International Fixed Income Fund may invest in mortgage-backed securities. Mortgage-backed securities are a class of asset-backed securities representing an interest in a pool or pools of whole mortgage loans (which may be residential mortgage loans or commercial mortgage loans). Mortgage-backed securities held or acquired by the Funds could include (i) obligations guaranteed by federal agencies of the U.S. government, such as the Government National Mortgage Association, which are backed by the "full faith and credit" of the United States, (ii) securities issued by the Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac), which are not backed by the "full faith and credit" of the United States but are guaranteed by the U.S. government as to timely payment of principal and interest, (iii) securities (commonly referred to as private-label RMBS) issued by private issuers that represent an interest in or are collateralized by whole residential mortgage loans without a government guarantee and (iv) commercial mortgage-backed securities (CMBS), which are multi-class or pass-through securities backed by a mortgage loan or a pool of mortgage loans secured by commercial property such as industrial and warehouse properties, office buildings, retail space and shopping malls, multifamily properties and cooperative apartments. Because private-label RMBS and CMBS are not issued or guaranteed by the U.S. government, those securities generally are structured with one or more types of credit enhancement. There can be no assurance, however, that credit enhancements will support full payment to the Funds of the principal and interest on such obligations. In addition, changes in the credit quality of the entity that provides credit enhancement could cause losses to the Funds and affect their share prices.

The Funds may invest in mortgage-backed securities in the form of debt or in the form of "pass-through" certificates. Pass-through securities, which represent beneficial ownership interests in the related mortgage loans, differ from debt securities, which generally provide for periodic fixed payments of interest on and principal of the related notes. Mortgage pass-through securities provide for monthly payments that are a "pass-through" of the monthly interest and principal payments (including any

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prepayments) made by the individual borrowers on the pooled mortgage loans, net of any fees and expenses owed to the servicers of the mortgage loans and other transaction parties that receive payment from collections on the mortgage loans.

The performance of mortgage loans and, in turn, the mortgage-backed securities acquired by the Funds, is influenced by a wide variety of economic, geographic, social and other factors, including general economic conditions, the level of prevailing interest rates, the unemployment rate, the availability of alternative financing and homeowner behavior.

The rate and aggregate amount of distributions on mortgage-backed securities, and therefore the average lives of those securities and the yields realized by the Funds, will be sensitive to the rate of prepayments (including liquidations) and modifications of the related mortgage loans, any losses and shortfalls on the related mortgage loans allocable to the tranches held by the Funds and the manner in which principal payments on the related mortgage loans are allocated among the various tranches in the particular securitization transaction. Furthermore, mortgage-backed securities are sensitive to changes in interest rates, but may respond to those changes differently from other fixed income securities due to the possibility of prepayment of the mortgage loans. Among other factors, a significant amount of defaults, rapid prepayments or prepayment interest shortfalls may erode amounts available for distributions to the Funds. The timing of changes in the rate of prepayments of the mortgage loans may significantly affect the Funds' actual yield to maturity, even if the average rate of principal payments is consistent with the Funds' expectations. If prepayments of mortgage loans occur at a rate faster than that anticipated by the Funds, payments of interest on the mortgage-backed securities could be significantly less than anticipated. Similarly, if the number of mortgage loans that are modified is larger than that anticipated by the Funds, payments of principal and interest on the mortgage-backed securities could be significantly less than anticipated.

Non-Diversification — The International Fixed Income and Emerging Markets Debt Funds are non-diversified, which means that they may invest in the securities of relatively few issuers. As a result, the Funds may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers and may experience increased volatility due to its investments in those securities.

Opportunity — A Fund may miss out on an investment opportunity because the assets necessary to take advantage of that opportunity are tied up in other investments.

Options — An option is a contract between two parties for the purchase and sale of a financial instrument for a specified price at any time during the option period. Unlike a futures contract, an option grants a right (not an obligation) to buy or sell a financial instrument. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. The seller of an uncovered call option assumes the risk of a theoretically unlimited increase in the market price of the underlying security above the exercise price of the option. The securities necessary to satisfy the exercise of the call option may be unavailable for purchase except at much higher prices. Purchasing securities to satisfy the exercise of the call option can itself cause the price of the securities to rise further, sometimes by a significant amount, thereby exacerbating the loss. The buyer of a call option assumes the risk of losing its entire premium invested in the call option. The seller (writer) of a put option that is covered (e.g., the writer has a short position in the underlying security) assumes the risk of an increase in the market price of the underlying security above the sales price (in establishing the short position) of the underlying security plus the premium received and gives up the opportunity for gain on the underlying security below the

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exercise price of the option. The seller of an uncovered put option assumes the risk of a decline in the market price of the underlying security below the exercise price of the option. The buyer of a put option assumes the risk of losing his entire premium invested in the put option. An option's time value (i.e., the component of the option's value that exceeds the in-the-money amount) tends to diminish over time. Even though an option may be in-the-money to the buyer at various times prior to its expiration date, the buyer's ability to realize the value of an option depends on when and how the option may be exercised. For example, the terms of a transaction may provide for the option to be exercised automatically if it is in-the-money on the expiration date. Conversely, the terms may require timely delivery of a notice of exercise, and exercise may be subject to other conditions (such as the occurrence or non-occurrence of certain events, such as knock-in, knock-out or other barrier events) and timing requirements, including the "style" of the option.

Participation Notes (P-Notes) — P-Notes are participation interest notes that are issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying equity, debt, currency or market. Investments in P-Notes involve the same risks associated with a direct investment in the underlying foreign companies of foreign securities markets that they seek to replicate. However, there can be no assurance that the trading price of P-Notes will equal the underlying value of the foreign companies or foreign securities markets that they seek to replicate.

Portfolio Turnover — Due to its investment strategy, a Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

Preferred Stock — The International Equity and Emerging Markets Equity Funds may invest in preferred stocks. Preferred stocks involve credit risk and certain other risks. Certain preferred stocks contain provisions that allow an issuer under certain conditions to skip distributions (in the case of "non-cumulative" preferred stocks) or defer distributions (in the case of "cumulative" preferred stocks). If a Fund owns a preferred stock on which distributions are deferred, the Fund may nevertheless be required to report income for tax purposes while it is not receiving distributions on that security. Preferred stocks are subordinated to bonds and other debt instruments in a company's capital structure in terms of priority to corporate income and liquidation payments and therefore will be subject to greater credit risk than those debt instruments.

Prepayment — Investments in fixed income securities are subject to prepayment risk. In a declining interest rate environment, fixed income securities with stated interest rates may have their principal paid earlier than expected. This may result in a Fund having to reinvest that money at lower prevailing interest rates, which can reduce the returns of the Fund.

Reallocation — In addition to managing the Funds, SIMC constructs and maintains strategies (Strategies) for certain clients, and the Funds are designed in part to implement those Strategies. Within the Strategies, SIMC periodically adjusts the target allocations among the Funds to ensure that the appropriate mix of assets is in place. SIMC also may create new Strategies that reflect significant changes in allocation among the Funds. Because a large portion of the assets in the Funds may be composed of investors in Strategies controlled or influenced by SIMC, this reallocation activity could result in significant purchase or redemption activity in the Funds. While reallocations are intended to benefit investors that invest in the Funds through the Strategies, they could in certain cases have a detrimental effect on Funds that are being materially reallocated, including by increasing portfolio turnover (and related transactions costs), disrupting portfolio management strategy, and causing a Fund

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to incur taxable gains. SIMC seeks to manage the impact to the Funds resulting from reallocations in the Strategies.

Securities Lending — Each Fund may lend its securities to certain financial institutions in an attempt to earn additional income. The Funds may lend their portfolio securities to brokers, dealers and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. When a Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights, including voting rights, in the loaned securities during the term of the loan or delay in recovering loaned securities if the borrower fails to return them or becomes insolvent. A Fund that lends its securities may pay lending fees to a party arranging the loan.

Small and Medium Capitalization Issuers — The International Equity and Emerging Markets Equity Funds may invest in small and medium capitalization issuers. Investing in equity securities of small and medium capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies. This increased risk may be due to the greater business risks of smaller size companies, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements. The securities of smaller companies are often traded OTC and, even if listed on a national securities exchange, may not be traded in volumes typical for that exchange. Consequently, the securities of smaller companies may be less liquid, may have limited market stability and may be subject to more severe, abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. Further, smaller companies may have less publicly available information and, when available, it may be inaccurate or incomplete.

Swap Agreements — Swaps are agreements whereby two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities and a predetermined amount. Swaps typically involve credit risk, market risk, liquidity risk, funding risk, operational risk, legal and documentation risk, regulatory risk and/or tax risk. Interest rate swaps involve one party, in return for a premium, agreeing to make payments to another party to the extent that interest rates exceed or fall below a specified rate (a "cap" or "floor," respectively).

Total return swaps are contracts that obligate a party to pay or receive interest in exchange for payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. Total return swaps give a Fund the right to receive the appreciation in the value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset in a total return swap declines in value over the term of the swap, the Fund may also be required to pay the dollar value of that decline to the counterparty.

A credit default swap enables a Fund to buy or sell protection against a defined credit event of an issuer or a basket of securities. Swap agreements involve the risk that the party with whom a Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to the other party to the agreement.

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. If a Fund is a seller of protection and a credit event

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occurs (as defined under the terms of that particular swap agreement), the Fund will generally either: (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index. If a Fund is a buyer of protection and a credit event occurs (as defined under the terms of that particular swap agreement), the Fund will either: (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and other considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swaps involve special risks in addition to those mentioned above because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). Like a long or short position in a physical security, credit default swaps are subject to the same factors that cause changes in the market value of the underlying asset it is attempting to replicate.

Fully funded total return swaps have economic and risk characteristics similar to credit-linked notes, which are described above. Fully funded equity swaps have economic and risk characteristics similar to P-Notes, which are described above.

Warrants — The International Equity and Emerging Markets Equity Funds may invest in warrants. The holder of a warrant has the right to purchase a given number of shares of a particular issuer at a specified price until expiration of the warrant. Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move in tandem with the prices of the underlying securities and are speculative investments. Warrants pay no dividends and confer no rights other than a purchase option. If a warrant is not exercised by the date of its expiration, the Funds will lose their entire investment in such warrant.

GLOBAL ASSET ALLOCATION

The Funds and other funds managed by SIMC are used within the Strategies that SIMC constructs and maintains for certain clients (Strategy Clients). The Funds are designed in part to be used as a component within those Strategies. The degree to which a Strategy Client's portfolio is invested in the particular market segments and/or asset classes represented by the Funds and other funds varies. SIMC believes that an investment in a portfolio of funds representing a range of asset classes as part of a Strategy may reduce the Strategy's overall level of volatility.

Within the Strategies, SIMC periodically adjusts the target allocations among the Funds and other funds to ensure that the appropriate mix of assets is in place. SIMC also may create new Strategies that reflect significant changes in allocation among the Funds and other funds. Because a large portion of the assets in the Funds and other funds may be composed of investors in Strategies controlled or

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influenced by SIMC, this reallocation activity could result in significant purchase or redemption activity in the Funds. While reallocations are intended to benefit investors that invest in the Funds through the Strategies, they could in certain cases have a detrimental effect on the Funds if they are being materially reallocated, including by increasing portfolio turnover (and related transaction costs), disrupting portfolio management strategy, and causing the Funds to incur taxable gains. SIMC seeks to manage the impact to the Funds resulting from reallocations in the Strategies.

MORE INFORMATION ABOUT THE FUNDS' BENCHMARK INDEXES

The following information describes the various indexes referred to in the Performance Information sections of this prospectus, including those indexes that compose the Emerging Markets Debt Fund's Blended Benchmark.

The Barclays Global Aggregate Ex-US Index, Hedged, is an index of government, corporate and collateralized bonds denominated in foreign currencies.

The J.P. Morgan Emerging Markets Bond Index (EMBI) Global Diversified Index tracks the total returns for U.S. dollar-denominated debt instruments issued by sovereign and quasi-sovereign entities.

The J.P. Morgan Government Bond Index-Emerging Markets (GBI-EM) Global Diversified Index is a comprehensive global local emerging markets index, and consists of liquid, fixed-income rate, domestic currency government bonds.

The Morgan Stanley Capital International (MSCI) Europe, Australasia and the Far East (EAFE) Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller capitalizations) index of 1,010 securities listed on the stock exchanges of developed market countries in Europe, Australasia and the Far East.

The Morgan Stanley Capital International (MSCI) Emerging Markets Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller capitalizations) index of over 800 stocks from approximately 17 emerging market countries.

INVESTMENT ADVISER

SIMC, an SEC registered investment adviser, located at One Freedom Valley Drive, Oaks, PA 19456, serves as the investment adviser to the Funds. As of September 30, 2015, SIMC had approximately $157.53 billion in assets under management.

The Funds are managed by SIMC and one or more Sub-Advisers. SIMC acts as a "manager of managers" of the Funds and, subject to the oversight of the Board of Trustees of the Trust (Board), is responsible for:

— researching and recommending to the Board, the hiring, termination and replacement of Sub-Advisers;

— allocating, on a continuous basis, assets of a Fund among the Sub-Advisers (to the extent a Fund has more than one sub-adviser);

— monitoring and evaluating each Sub-Adviser's performance;

— overseeing the Sub-Advisers to ensure compliance with the Funds' investment objectives, policies and restrictions; and

— monitoring each Sub-Adviser's adherence to its investment style.

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SIMC acts as manager of managers for the Funds pursuant to an exemptive order obtained from the SEC. The exemptive order permits SIMC, with the approval of the Board, to retain unaffiliated sub-advisers for the Funds without submitting the sub-advisory agreements to a vote of the applicable Funds' shareholders. Among other things, the exemptive order permits the non-disclosure of amounts payable by SIMC under such sub-advisory agreements. As a manager of managers, SIMC is ultimately responsible for the investment performance of the Funds. The Board supervises SIMC and the Sub-Advisers and establishes policies that they must follow in their management activities.

SIMC sources, analyzes, selects and monitors a wide array of Sub-Advisers across multiple asset classes. Differentiating manager skill from market- generated returns is one of SIMC's primary objectives, as it seeks to identify Sub-Advisers that can deliver attractive investment results. SIMC believes that a full assessment of qualitative as well as quantitative factors is required to identify truly skilled managers. In carrying out this function, SIMC forms forward-looking expectations regarding how a Sub-Adviser will execute a given investment mandate; defines environments in which the strategy is likely to outperform or underperform; and seeks to identify the relevant factors behind a Sub-Adviser's performance. It also utilizes this analysis to identify catalysts that would lead SIMC to reevaluate its view of a Sub-Adviser.

SIMC then constructs a portfolio that seeks to maximize the risk-adjusted rate of return by finding a proper level of diversification between sources of excess return (at an asset class level) and the investment managers implementing them. The allocation to a given investment manager is based on SIMC's analysis of the manager's particular array of alpha sources, the current macroeconomic environment, expectations about the future macroeconomic environment, and the level of risk inherent in a particular manager's investment strategy. SIMC measures and allocates to Sub-Advisers based on risk allocations in an attempt to ensure that one manager does not dominate the risk of a multi-manager, multi-return-source Fund.

The following portfolio managers are primarily responsible for the oversight of the Sub-Advisers as described above, including recommending the hiring and termination of such Sub-Advisers.

Sandra M. Ackermann-Schaufler, CFA serves as a Portfolio Manager for the Investment Management Unit for global, international and emerging markets equities. In this role, Ms. Ackermann-Schaufler is responsible for the management of the portfolios and the oversight of research, selection and ongoing evaluation of global, international and emerging markets equity managers for the SEI funds. Prior to joining SEI in 2009, Ms. Ackermann-Schaufler was a Senior International Equity Analyst and Portfolio Manager of Merrill Lynch's multi-manager strategies, where she managed the firm's strategic and dynamic international equity portfolios and was in charge of the fund analysis of global, international and emerging markets investment managers as well as commodity related investment vehicles through a combination of quantitative and qualitative analysis combined with in-person interviews. Previously, Ms. Ackermann-Schaufler was a Senior Equity Analyst at Zircon Asset Management. Ms. Ackermann-Schaufler has also served as Chief Investment Officer and Lead Portfolio Manager for three international closed-end mutual funds at Deutsche Asset Management. Earlier in her career, Ms. Ackermann-Schaufler was a Marketing Analyst at HVB Capital Markets, a Portfolio Manager and Equity Analyst at Deutsche Asset Management in Frankfurt, Germany and a Portfolio Manager at Allianz Asset Management in Munich, Germany. Ms. Ackermann-Schaufler earned her Master of Science in International Economic Sciences from the University of Innsbruck in Austria. Ms. Ackermann-Schaufler is a CFA charterholder.

Jason Collins serves as the head of the UK Investment Management Unit and Portfolio Manager with the UK Equity team. Prior to his employment with SEI, Mr. Collins was a Founding Partner of Maia Capital

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Partners, where he was responsible for all aspects of portfolio management for the firm, including manager research and fund selection across all asset classes, asset allocation, portfolio construction and implementation. Prior to founding Maia Capital, Mr. Collins was a Portfolio Manager at Fidelity International where he was responsible for a range of multi-manager funds and played a key role in the development of the investment process. Before joining Fidelity, Mr. Collins spent over nine years at Skandia as Head of Investment Research, where he was responsible for the manager research, selection and monitoring process and was a key member of the Group Investment Committee. Mr. Collins earned his Bachelor of Arts in Financial Services with honors from Bournemouth University.

James Mashiter, CFA is a Fixed Income Portfolio Manager within the Investment Management Unit. Mr. Mashiter joined SEI in 2011 as a Senior Fixed Income Analyst in the London Fixed Income Team. Prior to joining SEI, Mr. Mashiter worked in fixed income fund research at Standard & Poor's for four years. Previously, Mr. Mashiter worked at Henderson Global Investors. Mr. Mashiter earned his Bachelor of Science in Economics and Politics from the University of Warwick and his Master of Arts in Finance and Investment from the University of Nottingham.

David Aniloff, CFA serves as a Portfolio Manager on the Global Fixed Income team with primary responsibility for SEI's below-investment-grade fixed income strategies. Mr. Aniloff manages a $1 billion portfolio of collateralized debt obligations, a strategy that he co-developed in mid-2005. Mr. Aniloff also oversees SEI's High Yield and Emerging Markets Debt Funds, where his duties include manager analysis and selection, strategy development and enhancement, and investment research. In his preceding role, Mr. Aniloff was a Performance Analyst on SEI's Portfolio Implementations team. Mr. Aniloff earned his Bachelor of Science in Finance from the Pennsylvania State University and his Master of Business Administration with a concentration in Finance from Villanova University. Mr. Aniloff is a CFA Charterholder.

SUB-ADVISERS

Each Sub-Adviser makes investment decisions for the assets it manages and continuously reviews, supervises and administers its investment program. Each Sub-Adviser must also operate within each Fund's investment objective, restrictions and policies and within specific guidelines and instructions established by SIMC from time to time. Each Sub-Adviser is responsible for managing only the portion of the Fund allocated to it by SIMC, and Sub-Advisers may not consult with each other concerning transactions for a Fund. SIMC pays the Sub-Advisers out of the investment advisory fees it receives (as described below).

For the fiscal year ended September 30, 2015, SIMC received investment advisory fees as a percentage of each Fund's average daily net assets, at the following annual rates:

Investment	Investment Advisory Fees Advisory Fees	After Fee Waivers
International Equity Fund	0.51%	0.51%
Emerging Markets Equity Fund*	1.05%	0.95%
International Fixed Income Fund**	0.30%	0.25%
Emerging Markets Debt Fund	0.85%	0.60%

* Renewed as of January 31, 2016, SIMC, the Emerging Market Equity Fund's investment adviser, has contractually agreed to waive its management fee as necessary to keep the management fee paid by the Fund during its fiscal year from

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exceeding 0.95%. This fee waiver agreement shall remain in effect until January 31, 2017 and, unless earlier terminated, shall be automatically renewed for successive one-year periods thereafter. The agreement may be amended or terminated only with the consent of the Board of Trustees.

** The Class Y Shares of the International Fixed Income Fund commenced operations on October 30, 2015.

A discussion regarding the basis of the Board's approval of the Funds' investment advisory and/or sub-advisory agreements is available in the Funds' Semi-Annual Report, which covers the period of October 1, 2014 through March 31, 2015, and the Funds' Annual Report, which covers the period of October 1, 2014 to September 30, 2015.

SIMC has registered with the National Futures Association as a "commodity pool operator" under the Commodities Exchange Act (CEA) with respect to the International Fixed Income Fund and with respect to certain other products not included in this prospectus. The Trust has claimed, on behalf of each Fund (other than the International Fixed Income Fund) and in reliance on relevant rules, regulations and no-action relief, an exclusion from the definition of the term "commodity pool operator" under the CEA. The Trust and each Fund (other than the International Fixed Income Fund) are therefore not subject to registration or regulation as a pool operator under the CEA.

Information About Fee Waivers

For most of the Funds, the Funds' actual total annual fund operating expenses of the Class Y Shares of the Funds for the most recent fiscal year were less than the amounts shown in the Annual Fund Operating Expenses tables in the Fund Summary sections because the Funds' adviser, the Funds' distributor and/or the Funds' administrator voluntarily waived a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, Trustee fees and extraordinary expenses not incurred in the ordinary course of the Funds' business) at a specified level. The waivers of the Funds' adviser, the Funds' distributor and/or the Funds' administrator are limited to the Funds' direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Funds, such as acquired fund fees and expenses (AFFE). The Funds' adviser, the Funds' distributor and/or the Funds' administrator may discontinue all or part of these voluntary waivers at any time. With these fee waivers, the actual total annual fund operating expenses of the Class Y Shares of the Funds for the most recent fiscal year (ended September 30, 2015) were as follows:

Fund Name — Class Y Shares	Total Annual Fund Operating Expenses (before fee waivers)	Total Annual Fund Operating Expenses (after fee waivers)	Total Annual Fund Operating Expenses (after fee waivers, excluding AFFE, if applicable)*
International Equity Fund	1.00%	1.00%	1.00%
International Fixed Income Fund	0.82%	0.77%	0.77%
Emerging Markets Debt Fund	1.36%	1.11%	1.11%

* AFFE reflect the estimated amount of fees and expenses that were incurred indirectly by the Funds through their investments in other investment companies during the most recent fiscal year.

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Sub-Advisers and Portfolio Managers

INTERNATIONAL EQUITY FUND:

Acadian Asset Management LLC: Acadian Asset Management LLC (Acadian), located at 260 Franklin Street, Boston, Massachusetts 02110, serves as a Sub-Adviser to the International Equity Fund. A team of investment professionals manages the portion of the International Equity Fund's assets allocated to Acadian. John Chisholm, Executive Vice President and Chief Investment Officer, serves as the lead portfolio manager for the portfolio. Mr. Chisholm is responsible for the direction and oversight of the firm's portfolio management and research efforts. Mr. Chisholm joined Acadian in 1987. Asha Mehta, Senior Vice President and Portfolio Manager, serves as a back-up portfolio manager for the portfolio. Ms. Mehta joined Acadian in 2007. Ms. Mehta's responsibilities have included portfolio management, research on responsible investing, stock selection strategies for developing and established markets, and enhancements to the Acadian investment process.

Blackcrane Capital, LLC: Blackcrane Capital, LLC (Blackcrane), located at 500 108th Ave NE, STE 960, Bellevue, Washington 98005, serves as a Sub-Adviser to the International Equity Fund. The professionals primarily responsible for the day-to-day management of the portion of the assets of the International Equity Fund allocated to Blackcrane are Daniel Y. Kim, CFA and Aaron J. Bower, CFA. Mr. Kim serves as Chief Executive Officer and Chief Investment Officer at Blackcrane and oversees overall portfolio construction as well as investment strategy at the firm. Prior to founding Blackcrane in 2012, Mr. Kim served as Portfolio Manager and Director of Research at Mastholm Asset Management, LLC, where he was employed from 2004 to 2012. Mr. Kim has over 12 years of industry experience. Mr. Bower serves as Associate Portfolio Manager and Chief Compliance Officer at Blackcrane and is responsible for generating investment research and financial earnings models. Prior to joining Blackcrane in 2012, Mr. Bower was a Partner and Investment Analyst at Mastholm Asset Management, LLC from 2005 to 2012. Mr. Bower has 9 years of industry experience.

Causeway Capital Management LLC: Causeway Capital Management LLC (Causeway), located at 11111 Santa Monica Boulevard, 15th Floor, Los Angeles, California 90025, serves as a Sub-Adviser to the International Equity Fund. The following team of portfolio managers manages the portion of the International Equity Fund's asset allocated to Causeway. Sarah H. Ketterer is the chief executive officer of Causeway and co-founded Causeway in June 2001. Ms. Ketterer is a portfolio manager of Causeway's international value equity, international value select, global value equity, international opportunities, global opportunities, global absolute return, and international small cap strategies. Ms. Ketterer has a BA in Economics and Political Science from Stanford University and an MBA from the Amos Tuck School, Dartmouth College. Harry W. Hartford is the President of Causeway and co-founded Causeway in June 2001. Mr. Hartford is a portfolio manager of Causeway's international value equity, international value select, global value equity, international opportunities, global opportunities, global absolute return, and international small cap strategies. Mr. Hartford has a BA, with honors, in Economics from the University of Dublin, Trinity College, and an MSc in Economics from Oklahoma State University, and is a Phi Kappa Phi member. James A. Doyle is a director of Causeway and is a portfolio manager of Causeway's international value equity, international value select, global value equity, international opportunities, global opportunities, global absolute return, and international small cap strategies. Mr. Doyle joined the firm in June 2001. Mr. Doyle has a BA in Economics from Northwestern University and an MBA in Finance from the Wharton School, University of Pennsylvania. Jonathan P. Eng is a director of Causeway and is a portfolio manager of Causeway's international value equity, international

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value select, global value equity, international opportunities, global opportunities, global absolute return, and international small cap strategies. Mr. Eng joined the firm in July 2001. Mr. Eng has a BA in History and Economics from Brandeis University and an MBA from the Anderson Graduate School of Management at UCLA. Conor Muldoon, CFA, is a director of Causeway and is a portfolio manager of Causeway's international value equity, international value select, global value equity, international opportunities, global opportunities, global absolute return, and international small cap strategies. Mr. Muldoon joined the firm in June 2003. Mr. Muldoon has a BSc and an MA from the University of Dublin, Trinity College and an MBA, with high honors, from the University of Chicago. Mr. Muldoon was inducted into the Beta Gamma Sigma honors society and is also a CFA charterholder. Foster Corwith, CFA, is a director of Causeway and is a portfolio manager of Causeway's international value equity, international value select, global value equity, international opportunities, global opportunities, global absolute return, and international small cap strategies. Mr. Corwith joined the firm in July 2006 as a research associate and was promoted to portfolio manager in April 2013. Mr. Corwith has a BA, cum laude, from Tufts University, an MBA from the University of Chicago, and is a CFA charterholder. Alessandro Valentini is a director of Causeway and is a portfolio manager of Causeway's international value equity, international value select, global value equity, international opportunities, global opportunities, global absolute return, and international small cap strategies. Mr. Valentini joined the firm in July 2006 as a research associate and was promoted to portfolio manager in April 2013. Mr. Valentini has an MBA from Columbia Business School, with honors, an MA in Economics from Georgetown University and a BS, magna cum laude, from Georgetown University. Mr. Valentini is a CFA charterholder. Ellen Lee is a director of Causeway and is a portfolio manager of Causeway's international value equity, international value select, global value equity, international opportunities, global opportunities, global absolute return, and international small cap strategies. Ms. Lee joined the firm in August 2007 as a research associate and was promoted to portfolio manager in January 2015. Ms. Lee has an MBA from the Stanford Graduate School of Business and a BA in Business Administration from Seoul National University.

Henderson Global Investors (North America) Inc.: Henderson Global Investors (North America) Inc. (HGINA), located at 737 North Michigan Avenue, Suite 1700, Chicago, Illinois 60611 serves as a Sub-Adviser to the International Equity Fund. A team of investment professionals manages the portion of the International Equity Fund's assets allocated to HGINA. Matthew Beesley serves as Director of Global Equities at Henderson Global Investors Limited and has eighteen years of industry experience. Prior to joining Henderson Global Investors Limited in 2012, Mr. Beesley was a Partner and Portfolio Manager at Trinity Street Asset Management from 2008 to 2012, and a Senior Portfolio Manager and Vice President at J.P. Morgan Asset Management from 2002 to 2008. Sanjeev Lakhani serves as Investment Manager at Henderson Global Investors Limited and has eleven years of industry experience. Prior to joining Henderson Global Investors Limited in 2011, Mr. Lakhani was an Investment Analyst with Gartmore Investment Limited's Global Equities Team from 2008 to 2011.

INTECH Investment Management LLC: INTECH Investment Management LLC (INTECH), located at CityPlace Tower, 525 Okeechobee Boulevard, Suite 1800, West Palm Beach, Florida 33401, serves as a Sub-Adviser to the International Equity Fund. A team of investment professionals, led by Dr. Adrian Banner, Chief Executive Officer and Chief Investment Officer, manages the portion of the International Equity Fund's assets allocated to INTECH. Dr. Banner sets a policy for the investment strategy and implements and supervises the optimization process. Dr. Banner was Chief Investment Officer since January 1, 2012, and in November 2012, assumed the role as Chief Executive Officer in addition to his role as Chief Investment Officer. Previously, Dr. Banner was Co-Chief Investment Officer beginning January 2009,

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Senior Investment Officer from September 2007 to January 2009, and joined INTECH in August 2002 as Director of Research. Mr. Joseph Runnels, CFA, Vice President of Portfolio Management, joined INTECH in 1998. Dr. Vassilios Papathanakos was appointed Deputy Chief Investment Officer in November 2012. Prior to that, Dr. Papathanakos was Director of Research since July 2007, and joined the firm in October 2006 as Associate Director of Research. Dr. Phillip Whitman became Portfolio Manager in January 2015. Before that, he was Director of Research since November 2012 and previously Associate Director of Research since joining INTECH in November 2010. Prior to that, Dr. Whitman was enrolled in the Ph.D. program (mathematics) at Princeton University from 2005 through November 2010, where he also served as a Course Instructor and Assistant Instructor for Multivariable Calculus in 2008 and 2009, respectively. No one person of the investment team is primarily responsible for implementing the investment strategies of the portion of the International Equity Fund allocated to INTECH.

Neuberger Berman Investment Advisers LLC: Neuberger Berman Investment Advisers LLC (NBIA; and, together with its affiliates, Neuberger Berman), located at 605 Third Avenue, New York, New York 10158, serves as a Sub-Adviser to the International Equity Fund. Benjamin Segal, CFA, Managing Director, is responsible for the management of the portion of the International Equity Fund's assets allocated to NBIA. Mr. Segal joined Neuberger Berman in 1998 as a portfolio manager. Mr. Segal is a portfolio manager for the firm's Institutional and Mutual Fund International Equity team.

Tradewinds Global Investors, LLC: Tradewinds Global Investors, LLC (Tradewinds), located at 2049 Century Park East, 20th Floor, Los Angeles, California 90067, serves as a Sub-Adviser to the International Equity Fund. Peter L. Boardman, Managing Director, Portfolio Manager and Equity Analyst, manages the portion of the International Equity Fund's assets allocated to Tradewinds. Prior to joining Tradewinds in 2006, Mr. Boardman was an international equity analyst at Nuveen Investments, Inc.'s affiliate, NWQ Investment Management Company, LLC, for three years. He earned a bachelor's degree in economics from Willamette University and a master's degree in international management from Garvin School of International Management (Thunderbird).

WCM Investment Management: WCM Investment Management (WCM), located at 281 Brooks Street, Laguna Beach, California 92651, serves as a Sub-Adviser to a portion of the assets of the International Equity Fund. A team of investment professionals manages the portion of the International Equity Fund's assets allocated to WCM. Paul R. Black serves as Portfolio Manager and co-CEO at WCM, and has been with the firm since 1989. His primary responsibilities are portfolio management and equity research. Peter J. Hunkel serves as Portfolio Manager and Business Analyst at WCM and has been with the firm since 2001. His primary responsibilities are portfolio management and equity research. Michael B. Trigg serves as Portfolio Manager and Business Analyst at WCM and has been with the firm since 2006. His primary responsibilities are portfolio management and equity research. Kurt R. Winrich serves as Portfolio Manager and co-CEO at WCM, and has been with the firm since 1984. His primary responsibilities are portfolio management and equity research.

EMERGING MARKETS EQUITY FUND:

Delaware Investments Fund Advisers, a series of Delaware Management Business Trust: Delaware Investments Fund Advisers (DIFA), a series of Delaware Management Business Trust (DMBT), located at 2005 Market Street, Philadelphia, Pennsylvania 19103, serves as a Sub-Adviser to the Emerging Markets Equity Fund. Sub-advisory services were transitioned from Delaware Management Company (DMC) to DIFA, an affiliate of DMC and a series of DMBT, in May of 2013. DMBT is a subsidiary of Delaware Management

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Holdings, Inc. (DMHI). Delaware Investments is the marketing name for DMHI and its subsidiaries. Liu-Er Chen, CFA, Senior Vice President, Chief Investment Officer — Emerging Markets and Healthcare at DIFA, is the portfolio manager responsible for the portion of the Emerging Markets Equity Fund's assets allocated to DIFA. Mr. Chen heads the firm's global Emerging Markets team. Prior to joining Delaware Investments in September 2006 in his current position, he spent nearly 11 years at Evergreen Investment Management Company, where he most recently served as Managing Director and Senior Portfolio Manager. Mr. Chen is licensed to practice medicine in China and has experience in medical research at both the Chinese Academy of Sciences and Cornell Medical School. He holds an MBA with a concentration in management from Columbia Business School.

J O Hambro Capital Management Limited: J O Hambro Capital Management Limited (JOHCM), located at Ground Floor, Ryder Court, 14 Ryder Street, London, SW1Y, 6QB, United Kingdom, serves as a Sub-Adviser to the Emerging Markets Equity Fund. A team of investment professionals manages the portion of the Emerging Markets Equity Fund's assets allocated to JOHCM. Emery Brewer is the lead Senior Fund Manager of the JOHCM Emerging Markets Fund. He has over 24 years' experience in Emerging Markets equity fund management, gained while working at Driehaus Capital Management. In December 1997, Mr. Brewer founded the Driehaus Capital Management Emerging Markets Growth Fund, which he managed for ten years until he left Driehaus in December 2007. In 2008-2009, Mr. Brewer was a private investor until joining JOHCM in 2010. In 1998, he founded the Driehaus International Discovery Fund, which he co-managed with Dr. Ivo Kovachev until April 2005. Prior to this, he was an analyst and manager for the Driehaus East Europe Fund. Mr. Brewer has a BS in Economics from the University of Utah and an MBA from the University of Rochester. Dr. Ivo Kovachev is Senior Fund Manager of the JOHCM Emerging Markets Fund. He joined JOHCM in 2010 from Kinsale Capital Management where he was Chief Investment Officer. Prior to this, Dr. Kovachev spent ten years at Driehaus Capital Management, most recently as Fund Manager for the Driehaus European Opportunity Fund. Together with Mr. Brewer, Dr. Kovachev co-managed the Driehaus International Discovery Fund. He also contributed to the Emerging Markets Growth investment process for many years. Prior to this, Dr. Kovachev worked on and then managed the Driehaus East Europe Fund. He holds an ME in Management Information Systems from the Prague School of Economics and MS in Technology and Innovation Management from the University of Sussex. In addition, he holds a Ph.D. in Industrial and Development Policy. He is also a Fulbright Scholar, having attended the Thunderbird School of Global Management in Arizona (USA).

Kleinwort Benson Investors International Ltd: Kleinwort Benson Investors International Ltd (KBII), located at 3rd Floor, 2 Harbourmaster Place, IFSC, Dublin 1, Ireland, serves as a Sub-Adviser to the Emerging Markets Equity Fund. A team of investment professionals manages the portion of the Emerging Markets Equity Fund allocated to KBII. Gareth Maher is KBII's Head of Portfolio Management and has been with the firm since 2000. Gareth joined the Global Equity Strategies team in 2008, having managed U.S., Irish and Far Eastern equities from the year 2000. Gareth graduated from University College Dublin (UCD) with a first class honours Commerce degree in 1986 followed by a first class honours Masters of Economic Science (UCD) in 1987. David Hogarty was instrumental in developing the Global Equity Strategies in 2003 and has been a member of the investment team since launch. David graduated from University College Dublin with a B.A. in Economics and Politics in 1989 and holds the Investment Management Certificate. Ian Madden joined the Global Equities Strategies team in 2004. He graduated from Trinity College Dublin in 2000 with a Bachelor of Business Studies specialising in Finance & Accounting and holds the Investment Management Certificate. James Collery joined the Global Equity Strategies team in 2007. James graduated from Trinity College, Dublin in 1999 with a BA Honours

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degree in Science and holds the Investment Management Certificate. John Looby joined Kleinwort Benson Investors in September 2014. He is a very experienced investment professional having worked in Financial Markets since 1990 in roles spanning Fixed Income, Absolute Return and Equities. An economics graduate of UCD, he also holds a Post Graduate Diploma in Statistics from TCD and an MA in International Relations from DCU. Massimiliano Tondi joined Kleinwort Benson Investors in September 2014. He completed his Master Degree in Economics from "L. Bocconi" University, Milan, Italy. In 2005, he was awarded with the Financial Risk Manager (FRM) certificate from the Global Association of Risk Professionals (GARP) and he is a CFA charterholder since 2009.

Lazard Asset Management LLC: Lazard Asset Management LLC (Lazard), located at 30 Rockefeller Plaza, New York, New York 10112, serves as a Sub-Adviser to the Emerging Markets Equity Fund. A team of investment professionals manages the portion of the Emerging Markets Equity Fund's assets allocated to Lazard. The team consists of Kevin O'Hare, CFA, Managing Director, Portfolio Manager/Analyst; Peter Gillespie, CFA, Director, Portfolio Manager/Analyst; James Donald, CFA, Managing Director, Portfolio Manager/Analyst; and John R. Reinsberg, Deputy Chairman, International and Global Strategies. Mr. O'Hare joined Lazard in 2001 as a portfolio manager/analyst on the Developing Markets Equity team, focusing on the technology, health care, telecommunications and consumer discretionary sectors. Mr. Gillespie joined Lazard in 2007 and is a director and portfolio manager/analyst on the Developing Markets Equity team, focusing on the industrials, materials and consumer staples sectors. Prior to joining Lazard, Mr. Gillespie was a portfolio manager at Newgate Capital, LLP, where he co-managed the Asian portion of an emerging markets equity fund. Mr. Donald joined Lazard in 1996 as a portfolio manager/analyst on the Emerging Markets Equity team and Head of the Emerging Markets Group. Mr. Reinsberg joined Lazard in 1992 as a portfolio manager/analyst on the Global Equity and International Equity portfolio teams. He is also Deputy Chairman of Lazard, responsible for oversight of the firm's international and global strategies.

Neuberger Berman Investment Advisers LLC: Neuberger Berman Investment Advisers LLC (NBIA; and, together with its affiliates, Neuberger Berman), located at 605 Third Avenue, New York, New York 10158, serves as a Sub-Adviser to the Emerging Markets Equity Fund. Conrad A. Saldanha, CFA, Managing Director, is responsible for the management of the portion of the Emerging Markets Equity Fund's assets allocated to NBIA. Mr. Saldanha joined Neuberger Berman in 2008 as a portfolio manager. Mr. Saldanha is a portfolio manager for the firm's Global Equity team and is responsible for Emerging Markets equities. Prior to joining NBIA, he held several positions at GE Asset Management Inc., most recently serving as vice president and co-portfolio manager on the Global Emerging Markets product.

PanAgora Asset Management Inc.: PanAgora Asset Management Inc. (PanAgora), located at 470 Atlantic Avenue, 8th Floor, Boston, Massachusetts 02210, serves as a Sub-Adviser to the Emerging Markets Equity Fund. A team of investment professionals at PanAgora manages the portion of the Emerging Markets Equity Fund's assets allocated to PanAgora. The team consists of Jane Zhao, Ph.D., Dmitri Kantsyrev, Ph.D., CFA and Oleg Nuzinson. Dr. Zhao is a Director on the Dynamic Equity Team. Her primary responsibilities include conducting research to uncover new alpha sources, building quantitative stock selection models and managing portfolios within the Dynamic Equity strategies. Prior to joining PanAgora in 2006, Dr. Zhao studied finance at the University of Arizona. Dr. Kantsyrev, a Director on the Dynamic Equity Team, is primarily responsible for conducting research for PanAgora's Global and International Equity strategies. Dr. Kantsyrev joined PanAgora in 2007 from the University of Southern California, where he studied finance. Mr. Nusinzon is a Director on the Dynamic Equity Management

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Team. His primary responsibilities include portfolio management, research, and model development. Mr. Nuzinson joined the Dynamic Equity Team in 2015. Mr. Nusinzon was a Director on PanAgora's Stock Selector Equity Team since 2009.

RWC Asset Advisors (US) LLC: RWC Asset Advisors (US) LLC (RWC), located at 2640 South Bayshore Drive, Suite 201, Miami, Florida 33133, serves as a Sub-Adviser to the Emerging Markets Equity Fund. A team of investment professionals manages the portion of the Emerging Markets Equity Fund's assets allocated to RWC. The professionals primarily responsible for the day-to-day management are James Johnstone and John Malloy. Mr. Johnstone, Portfolio Manager for RWC's emerging markets and frontier markets strategies, joined RWC in 2015. Previously, Mr. Johnstone was Senior Managing Director, Director of Investments, and Portfolio Manager at Everest Capital, having joined the Everest Capital group of companies in 2009. He was a member of the firm's Investment Committee. Mr. Johnstone has 18 years of investment management experience. He holds a M.A. in classics and modern languages from Christ Church, Oxford University. Mr. Malloy, Portfolio Manager for RWC's emerging markets and frontier markets strategies, joined RWC in 2015. Previously, Mr. Malloy was Senior Managing Director, Director of Investments and Portfolio Manager at Everest Capital, and was with the Everest Capital group of companies for 18 years. He was a member of the firm's Executive, Investment and Risk Committees. Mr. Malloy has 23 years of global investment management and research analysis experience. He holds a B.S. in management from Norwich University and an M.B.A. from Boston University.

INTERNATIONAL FIXED INCOME FUND:

AllianceBernstein L.P.: AllianceBernstein L.P. (AllianceBernstein), located at 1345 Avenue of the Americas, New York, New York 10105, serves as a Sub-Adviser to the International Fixed Income Fund. A team of investment professionals, led by Douglas J. Peebles, Scott DiMaggio, John Taylor, Jorgen Kjaersgaard and Daniel Loughney manages the portion of the International Fixed Income Fund's assets allocated to AllianceBernstein. Mr. Peebles, Executive Vice President, has been Chief Investment Officer of Fixed Income since 2008. Previously, he served as Co-Chief Investment Officer of Fixed Income from 2004 to 2008 and was a senior portfolio manager of Global Fixed Income from 2000 to 2004. He is also Director of Global Fixed Income and served as a senior vice president in Global Fixed Income from February 1998 to April 2004. Mr. Peebles has been with AllianceBernstein for twenty-four years. Mr. DiMaggio, Vice President and Director of Global and Canada Fixed Income, served as Quantitative Analyst from 1999-2006 and has been a portfolio manager of Global Fixed Income since 2003. He has been with AllianceBernstein for twelve years. Mr. Taylor currently serves as a vice president and as a member of the Global Fixed Income and Emerging-Market Debt teams. He has been with AllianceBernstein for fourteen years. Mr. Kjaersgaard is a Portfolio Manager for European Credit and a member of the UK & Euro, High Yield and Credit portfolio management teams. He has been with AllianceBernstein for seven years. Mr. Loughney is a Portfolio Manager for AllianceBernstein's UK Multi-Sector team, overseeing the firm's UK and European sovereign, supranational and agencies investments as well as its foreign-exchange-market investments. Additionally, he sits on the Rates and Currency Research Review Committee. Loughney joined AllianceBernstein in 2005 as a portfolio manager focusing on European fixed-income portfolios.

FIL Investment Advisors: FIL Investment Advisors (FIA), located at Pembroke Hall, 42 Crow Lane, Pembroke HM 19, Bermuda, serves as a Sub-Adviser to the International Fixed Income Fund. FIA has engaged its affiliate, FIL Investment Advisors (UK) Limited (FIA UK), with an office at 25 Cannon Street, London, EC4M 5TA, England, to provide certain advisory services to the International Fixed Income Fund. Andrew Weir manages the portion of the International Fixed Income Fund's assets allocated to

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FIA. Mr. Weir has been with FIL Limited (FIL) and its affiliates for over 15 years and has 20 years of industry experience. Mr. Weir joined FIL in 1997 as a Quantitative Fixed Income Analyst. He became the Director of Quantitative Research in 2002, moving to Portfolio Manager in December 2003.

Wellington Management Company LLP: Wellington Management Company LLP (Wellington Management), a Delaware limited liability partnership with principal offices located at 280 Congress Street, Boston, Massachusetts 02210, serves as a Sub-Adviser to the International Fixed Income Fund. Wellington Management is owned by the partners of Wellington Management Group LLP, a Massachusetts limited liability partnership. Robert L. Evans, Senior Managing Director and Fixed Income Portfolio Manager affiliated with Wellington Management and located outside the U.S., has served as Portfolio Manager of the portion of the International Fixed Income Fund's assets allocated to Wellington Management since 2009. Mr. Evans joined Wellington Management as an investment professional in 1995.

EMERGING MARKETS DEBT FUND:

Investec Asset Management Ltd.: Investec Asset Management Ltd. (Investec), located at Woolgate Exchange, 25 Basinghall Street, London EC2V 5HA, United Kingdom, serves as a Sub-Adviser to the Emerging Markets Debt Fund. Peter Eerdmans and Grant Webster manage the portion of the assets of the Emerging Markets Debt Fund allocated to Investec. Mr. Eerdmans joined Investec in 2005. Prior to 2005, Mr. Eerdmans was responsible for bond and currency manager research at Watson Wyatt. Mr. Eerdmans is the co-head of Emerging Markets Fixed Income at Investec and is jointly responsible for all global emerging markets debt strategies. Mr. Eerdmans is also responsible for Asian markets within the team. Grant Webster, having joined the firm in 2011, is portfolio manager on the Global EMD team. Grant is responsible for former Commonwealth of Independent States (CIS) and the Middle East, as well as quantitative analysis on emerging market multi-strategy projects. Prior to joining Investec, Grant worked in London as a quantitative analyst and portfolio manager of global macro and convertible bond funds at RWC Partners. Peter Eerdmans and Grant Webster are responsible for the Emerging Markets Blended Debt Strategy.

Neuberger Berman Investment Advisers LLC: Neuberger Berman Investment Advisers LLC (NBIA; and, together with its affiliates, Neuberger Berman), located at 605 Third Avenue, New York, New York 10158, serves as the Sub-Adviser to the Emerging Markets Debt Fund. Portfolio managers Rob Drijkoningen, Gorky Urquieta, Jennifer Gorgoll, CFA, Raoul Luttik, Nish Popat, Prashant Singh, CFA, Bart van der Made, CFA and Vera Kartseva are responsible for the management of the assets of the Emerging Markets Debt Fund allocated to NBIA. Rob Drijkoningen, Managing Director, joined Neuberger Berman in 2013. Mr. Drijkoningen is a Portfolio Manager and Co-Head of the Emerging Markets Debt team. He joined Neuberger Berman after working at ING Investment Management for almost 18 years, most recently as the global co-head of the Emerging Markets Debt team responsible for managing over $16 billion in assets. Mr. Drijkoningen earned his macro-economics degree from Erasmus University in Rotterdam and has authored numerous articles on emerging markets debt subjects. He is DSI qualified. Gorky Urquieta, Managing Director, joined Neuberger Berman in 2013. Mr. Urquieta is a Portfolio Manager and Co-Head of the Emerging Markets Debt team. He joined Neuberger Berman from ING Investment Management where he was most recently global co-head of Emerging Markets Debt (EMD), responsible for global emerging markets debt external and local currency strategies. Mr. Urquieta joined ING Investment Management in 1997. He obtained a BA in Business Administration from the Bolivian Catholic University in La Paz, Bolivia, and a master's degree in finance from the University of Wisconsin. Jennifer Gorgoll, CFA, Managing Director, joined Neuberger Berman in 2013. Ms. Gorgoll is a Co-Lead Portfolio Manager on the Emerging Markets Corporate Debt team responsible for global portfolios

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investing in high grade and high yield emerging market corporate debt across the regions. She joined Neuberger Berman after working at ING Investment Management, where she was most recently the head and a senior portfolio manager of the Emerging Markets Corporate Debt team. Ms. Gorgoll started at ING Investment Management in 2002. Raoul Luttik, Managing Director, joined Neuberger Berman in 2013. Mr. Luttik is a Lead Portfolio Manager on the Emerging Markets Debt team, responsible for managing EMD Local Currency strategies. He joined Neuberger Berman after working at ING Investment Management, where he was a lead portfolio manager within their Emerging Markets team (local currency). Mr. Luttik started at ING Investment Management in 1998. He acquired a degree in economics from Rijksuniversiteit Groningen in 1993. In 1997 he became RBA registered (Register of Investment Analysts) a registration affiliated with the European Federation of Financial Analysts Societies. Raoul is also DSI qualified. Nish Popat, Managing Director, joined Neuberger Berman in 2013. Nish is a Co-Lead Portfolio Manager on the Emerging Markets Corporate Debt team. Mr. Popat joined Neuberger Berman after working at ING Investment Management, where he was most recently a senior portfolio manager on the Emerging Markets Corporate Debt team. He joined ING Investment Management in 2008. Prashant Singh, CFA, Managing Director, joined Neuberger Berman in 2013. Prashant is the Lead Portfolio Manager (Asia) on the Emerging Markets Debt team. He is responsible for managing the emerging markets debt portfolios in the Asia region, focusing on rates and currencies. Mr. Singh joined Neuberger Berman after working at ING Investment Management, where he held a similar role. He joined ING Investment Management in 2003. Bart van der Made, CFA, Managing Director, joined Neuberger Berman in 2013. Mr. van der Made is a Lead Portfolio Manager on the Emerging Markets Debt team, responsible for managing EMD Hard Currency portfolios. Prior to joining Neuberger Berman, he held various roles at ING Investment Management, most recently since 2009, as lead portfolio manager of emerging markets debt (hard currency). From 2005 onwards, Mr. van der Made was a senior portfolio manager and before that was the EMD economist — the role in which he joined in 2000. He earned a master's degree in econometrics from Erasmus University in Rotterdam, and has been awarded the Chartered Financial Analyst designation. Vera Kartseva, Vice President, joined Neuberger Berman from ING Investment Management where she was most recently a Strategist on the Emerging Markets Debt team, and managed an Emerging Markets Debt Opportunities fund, a blended strategy of hard and local currency debt. Prior to that, Ms. Kartseva was a quantitative analyst on the Multi-Asset Group of ING Investment Management.

Stone Harbor Investment Partners LP: Stone Harbor Investment Partners LP (Stone Harbor), located at 31 West 52nd Street, 16th Floor, New York, New York 10019, serves as a Sub-Adviser to the Emerging Markets Debt Fund. A team of investment professionals manages the portion of the Emerging Markets Debt Fund's assets allocated to Stone Harbor. The team consists of Peter J. Wilby, CFA; Pablo Cisilino; James E. Craige, CFA; David A. Oliver, CFA; Kumaran Damodaran, Ph.D.; and William Perry. Mr. Wilby has served as Chief Investment Officer of Stone Harbor since April 2006. Prior to April 2006, Mr. Wilby was the Chief Investment Officer of North American Fixed Income and Senior Portfolio Manager responsible for directing investment policy and strategy for all emerging markets and high yield fixed income portfolios at Citigroup Asset Management. Mr. Cisilino has served as a portfolio manager at Stone Harbor since July 2006. From June 2004 to July 2006, Mr. Cisilino was the Executive Director for Sales and Trading in Emerging Markets at Morgan Stanley Inc. Mr. Craige has served as a portfolio manager at Stone Harbor since April 2006. Prior to April 2006, Mr. Craige was managing director and senior portfolio manager for emerging markets debt portfolios at Salomon Brother Asset Management Inc. Mr. Oliver has served as a portfolio manager at Stone Harbor since June 2008. Prior to joining Stone Harbor, Mr. Oliver was a managing director in emerging market sales and trading at Citigroup for

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over five years. Dr. Damodaran has served as a portfolio manager at Stone Harbor since June 2015. Prior to joining Stone Harbor, Dr. Damodaran served as the Lead Emerging Markets Macro Portfolio Manager at GLG Partners from 2012 to 2015. From 2008 to 2012, Dr. Damodaran was an Executive Vice President and Emerging Markets Portfolio Manager at PIMCO. Prior to 2008, Dr. Damodaran was a Senior Vice President and Trader in Latin American Local Market Rate Derivatives at Lehman Brothers for over five years. Mr. Perry has served as a portfolio manager at Stone Harbor since September 2012. From July 2010 to August 2012, Mr. Perry served as an Emerging Markets Fixed Income Corporate Portfolio Manager at Morgan Stanley Investment Management. Prior to July 2010, Mr. Perry served as Managing Director of the Global Special Opportunities Group and Portfolio Manager for Latin American Special Situations at JPMorgan Chase Bank for over five years.

The SAI provides additional information about the portfolio managers' compensation, other accounts they manage, and their ownership, if any, of securities in the Fund shares.

Legal Proceedings

A lawsuit entitled Steven Curd and Rebel Curd v. SEI Investments Management Corporation was initially filed against SIMC in the U.S. District Court for the Eastern District of Pennsylvania (the Court) on December 11, 2013. On August 28, 2014, the Court granted SIMC's motion to dismiss the initial complaint in the lawsuit, but also granted plaintiffs leave to amend the complaint. On October 2, 2014, plaintiffs filed an amended complaint. In the amended complaint, SEI Investments Global Funds Services (SGFS) was added as a defendant. On July 13, 2015, the Court denied SIMC's motion to dismiss the amended complaint, and granted the motion to dismiss with respect to SGFS. On September 18, 2015, a second amended complaint was filed that seeks to remedy a technical deficiency in the amended complaint. The plaintiffs bring the case as a shareholder derivative action against SIMC and SGFS on behalf of certain SEI funds. The claims were based on Section 36(b) of the Investment Company Act of 1940, as amended, which allows shareholders of a mutual fund to sue the investment adviser of the fund or its affiliates for an alleged breach of fiduciary duty with respect to compensation received by the adviser or its affiliates. The plaintiffs bring the suit against SIMC and SGFS with respect to five specific SEI funds: the International Equity Fund, which is a series of this SEI Institutional International Trust, the High Yield Bond, Tax-Managed Large Cap, and Tax-Managed Small/Mid Cap Funds, each of which is a series of the SEI Institutional Managed Trust, and the Intermediate-Term Municipal Fund, which is a series of the SEI Tax Exempt Trust. The plaintiffs seek: (1) damages for the funds in the amount of the alleged "excessive" fees earned by SIMC and SGFS beginning from the one year period prior to the filing of the lawsuit, plus interest, costs, and fees; (2) orders declaring that SIMC and SGFS allegedly violated Section 36(b) and enjoining SIMC and SGFS from further alleged violations; and (3) rescission of SIMC's and SGFS's contracts with the funds, and restitution of all allegedly excessive fees paid beginning from the one year period prior to the filing of the lawsuit, plus interest, costs, and fees. SIMC continues to dispute the claims, and intends to continue to vigorously defend the matter.

PURCHASING, EXCHANGING AND SELLING FUND SHARES

The following sections tell you how to purchase, exchange and sell (sometimes called "redeem") Class Y Shares of the Funds. The Funds Class Y Shares may only be purchased by:

• bank trust departments or other financial firms, for the benefit of their clients, that have entered into an agreement with the Funds' Distributor permitting the purchase of Class Y shares;

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• registered investment advisers, investing for the benefit of their clients, that are approved to purchase Class Y shares due to having significant scale in non-money market SEI Fund assets for at least a year;

• institutions, such as defined benefit plans, defined contribution plans, healthcare plans and board designated funds, insurance operating funds, foundations, endowments, public plans and Taft-Hartley plans, subject to a minimum initial investment of least $25,000,000 in Class Y shares of the SEI funds;

• clients that have entered into an investment advisory agreement with SIMC with respect to their assets invested in the Funds; and

• other SEI mutual funds.

In the event that a shareholder no longer meets the eligibility requirements for investment in the Class Y Shares, the Fund may, in its discretion, elect to convert such shareholder's Class Y Shares into a Class of Shares of the same Fund for which such shareholder does meet the eligibility requirements. A shareholder will no longer meet the eligibility requirements if the shareholder's investment adviser or financial firm no longer qualifies for Class Y Shares or if the shareholder terminates its relationship with a qualified firm.

If such investor meets the eligibility requirements for more than one other Class, then such shareholder's Class Y Shares shall be convertible into shares of the Class having the lowest total annual operating expenses (disregarding fee waivers) for which such shareholder meets the eligibility requirements.

For information on how to open an account and set up procedures for placing transactions, call 1-800-DIAL-SEI.

HOW TO PURCHASE FUND SHARES

Fund shares may be purchased on any Business Day. Authorized financial institutions and intermediaries may purchase, sell or exchange Class Y Shares by placing orders with the Transfer Agent or the Funds' authorized agent. Institutions and intermediaries that use certain SEI or third party systems may place orders electronically through those systems. Authorized financial institutions and intermediaries may also place orders by calling 1-800-858-7233. Generally, cash investments must be transmitted or delivered in federal funds to the Funds' wire agent by the close of business on the day after the order is placed. However, in certain circumstances, the Funds, at their discretion, may allow purchases to settle (i.e., receive final payment) at a later date in accordance with the Funds' procedures and applicable law. The Funds reserve the right to refuse any purchase requests, particularly those that the Funds reasonably believe may not be in the best interest of the Funds or their shareholders and could adversely affect the Funds or their operations. This includes those from any individual or group who, in a Fund's view, is likely to engage in excessive trading (usually defined as four or more "round trips" in a Fund in any twelve-month period). For more information regarding the Funds' policies and procedures related to excessive trading, please see "Frequent Purchases and Redemptions of Fund Shares" below.

You may be eligible to purchase other classes of shares of a Fund. However, you may only purchase a class of shares that your financial institutions or intermediaries sell or service. Your financial institutions or intermediaries can tell you which class of shares is available to you.

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Each Fund calculates its NAV per share once each Business Day as of the close of normal trading on the NYSE (normally, 4:00 p.m. Eastern Time). So, for you to receive the current Business Day's NAV per share, generally the Funds (or an authorized agent) must receive your purchase order in proper form before 4:00 p.m. Eastern Time. A Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

When you purchase, sell or exchange Fund shares through certain financial institutions, you may have to transmit your purchase, sale and exchange requests to these financial institutions at an earlier time for your transaction to become effective that day. This allows these financial institutions time to process your requests and transmit them to the Funds.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase, redemption and exchange requests for Fund shares. These requests are executed at the NAV per share next determined after the intermediary receives the request if transmitted to the Funds in accordance with the Funds' procedures and applicable law. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

You will have to follow the procedures of your financial institution or intermediary for transacting with the Funds. You may be charged a fee for purchasing and/or redeeming Fund shares by your financial institution or intermediary.

Pricing of Fund Shares

NAV for one Fund share is the value of that share's portion of the net assets of a Fund. In calculating NAV, a Fund generally values its investment portfolio at market price. You may obtain the current NAV of a Fund by calling 1-800-DIAL-SEI.

When valuing portfolio securities, the Funds value securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (other than securities traded on National Association of Securities Dealers Automated Quotations (NASDAQ) or as otherwise noted below) at the last quoted sale price on an exchange or market (foreign or domestic) on which the securities are traded or, if there is no such reported sale, at the most recent quoted bid price. The Funds value securities traded on NASDAQ at the NASDAQ Official Closing Price. If available, debt securities, swaps (which are not centrally cleared), bank loans or collateralized debt obligations, such as those held by the Funds, are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations or other methodologies designed to identify the market value for such securities. Redeemable securities issued by open-end investment companies are valued at the investment company's applicable NAV per share, with the exception of ETFs, which are priced as equity securities. The prices of foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. If a security's price cannot be obtained, as noted above, the Funds will value the securities using a bid price from at least one independent broker. If such prices are not readily available, are determined to be unreliable or cannot be valued using the methodologies described above, the Funds will value the security using the Funds' Fair Value Pricing Policies and Procedures (Fair Value Procedures), as described below.

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On the first day a new debt security purchase is recorded, if a price is not available from a third-party pricing agent or an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Funds' Fair Value Procedures until an independent source can be secured. Securities held by a Fund with remaining maturities of 60 days or less may be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price a Fund would receive if it sold the instrument, and the value of securities in a Fund can be expected to vary inversely with changes in prevailing interest rates. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used.

Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price.

Futures and swaps cleared through a central clearing house (centrally cleared swaps) are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures and centrally cleared swaps are provided by an independent source. On days when there is excessive volume, market volatility or the future or centrally cleared swap does not end trading by the time the fund calculates its NAV, the settlement price may not be available at the time at which a fund calculates its NAV. On such days, the best available price (which is typically the last sales price) may be used to value a fund's futures or centrally cleared swaps position.

Foreign currency forward contracts are valued at the current day's interpolated foreign exchange rate, as calculated using the current day's spot rate, and the thirty, sixty, ninety and one-hundred eighty day forward rates provided by an independent source.

Prices for most securities held by a Fund are provided daily by third-party independent pricing agents. SIMC or a Sub-Adviser, as applicable, reasonably believes that prices provided by independent pricing agents are reliable. However, there can be no assurance that such pricing service's prices will be reliable. SIMC or a Sub-Adviser, as applicable, will continuously monitor the reliability of prices obtained from any pricing service and shall promptly notify the Funds' administrator if it believes that a particular pricing service is no longer a reliable source of prices. The Funds' administrator, in turn, will notify the Fair Value Pricing Committee (the Committee) if it receives such notification from SIMC or a Sub-Adviser, as applicable, or if the Funds' administrator reasonably believes that a particular pricing service is no longer a reliable source for prices.

The Funds' Fair Value Procedures provide that any change in a primary pricing agent or a pricing methodology requires prior approval by the Board or its designated sub-committee. However, when the change would not materially affect the valuation of a Fund's net assets or involve a material departure in pricing methodology from that of the Fund's existing pricing agent or pricing methodology, approval may be obtained at the next regularly scheduled meeting of the Board.

Securities for which market prices are not "readily available," are determined to be unreliable or cannot be valued using the methodologies described above are valued in accordance with Fair Value

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Procedures established by the Board. The Funds' Fair Value Procedures are implemented through the Committee designated by the Board.

The Committee is currently composed of two members of the Board, as well as representatives from SIMC and its affiliates.

Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: (i) the security's trading has been halted or suspended; (ii) the security has been de-listed from a national exchange; (iii) the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or (iv) the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. Examples of factors the Committee may consider are: (i) the facts giving rise to the need to fair value; (ii) the last trade price; (iii) the performance of the market or the issuer's industry; (iv) the liquidity of the security; (v) the size of the holding in a Fund; or (vi) any other appropriate information. The determination of a security's fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

The International Equity and Emerging Markets Equity Funds use a third-party fair valuation vendor. The vendor provides a fair value for foreign securities held by the International Equity and Emerging Markets Equity Funds based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security). Values from the fair valuation vendor are applied in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has also established a "confidence interval," which is used to determine the level of historical correlation between the value of a specific foreign security and movements in the U.S. market before a particular security will be fair-valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the International Equity and Emerging Markets Equity Funds shall value the non-U.S. securities in their portfolios that exceed the applicable "confidence interval" based upon the adjusted prices provided by the fair valuation vendor.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which a Fund calculates its NAV. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates NAV if an event that could materially affect the value of those securities (a Significant Event), including substantial fluctuations in domestic or foreign markets or occurrences not tied directly to the securities markets, such as natural disasters, armed conflicts or significant governmental actions, has occurred between the time of the security's last close and the time that a Fund calculates NAV. A Fund may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. As a result, the NAV of the Fund's shares may change on days when shareholders will not be able to purchase or redeem Fund shares.

A Significant Event may relate to a single issuer or to an entire market sector. If SIMC or a Sub-Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate NAV, it may request that a Committee meeting be called. In

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addition, the Funds' administrator uses several processes, with respect to certain securities, to monitor the pricing data supplied by various sources, including price comparisons and price movements. Any identified discrepancies are researched and subject to the procedures described above.

Frequent Purchases and Redemptions of Fund Shares

"Market timing" refers to a pattern of frequent purchases and sales of a Fund's shares, often with the intent of earning arbitrage profits. Market timing of the Funds could harm other shareholders in various ways, including by diluting the value of the shareholders' holdings, increasing Fund transaction costs, disrupting portfolio management strategy, causing the Funds to incur unwanted taxable gains and forcing the Funds to hold excess levels of cash.

The Funds are intended to be long-term investment vehicles and are not designed for investors that engage in short-term trading activity (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa, in an effort to take advantage of short-term market movements). Accordingly, the Board has adopted policies and procedures on behalf of the Funds to deter short-term trading. The Transfer Agent will monitor trades in an effort to detect short-term trading activities. If, as a result of this monitoring, a Fund determines, in its sole discretion, that a shareholder has engaged in excessive short-term trading, it will refuse to process future purchases or exchanges into the Fund from that shareholder's account.

A shareholder will be considered to be engaging in excessive short-term trading in a Fund in the following circumstances:

i.  if the shareholder conducts four or more "round trips" in a Fund in any twelve-month period. A round trip involves the purchase of shares of a Fund and the subsequent redemption of all or most of those shares. An exchange into and back out of a Fund in this manner is also considered a round trip.

ii.  if a Fund determines, in its sole discretion, that a shareholder's trading activity constitutes excessive short-term trading, regardless of whether such shareholder exceeds the foregoing round trip threshold.

The Funds, in their sole discretion, also reserve the right to reject any purchase request (including exchange requests) for any reason without notice.

Judgments with respect to implementation of the Funds' policies are made uniformly and in good faith in a manner that the Funds believe is consistent with the best long-term interests of shareholders. When applying the Funds' policy, the Funds may consider (to the extent reasonably available) an investor's trading history in all SEI funds, as well as trading in accounts under common ownership, influence or control, and any other information available to the Funds.

The Funds' monitoring techniques are intended to identify and deter short-term trading in the Funds. However, despite the existence of these monitoring techniques, it is possible that short-term trading may occur in the Funds without being identified. For example, certain investors seeking to engage in short-term trading may be adept at taking steps to hide their identity or activity from the Funds' monitoring techniques. Operational or technical limitations may also limit the Funds' ability to identify short-term trading activity.

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The Funds and/or their service providers have entered into agreements with financial intermediaries that require them to provide the Funds and/or their service providers with certain shareholder transaction information to enable the Funds and/or their service providers to review the trading activity in the omnibus accounts maintained by financial intermediaries. The Funds may also delegate trade monitoring to the financial intermediaries. If excessive trading is identified in an omnibus account, the Funds will work with the financial intermediary to restrict trading by the shareholder and may request the financial intermediary to prohibit the shareholder from future purchases or exchanges into the Funds.

Certain of the Funds may be sold to participant-directed employee benefit plans. The Funds' ability to monitor or restrict trading activity by individual participants in a plan may be constrained by regulatory restrictions or plan policies. In such circumstances, the Funds will take such action, which may include taking no action, as deemed appropriate in light of all the facts and circumstances.

The Funds may amend these policies and procedures in response to changing regulatory requirements or to enhance the effectiveness of the program.

Foreign Investors

The Funds do not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in a Fund subject to the satisfaction of enhanced due diligence.

Customer Identification and Verification and Anti-Money Laundering Program

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. Accounts for the Funds are generally opened through other financial institutions or financial intermediaries. When you open your account through your financial institution or financial intermediary, you will have to provide your name, address, date of birth, identification number and other information that will allow the financial institution or financial intermediary to identify you. This information is subject to verification by the financial institution or financial intermediary to ensure the identity of all persons opening an account.

Your financial institution or financial intermediary is required by law to reject your new account application if the required identifying information is not provided. Your financial institution or intermediary may contact you in an attempt to collect any missing information required on the application, and your application may be rejected if they are unable to obtain this information. In certain instances, your financial institution or financial intermediary may be required to collect documents to establish and verify your identity.

The Funds will accept investments and your order will be processed at the NAV next determined after receipt of your application in proper form (which includes receipt of all identifying information required on the application). The Funds, however, reserve the right to close and/or liquidate your account at the then-current day's price if the financial institution or financial intermediary through which you open your account is unable to verify your identity. As a result, you may be subject to a gain or loss on Fund shares as well as corresponding tax consequences.

Customer identification and verification are part of the Funds' overall obligation to deter money laundering under Federal law. The Funds have adopted an Anti-Money Laundering Compliance Program designed to prevent the Funds from being used for money laundering or the financing of terrorist

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activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order; (ii) freeze any account and/or suspend account services; or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of a Fund or in cases when a Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if a Fund is required to withhold such proceeds.

HOW TO EXCHANGE YOUR FUND SHARES

An authorized financial institution or intermediary may exchange Class Y Shares of any Fund for Class Y Shares of any other fund of SEI Institutional International Trust on any Business Day by placing orders with the Transfer Agent or the Fund's authorized agent. For information about how to exchange Fund shares through your authorized financial institution or intermediary, you should contact your authorized financial institution or intermediary directly. This exchange privilege may be changed or canceled at any time upon 60 days' notice. When you exchange shares, you are really selling shares of one fund and buying shares of another fund. Therefore, your sale price and purchase price will be based on the next NAV calculated after the Funds receive your exchange request. All exchanges are based on the eligibility requirements of the fund into which you are exchanging and any other limits on sales of or exchanges in that fund. Each Fund reserves the right to refuse or limit any exchange order for any reason, including if the transaction is deemed not to be in the best interest of the Fund's other shareholders or if it is deemed possibly disruptive to the management of the Fund. When a purchase or exchange order is rejected, the Fund will send notice to the prospective investor or the prospective investor's financial intermediary.

HOW TO SELL YOUR FUND SHARES

Authorized financial institutions and intermediaries may sell Fund shares on behalf of their clients on any Business Day. For information about how to sell Fund shares through your financial institution or intermediary, you should contact your financial institution or intermediary directly. Your financial institution or intermediary may charge a fee for its services. The sale price of each share will be the next NAV determined after the Funds receive your request or after the Funds' authorized intermediary receives your request if transmitted to the Funds in accordance with the Funds' procedures and applicable law.

Receiving Your Money

Normally, the Funds will make payment on your sale on the Business Day following the day on which they receive your request, but it may take up to seven days to make a payment. You may arrange for your proceeds to be wired to your bank account.

Redemptions in Kind

The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds' remaining shareholders), the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to

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you as well as taxes on any capital gains from the sale as with any redemption. In addition, you would bear the risk of the securities that are distributed to you declining in value between the time they are distributed and the time they are sold.

Suspension of Your Right to Sell Your Shares

The Funds may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about such suspension can be found in the SAI.

Large Redemptions

Large unexpected redemptions to a Fund can disrupt portfolio management and increase trading costs by causing the Fund to liquidate a substantial portion of its assets in a short period of time. Large redemptions may arise from the redemption activity of a single investor, or the activity of a single investment manager managing multiple underlying accounts. In the event of a large unexpected redemption, a Fund may take such steps as implementing a redemption in kind or delaying the delivery of redemption proceeds for up to seven days. Further, the Funds may reject future purchases from that investor or investment manager. An investor or investment manager with a large position in a Fund may reduce the likelihood of these actions if it works with the Fund to mitigate the impact of a large redemption by, for example, providing advance notice to the Fund of a large redemption or by implementing the redemption in stages over a period of time.

Telephone Transactions

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. The Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions. If the Funds follow these procedures, the Funds will not be responsible for any losses or costs incurred by following telephone instructions that the Funds reasonably believe to be genuine.

DISTRIBUTION OF FUND SHARES

SEI Investments Distribution Co. (SIDCo.) is the distributor of the Funds' shares.

The Funds are sold primarily through independent registered investment advisers, financial planners, bank trust departments and other financial advisors (Financial Advisors) who provide their clients with advice and services in connection with their investments in the Funds. Many Financial Advisors are also associated with broker-dealer firms. SIMC and its affiliates, at their expense, may pay compensation to these broker-dealers or other financial institutions for marketing, promotional or other services. These payments may be significant to these firms and may create an incentive for the firm or its associated Financial Advisors to recommend or offer shares of the Funds to its customers rather than other funds or investment products. These payments are made by SIMC and its affiliates out of their past profits or other available resources. SIMC and its affiliates may also provide other products and services to Financial Advisors. For additional information, please see the Funds' SAI. You can also ask your Financial Advisor about any payments it receives from SIMC and its affiliates, as well as about fees it charges.

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DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION

Portfolio holdings information for a Fund can be obtained on the Internet at the following address: http://www.seic.com/holdings_home.asp (the Portfolio Holdings Website). Five calendar days after each month end, a list of all portfolio holdings in each Fund as of the end of such month shall be made available on the Portfolio Holdings Website. Beginning on the day after any portfolio holdings information is posted on the Portfolio Holdings Website, such information will be delivered directly to any person who requests it, through electronic or other means. The portfolio holdings information placed on the Portfolio Holdings Website shall remain there until the fifth calendar day of the thirteenth month after the date to which the data relates, at which time it will be permanently removed from the site.

Additional information regarding the information disclosed on the Portfolio Holdings website and the Funds' policies and procedures on the disclosure of portfolio holdings information is available in the SAI.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

The Funds distribute their investment income periodically as dividends to shareholders. It is the policy of the International Equity, Emerging Markets Equity and International Fixed Income Funds to pay dividends at least once annually. It is the policy of the Emerging Markets Debt Fund to pay dividends quarterly. The Funds make distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in cash unless otherwise stated.

Taxes

Please consult your tax advisor regarding your specific questions about federal, state, local and foreign income taxes. Below, the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change. If you are investing through a tax-deferred arrangement, such as a 401(k) plan or other retirement account, you generally will not be subject to federal taxation on Fund distributions until you begin receiving distributions from your tax-deferred arrangement.

At least annually, each Fund intends to distribute substantially all of its net investment income and its net realized capital gains, if any. The dividends and distributions you receive from the Funds may be subject to federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions, including distributions of net short-term capital gains but excluding distributions of qualified dividend income, are generally taxable at ordinary income tax rates. Dividends that are qualified dividend income are currently eligible for the reduced maximum tax rate to individuals of 20% (lower rates apply to individuals in lower tax brackets) to the extent that a Fund receives qualified dividend income and certain requirements are satisfied by you and by the Fund. A Fund may receive qualified dividend income from certain eligible foreign corporations that include those incorporated in possessions of the United States, those incorporated in certain countries with comprehensive tax treaties with the United States and those whose stock is tradable on an established securities market in the United States. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains regardless of how long you have held your Fund shares. Long-term capital gains are currently taxable at the maximum tax rate of 20%.

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It is expected that distributions from the International Fixed Income and Emerging Markets Debt Funds will primarily consist of ordinary income and that distributions from these Funds will not be eligible for the lower tax rates applicable to qualified dividend income.

Because the Funds' income is derived primarily from investments in foreign rather than domestic U.S. securities their distributions are generally not expected to be eligible for the dividends-received deduction for corporate shareholders.

If you buy shares when a Fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and gains and receiving back a portion of the price in the form of a taxable distribution, even though, as an economic matter, the distribution simply constitutes a return of your investment.

Each sale of Fund shares may be a taxable event. For tax purposes, an exchange of your Fund shares for shares of a different Fund is the same as a sale. Any capital gain or loss realized upon a sale of Fund shares is generally treated as long-term gain or loss if the shares have been held for more than one year. Capital gain or loss realized upon a sale of Fund shares held for one year or less is generally treated as short-term gain or loss, except that any capital loss on the sale of the Fund shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such Fund shares.

Effective as of January 1, 2013, U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) are subject to a 3.8% Medicare contribution tax on their "net investment income," including interest, dividends and capital gains (including capital gains realized on the sale or exchange of shares of a Fund).

The Funds (or their administrative agents) must report to the Internal Revenue Service (IRS) and furnish to Fund shareholders the cost basis information for Fund shares purchased on or after January 1, 2012, and sold on or after that date. In addition to reporting the gross proceeds from the sale of Fund shares, each Fund (or its administrative agent) is also required to report the cost basis information for such shares and indicate whether these shares have a short-term or long-term holding period. For each sale of its shares, each Fund (or its administrative agent) will permit its shareholders to elect from among several IRS-accepted cost basis methods, including average cost. In the absence of an election, each Fund (or its administrative agent) will use a default cost basis method. The cost basis method elected by shareholders (or the cost basis method applied by default) for each sale of a Fund's shares may not be changed after the settlement date of each such sale of a Fund's shares. Shareholders should consult their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about cost basis reporting. Shareholders also should carefully review any cost basis information provided to them and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns.

Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes is recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolios of the Funds.

If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of stocks and securities of foreign corporations, a Fund may elect to pass through to you your pro rata share of foreign income taxes paid by the Fund, which would allow shareholders to offset some of their U.S.

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SEI / PROSPECTUS

federal income tax. A Fund (or its administrative agent) will notify you if it makes such an election and provide you with the information necessary to reflect foreign taxes paid on your income tax return.

Because each shareholder's tax situation is different, you should consult your tax advisor about the tax implications of an investment in the Funds.

The Funds' SAI contains more information about taxes.

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SEI / PROSPECTUS

FINANCIAL HIGHLIGHTS

The tables that follow present performance information about the Class Y Shares of the International Equity Fund, Emerging Markets Equity Fund and Emerging Markets Debt Fund. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions.

This information has been derived from the Funds' financial statements, which have been audited by KPMG LLP, the Funds' independent registered public accounting firm. Its report, along with each Fund's financial statements, appears in the annual report. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.

The Class Y Shares of the International Fixed Income Fund commenced operations after the Trust's September 30, 2015 fiscal year end.

FOR THE YEARS ENDED SEPTEMBER 30,
FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

		Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gains (Losses) on Securities(1)	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions and Return of Capital	Net Asset Value, End of Period	Total Return†	Net Assets End of Period (Thousands)	Ratio of Expenses to Average Net Assets*		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)**		Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)**		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate
International Equity Fund
CLASS Y
2015	(6)	$9.39	$0.13	$(0.34)	$(0.21)	$—	$—	$—	$9.18	(2.24)%	$130,379	1.00	%(2)	1.00	%(2)	1.00	%(2)	1.72%	68%
Emerging Markets Equity Fund
CLASS Y
2015	(6)	$10.08	$0.10	$(1.73)	$(1.63)	$—	$—	$—	$8.45	(16.17)%	$44,012	1.47	%(3)	1.47	%(3)	1.57	%(3)	1.33%	67%

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		Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gains (Losses) on Securities(1)	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions and Return of Capital	Net Asset Value, End of Period	Total Return†	Net Assets End of Period (Thousands)	Ratio of Expenses to Average Net Assets*		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)**		Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)**		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate
Emerging Markets Debt Fund
CLASS Y
2015	(6)	$9.63	$0.37	$(1.28)	$(0.91)	$(0.05)	$—	$(0.05)	$8.67	(9.48)%	$78,383	1.11	%(4)	1.11	%(4)	1.36	%(5)	5.24%	71%

* Includes Fees Paid Indirectly, if applicable.

** The Funds may direct certain Fund trades to the Distributor, who pays a portion of the Fund's expenses. Accordingly, the expenses reduced, which were used to pay third party expenses can be found in the Statement of Operations section of the Funds' annual report.

† Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1) Per share net investment income/ (loss) and net realized and unrealized gains/(losses) calculated using average shares.

(2) The expense ratio includes overdraft fees. Had this expense been excluded, the ratio would have been 0.99% for 2015.

(3) The expense ratio includes overdraft fees. Had this expense been excluded, the ratio would have been 1.46% for 2015.

(4) The expense ratio includes overdraft fees. Had this expense been excluded, the ratio would have been 1.11% for 2015.

(5) The expense ratio includes overdraft fees. Had this expense been excluded, the ratio would have been 1.36% for 2015.

(6) Commenced operations on December 31, 2014. All rations for the period have been annualized except total return and portfolio turnover which are for the period indicated and have not been annualized.

Amounts designated as "—" are either $0 or have been rounded to $0.

67

Investment Adviser

SEI Investments Management Corporation
One Freedom Valley Drive
Oaks, Pennsylvania 19456

Distributor

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

Legal Counsel

Morgan, Lewis & Bockius LLP
1701 Market Street
Philadelphia, Pennsylvania 19103

More information about the Funds is available without charge through the following:

Statement of Additional Information (SAI)

The SAI, dated January 31, 2016, includes detailed information about the SEI Institutional International Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

Annual and Semi-Annual Reports

These reports list the Funds' holdings and contain information from the Funds' managers about Fund strategies, and market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

To Obtain an SAI, Annual or Semi-Annual Report, or More Information:

By Telephone: Call 1-800-DIAL-SEI

By Mail: Write to the Funds at:
One Freedom Valley Drive
Oaks, Pennsylvania 19456

By Internet: The Funds make available their SAI and Annual and Semi-Annual Reports, free of charge, on or through the Funds' Website at www.seic.com/fundprospectuses. You can also obtain the SAI, Annual or Semi-Annual Report upon request by telephone or mail.

From the SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about SEI Institutional International Trust, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-551-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-1520. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

SEI Institutional International Trust's Investment Company Act registration number is 811-05601.

SEI-F-109 (1/16)

seic.com

STATEMENT OF ADDITIONAL INFORMATION

SEI INSTITUTIONAL INTERNATIONAL TRUST

Class A Shares

International Equity Fund (SEITX)
Emerging Markets Equity Fund (SIEMX)
International Fixed Income Fund (SEFIX)
Emerging Markets Debt Fund (SITEX)

Class I Shares

International Equity Fund (SEEIX)

Class Y Shares

International Equity Fund (SEFCX)
Emerging Markets Equity Fund (SEQFX)
International Fixed Income Fund (SIFIX)
Emerging Markets Debt Fund (SIEDX)

Administrator:

SEI Investments Global Funds Services

Distributor:

SEI Investments Distribution Co.

Investment Adviser:

SEI Investments Management Corporation

Sub-Advisers:

Acadian Asset Management LLC
AllianceBernstein L.P.
Blackcrane Capital, LLC
Causeway Capital Management LLC
Delaware Investments Fund Advisers, a series of
  Delaware Management Business Trust
FIL Investment Advisors
Henderson Global Investors (North America) Inc.
INTECH Investment Management LLC
Investec Asset Management Ltd.
J O Hambro Capital Management Limited
Kleinwort Benson Investors International Ltd.
Lazard Asset Management LLC
Neuberger Berman Investment Advisers LLC
PanAgora Asset Management Inc.
RWC Asset Advisors (US) LLC
Stone Harbor Investment Partners LP
Tradewinds Global Investors, LLC
WCM Investment Management
Wellington Management Company LLP

This Statement of Additional Information is not a prospectus. It is intended to provide additional information regarding the activities and operations of SEI Institutional International Trust (the "Trust"), and should be read in conjunction with the Trust's Class A, Class I and Class Y Shares prospectuses (the "Prospectuses"), each dated January 31, 2016. The Prospectuses may be obtained upon request and without charge by writing the Trust's distributor, SEI Investments Distribution Co., One Freedom Valley Drive, Oaks, Pennsylvania 19456, or by calling 1-800-342-5734.

The Trust's financial statements for the fiscal year ended September 30, 2015, including notes thereto and the report of the Independent Registered Public Accounting Firm thereon, are herein incorporated by reference from the Trust's 2015 Annual Report. A copy of the 2015 Annual Report must accompany the delivery of this Statement of Additional Information.

January 31, 2016

SEI-F-046 (01/16)

TABLE OF CONTENTS

THE TRUST	S-1
INVESTMENT OBJECTIVES AND POLICIES	S-1
DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS	S-6
American Depositary Receipts	S-6
Asset-Backed Securities	S-7
Bank Loans	S-8
Brady Bonds	S-9
Commercial Paper	S-10
Construction Loans	S-10
Credit-Linked Notes	S-11
Demand Instruments	S-11
Derivatives	S-11
Dollar Rolls	S-12
Equity-Linked Warrants	S-12
Equity Securities	S-13
Eurobonds	S-14
Exchange-Traded Products ("ETPs")	S-14
Fixed Income Securities	S-16
Foreign Securities and Emerging and Frontier Markets	S-18
Forward Foreign Currency Contracts	S-19
Futures Contracts and Options on Futures Contracts	S-22
High Yield Foreign Sovereign Debt Securities	S-23
Illiquid Securities	S-23
Insurance Funding Agreements	S-24
Interfund Lending and Borrowing Arrangements	S-24
Investment Companies	S-24
Loan Participations and Assignments	S-26
Money Market Securities	S-26
Mortgage-Backed Securities	S-26
Mortgage Dollar Rolls	S-29
Municipal Securities	S-30
Non-Diversification	S-30
Obligations of Domestic Banks, Foreign Banks and Foreign Branches of U.S. Banks	S-31
Obligations of Supranational Entities	S-31
Options	S-31
Participation Notes ("P-Notes")	S-33
Pay-In-Kind Bonds	S-33
Privatizations	S-33
Put Transactions	S-33
Real Estate Investment Trusts ("REITs")	S-34
Receipts	S-34
Repurchase Agreements	S-35
Restricted Securities	S-35
Reverse Repurchase Agreements and Sale-Buybacks	S-35
Risks of Cyber Attacks	S-36
Securities Lending	S-36
Short Sales	S-37
Sovereign Debt	S-38
Structured Securities	S-38
Swaps, Caps, Floors, Collars and Swaptions	S-39
U.S. Government Securities	S-41
Variable and Floating Rate Instruments	S-42

When-Issued and Delayed Delivery Securities	S-42
Yankee Obligations	S-42
Zero Coupon Securities	S-43
INVESTMENT LIMITATIONS	S-43
THE ADMINISTRATOR AND TRANSFER AGENT	S-47
THE ADVISER AND SUB-ADVISERS	S-48
DISTRIBUTION, SHAREHOLDER SERVICING AND ADMINISTRATIVE SERVICING	S-85
TRUSTEES AND OFFICERS OF THE TRUST	S-87
PROXY VOTING POLICIES AND PROCEDURES	S-94
PURCHASE AND REDEMPTION OF SHARES	S-95
TAXES	S-96
PORTFOLIO TRANSACTIONS	S-103
DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION	S-106
DESCRIPTION OF SHARES	S-106
LIMITATION OF TRUSTEES' LIABILITY	S-107
CODES OF ETHICS	S-107
VOTING	S-107
SHAREHOLDER LIABILITY	S-107
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	S-108
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	S-111
CUSTODIAN	S-111
LEGAL COUNSEL	S-111
APPENDIX A—DESCRIPTION OF CORPORATE BOND RATINGS	A-1

January 31, 2016

THE TRUST

SEI Institutional International Trust (the "Trust") is an open-end management investment company that offers shares of diversified and non-diversified portfolios. The Trust was established as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated June 28, 1988. The Agreement and Declaration of Trust permits the Trust to offer separate series ("portfolios") of units of beneficial interest ("shares") and separate classes of shares of such portfolios. Shareholders may purchase shares in certain portfolios through separate classes. Class A, Class I and Class Y shares may be offered, which provide for variations in transfer agent fees, shareholder servicing fees, administrative servicing fees, distribution fees, dividends and certain voting rights. Except for differences among the classes pertaining to shareholder servicing, administrative servicing, distribution voting rights, dividends and transfer agent expenses, each share of each portfolio represents an equal proportionate interest in that portfolio with each other share of that portfolio.

This Statement of Additional Information ("SAI") relates to the following portfolios: International Equity, Emerging Markets Equity, International Fixed Income and Emerging Markets Debt Funds (each, a "Fund" and together, the "Funds"), including all classes of the Funds.

The investment adviser, SEI Investments Management Corporation ("SIMC" or the "Adviser") and investment sub-advisers to the Funds (each, a "Sub-Adviser" and together, the "Sub-Advisers") are referred to collectively as the "advisers."

INVESTMENT OBJECTIVES AND POLICIES

INTERNATIONAL EQUITY FUND—The International Equity Fund seeks to provide long-term capital appreciation. There can be no assurance that the Fund will achieve its investment objective.

Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities. For purposes of this policy, net assets mean net assets plus the amount of any borrowings for investment purposes. Equity securities include common stocks, preferred stocks, participation notes, warrants and depositary receipts. The Fund will invest primarily in equity securities of issuers of all capitalization ranges that are located in at least three countries other than the U.S. It is expected that at least 40% of the Fund's assets will be invested outside the U.S. The Fund will invest primarily in companies located in developed countries, but may also invest in companies located in emerging market countries. Generally, the Fund will invest less than 20% of its assets in emerging markets. Emerging market countries are those countries that are: (i) characterized as developing or emerging by any of the International Bank for Reconstruction and Development ("World Bank"), the United Nations, the International Finance Corporation, or the European Bank for Reconstruction and Development; (ii) included in an emerging markets index by a recognized index provider; or (iii) countries with similar developing or emerging characteristics as countries classified as emerging market countries pursuant to sub-paragraph (i) and (ii) above, in each case determined at the time of purchase.

The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SIMC.

Securities of non-U.S. issuers purchased by the Fund will typically be listed on recognized foreign exchanges, but may also be purchased in over-the-counter ("OTC") markets, on U.S. registered exchanges or in the form of sponsored or unsponsored American Depositary Receipts ("ADRs") traded on registered exchanges or NASDAQ, or sponsored or unsponsored European Depositary Receipts ("EDRs"), Continental Depositary Receipts ("CDRs") or Global Depositary Receipts ("GDRs").

The Fund may invest up to 20% of its net assets in: (i) foreign corporate government fixed income securities of different types and maturities, including mortgage-backed or other asset-backed securities; (ii) securities rated below investment grade ("junk bonds"); (iii) repurchase or reverse repurchase agreements; (iv) U.S. or non-U.S. cash reserves; (v) money market instruments; (vi) swaps; (vii) options on securities and non-U.S. indexes; (viii) futures contracts, including stock index futures contracts; (ix) options on futures contracts; and (x) equity-linked warrants. The Fund is permitted to acquire floating and variable rate securities, purchase securities on a when-issued or delayed delivery basis and invest up to 15% of its net assets in illiquid securities. The Fund may also lend its securities to qualified borrowers and invest in shares of other investment companies, including securities issued by passive foreign investment companies. The Fund may invest in futures contracts, forward contracts and options for hedging purposes, including seeking to manage the Fund's currency exposure to foreign securities and mitigate the Fund's overall risk.

There is no restriction on the maturity of any single instrument held by the Fund. Maturities may vary widely depending on the advisers' assessment of interest rate trends and other economic and market factors. There may be no bottom limit on the ratings of high-yield securities that may be purchased or held by the Fund.

For temporary defensive purposes, when the advisers determine that market conditions warrant, the Fund may invest up to 100% of its assets in U.S. dollar-denominated fixed income securities or debt obligations and the following domestic and foreign money market instruments: (i) government obligations; (ii) certificates of deposit; (iii) bankers' acceptances; (iv) time deposits; (v) commercial paper; (vi) short-term corporate debt issues and repurchase agreements; and (vii) may hold a portion of its assets in cash. In addition, the Fund may invest in the foregoing instruments and hold cash for liquidity purposes.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

The Fund may purchase shares of exchange-traded funds ("ETFs") to gain exposure to a particular portion of the market while awaiting an opportunity to purchase shares of securities or other instruments directly. Pursuant to orders issued by the Securities and Exchange Commission ("SEC") to certain ETF complexes and procedures approved by the Board of Trustees of the Trust (each, a "Trustee" or collectively, the "Trustees" or the "Board"), the Fund may invest in such ETFs in excess of the limitations otherwise imposed by the federal securities laws, provided that the Fund otherwise complies with the conditions of the applicable SEC order, as it may be amended, and any other investment limitations applicable to the Fund. The particular ETF complexes in which the Fund may invest and additional information about the limitations of such investments are further described under the heading "Exchange-Traded Funds" in the sub-section "Investment Companies" of the "Description of Permitted Investments and Risk Factors" section below.

EMERGING MARKETS EQUITY FUND—The Emerging Markets Equity Fund seeks to provide capital appreciation. There can be no assurance that the Fund will achieve its investment objective.

Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of emerging market issuers. For purposes of this policy, net assets mean net assets plus the amount of any borrowings for investment purposes. Equity securities include common stocks, preferred stock, warrants, participation notes and depositary receipts. The Fund will invest primarily in equity securities of foreign companies located in emerging market countries. The Fund normally maintains investments in at least six emerging market countries and does not invest more than 35% of its total assets in any one emerging market country. Emerging market countries are those countries that are: (i) characterized as developing or emerging by any of the World Bank, the United Nations, the International Finance Corporation, or the European Bank for Reconstruction and Development; (ii) included in an emerging markets index by a recognized index provider; or (iii) countries with similar developing or emerging characteristics as countries classified as emerging market countries pursuant to sub-paragraph (i) and (ii) above, in each case determined at the time of purchase. The Fund's advisers consider emerging market issuers to include: (i) companies the securities of which are principally traded in the capital markets of emerging market countries; (ii) companies that derive at least 50% of their total revenue from either goods produced or services rendered in emerging market countries, regardless of where the securities of such companies are principally traded; or (iii) companies that are organized under the laws of, and have a principal office in, an emerging market country.

The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SIMC.

The Fund may invest in futures contracts, forward contracts and options for hedging purposes, including seeking to manage the Fund's currency exposure to foreign securities and mitigate the Fund's overall risk.

There is no restriction on the maturity of any single instrument held by the Fund. Maturities may vary widely depending on the advisers' assessment of interest rate trends and other economic and market factors. There may be no bottom limit on the ratings of high-yield securities that may be purchased or held by the Fund.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

For temporary defensive purposes, when the advisers determine that market conditions warrant, the Fund may invest up to 100% of its assets in U.S. dollar-denominated fixed income securities or debt obligations and the following domestic and foreign money market instruments: (i) government obligations; (ii) certificates of deposit; (iii) bankers' acceptances; (iv) time deposits; (v) commercial paper; (vi) short-term corporate debt issues and repurchase agreements; and (vii) may hold a portion of its assets in cash. In addition, the Fund may invest in the foregoing instruments and hold cash for liquidity purposes.

The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase shares of securities or other instruments directly. Pursuant to orders issued by the SEC to certain ETF complexes and procedures approved by the Board, the Fund may invest in such ETFs in excess of the limitations otherwise imposed by the federal securities laws, provided that the Fund otherwise complies with the conditions of the applicable SEC order, as it may be amended, and any other investment limitations applicable to the Fund. The particular ETF complexes in which the Fund may invest and additional information about the limitations of such investments are further described under the heading "Exchange-Traded Funds" in the sub-section "Investment Companies" of the "Description of Permitted Investments and Risk Factors" section below. The Fund may also invest a portion of its assets in securities of companies located in developed foreign countries and securities of small capitalization companies.

INTERNATIONAL FIXED INCOME FUND—The International Fixed Income Fund seeks to provide capital appreciation and current income. There can be no assurance that the Fund will achieve its investment objective.

Under normal circumstances, the Fund will invest at least 80% of its net assets in fixed income securities. For purposes of this policy, net assets mean net assets plus the amount of any borrowings for investment purposes. The Fund will invest primarily in investment-grade foreign government and corporate fixed income securities, as well as foreign mortgage-backed and/or asset-backed fixed income securities, of issuers located in at least three countries other than the U.S. It is expected that at least 40% of the Fund's assets will be invested in non-U.S. securities.

The Fund will invest primarily in: (i) fixed income securities issued or guaranteed by a foreign government or one of its agencies, authorities, instrumentalities or political subdivisions; (ii) fixed income securities issued or guaranteed by supranational entities; (iii) fixed income securities issued by foreign or multinational corporations; (iv) convertible securities issued by foreign or multinational corporations; (v) fixed income securities issued by foreign banks or bank holding companies; (vi) asset-backed securities; and (vii) mortgage-backed securities. All such investments will be in investment-grade securities denominated in various currencies, including the euro.

The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SIMC. In selecting investments for the Fund, the Sub-Advisers choose investment grade securities issued by corporations and governments located in various developed foreign countries, looking for opportunities to achieve capital appreciation and gain, as well as current income.

The Fund expects to be fully invested in the primary investments described above, but may invest in: (i) obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities ("U.S. Government securities"); (ii) shares of other investment companies; (iii) swaps; (iv) options; (v) futures; (vi) forward foreign currency contracts; and (vii) equity-linked warrants. The Fund may also purchase and write options to buy or sell futures contracts, purchase securities on a when-issued or delayed delivery basis, engage in short selling and currency transactions and lend its securities to qualified borrowers. The Sub-Advisers may seek to enhance the Fund's return by actively managing the Fund's foreign currency exposure. In managing the Fund's currency exposure, the Sub-Advisers buy and sell securities (i.e., take long or short positions) using derivatives, principally futures and foreign currency forward contracts and currency swaps. The Fund may take long and short positions in foreign currencies in excess of the value of the Fund's assets denominated in a particular currency or when the Fund does not own assets denominated in that currency. The Fund may also engage in currency transactions in an attempt to take advantage of certain inefficiencies in the currency exchange market, to increase its exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another.

In managing the Fund's currency exposure from foreign securities, the Sub-Advisers may buy and sell currencies for hedging or for speculative purposes. The Fund may invest up to 15% of its net assets in illiquid securities. Furthermore, although the Fund will concentrate its investments in relatively developed countries, the Fund may invest up to 20% of its assets in investment-grade fixed income securities of issuers in, or denominated in the currencies of, developing countries or are determined by the advisers to be of comparable quality to such securities at the time of purchase. The Fund may also invest in securities rated below investment grade, bank loans and loan participation notes.

The Fund may also invest in futures contracts, forward contracts and swaps for speculative or hedging purposes. Futures, forwards and swaps are used to synthetically obtain exposure to the securities identified above or baskets of such securities and to manage the Fund's interest rate duration and yield curve exposure.

These derivatives are also used to mitigate the Fund's overall level of risk and/or the Fund's risk to particular types of securities, currencies or market segments. Interest rate swaps are further used to manage the Fund's yield spread sensitivity. When the Fund seeks to take an active long or short position with respect to the likelihood of an event of default of a security or basket of securities, the Fund may use credit default swaps. The Fund may buy credit default swaps in an attempt to manage credit risk where the Fund has credit exposure to an issuer and the Fund may sell credit default swaps to more efficiently gain credit exposure to such security or basket of securities.

There are no restrictions on the Fund's average portfolio maturity or on the maturity of any specific security. Maturities may vary widely depending on the advisers' assessment of interest rate trends and other economic and market factors. There may be no bottom limit on the ratings of high-yield securities that may be purchased or held by the Fund.

Due to its investment strategy, the Fund may buy or sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

For temporary defensive purposes, when the advisers determine that market conditions warrant, the Fund may invest up to 100% of its assets in: (i) U.S. dollar-denominated fixed income securities or debt obligations; (ii) certificates of deposit; (iii) bankers' acceptances; (iv) time deposits; (v) commercial paper;

(vi) short-term corporate debt issues and repurchase agreements; and (vii) may hold a portion of its assets in cash. In addition, the Fund may invest in the foregoing instruments and hold cash for liquidity purposes.

The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase shares of securities or other instruments directly. Pursuant to orders issued by the SEC to certain ETF complexes and procedures approved by the Board, the Fund may invest in such ETFs in excess of the limitations otherwise imposed by the federal securities laws, provided that the Fund otherwise complies with the conditions of the applicable SEC order, as it may be amended, and any other investment limitations applicable to the Fund. The particular ETF complexes in which the Fund may invest and additional information about the limitations of such investments are further described under the heading "Exchange-Traded Funds" in the sub-section "Investment Companies" of the "Description of Permitted Investments and Risk Factors" section below.

EMERGING MARKETS DEBT FUND—The investment objective of the Emerging Markets Debt Fund is to maximize total return. There can be no assurance that the Fund will achieve its investment objective.

Under normal circumstances, the Emerging Markets Debt Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in fixed income securities of emerging market issuers. The Fund will invest in debt securities of government, government-related and corporate issuers in emerging market countries, as well as entities organized to restructure the outstanding debt of such issuers. The Fund may obtain its exposures by investing directly (e.g., in fixed income securities and other instruments) or indirectly/synthetically (e.g., through the use of derivative instruments, principally futures contracts, forward contracts, swaps and structured securities, such as credit-linked notes). The Fund may invest in swaps based on a single security or an index of securities, including interest rate swaps, credit default swaps, currency swaps and fully-funded total return swaps. Emerging market countries are those countries that are: (i) characterized as developing or emerging by any of the World Bank, the United Nations, the International Finance Corporation, or the European Bank for Reconstruction and Development; (ii) included in an emerging markets index by a recognized index provider; or (iii) countries with similar developing or emerging characteristics as countries classified as emerging market countries pursuant to sub-paragraph (i) and (ii) above, in each case determined at the time of purchase.

The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SIMC. The Sub-Advisers will spread the Fund's holdings across a number of countries and industries to limit its exposure to any single emerging market economy and may not invest more than 25% of its assets in any single country. There are no restrictions on the Fund's average portfolio maturity or on the maturity of any specific security. There is no minimum rating standard for the Fund's securities, and the Fund's securities will generally be in the lower or lowest rating categories (including those below the fourth highest rating category by a Nationally Recognized Statistical Rating Organization ("NRSRO"), commonly referred to as junk bonds).

The Sub-Advisers may seek to enhance the Fund's return by actively managing the Fund's foreign currency exposure. In managing the Fund's currency exposure, the Sub-Advisers buy and sell currencies (i.e., take long or short positions) using derivatives, principally futures and foreign currency forward contracts and currency swaps. The Fund may take long and short positions in foreign currencies in excess of the value of the Fund's assets denominated in a particular currency or when the Fund does not own assets denominated in that currency. The Fund may also engage in currency transactions in an attempt to take advantage of certain inefficiencies in the currency exchange market, to increase its exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. In managing the Fund's currency exposure from foreign securities, the Sub-Advisers may buy and sell currencies for hedging or for speculative purposes.

The Fund may also invest in futures contracts, forward contracts and swaps for speculative or hedging purposes. Futures contracts, forward contracts and swaps are used to synthetically obtain exposure to the securities identified above or baskets of such securities and to manage the Fund's interest rate duration and yield curve exposure. These derivatives are also used to mitigate the Fund's overall level of risk and/or the Fund's risk to particular types of securities, currencies or market segments. Interest rate swaps are further used to manage the Fund's yield spread sensitivity. When the Fund seeks to take an active long or short position with respect to the likelihood of an event of default of a security or basket of securities, the Fund may use credit default swaps. The Fund may buy credit default swaps in an attempt to manage credit risk where the Fund has credit exposure to an issuer and the Fund may sell credit default swaps to more efficiently gain credit exposure to such security or basket of securities.

The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase shares of securities or other instruments directly. Pursuant to orders issued by the SEC to certain ETF complexes and procedures approved by the Board, the Fund may invest in such ETFs in excess of the limitations otherwise imposed by the federal securities laws, provided that the Fund otherwise complies with the conditions of the applicable SEC order, as it may be amended, and any other investment limitations applicable to the Fund. The particular ETF complexes in which the Fund may invest and additional information about the limitations of such investments are further described under the heading "Exchange-Traded Funds" in the sub-section "Investment Companies" of the "Description of Permitted Investments and Risk Factors" section below.

DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS

The following are descriptions of the permitted investments and investment practices discussed in the Funds' "Investment Objectives and Policies" section and the associated risk factors. A Fund may purchase any of these instruments and/or engage in any of these investment practices if, in the opinion of the advisers, such investments or investment practices will be advantageous to the Fund. A Fund is free to reduce or eliminate its activity in any of these areas. SIMC or a Sub-Adviser, as applicable, may invest in any of the following instruments or engage in any of the following investment practices unless such investment or activity is inconsistent with or not permitted by a Fund's stated investment policies. There is no assurance that any of these strategies or any other strategies and methods of investment available to a Fund will result in the achievement of the Fund's investment objectives.

AMERICAN DEPOSITARY RECEIPTS—American Depositary Receipts ("ADRs"), as well as other "hybrid" forms of ADRs, including European Depositary Receipts ("EDRs"), Continental Depositary Receipts ("CDRs") and Global Depositary Receipts ("GDRs"), are certificates evidencing ownership of shares of a foreign issuer.

Depositary receipts may be sponsored or unsponsored. These certificates are issued by depositary banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country. The depositary bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

Investments in the securities of foreign issuers may subject a Fund to investment risks that differ in some respects from those related to investments in securities of U.S. issuers. Such risks include adverse future political and economic developments, possible imposition of withholding taxes on income, possible seizure, nationalization or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source or greater fluctuation in value due to changes in exchange rates. Foreign issuers of securities often engage in business practices different from those of domestic issuers of similar securities, and there may be less information publicly available about foreign issuers. In addition, foreign issuers are, generally speaking, subject to less government supervision and regulation and different accounting treatment than are those in the United States.

Although the two types of depositary receipt facilities (unsponsored or sponsored) are similar, there are differences regarding a holder's rights and obligations and the practices of market participants. A depositary may establish an unsponsored facility without participation by (or acquiescence of) the underlying issuer. Typically, however, the depositary requests a letter of non-objection from the underlying issuer prior to establishing the facility. Holders of unsponsored depositary receipts generally bear all the costs of the facility. The depositary usually charges fees upon the deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions, and the performance of other services. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through voting rights to depositary receipt holders with respect to the underlying securities.

Sponsored depositary receipt facilities are created in generally the same manner as unsponsored facilities, except that sponsored depositary receipts are established jointly by a depositary and the underlying issuer through a deposit agreement. The deposit agreement sets out the rights and responsibilities of the underlying issuer, the depositary and the depositary receipt holders. With sponsored facilities, the underlying issuer typically bears some of the costs of the depositary receipts (such as dividend payment fees of the depositary), although most sponsored depositary receipt holders may bear costs such as deposit and withdrawal fees. Depositaries of most sponsored depositary receipts agree to distribute notices of shareholder meetings, voting instructions and other shareholder communications and information to the depositary receipt holders at the underlying issuer's request.

ASSET-BACKED SECURITIES—Asset-backed securities are securities that are backed primarily by the cash flows of a discrete pool of fixed or revolving receivables or other financial assets that by their terms convert into cash within a finite time period. Asset-backed securities include mortgage-backed securities, but the term is more commonly used to refer to securities supported by non-mortgage assets such as auto loans, motor vehicle leases, student loans, credit card receivables, floorplan receivables, equipment leases and peer-to-peer loans. The assets are removed from any potential bankruptcy estate of an operating company through the true sale of the assets to an issuer that is a special purpose entity, and the issuer obtains a perfected security interest in the assets. Payments of principal of and interest on asset-backed securities rely entirely on the performance of the underlying assets. Asset-backed securities are generally not insured or guaranteed by the related sponsor or any other entity and therefore, if the assets or sources of funds available to the issuer are insufficient to pay those securities, the Funds will incur losses. In addition, asset-backed securities entail prepayment risk that may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. Additional risks related to collateralized risk obligations, collateralized loan obligations ("CLOs") and mortgage-backed securities are described below.

Losses may be greater for asset-backed securities that are issued as "pass-through certificates" rather than as debt securities, because those types of certificates only represent a beneficial ownership interest in the related assets and their payment is based primarily on collections actually received. For asset-backed securities as a whole, if a securitization issuer defaults on its payment obligations due to losses or shortfalls on the assets held by the issuer, a sale or liquidation of the assets may not be sufficient to support payments on the securities and the Funds, as securityholders, may suffer a loss.

Recent changes in legislation, together with uncertainty about the nature and timing of regulations that will be promulgated to implement such legislation, has created uncertainty in the credit and other financial markets and other unknown risks. The Dodd-Frank Wall Street Reform and Consumer Protection Act ("Dodd-Frank Act"), for example, imposes a new regulatory framework on the U.S. financial services industry and the consumer credit markets in general. As a result of the Dodd-Frank Act and similar measures to re-regulate the credit markets and, in particular, the structured finance markets, the manner in which asset-backed securities are issued and structured has been altered and the reporting obligations of the issuers of such securities may be significantly increased or more become more costly. The value or liquidity of any asset-backed securities held or acquired by the Funds may be adversely affected as a result of these changes.

In particular, the implementation of Section 619 of the Dodd-Frank Act (and related regulations) prohibiting certain banking entities from engaging in proprietary trading (the so-called Volcker Rule) and of Section 941 of the Dodd-Frank Act (and related regulations) requiring the "sponsor" of a securitization to retain no less than 5% of the credit risk of the assets collateralizing the asset-backed securities, could have a negative effect on the marketability and liquidity of asset-backed securities (including mortgage-backed securities and collateralized debt obligations ("CDOs") and CLOs), whether in the primary issuance or in secondary trading. It is possible that the risk retention rules may reduce the number of new issuances of private-label MBS or the number of collateral managers active in the CDO and CLO markets, which also may result in fewer new issue securities. A contraction or reduced liquidity in the asset-backed, CDO or CLO markets could reduce opportunities for the Funds to sell their securities and might adversely affect the management flexibility of the Funds in relation to the respective portfolios.

In addition to the changes required by the Dodd-Frank Act, the SEC adopted rules in August 2014 that substantially revise "Regulation AB" (the SEC's principal source of rules for asset-backed securities) and other rules governing the offering process, disclosure and reporting for asset-backed securities issued in registered transactions. Among other things, those rules require enhanced disclosure of asset-level information at the time of the securitization and on an ongoing basis. Certain elements of proposed Regulation AB remain outstanding, including the proposal that issuers of structured finance products offered privately provide the same initial and ongoing information as would be required if the offering were public. It is not clear when or whether any of the proposed revisions to Regulation AB that remain outstanding will be adopted, how those standards will be implemented, or what effect those standards will have on securitization transactions. The rules may, for example, have the effect of impeding new issuances and reducing the availability of investments for the Funds, or adversely affecting the market value of legacy securities that do not conform with the new rules.

There is a limited secondary market for asset-backed securities. Consequently, it may be difficult for the Funds to sell or realize profits on those securities at favorable times or for favorable prices.

BANK LOANS.  Bank loans typically are arranged through private negotiations between a borrower and several financial institutions or a group of lenders which are represented by one or more lenders acting as agent. The agent is often a commercial bank that originates the loan and invites other parties to join the lending syndicate. The agent will be primarily responsible for negotiating the loan agreement and will have responsibility for the documentation and ongoing administration of the loan on behalf of the lenders after completion of the loan transaction. A Fund can invest in a bank loan either as a direct lender or through an assignment or participation.

When a Fund acts as a direct lender, it will have a direct contractual relationship with the borrower and may participate in structuring the loan, may enforce compliance by the borrower with the terms of the loan agreement and may have voting, consent and set-off rights under the loan agreement.

Loan assignments are investments in all or a portion of certain bank loans purchased from the lenders or from other third parties. The purchaser of an assignment typically will acquire direct rights against the borrower under the loan. While the purchaser of an assignment typically succeeds to all the rights and obligations of the assigning lender under the loan agreement, because assignments are arranged through private negotiations between potential assignees and assignors, or other third parties whose interests are being assigned, the rights and obligations acquired by a Fund may differ from and be more limited than those held by the assigning lender.

A holder of a loan participation typically has only a contractual right with the seller of the participation and not with the borrower or any other entities interpositioned between the seller of the participation and the borrower. As such, the purchaser of a loan participation assumes the credit risk of the seller of the participation, and any intermediary entities between the seller and the borrower, in addition to the credit risk of the borrower. When a Fund holds a loan participation, it will have the right to receive payments of principal, interest and fees to which it may be entitled only from the seller of the participation and only upon receipt of the seller of such payments from the borrower or from any intermediary parties between the seller and the borrower. Additionally, a Fund will generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, will have no voting, consent or set-off rights under the loan agreement and may not directly benefit from the collateral supporting the loan although lenders that sell participations generally are required to distribute liquidation proceeds received by them pro rata among the holders of such participations. In the event of the bankruptcy or insolvency of the borrower, a loan participation may be subject to certain defenses that can be asserted by the borrower as a result of improper conduct by the seller or intermediary. If the borrower fails to pay principal and interest when due, a Fund may be subject to greater delays, expenses and risks than those that would have been involved if the Fund had purchased a direct obligation of such borrower.

Direct loans, assignments and loan participations may be considered liquid, as determined by SIMC or a Sub-Adviser based on criteria approved by the Board.

SIMC or a Sub-Adviser may from time to time have the opportunity to receive material, non-public information ("Confidential Information") about the borrower, including financial information and related documentation regarding the borrower that is not publicly available. Pursuant to applicable policies and procedures, SIMC or a Sub-Adviser may (but is not required to) seek to avoid receipt of Confidential Information from the borrower so as to avoid possible restrictions on its ability to purchase and sell investments on behalf of a Fund and other clients to which such Confidential Information relates (e.g., publicly traded securities issued by the borrower). In such circumstances, a Fund (and other clients of SIMC or a Sub-Adviser) may be disadvantaged in comparison to other investors, including with respect to the price the Fund pays or receives when it buys or sells a bank loan. Further, the SIMC or a Sub-Adviser's abilities to assess the desirability of proposed consents, waivers or amendments with respect to certain bank loans may be compromised if it is not privy to available Confidential Information. SIMC or a Sub-Adviser may also determine to receive such Confidential Information in certain circumstances under its applicable policies and procedures. If SIMC or a Sub-Adviser intentionally or unintentionally comes into possession of Confidential Information, it may be unable, potentially for a substantial period of time, to purchase or sell publicly traded securities to which such Confidential Information relates.

BRADY BONDS—Certain debt obligations, customarily referred to as "Brady Bonds," are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with a debt restructuring. Brady Bonds have only been issued since 1989 and, accordingly, do not have a long payment history. In addition, they are issued by governments that may have previously defaulted on the loans being restructured by the Brady Bonds and thus are subject to the risk of default by the issuer. Brady Bonds may be fully or partially collateralized or uncollateralized and issued in various currencies (although most are U.S. dollar-denominated), and they are actively traded in the OTC secondary market.

U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are generally collateralized in-full as to principal due at maturity by U.S. Treasury zero coupon obligations, which have the same maturity as the Brady Bonds. Certain interest payments on these Brady Bonds may be collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is typically equal to between 12 and 18 months of rolling interest payments or, in the case of floating rate bonds, initially is typically equal to between 12 and 18 months rolling interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter with the balance of interest accruals in each case being uncollateralized. Payment of interest and (except in the case of principal collateralized Brady Bonds) principal on Brady Bonds with no or limited collateral depends on the willingness and ability of the foreign government to make payment. In the event of a default on collateralized Brady Bonds for which obligations are accelerated, the collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds, which will continue to be outstanding, at which time the face amount of the collateral will equal the principal payments that would have then been due on the Brady Bonds in the normal course.

Based upon current market conditions, a Fund would not intend to purchase Brady Bonds that, at the time of investment, are in default as to payment. However, in light of the residual risk of Brady Bonds and, among other factors, the history of default with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, investments in Brady Bonds are to be viewed as speculative. A substantial portion of the Brady Bonds and other sovereign debt securities in which the Emerging Markets Debt Fund invests are likely to be acquired at a discount, which involves certain additional considerations.

Sovereign obligors in developing and emerging market countries are among the world's largest debtors to commercial banks, other governments, international financial organizations and other financial institutions. These obligors have in the past experienced substantial difficulties in servicing their external debt obligations, which led to defaults on certain obligations and the restructuring of certain indebtedness. Restructuring arrangements have included, among other things, reducing and rescheduling interest and principal payments by negotiating new or amended credit agreements or converting outstanding principal and unpaid interest to Brady Bonds and obtaining new credit to finance interest payments. Holders of certain foreign sovereign debt securities may be requested to participate in the restructuring of such obligations and to extend further loans to their issuers. There can be no assurance that the Brady Bonds and other foreign sovereign debt securities in which a Fund may invest will not be subject to similar restructuring arrangements or to requests for new credit, which may adversely affect the Fund's holdings. Furthermore, certain participants in the secondary market for such debt may be directly involved in negotiating the terms of these arrangements and may therefore have access to information not available to other market participants.

COMMERCIAL PAPER—Commercial paper is the term used to designate unsecured short-term promissory notes issued by corporations and other entities to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance generally not exceeding 270 days. The value of commercial paper may be affected by changes in the credit rating or financial condition of the issuing entities. The value of commercial paper will tend to fall when interest rates rise and rise when interest rates fall.

CONSTRUCTION LOANS—In general, construction loans are mortgages on multifamily homes that are insured by the Federal Housing Administration ("FHA") under various federal programs of the National Housing Act of 1934 and its amendments. Several FHA programs have evolved to ensure the construction financing and permanent mortgage financing on multifamily residences, nursing homes, elderly residential facilities and health care units. Project loans typically trade in two forms: either as FHA-insured or Government National Mortgage Association ("GNMA" or "Ginnie Mae") insured pass-through securities. In this case, a qualified issuer issues the pass-through securities while holding the underlying mortgage loans as collateral. Regardless of form, all projects are government-guaranteed by the U.S. Department of Housing and Urban Development ("HUD") through the FHA insurance fund. The credit backing of all FHA and GNMA projects derives from the FHA insurance fund, and so projects issued in either form enjoy the full faith and credit backing of the U.S. Government.

Most project pools consist of one large mortgage loan rather than numerous smaller mortgages, as is typically the case with agency single-family mortgage securities. As such, prepayments on projects are driven by the incentives most mortgagors have to refinance, and are very project-specific in nature. However, to qualify for certain government programs, many project securities contain specific prepayment restrictions and penalties.

Under multifamily insurance programs, the government insures the construction financing of projects as well as the permanent mortgage financing on the completed structures. This is unlike the single-family mortgage market, in which the government only insures mortgages on completed homes. Investors purchase new projects by committing to fund construction costs on a monthly basis until the project is built. Upon project completion, an investor's construction loan commitments are converted into a proportionate share of the final permanent project mortgage loan. The construction financing portion of a project trades in the secondary market as an insured Construction Loan Certificate ("CLC"). When the project is completed, the investor exchanges all the monthly CLCs for an insured Permanent Loan Certificate

("PLC"). The PLC is an insured pass-through security backed by the final mortgage on the completed property. As such, PLCs typically have a thirty-five to forty year maturity, depending on the type of final project. There are vastly more PLCs than CLCs in the market, owing to the long economic lives of the project structures. While neither CLCs nor PLCs are as liquid as agency single-family mortgage securities, both are traded on the secondary market and would generally not be considered illiquid. The benefit to owning these securities is a relatively high yield combined with significant prepayment protection, which generally makes these types of securities more attractive when prepayments are expected to be high in the mortgage market. CLCs typically offer a higher yield due to the fact that they are somewhat more administratively burdensome to account for.

CREDIT-LINKED NOTES—Credit-linked securities typically are issued by a limited purpose trust or other vehicle that, in turn, invests in a derivative instrument or basket of derivative instruments, such as credit default swaps or interest rate swaps, to obtain exposure to certain fixed-income markets or to remain fully invested when more traditional income producing securities are not available. Additional information about derivatives and the risks associated with them is provided under "Swaps, Caps, Floors, Collars and Swaptions." Like an investment in a bond, an investment in credit-linked notes represents the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the security. However, these payments are conditioned on the issuer's receipt of payments from, and the issuer's potential obligations to, the counterparties to certain derivative instruments entered into by the issuer of the credit-linked note. For example, the issuer may sell one or more credit default swaps entitling the issuer to receive a stream of payments over the term of the swap agreements provided that no event of default has occurred with respect to the referenced debt obligation upon which the swap is based. If a default occurs, the stream of payments may stop and the issuer would be obligated to pay the counterparty the par (or other agreed upon value) of the referenced debt obligation. An investor holding a credit-linked note generally receives a fixed or floating coupon and the note's par value upon maturity, unless the referenced creditor defaults or declares bankruptcy, in which case the investor receives the amount recovered. In effect, investors holding credit-linked notes receive a higher yield in exchange for assuming the risk of a specified credit event.

DEMAND INSTRUMENTS—Certain instruments may entail a demand feature that permits the holder to demand payment of the principal amount of the instrument. Demand instruments may include variable amount master demand notes. Demand instruments with demand notice periods exceeding seven days are considered to be illiquid securities. Additional information about illiquid securities is provided under "Illiquid Securities" below.

DERIVATIVES—In an attempt to reduce systemic and counterparty risks associated with OTC derivatives transactions, the Dodd-Frank Act will require that a substantial portion of OTC derivatives be executed in regulated markets and submitted for clearing to regulated clearinghouses. The Commodities Futures Trading Commission ("CFTC") also requires a substantial portion of derivative transactions that have historically been executed on a bilateral basis in the OTC markets to be executed through a regulated swap execution facility or designated contract market. The SEC is expected to impose a similar requirement with respect to security-based swaps. Such requirements may make it more difficult and costly for investment funds, including the Funds, to enter into highly tailored or customized transactions. They may also render certain strategies in which a Fund might otherwise engage impossible or so costly that they will no longer be economical to implement.

OTC trades submitted for clearing will be subject to minimum initial and variation margin requirements set by the relevant clearinghouse, as well as possible SEC- or CFTC-mandated margin requirements. The regulators also have broad discretion to impose margin requirements on non-cleared OTC derivatives. Although the Dodd-Frank Act includes limited exemptions from the clearing and margin requirements on which a Fund may be able to rely, the OTC derivative dealers with which the Fund may execute the majority of its OTC derivatives may not be able to rely on such exemptions, and therefore such dealers may be subject to clearing and margin requirements notwithstanding whether a Fund is subject to such requirements. OTC derivative dealers are also required to post margin to the clearinghouses through which they clear their customers' trades instead of using such margin in their operations. This will further increase the dealers' costs, which costs are expected to be passed through to other market participants in the form of higher fees and less favorable dealer marks.

Although the Dodd-Frank Act will require many OTC derivative transactions previously entered into on a principal-to-principal basis to be submitted for clearing by a regulated clearing house, certain of the derivatives that may be traded by a Fund may remain principal-to-principal or OTC contracts between a Fund and third parties entered into privately. The risk of counterparty non-performance can be significant in the case of these OTC instruments, and "bid-ask" spreads may be unusually wide in these unregulated markets. To the extent not mitigated by implementation of the Dodd-Frank Act, if at all, the risks posed by such instruments and techniques, which can be complex, may include: (1) credit risks (the exposure to the possibility of loss resulting from a counterparty's failure to meet its financial obligations), as further discussed below; (2) market risk (adverse movements in the price of a financial asset or commodity); (3) legal risks (the characterization of a transaction or a party's legal capacity to enter into it could render the financial contract unenforceable, and the insolvency or bankruptcy of a counterparty could pre-empt otherwise enforceable contract rights); (4) operational risk (inadequate controls, deficient procedures, human error, system failure or fraud); (5) documentation risk (exposure to losses resulting from inadequate documentation); (6) liquidity risk (exposure to losses created by inability to prematurely terminate the derivative); (7) systemic risk (the risk that financial difficulties in one institution or a major market disruption will cause uncontrollable financial harm to the financial system); (8) concentration risk (exposure to losses from the concentration of closely related risks such as exposure to a particular industry or exposure linked to a particular entity); and (9) settlement risk (the risk faced when one party to a transaction has performed its obligations under a contract but has not yet received value from its counterparty).

Dealers and major participants with whom a Fund may trade will be subject to minimum capital and margin requirements. These requirements may apply irrespective of whether the OTC derivatives in question are exchange-traded or cleared. OTC derivatives dealers are subject to business conduct standards, disclosure requirements, reporting and recordkeeping requirements, transparency requirements, position limits, limitations on conflicts of interest, and other regulatory burdens. These requirements may increase the overall costs for OTC derivative dealers, which are likely to be passed along, at least partially, to market participants in the form of higher fees or less advantageous dealer marks. The full impact of the Dodd-Frank Act on the Funds remains uncertain, and it is unclear how the OTC derivatives markets will ultimately adapt to this new regulatory regime.

More information about particular types of derivatives instruments is included below in the sections titled and "Forward Foreign Currency Contracts" and " Futures Contracts and Options on Futures Contracts."

DOLLAR ROLLS—Dollar rolls are transactions in which securities (usually mortgage-backed securities) are sold for delivery in the current month and the seller simultaneously contracts to repurchase substantially similar securities on a specified future date. The difference between the sale price and the purchase price (plus any interest earned on the cash proceeds of the sale) is netted against the interest income foregone on the securities sold to arrive at an implied borrowing rate. Alternatively, the sale and purchase transactions can be executed at the same price, with a Fund being paid a fee as consideration for entering into the commitment to purchase. Dollar rolls may be renewed prior to cash settlement and may initially involve only a firm commitment agreement by a Fund to buy a security. If the broker-dealer to whom a Fund sells the security becomes insolvent, the Fund's right to repurchase the security may be restricted. Other risks involved in entering into dollar rolls include the risk that the value of the security may change adversely over the term of the dollar roll and that the security a Fund is required to repurchase may be worth less than the security that the Fund originally held. To avoid senior security concerns, a Fund will "cover" any dollar roll as required by the Investment Company Act of 1940, as amended (the "1940 Act").

EQUITY-LINKED WARRANTS—Equity-linked warrants provide a way for investors to access markets where entry is difficult and time consuming due to regulation. Typically, a broker issues warrants to an investor and then purchases shares in the local market and issues a call warrant hedged on the underlying holding. If the investor exercises his call and closes his position, the shares are sold and the warrant is redeemed with the proceeds.

Each warrant represents one share of the underlying stock. Therefore, the price, performance and liquidity of the warrant are all directly linked to the underlying stock. The warrant can be redeemed for 100% of the value of the underlying stock (less transaction costs). Being American-style warrants, they can be exercised at any time. The warrants are U.S. dollar-denominated and priced daily on several international stock exchanges.

There are risks associated with equity-linked warrants. The investor will bear the full counterparty risk to the issuing broker; however, an adviser seeks to mitigate this risk by only purchasing from issuers with high credit ratings. Equity-linked warrants also have a longer settlement period because they go through the same registration process as the underlying shares (about three weeks) and during this time the shares cannot be sold. There is currently no active trading market for equity-linked warrants. Certain issuers of such warrants may be deemed to be "investment companies" as defined in the 1940 Act. As a result, a Fund's investment in such warrants may be limited by certain investment restrictions contained in the 1940 Act.

EQUITY SECURITIES—Equity securities represent ownership interests in a company and include common stocks, preferred stocks, warrants to acquire common stock and securities convertible into common stock. Investments in equity securities in general are subject to market risks, which may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which a Fund invests will cause the net asset value ("NAV") of the Fund to fluctuate. The Funds purchase and sell equity securities in various ways, including securities listed on recognized foreign exchanges, traded in the United States on registered exchanges or in the OTC market. Equity securities are described in more detail below:

Common Stock. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

Preferred Stock. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. The Funds may purchase preferred stock of all ratings as well as unrated stock.

Warrants. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

Convertible Securities. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged by the holder or by the issuer into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock or sell it to a third party.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk and are often lower-quality securities. The Funds that invest in convertible securities may purchase convertible securities of all ratings as well as unrated securities.

Small and Medium Capitalization Issuers. Investing in equity securities of small and medium capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies. This increased risk may be due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller and medium capitalization companies typically have lower trading volumes than large capitalization companies and consequently are often less liquid. Such securities may also have less market stability and may be subject to more severe, abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.

EUROBONDS—A Eurobond is a fixed income security denominated in U.S. dollars or another currency and sold to investors outside of the country whose currency is used. Eurobonds may be issued by government or corporate issuers and are typically underwritten by banks and brokerage firms from numerous countries. While Eurobonds typically pay principal and interest in Eurodollars and U.S. dollars held in banks outside of the United States, they may pay principal and interest in other currencies.

EXCHANGE-TRADED PRODUCTS ("ETPs")—Certain Funds may directly purchase shares of or interests in exchange-traded products ("ETPs") (including ETFs structured as investment companies), exchange-traded notes ("ETNs") and exchange-traded commodity pools). A Fund will only invest in ETPs to the extent consistent with its investment objectives, policies, strategies and limitations.

The risks of owning interests of ETPs generally reflect the risks of owning the underlying securities or other instruments that the ETP is designed to track. The shares of certain ETPs may trade at a premium or discount to their intrinsic value (i.e., the market value may differ from the NAV of an ETP's shares). For example, supply and demand for shares of an ETF or market disruptions may cause the market price of the ETF to deviate from the value of the ETF's investments, which may be emphasized in less liquid markets. The value of an ETN may also differ from the valuation of its reference market or instrument due to changes in the issuer's credit rating. By investing in an ETP, a Fund indirectly bears the proportionate share of any fees and expenses of the ETP in addition to the fees and expenses that the Fund and its shareholders directly bear in connection with the Fund's operations. Because certain ETPs may have a significant portion of their assets exposed directly or indirectly to commodities or commodity-linked securities, developments affecting commodities may have a disproportionate impact on such ETPs and may subject the ETPs to greater volatility than investments in traditional securities.

ETFs. ETFs are investment companies that are registered under the 1940 Act as open-end funds or unit investment trusts. ETFs are actively traded on national securities exchanges and are generally based on specific domestic and foreign market indexes. An "index-based ETF" seeks to track the performance of an index by holding in its portfolio either the contents of the index or a representative sample of the securities in the index. Because ETFs are based on an underlying basket of stocks or an index, they are subject to the same market fluctuations as these types of securities in volatile market swings.

ETNs. ETNs are generally senior, unsecured, unsubordinated debt securities issued by a sponsor. ETNs are designed to provide investors with a different way to gain exposure to the returns of market benchmarks, particularly those in the natural resource and commodity markets. An ETN's returns are based on the performance of a market index minus fees and expenses. ETNs are not equity investments or investment companies, but they do share some characteristics with those investment vehicles. As with equities, ETNs can be shorted, and as with ETFs and index funds, ETNs are designed to track the total return performance of a benchmark index. Like ETFs, ETNs are traded on an exchange and can be bought and sold on the listed exchange. However, unlike an ETF, an ETN can be held until the ETN's maturity, at which time the issuer will pay a return linked to the performance of the market index to which the ETN is linked minus certain fees. Unlike regular bonds, ETNs do not make periodic interest payments, and principal is not protected. The market value of an ETN is determined by supply and demand, the current performance of the market index to which the ETN is linked and the credit rating of the ETN issuer.

The market value of ETN shares may differ from their NAV. This difference in price may be due to the fact that the supply and demand in the market for ETN shares at any point in time is not always identical to the supply and demand in the market for the securities/commodities/instruments underlying the index that the ETN seeks to track. The value of an ETN may also change due to a change in the issuer's credit rating. As a result, there may be times when an ETN share trades at a premium or discount to its NAV.

Certain ETNs may not produce qualifying income for purposes of the Qualifying Income Test (as defined below in the section entitled "Taxes"), which must be met in order for a Fund to maintain its status as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). The Funds intend to monitor such investments to ensure that any non-qualifying income does not exceed permissible limits, but the Funds may not be able to accurately predict the non-qualifying income from these investments (see more information in the "Taxes" section of this SAI).

Exchange-Traded Commodity Pools. Exchange-traded commodity pools are similar to ETFs in some ways, but are not structured as registered investment companies. Shares of exchange-traded commodity pools trade on an exchange and are registered under the Securities Act of 1933, as amended (the "1933 Act"). Unlike mutual funds, exchange-traded commodity pools generally will not distribute dividends to shareholders. There is a risk that the changes in the price of an exchange-traded commodity pool's shares on the exchange will not closely track the changes in the price of the underlying commodity or index that the pool is designed to track. This could happen if the price of shares does not correlate closely with the pool's NAV, the changes in the pool's NAV do not correlate closely with the changes in the price of the pool's benchmark, or the changes in the benchmark do not correlate closely with the changes in the cash or spot price of the commodity that the benchmark is designed to track. Exchange-traded commodity pools are often used as a means of investing indirectly in a particular commodity or group of commodities, and there are risks involved in such investments. Commodity prices are inherently volatile, and the market value of a commodity may be influenced by many unpredictable factors which interrelate in complex ways, such that the effect of one factor may offset or enhance the effect of another. Supply and demand for certain commodities tends to be particularly concentrated. Commodity markets are subject to temporary distortions or other disruptions due to various factors, including periodic illiquidity in the markets for certain positions, the participation of speculators, and government regulation and intervention. In addition, U.S. futures exchanges and some foreign exchanges have regulations that limit the amount of fluctuation in some futures contract prices that may occur during a single business day. These and other risks and hazards that are inherent in a commodity or group of commodities may cause the price of that commodity or group of commodities to fluctuate widely, which will, in turn, affect the price of the exchange-traded commodity pool that invests in that commodity or group of commodities. The regulation of commodity interest transactions in the United States is a rapidly changing area of law and is subject to ongoing modification by governmental and judicial action. Considerable regulatory attention has been focused on non-traditional investment pools that are publicly distributed in the United States. There is a possibility of future regulatory changes within the United States altering, perhaps to a material extent, the nature of an investment in exchange-traded commodity pools or the ability of an exchange-traded commodity pool to continue to implement its investment strategy. In addition, various national governments outside of the United States have expressed concern regarding the disruptive effects of speculative trading in the commodities markets and the need to regulate the derivatives markets in general. The effect of any future regulatory change on exchange-traded commodity pools is impossible to predict, but could be substantial and adverse.

Exchange-traded commodity pools generally do not produce qualifying income for purposes of the Qualifying Income Test (as defined below in the section entitled "Taxes"), which must be met in order for a Fund to maintain its status as a regulated investment company under the Code. The Funds intend to monitor such investments to ensure that any non-qualifying income does not exceed permissible limits, but the Funds may not be able to accurately predict the non-qualifying income from these investments (see more information in the "Taxes" section of this SAI).

FIXED INCOME SECURITIES—Fixed income securities consist primarily of debt obligations issued by governments, corporations, municipalities and other borrowers, but may also include structured securities that provide for participation interests in debt obligations. The market value of the fixed income securities in which a Fund invests will change in response to interest rate changes and other factors. During periods of falling interest rates, the value of outstanding fixed income securities generally rises. Conversely, during periods of rising interest rates, the value of such securities generally declines. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of these securities will not necessarily affect cash income derived from these securities, but will affect a Fund's NAV.

Securities held by a Fund that are guaranteed by the U.S. Government, its agencies or instrumentalities guarantee only the payment of principal and interest and do not guarantee the securities' yield or value of the Fund's shares.

There is a risk that the current interest rate on floating and variable rate instruments may not accurately reflect existing market interest rates.

Additional information regarding fixed income securities is described below:

Duration. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if a fixed income security has a five-year duration, it will decrease in value by approximately 5% if interest rates rise 1% and increase in value by approximately 5% if interest rates fall 1%. Fixed income instruments with higher duration typically have higher risk and higher volatility. Longer-term fixed income securities in which a portfolio may invest are more volatile than shorter-term fixed income securities. A portfolio with a longer average portfolio duration is typically more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Investment-Grade Fixed Income Securities. Fixed income securities are considered investment grade if they are rated in one of the four highest rating categories by an NRSRO, or, if not rated, are determined to be of comparable quality by SIMC or a Sub-Adviser, as applicable (see "Appendix A—Description of Corporate Bond Ratings" for a description of the bond rating categories of several NRSROs). Ratings of each NRSRO represent its opinion of the safety of principal and interest payments, not the market risk, of bonds and other fixed income securities it undertakes to rate at the time of issuance. Ratings are not absolute standards of quality and may not reflect changes in an issuer's creditworthiness. Securities rated Baa3 or higher by Moody's Investors Service, Inc. ("Moody's") or BBB- or higher by Standard and Poor's Rating Group ("S&P") are considered by those rating agencies to be "investment-grade" securities, although securities rated Baa3 or BBB- lack outstanding investment characteristics and have speculative characteristics. While issuers of bonds rated BBB by S&P are considered to have adequate capacity to meet their financial commitments, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and principal for debt in this category than debt in higher-rated categories. In the event a security owned by a Fund is downgraded below investment grade, an adviser, as applicable, will review the situation and take appropriate action with regard to the security.

Lower Rated Securities. Lower-rated bonds or non-investment grade bonds are commonly referred to as "junk bonds" or high yield/high-risk securities. Lower-rated securities are defined as securities rated below the fourth highest rating category by an NRSRO. Such obligations are speculative and may be in default. Certain Funds may invest in lower rated fixed income securities.

Fixed income securities are subject to the risk of an issuer's ability to meet principal and interest payments on the obligation (credit risk) and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk). Lower-rated or unrated (i.e., high yield) securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which primarily react to movements in the general level of interest rates. Yields and market values of high yield securities will fluctuate over time, reflecting not only changing interest rates but also the market's perception of credit quality and the outlook for economic growth. When economic conditions appear to be deteriorating, medium to lower-rated securities may decline in value due to heightened concern over credit quality, regardless of prevailing interest rates. Investors should carefully consider the relative risks of investing in high yield securities and understand that such securities are not generally meant for short-term investing.

Adverse economic developments can disrupt the market for high yield securities and severely affect the ability of issuers, especially highly leveraged issuers, to service their debt obligations or to repay their obligations upon maturity, which may lead to a higher incidence of default on such securities. In addition, the secondary market for high yield securities may not be as liquid as the secondary market for more highly rated securities. As a result, an adviser could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were highly liquid. Furthermore, a Fund may experience difficulty in valuing certain securities at certain times. Under these circumstances, prices realized upon the sale of such lower rated or unrated securities may be less than the prices used in calculating such Fund's NAV. Prices for high yield securities may also be affected by legislative and regulatory developments.

Lower-rated or unrated fixed income obligations also present risks based on payment expectations. If an issuer calls the obligations for redemption, a Fund may have to replace the security with a lower yielding security, resulting in a decreased return for investors. If a Fund experiences unexpected net redemptions, it may be forced to sell its higher-rated securities, resulting in a decline in the overall credit quality of the Fund's investment portfolio and increasing the Fund's exposure to the risks of high yield securities.

Sensitivity to Interest Rate and Economic Changes. Lower rated bonds are very sensitive to adverse economic changes and corporate developments. During an economic downturn, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing. If the issuer of a bond defaulted on its obligations to pay interest or principal or entered into bankruptcy proceedings, a Fund may incur losses or expenses in seeking recovery of amounts owed to it. In addition, periods of economic uncertainty and change can be expected to result in increased volatility of market prices of high yield, high-risk bonds and a Fund's NAV.

Payment Expectations. High-yield, high-risk bonds may contain redemption or call provisions. If an issuer exercised these provisions in a declining interest rate market, a Fund would have to replace the security with a lower-yielding security, resulting in a decreased return for investors. Conversely, a high-yield, high-risk bond's value may decrease in a rising interest rate market, as will the value of a Fund's assets. If a Fund experiences significant unexpected net redemptions, it may be forced it to sell high-yield, high-risk bonds without regard to their investment merits, thereby decreasing the asset base upon which expenses can be spread and possibly reducing the Fund's rate of return.

Liquidity and Valuation. There may be little trading in the secondary market for particular bonds, which may adversely affect a Fund's ability to value accurately or dispose of such bonds. Adverse publicity and investor perception, whether or not based on fundamental analysis, may decrease the value and liquidity of high-yield, high-risk bonds, especially in a thin market.

Taxes. A Fund may purchase debt securities (such as zero coupon or pay-in-kind securities) that contain original issue discount. Original issue discount that accretes in a taxable year is treated as earned by a Fund and is therefore subject to the distribution requirements applicable to regulated investment companies under Subchapter M of the Code. Because the original issue discount earned by a Fund in a taxable year may not be represented by cash income, the Fund may have to dispose of other securities and use the proceeds to make distributions to shareholders.

FOREIGN SECURITIES AND EMERGING AND FRONTIER MARKETS—Foreign securities are securities issued by non-U.S. issuers. Investments in foreign securities may subject a Fund to investment risks that differ in some respects from those related to investments in securities of U.S. issuers. Such risks include adverse future political and economic developments, possible imposition of withholding taxes on income, possible seizure, nationalization or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source or greater fluctuations in value due to changes in exchange rates. Foreign issuers of securities often engage in business practices that differ from those of domestic issuers of similar securities, and there may be less information publicly available about foreign issuers. In addition, foreign issuers are, generally speaking, subject to less government supervision and regulation and different accounting treatment than those in the United States. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

The value of a Fund's investments denominated in foreign currencies will depend on the relative strengths of those currencies and the U.S. dollar, and a Fund may be affected favorably or unfavorably by changes in the exchange rates or exchange or currency control regulations between foreign currencies and the U.S. dollar. Changes in foreign currency exchange rates may also affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by a Fund. Such investments may also entail higher custodial fees and sales commissions than domestic investments.

A Fund's investments in emerging and frontier markets can be considered speculative and may therefore offer higher potential for gains and losses than investments in developed markets. With respect to an emerging market country, there may be a greater potential for nationalization, expropriation or confiscatory taxation, political changes, government regulation, social instability or diplomatic developments (including war), which could adversely affect the economies of such countries or investments in such countries. "Frontier market countries" are a subset of emerging market countries with even smaller national economies, so these risks may be magnified further. The economies of emerging and frontier countries are generally heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange or currency controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

The economies of frontier market countries tend to be less correlated to global economic cycles than the economies of more developed countries and their markets have lower trading volumes and may exhibit greater price volatility and illiquidity. A small number of large investments in these markets may affect these markets to a greater degree than more developed markets. Frontier market countries may also be affected by government activities to a greater degree than more developed countries. For example, the governments of frontier market countries may exercise substantial influence within the private sector or subject investments to government approval, and governments of other countries may impose or negotiate trade barriers, exchange controls, adjustments to relative currency values and other measures that adversely affect a frontier market country. Governments of other countries may also impose sanctions or embargoes on frontier market countries.

In addition to the risks of investing in debt securities of emerging and frontier markets, a Fund's investment in government or government-related securities of emerging and frontier market countries and restructured debt instruments in emerging and frontier markets are subject to special risks, including the inability or unwillingness to repay principal and interest, requests to reschedule or restructure outstanding debt and requests to extend additional loan amounts. A Fund may have limited recourse in the event of default on such debt instruments.

FORWARD FOREIGN CURRENCY CONTRACTS—A forward foreign currency contract involves a negotiated obligation to purchase or sell a specific currency at a future date (with or without delivery required), which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward foreign currency contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

Forward contracts generally may not be liquidated prior to the stated maturity date, although the parties to a contract may agree to enter into a second offsetting transaction with the same maturity, thereby fixing each party's profit or loss on the two transactions. Nevertheless, each position must still be maintained to maturity unless the parties separately agree on an earlier settlement date. As a result, a party to a forward contract must be prepared to perform its obligations under each such contract in full. Parties to a forward contract may also separately agree to extend the contract by "rolling" it over prior to the originally scheduled settlement date.

The Funds may use currency instruments as part of a hedging strategy, as described below.

Transaction Hedging. Transaction hedging is entering into a currency transaction with respect to specific assets or liabilities of a Fund, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. A Fund may enter into transaction hedging out of a desire to preserve the U.S. dollar price of a security when it enters into a contract for the purchase or sale of a security denominated in a foreign currency. A Fund may be able to protect itself against possible losses resulting from changes in the relationship between the U.S. dollar and foreign currencies during the period between the date the security is purchased or sold and the date on which payment is made or received by entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars, of the amount of the foreign currency involved in the underlying security transactions.

Position Hedging. A Fund may sell a non-U.S. currency and purchase a U.S. currency to reduce exposure to the non-U.S. currency ("Position Hedging"). A Fund may use Position Hedging when an adviser reasonably believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar. A Fund may enter into a forward foreign currency contract to sell, for a fixed amount of U.S. dollars, the amount of foreign currency approximating the value of some or all of its portfolio securities denominated in such foreign currency. The precise matching of the forward foreign currency contract amount and the value of the portfolio securities involved may not have a perfect correlation because the future value of the securities hedged will change as a consequence of the market between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is difficult, and the successful execution of this short-term hedging strategy is uncertain.

Cross Hedges. A Fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which the Fund has, or in which the Fund expects to have, portfolio exposure.

Proxy Hedges. A Fund may engage in proxy hedging. Proxy hedging is often used when the currency to which a Fund's portfolio is exposed is difficult to hedge or to hedge against the U.S. dollar. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of a Fund's portfolio securities are, or are expected to be denominated, and to buy U.S. dollars. The amount of the contract would not exceed the value of the Fund's securities denominated in linked currencies.

In addition to the hedging transactions described above, the International Equity, International Fixed Income and Emerging Markets Debt Funds may also engage in currency transactions in an attempt to take advantage of certain inefficiencies in the currency exchange market, to increase their exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another.

A Fund (except the International Equity, International Fixed Income and Emerging Markets Debt Funds) will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to proxy hedging, described above. The International Equity, International Fixed Income and Emerging Markets Debt Funds may take long and short positions in foreign currencies in excess of the value of the Fund's assets denominated in a particular currency or when the Fund does not own assets denominated in that currency. Certain Funds may engage in currency transactions for hedging purposes as well as to enhance the Fund's returns.

The Funds may engage in non-deliverable forward transactions. A non-deliverable forward transaction is a transaction that represents an agreement between a Fund and a counterparty (usually a commercial bank) to buy or sell a specified (notional) amount of a particular currency at an agreed-upon foreign exchange rate on an agreed upon future date. The non-deliverable forward transaction position is closed using a fixing rate, as defined by the central bank in the country of the currency being traded, that is generally publicly stated within one or two days prior to the settlement date. Unlike other currency transactions, there is no physical delivery of the currency on the settlement of a non-deliverable forward transaction. Rather, a Fund and the counterparty agree to net the settlement by making a payment in U.S. dollars or another fully convertible currency that represents any differential between the foreign exchange rate agreed upon at the inception of the non-deliverable forward agreement and the actual exchange rate on the agreed-upon future date. Thus, the actual gain or loss of a given non-deliverable forward transaction is calculated by multiplying the transaction's notional amount by the difference between the agreed-upon forward exchange rate and the actual exchange rate when the transaction is completed.

The Funds may invest in options on foreign currencies and futures contracts. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market, which may not always be available. An option on a currency provides the purchaser, or "holder," with the right, but not the obligation, to purchase, in the case of a "call" option, or sell, in the case of a "put" option, a stated quantity of the underlying currency at a fixed exchange rate up to a stated expiration date (or, in the case of certain options, on such date). The holder generally pays a nonrefundable fee for the option, referred to as the "premium," but cannot lose more than this amount, plus related transaction costs. Thus, where a Fund is a holder of options contracts, such losses will be limited in absolute amount. In contrast to a forward contract, an option imposes a binding obligation only on the seller, or "writer." If the holder exercises the option, the writer is obligated to complete the transaction in the underlying currency. An option generally becomes worthless to the holder when it expires. In addition, in the context of an exchange-traded option, the writer is often required to deposit initial margin and may be required to increase the margin on deposit if the market moves against the writer's position. Options on currencies may be purchased in the OTC market between commercial entities dealing directly with each other as principals. In purchasing an OTC currency option, the holder is subject to the risk of default by the writer and, for this reason, purchasers of options on currencies may require writers to post collateral or other forms of performance assurance.

The Funds may invest in foreign currency futures contracts. Buyers and sellers of currency futures contracts are subject to the same risks that apply to the use of futures contracts generally, which are described elsewhere in this SAI. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation, which may subject a Fund to additional risk.

Risks. The Funds may take active positions in currencies, which involve different techniques and risk analyses than the Funds' purchase of securities. Active investment in currencies may subject the Funds to additional risks, and the value of the Funds' investments may fluctuate in response to broader macroeconomic risks than if the Funds invested only in fixed income securities.

Currency transactions are subject to risks that are different from those of other portfolio transactions. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy. Although forward foreign currency contracts and currency futures tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they may limit any potential gain that might result should the value of such currency increase. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchase and sales of currency and related instruments can be negatively affected by government exchange controls, blockages and manipulations or exchange restrictions imposed by governments. These can result in losses to a Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market, which may not always be available.

The Funds may take long and short positions in foreign currencies in excess of the value of the Funds' assets denominated in a particular currency or when the Funds do not own assets denominated in that currency. If any of the International Equity, International Fixed Income or Emerging Markets Debt Funds enter into currency transactions when it does not own assets denominated in that currency, the Fund's volatility may increase and losses on such transactions will not be offset by increases in the value of the Fund's assets.

Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to a Fund if the currency being hedged fluctuates in value to a degree in a direction that is not anticipated. Furthermore, there is a risk that the perceived linkage between various currencies may not be present or may not be present during the particular time that a Fund is engaging in proxy hedging. Suitable hedging transactions may not be available in all circumstances. Hedging transactions may also eliminate any chance for a Fund to benefit from favorable fluctuations in relevant foreign currencies. If a Fund enters into a currency transaction, the Fund will "cover" its position as required by the 1940 Act.

Risks associated with entering into forward foreign currency contracts include the possibility that the market for forward foreign currency contracts may be limited with respect to certain currencies and, upon a contract's maturity, the inability of a Fund to negotiate with the dealer to enter into an offsetting transaction. As mentioned above, forward foreign currency contracts may be closed out only by the parties entering into an offsetting contract. This creates settlement risk in forward foreign currency contracts, which is the risk of loss when one party to the forward foreign currency contract delivers the currency it sold but does not receive the corresponding amount of the currency it bought. Settlement risk arises in deliverable forward foreign currency contracts where the parties have not arranged to use a mechanism for payment-versus-payment settlement, such as an escrow arrangement. In addition, the correlation between movements in the prices of those contracts and movements in the price of the currency hedged or used for cover will not be perfect. There is no assurance an active forward foreign currency contract market will always exist. These factors will restrict a Fund's ability to hedge against the risk of devaluation of currencies in which the Fund holds a substantial quantity of securities and are unrelated to the qualitative rating that may be assigned to any particular security. In addition, if a currency devaluation is generally anticipated, the Fund may not be able to contract to sell currency at a price above the devaluation level it anticipates. The successful use of forward foreign currency contracts as a hedging technique draws upon special skills and experience with respect to these instruments and usually depends on the ability of an adviser to forecast interest rate and currency exchange rate movements correctly. Should interest or exchange rates move in an unexpected manner, the Fund may not achieve the anticipated benefits of forward foreign currency contracts or may realize losses and thus be in a worse position than if those strategies had not been used. Many forward foreign currency contracts are subject to no daily price fluctuation limits so adverse market movements could continue with respect to those contracts to an unlimited extent over a period of time.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS—Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made, and generally contracts are closed out prior to the expiration date of the contract.

A Fund will reduce the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on national futures exchanges regulated by the CFTC. A Fund may use futures contracts and related options for either hedging purposes or risk management purposes, as permitted by its respective stated investment policies, except that the Funds may buy and sell currencies using futures and related options for purposes other than hedging and risk management. Instances in which a Fund may use futures contracts and related options for risk management purposes include: (i) attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; (ii) attempting to minimize fluctuations in foreign currencies; (iii) attempting to gain exposure to a particular market, index or instrument; or (iv) other risk management purposes. A Fund may also use futures contracts for cash equitization purposes, which allows a Fund to invest consistent with its benchmark while managing daily cash flows, including significant client inflows and outflows.

When a Fund purchases or sells a futures contract, or sells an option thereon, the Fund is required to "cover" its position as required by the 1940 Act. A Fund may "cover" its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (i.e., an exercise price) as high as or higher than the price of the futures contract. In the alternative, if the strike price of the put is less than the price of the futures contract, the Fund will earmark on the books of the Fund or place in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also "cover" its long position in a futures contract by taking a short position in the instruments underlying the futures contract or by taking positions in instruments with prices that are expected to move relatively consistently with the futures contract. A Fund may "cover" its short position in a futures contract by taking a long position in the instruments underlying the futures contract or by taking positions in instruments with prices that are expected to move relatively consistently with the futures contract. A Fund may enter into agreements with broker-dealers which require the broker-dealers to accept physical settlement for certain futures contracts. If this occurs, the Fund would treat the futures contract as being cash-settled for purposes of determining the Fund's coverage requirements.

A Fund may also "cover" its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option. In the alternative, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, the Fund will earmark on the books of the Fund or place in a segregated account cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. A Fund may also "cover" its sale of a call option by taking positions in instruments with prices that are expected to move relatively consistently with the call option. A Fund may "cover" its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the Fund will earmark on the books of the Fund or place in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also "cover" its sale of a put option by taking positions in instruments with prices that are expected to move relatively consistently with the put option.

There are significant risks associated with a Fund's use of futures contracts and options on futures contracts, including those discussed in the Prospectuses, as well as the following: (i) the success of a hedging strategy may depend on the advisers' ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (ii) there may be an imperfect or no correlation between the changes in market value of the securities held by a Fund and the prices of futures and options on futures; (iii) there may not be a liquid secondary market for a futures contract or option; (iv) trading restrictions or limitations may be imposed by an exchange; and (v) government regulations may restrict trading in futures contracts and options on futures contracts. In addition, some strategies reduce a Fund's exposure to price fluctuations, while others tend to increase its market exposure.

HIGH YIELD FOREIGN SOVEREIGN DEBT SECURITIES—The Emerging Markets Debt Fund may purchase High Yield Foreign Sovereign Debt Securities. Investing in fixed and floating rate high yield foreign sovereign debt securities will expose the Fund to the direct or indirect consequences of political, social or economic changes in the countries that issue the securities. The ability of a foreign sovereign obligor to make timely payments on its external debt obligations will also be strongly influenced by the obligor's balance of payments, including export performance, its access to international credits and investments, fluctuations in interest rates and the extent of its foreign reserves. Countries such as those in which the Fund may invest have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate or trade difficulties and extreme poverty and unemployment. Many of these countries are also characterized by political uncertainty or instability. Additional factors that may influence the ability or willingness to service debt include, but are not limited to, a country's cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the relative size of its debt service burden to the economy as a whole and its government's policy towards the International Monetary Fund, the World Bank and other international agencies. A country whose exports are concentrated in a few commodities or whose economy depends on certain strategic imports could be vulnerable to fluctuations in international prices of these commodities or imports. To the extent that a country receives payment for its exports in currencies other than U.S. dollars, its ability to make debt payments denominated in U.S. dollars could be adversely affected. If a foreign sovereign obligor cannot generate sufficient earnings from foreign trade to service its external debt, it may need to depend on continuing loans and aid from foreign governments, commercial banks and multilateral organizations and inflows of foreign investment. The commitment on the part of these foreign governments, multilateral organizations and others to make such disbursements may be conditioned on the government's implementation of economic reforms and/or economic performance and the timely service of its obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties' commitments to lend funds, which may further impair the obligor's ability or willingness to timely service its debts.

ILLIQUID SECURITIES—Illiquid securities are securities that cannot be sold or disposed of in the ordinary course of business (within seven days) at approximately the prices at which they are valued. Because of their illiquid nature, illiquid securities must be priced at fair value as determined in good faith pursuant to procedures approved by the Trust's Board. Despite such good faith efforts to determine fair value prices, a Fund's illiquid securities are subject to the risk that the security's fair value price may differ from the actual price that the Fund may ultimately realize upon its sale or disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to a Fund. Under the supervision of the Board, the advisers determine the liquidity of a Fund's investments. In determining liquidity, SIMC or the Sub-Adviser, as applicable, may consider various factors, including: (i) the frequency and volume of trades and quotations; (ii) the number of dealers and prospective purchasers in the marketplace; (iii) dealer undertakings to make a market; and (iv) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security).

INSURANCE FUNDING AGREEMENTS—An insurance funding agreement ("IFA") is normally a general obligation of the issuing insurance company and not a separate account. The purchase price paid for an IFA becomes part of the general assets of the insurance company, and the obligation is repaid from the company's general assets. Generally, IFAs are not assignable or transferable without the permission of the issuing insurance company, and an active secondary market in IFAs may not exist. Therefore, IFAs will be subject to a Fund's limitation on investment in illiquid securities when a Fund may not demand payment of the principal amount within seven days and a reliable trading market is absent. Additional information about illiquid securities is provided under "Illiquid Securities."

INTERFUND LENDING AND BORROWING ARRANGEMENTS—The SEC has granted an exemption that permits the Funds to participate in an interfund lending program (the "Program") with existing or future investment companies registered under the 1940 Act that are advised by SIMC (the "SEI Funds"). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes. Participation in the Program is voluntary for both borrowing and lending funds. Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (the "Repo Rate") and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (the "Bank Loan Rate"). The Bank Loan Rate will be determined using a formula approved by the SEI Funds' Board of Trustees or Directors. The interest rate imposed on interfund loans is the average of the Repo Rate and the Bank Loan Rate.

All interfund loans and borrowings must comply with the conditions set forth in the exemption, which are designed to ensure fair and equitable treatment of all participating funds. Each Fund's participation in the Program must be consistent with its investment policies and limitations and is subject to certain percentage limitations. SIMC administers the Program according to procedures approved by the SEI Funds' Board of Trustees or Directors. In addition, the Program is subject to oversight and periodic review by the SEI Funds' Board of Trustees or Directors.

INVESTMENT COMPANIES—Securities of other investment companies, including shares of closed-end investment companies, unit investment trusts, open-end investment companies and real estate investment trusts ("REITs"), represent interests in professionally managed portfolios that may invest in various types of instruments. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the investment company-level, such as portfolio management fees and operating expenses. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or OTC at a premium or a discount to their NAV. Others are continuously offered at NAV, but may also be traded in the secondary market at a premium or discount to their NAV. Generally, federal securities laws limit the extent to which investment companies can invest in securities of other investment companies, subject to certain statutory, regulatory and other exceptions. For example, an investment company is generally prohibited under Section 12(d)(1)(A) of the 1940 Act from acquiring the securities of another investment company if, as a result of such acquisition: (i) the acquiring investment company would own more than 3% of the total voting stock of the other company; (ii) securities issued by any one investment company represent more than 5% of the acquiring investment company's total assets; or (iii) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the acquiring investment company, subject to certain statutory, regulatory and other exceptions. Pursuant to Rule 12d1-1 under the 1940 Act, a Fund may invest in one or more affiliated or unaffiliated investment companies that comply with Rule 2a-7 under the 1940 Act (to the extent required by Rule 12d1-1), in excess of the limits of Section 12(d)(1)(A) of the 1940 Act. A Fund may invest in investment companies managed by SIMC or the Fund's Sub-Adviser to the extent permitted by any rule or regulation of the SEC or any order or interpretation thereunder. A Fund may invest in such Rule 2a-7 compliant investment companies for cash management purposes, including as discussed in the "Securities Lending" section below, and to serve as collateral for derivatives positions. When a Fund invests in an affiliated or unaffiliated investment company, it will bear a pro rata portion of the investment company's expenses in addition to directly bearing the expenses associated with its own operations.

Because of restrictions on direct investment by U.S. entities in certain countries, investment in other investment companies may be the most practical or only manner in which an international and global fund can invest in the securities markets of those countries.

Exchange-Traded Funds. ETFs are investment companies that are registered under the 1940 Act as open-end funds or unit investment trusts. ETFs are actively traded on national securities exchanges and are generally based on specific domestic and foreign market indexes. An index-based ETF seeks to track the performance of an index by holding in its portfolio either the contents of the index or a representative sample of the securities in the index. Because ETFs are based on an underlying basket of stocks or an index, they are subject to the same market fluctuations as these types of securities in volatile market swings.

Leveraged ETFs contain all of the risks that non-leveraged ETFs present. Additionally, to the extent a Fund invests in ETFs that achieve leveraged exposure to their underlying indexes through the use of derivative instruments, the Fund will indirectly be subject to leveraging risk and other risks associated with derivatives. The more these ETFs invest in derivative instruments that give rise to leverage, the more this leverage will magnify any losses on those investments. Because leverage tends to exaggerate the effect of any increase or decrease in the value of an ETF's portfolio securities or other investments, leverage will cause the value of an ETF's shares to be more volatile than if the ETF did not use leverage. A leveraged ETF will engage in transactions and purchase instruments that give rise to forms of leverage, including, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, the use of when issued, delayed-delivery or forward commitment transactions or short sales. The use of leverage may also cause a leveraged ETF to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements. Certain types of leveraging transactions, such as short sales that are not "against the box," could theoretically be subject to unlimited losses in cases where a leveraged ETF, for any reason, is unable to close out the transaction. In addition, to the extent a leveraged ETF borrows money, interest costs on such borrowed money may not be recovered by any appreciation of the securities purchased with the borrowed funds and could exceed the ETF's investment income, resulting in greater losses. Such ETFs often "reset" daily, meaning that they are designed to achieve their stated objectives on a daily basis. Due to the effect of compounding, their performance over longer periods of time can differ significantly from the performance (or inverse of the performance) of their underlying index or benchmark during the same period of time, which may be enhanced during the periods of increased market volatility. Consequently, leveraged ETFs may not be suitable as long-term investments.

Leveraged inverse ETFs contain all of the risks that regular ETFs present. Additionally, to the extent a Fund invests in ETFs that seek to provide investment results that match a negative multiple of the performance of an underlying index, the Fund will indirectly be subject to the risk that the performance of such ETF will fall as the performance of that ETF's benchmark rises—a result that is the opposite from traditional mutual funds. Leveraged inverse ETFs contain all of the risks that regular ETFs present, but also pose all of the risks associated with other leveraged ETFs as well as other inverse ETFs. These investment vehicles may be extremely volatile and can potentially expose an investing Fund to theoretically unlimited losses.

Pursuant to orders issued by the SEC to each of certain iShares, PowerShares, SPDR and ProShares Trust exchange-traded funds (collectively, the "Exemption ETFs") and procedures approved by the Board, certain Funds may invest in the Exemption ETFs in excess of the 3% limit described above, provided that such Funds otherwise comply with the conditions of the applicable SEC order, as it may be amended, and any other applicable investment limitations. Neither the Exemption ETFs nor their investment advisers make any representations regarding the advisability of investing in ETFs, generally, or the Exemption ETFs, specifically.

Certain ETFs may not produce qualifying income for purposes of the "Qualifying Income Test" (as defined below under the heading "Taxes"), which must be met in order for a Fund to maintain its status as a regulated investment company under the Code. If one or more ETFs generate more non-qualifying income for purposes of the Qualifying Income Test than the advisers expect, it could cause a Fund to inadvertently fail to qualify as a regulated investment company under the Code, unless certain relief provisions (described in more detail under the heading "Taxes") are available to the Fund.

LOAN PARTICIPATIONS AND ASSIGNMENTS—Loan participations are interests in loans to corporations or governments that are administered by the lending bank or agent for a syndicate of lending banks and sold by the lending bank, financial institution or syndicate member ("intermediary bank"). In a loan participation, the borrower will be deemed to be the issuer of the participation interest, except to the extent that a Fund derives its rights from the intermediary bank. Because the intermediary bank does not guarantee a loan participation in any way, a loan participation is subject to the credit risks generally associated with the underlying borrower. In the event of the bankruptcy or insolvency of the borrower, a loan participation may be subject to certain defenses that can be asserted by such borrower as a result of improper conduct by the intermediary bank. In addition, in the event the underlying borrower fails to pay principal and interest when due, a Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation of such borrower. Under the terms of a loan participation, a Fund may be regarded as a creditor of the intermediary bank (rather than of the underlying borrower). Therefore, the Fund may also be subject to the risk that the intermediary bank may become insolvent.

Loan assignments are investments in assignments of all or a portion of certain loans from third parties. When a Fund purchases assignments from lenders, it will acquire direct rights against the borrower on the loan. Because assignments are arranged through private negotiations between potential assignees and assignors, the rights and obligations acquired by the Fund may differ from, and be more limited than, those held by the assigning lender. Loan participations and assignments may be considered liquid, as determined by the Funds' advisers based on criteria approved by the Board.

MONEY MARKET SECURITIES—Money market securities include: (i) short-term U.S. Government securities; (ii) custodial receipts evidencing separately traded interest and principal components of securities issued by the U.S. Treasury; (iii) commercial paper determined by an adviser to be of the highest short-term credit quality at the time of purchase; (iv) short-term bank obligations (certificates of deposit, time deposits and bankers' acceptances) of U.S. commercial banks with assets of at least $1 billion as of the end of their most recent fiscal year; and (v) repurchase agreements involving such securities. For a description of ratings, see Appendix A to this SAI.

MORTGAGE-BACKED SECURITIES—Mortgage-backed securities are a class of asset-backed securities representing an interest in a pool or pools of whole mortgage loans (which may be residential mortgage loans or commercial mortgage loans). Mortgage-backed securities held or acquired by the Funds could include (i) obligations guaranteed by federal agencies of the U.S. government, such as Ginnie Mae, which are backed by the "full faith and credit" of the United States, (ii) securities issued by the Federal National Mortgage Association ("Fannie Mae") and the Federal Home Loan Mortgage Corporation ("Freddie Mac"), which are not backed by the "full faith and credit" of the United States but are guaranteed by the U.S. government as to timely payment of principal and interest, (iii) securities (commonly referred to as private-label RMBS) issued by private issuers that represent an interest in or are collateralized by whole residential mortgage loans without a government guarantee and (iv) commercial mortgage-backed securities ("CMBS"), which are multi-class or pass-through securities backed by a mortgage loan or a pool of mortgage loans secured by commercial property such as industrial and warehouse properties, office buildings, retail space and shopping malls, multifamily properties and cooperative apartments. Since private-label RMBS and CMBS are not issued or guaranteed by the U.S. government, those securities generally are structured with one or more types of credit enhancement. There can be no assurance, however, that credit enhancements will support full payment to the Funds of the principal and interest on such obligations. In addition, changes in the credit quality of the entity that provides credit enhancement could cause losses to the Funds and affect their share prices.

The Funds may invest in mortgage-backed securities in the form of debt or in the form of "pass-through" certificates. Pass-through securities, which represent beneficial ownership interests in the related mortgage loans, differ from debt securities, which generally provide for periodic fixed payments of interest on and principal of the related notes. Mortgage pass-through securities provide for monthly payments that are a "pass-through" of the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans, net of any fees and expenses owed to the servicers of the mortgage loans and other transaction parties that receive payment from collections on the mortgage loans.

The performance of mortgage loans and, in turn, the mortgage-backed securities acquired by the Funds, is influenced by a wide variety of economic, geographic, social and other factors, including general economic conditions, the level of prevailing interest rates, the unemployment rate, the availability of alternative financing and homeowner behavior. Beginning in late 2006, delinquencies, defaults and foreclosures on residential and commercial mortgage loans increased significantly, and they may again increase in the future. In addition, beginning in late 2006, numerous originators and servicers of residential mortgage loans experienced serious financial difficulties and, in many cases, went of business or were liquidated in bankruptcy proceedings. Those difficulties resulted, in part, from declining markets for their mortgage loans as well as from claims for repurchases of mortgage loans previously sold under provisions that require repurchase in the event of early payment defaults or for breaches of representations and warranties regarding loan characteristics.

Since mid-2007, the residential mortgage market has been subject to extensive litigation and legislative and regulatory scrutiny. The result has been extensive reform legislation and regulations including with respect to loan underwriting, mortgage loan servicing, foreclosure practices and timing, loan modifications, enhanced disclosure and reporting obligations and risk retention. Numerous laws, regulations and rules related to residential mortgage loans generally, and foreclosure actions particularly, have been proposed or enacted by federal, state and local governmental authorities, which may result in delays in the foreclosure process, reduced payments by borrowers, modification of the original terms of mortgage loans, permanent forgiveness of debt, increased prepayments due to the availability of government-sponsored refinancing initiatives and/or increased reimbursable servicing expenses. Any of these factors could result in delays and reductions in distributions to residential mortgage-backed securities and may reduce the amount of investment proceeds to which the Funds would be entitled.

The conservatorship of Fannie Mae and Freddie Mac and the current uncertainty regarding the future status of these organizations may also adversely affect the mortgage market and the value of mortgage-related assets. It remains unclear to what extent the ability of Fannie Mae and Freddie Mac to act as the primary sources of liquidity in the residential mortgage markets, both by purchasing mortgage loans for their own portfolios and by guaranteeing mortgage-backed securities, may be curtailed. Legislators have repeatedly unveiled various plans to reduce and reform the role of Fannie Mae and Freddie Mac in the mortgage market and, possibly, wind down both institutions. While it is unclear whether, and if so how, those plans may be implemented or how long any such wind-down or reform of Fannie Mae and Freddie Mac, if implemented, would take, a reduction in the ability of mortgage loan originators to access Fannie Mae and Freddie Mac to sell their mortgage loans may adversely affect the financial condition of mortgage loan originators. In addition, any decline in the value of agency securities may affect the value of residential mortgage-backed securities as a whole.

The rate and aggregate amount of distributions on mortgage-backed securities, and therefore the average lives of those securities and the yields realized by the Funds, will be sensitive to the rate of prepayments (including liquidations) and modifications of the related mortgage loans, any losses and shortfalls on the related mortgage loans allocable to the tranches held by the Funds and the manner in which principal payments on the related mortgage loans are allocated among the various tranches in the particular securitization transaction. Furthermore, mortgage-backed securities are sensitive to changes in interest rates, but may respond to those changes differently from other fixed income securities due to the possibility of prepayment of the mortgage loans. Among other factors, a significant amount of defaults, rapid prepayments or prepayment interest shortfalls may erode amounts available for distributions to the Funds. The timing of changes in the rate of prepayments of the mortgage loans may significantly affect the Funds' actual yield to maturity, even if the average rate of principal payments is consistent with the Funds' expectations. If prepayments of mortgage loans occur at a rate faster than that anticipated by the Funds, payments of interest on the mortgage-backed securities could be significantly less than anticipated. Similarly, if the number of mortgage loans that are modified is larger than that anticipated by the Funds, payments of principal and interest on the mortgage-backed securities could be significantly less than anticipated.

The secondary mortgage market continues to experience unprecedented disruptions resulting from, among other things, reduced investor demand for mortgage loans and mortgage-backed securities, increased investor yield requirements for those loans and securities, downgrades of the ratings of previously-issued mortgage-backed securities, and liquidations of investment portfolios, CDOs and structured investment vehicles that contain mortgage-backed securities. As a result, the secondary market for mortgage-backed securities is experiencing very limited liquidity. Illiquidity means the Funds may be unable to find purchasers when they wish to sell or dispose of mortgage-backed securities at a time when it would be in their best interests to do so, or there may be a substantial decrease in the market value of those securities making it difficult for the Funds to recoup their investments. There have been times in the past where there have been very few buyers of mortgage-backed securities, and there may be similar times in the future. Fluctuating investor confidence in the mortgage industry will continue to contribute to an illiquid market for mortgage-backed securities.

CMOs. CMOs are securities collateralized by mortgages, mortgage pass-throughs, mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment) and mortgage-backed bonds (general obligations of the issuers payable out of the issuers' general funds and additionally secured by a first lien on a pool of single family detached properties). To the extent a Fund invests in CMOs, the Fund typically will seek to invest in CMOs rated in one of the two highest categories by S&P or Moody's. Many CMOs are issued with a number of classes or series that have different expected maturities. Investors purchasing such CMOs are credited with their portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal based on a predetermined priority schedule. Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass-through securities to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance and some CMOs may be backed by GNMA certificates or other mortgage pass-through securities issued or guaranteed by U.S. Government agencies or instrumentalities, the CMOs themselves are not generally guaranteed.

REMICs. REMICs are private entities formed for the purpose of holding a fixed pool of mortgages secured by interests in real property. Guaranteed REMIC pass-through certificates ("REMIC Certificates") issued by Fannie Mae or Freddie Mac represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or Fannie Mae, Freddie Mac or GNMA-guaranteed mortgage pass-through certificates. For Freddie Mac REMIC Certificates, Freddie Mac guarantees the timely payment of interest. GNMA REMIC Certificates are backed by the full faith and credit of the U.S. Government.

Parallel Pay Securities; Planned Amortization Class CMOs ("PAC Bonds"). Parallel pay CMOs and REMICs are structured to provide payments of principal on each payment date to more than one class.

These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which must be retired by its stated maturity date or final distribution date but may be retired earlier. PAC bonds generally require payments of a specified amount of principal on each payment date. PAC bonds are always parallel pay CMOs, with the required principal payment on such securities having the highest priority after interest has been paid to all classes.

Adjustable Rate Mortgage Securities ("ARMS"). ARMS are a form of a pass-through security representing interests in pools of mortgage loans whose interest rates are adjusted from time to time. The adjustments are usually determined in accordance with a predetermined interest rate index and may be subject to certain limits. While the value of ARMS, like other debt securities, generally varies inversely with changes in market interest rates (increasing in value during periods of declining interest rates and decreasing in value during periods of increasing interest rates), the value of ARMS should generally be more resistant to price swings than other debt securities because the interest rates of ARMS move with market interest rates. The adjustable rate feature of ARMS will not, however, eliminate fluctuations in the prices of ARMS, particularly during periods of extreme fluctuations in interest rates. Also, because many adjustable rate mortgages only reset on an annual basis, it can be expected that the prices of ARMS will fluctuate to the extent that changes in prevailing interest rates are not immediately reflected in the interest rates payable on the underlying adjustable rate mortgages.

Stripped Mortgage-Backed Securities. Stripped mortgage-backed securities are securities that are created when a U.S. Government agency or a financial institution separates the interest and principal components of a mortgage-backed security and sells them as individual securities. The holder of the "principal-only" security ("PO") receives the principal payments made by the underlying mortgage-backed security, while the holder of the "interest-only" security ("IO") receives interest payments from the same underlying security. The prices of stripped mortgage-backed securities may be particularly affected by changes in interest rates. As interest rates fall, prepayment rates tend to increase, which tends to reduce prices of IOs and increase prices of POs. Rising interest rates can have the opposite effect.

Pfandbriefe. A Pfandbriefe is a fixed-term, fixed-rate bond issued by a German mortgage bank or a public-sector bank to finance secured real estate loans or public sector loans. Although Pfandbriefe are collateralized securities, the issuer assumes all of the prepayment risk.

Estimated Average Life. Due to the possibility of prepayments of the underlying mortgage instruments, mortgage-backed securities generally do not have a known maturity. In the absence of a known maturity, market participants generally refer to an "average life estimate." An average life estimate is a function of an assumption regarding anticipated prepayment patterns and is based upon current interest rates, current conditions in the relevant housing markets and other factors. The assumption is necessarily subjective, and thus different market participants can produce different average life estimates with regard to the same security. There can be no assurance that the estimated average life will be a security's actual average life.

MORTGAGE DOLLAR ROLLS—Mortgage dollar rolls, or "covered rolls," are transactions in which a Fund sells securities (usually mortgage-backed securities) and simultaneously contracts to repurchase, typically in 30 or 60 days, substantially similar, but not identical, securities on a specified future date. During the roll period, a Fund forgoes principal and interest paid on such securities. A Fund is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop"), as well as by the interest earned on the cash proceeds of the initial sale. At the end of the roll commitment period, a Fund may or may not take delivery of the securities it has contracted to purchase. Mortgage dollar rolls may be renewed prior to cash settlement and initially may involve only a firm commitment agreement by a Fund to buy a security. A "covered roll" is a specific type of mortgage dollar roll for which there is an offsetting cash position or cash equivalent securities position that matures on or before the forward settlement date of the mortgage dollar roll transaction. As used herein, the term "mortgage dollar roll" refers to mortgage dollar rolls that are not "covered rolls." If the broker-dealer to whom a Fund sells the security becomes insolvent, the Fund's right to repurchase the security may be restricted. Other risks involved in entering into mortgage dollar rolls include the risk that the value of the security may change adversely over the term of the mortgage dollar roll and that the security a Fund is required to repurchase may be worth less than the security that the Fund originally held. To avoid senior security concerns, a Fund will "cover" any mortgage dollar roll as required by the 1940 Act.

MUNICIPAL SECURITIES—Municipal securities consist of: (i) debt obligations issued by or on behalf of public authorities to obtain funds to be used for various public facilities, refunding outstanding obligations, general operating expenses and lending such funds to other public institutions and facilities, and (ii) certain private activity and industrial development bonds issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated facilities. Additional information regarding municipal securities is described below:

Municipal Bonds. Municipal bonds are debt obligations issued to obtain funds for various public purposes. Municipal bonds include general obligation bonds, revenue or special obligation bonds, private activity and industrial development bonds, moral obligation bonds and participation interests in municipal bonds. General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility, such as tolls from a toll bridge. Certificates of participation represent an interest in an underlying obligation or commitment, such as an obligation issued in connection with a leasing arrangement. The payment of principal and interest on private activity and industrial development bonds is generally dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. A Fund may purchase private activity or industrial development bonds if, in the opinion of counsel for the issuers, the interest paid is exempt from federal income tax. Municipal bonds are issued by or on behalf of public authorities to raise money to finance various privately-owned or -operated facilities for business and manufacturing, housing, sports and pollution control. These bonds are also used to finance public facilities such as airports, mass transit systems, ports, parking, sewage or solid waste disposal facilities and certain other public facilities projects. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property financed as security for such payment. Moral obligation bonds are normally issued by special purpose authorities. Moral obligation bonds are not backed by the full faith and credit of the state, but are generally backed by the agreement of the issuing authority to request appropriations from the state legislative body.

Municipal Leases. Municipal leases are instruments, or participations in instruments, issued in connection with lease obligations or installment purchase contract obligations of municipalities ("municipal lease obligations"). Although municipal lease obligations do not constitute general obligations of the issuing municipality, a lease obligation may be backed by the municipality's covenant to budget for, appropriate funds for and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses, which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose in the relevant years. Municipal lease obligations are a relatively new form of financing, and the market for such obligations is still developing. Municipal leases will be treated as liquid only if they satisfy criteria set forth in guidelines established by the Board, and there can be no assurance that a market will exist or continue to exist for any municipal lease obligation. Information regarding illiquid securities is provided under the section "Illiquid Securities" above.

Municipal Notes. Municipal notes consist of general obligation notes, tax anticipation notes (notes sold to finance working capital needs of the issuer in anticipation of receiving taxes on a future date), revenue anticipation notes (notes sold to provide needed cash prior to receipt of expected non-tax revenues from a specific source), bond anticipation notes, certificates of indebtedness, demand notes, construction loan notes and participation interests in municipal notes. The maturities of the instruments at the time of issue will generally range from three months to one year.

NON-DIVERSIFICATION—The International Fixed Income and Emerging Markets Debt Funds are non-diversified investment companies, as defined in the 1940 Act, which means that a relatively high percentage of each Fund's assets may be invested in the obligations of a limited number of issuers. The value of shares of each Fund may be more susceptible to any single economic, political or regulatory occurrence than the shares of a diversified investment company would be. Each of these Funds intends to satisfy the diversification requirements necessary to qualify as a regulated investment company under the Code, which requires that the Fund be diversified (i.e., not invest more than 5% of its assets in the securities in any one issuer and not more than 10% of the outstanding voting securities of such issuer) as to 50% of its assets.

OBLIGATIONS OF DOMESTIC BANKS, FOREIGN BANKS AND FOREIGN BRANCHES OF U.S. BANKS—The Funds may invest in obligations issued by banks and other savings institutions. Investments in bank obligations include obligations of domestic branches of foreign banks and foreign branches of domestic banks. Such investments in domestic branches of foreign banks and foreign branches of domestic banks may involve risks that are different from investments in securities of domestic branches of U.S. banks. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, currency controls, interest limitations or other governmental restrictions that might affect the payment of principal or interest on the securities held by a Fund. Additionally, these institutions may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping requirements than those applicable to domestic branches of U.S. banks. Bank obligations include the following:

Bankers' Acceptances. Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Corporations use bankers' acceptances to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

Bank Notes. Bank notes are notes used to represent debt obligations issued by banks in large denominations.

Certificates of Deposit. Certificates of deposit are interest-bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and can normally be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal are considered to be illiquid. Additional information about illiquid securities is provided under the section "Illiquid Securities" above.

Time Deposits. Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, a time deposit earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty or that mature in more than seven days are considered to be illiquid. Additional information about illiquid securities is provided under the section "Illiquid Securities" above.

OBLIGATIONS OF SUPRANATIONAL ENTITIES—Supranational entities are entities established through the joint participation of several governments, including the Asian Development Bank, the Inter-American Development Bank, the World Bank, the African Development Bank, the European Economic Community, the European Investment Bank and the Nordic Investment Bank. The governmental members, or "stockholders," usually make initial capital contributions to the supranational entity and, in many cases, are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings. Obligations of supranational entities may be purchased by the Emerging Markets Equity and Emerging Markets Debt Funds. There is no guarantee that one or more stockholders of a supranational entity will continue to make any necessary additional capital contributions. If such contributions are not made, the entity may be unable to pay interest or repay principal on its debt securities, and a Fund may lose money on such investments.

OPTIONS—A Fund may purchase and write put and call options on indexes and enter into related closing transactions. A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period, or for certain types of options, at the conclusion of the option period or only at certain times during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period or, for certain types of options, at the conclusion of the option period or only at certain times during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

A Fund may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or OTC markets) to manage its exposure to exchange rates. Call options on foreign currency written by a Fund will be "covered" as required by the 1940 Act.

Put and call options on indexes are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally rather than the price movements in individual securities. All options written on indexes or securities must be "covered" as required by the 1940 Act. Options on indexes may, depending on circumstances, involve greater risk than options on securities. Because stock index options are settled in cash, when the Fund writes a call on an index it may not be able to provide in advance for its potential settlement obligations by acquiring and holding the underlying securities.

Each Fund may trade put and call options on securities, securities indexes and currencies, as the advisers, as applicable, determine is appropriate in seeking the Fund's investment objective, unless otherwise restricted by the Fund's investment limitations as set forth below.

The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, a Fund may enter into a "closing transaction," which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If a Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund delivers the security upon exercise.

A Fund may purchase put and call options on securities for any lawful purpose, including to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that the Fund may seek to purchase in the future. A Fund purchasing put and call options pays a premium for such options. If price movements in the underlying securities are such that exercise of the options would not be profitable for a Fund, loss of the premium paid may be offset by an increase in the value of the Fund's securities or by a decrease in the cost of acquisition of securities by the Fund.

A Fund may write (i.e., sell) "covered" call options on securities for any lawful purpose, including as a means of increasing the yield on its assets and as a means of providing limited protection against decreases in its market value. When a Fund writes an option, if the underlying securities do not increase or decrease, as applicable, to a price level that would make the exercise of the option profitable to the holder thereof, the option will generally expire without being exercised and the Fund will realize as profit the premium received for such option. When a call option of which a Fund is the writer is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option of which a Fund is the writer is exercised, the Fund will be required to purchase the underlying securities at a price in excess of the market value of such securities.

A Fund may purchase and write options on an exchange or OTC. Over-the-counter options ("OTC options") differ from exchange-traded options in several respects. First, OTC options are transacted directly with dealers and not with a clearing corporation and therefore entail the risk of non-performance by the dealer. In addition, OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is normally done by reference to information from a market maker. It is the SEC's position that OTC options are generally illiquid.

The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date of the option.

Risks. Risks associated with options transactions include those discussed in the Prospectuses, as well as: (i) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (ii) there may be an imperfect correlation between the movement in prices of options and the underlying securities; (iii) there may not be a liquid secondary market for options; and (iv) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

PARTICIPATION NOTES ("P-NOTES")—P-Notes are participation interest notes that are issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying equity, debt, currency or market. The P-Notes in which the Fund may invest will typically have a maturity of one year. When purchasing a P-Note, the posting of margin is not required because the full cost of the P-Note (plus commission) is paid at the time of purchase. When the P-Note matures, the issuer will pay to, or receive from, the purchaser the difference between the minimal value of the underlying instrument at the time of purchase and that instrument's value at maturity. Investments in P-Notes involve the same risks associated with a direct investment in the underlying foreign companies of foreign securities markets that they seek to replicate.

In addition, there can be no assurance that the trading price of P-Notes will equal the underlying value of the foreign companies or foreign securities markets that they seek to replicate. The holder of a participation note that is linked to a particular underlying security is entitled to receive any dividends paid in connection with an underlying security or instrument. However, the holder of a participation note does not receive voting rights as it would if it directly owned the underlying security or instrument. P-Notes are generally traded OTC. P-Notes constitute general unsecured contractual obligations of the banks or broker-dealers that issue them and the counterparty. There is also counterparty risk associated with these investments because the Fund is relying on the creditworthiness of such counterparty and has no rights under a participation note against the issuer of the underlying security. In addition, a Fund will incur transaction costs as a result of investment in P-Notes.

PAY-IN-KIND BONDS—Pay-in-kind bonds are securities which, at the issuer's option, pay interest in either cash or additional securities for a specified period. Pay-in-kind bonds, like zero coupon bonds, are designed to give an issuer flexibility in managing cash flow. Pay-in-kind bonds are expected to reflect the market value of the underlying debt plus an amount representing accrued interest since the last payment. Pay-in-kind bonds are usually less volatile than zero coupon bonds, but more volatile than cash pay securities.

PRIVATIZATIONS—Privatizations are foreign government programs for selling all or part of the interests in government-owned or controlled enterprises. The ability of a U.S. entity to participate in privatizations in certain foreign countries may be limited by local law or the terms on which a Fund may be permitted to participate may be less advantageous than those applicable for local investors. There can be no assurance that foreign governments will continue to sell their interests in companies currently owned or controlled by them or that privatization programs will be successful.

PUT TRANSACTIONS—The International Fixed Income Fund may purchase securities at a price that would result in a yield to maturity lower than generally offered by the seller at the time of purchase when the Fund can simultaneously acquire the right to sell the securities back to the seller, the issuer or a third party (the "writer") at an agreed-upon price at any time during a stated period or on a certain date. Such a right is generally denoted as a "standby commitment" or a "put." The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity to permit the Fund to meet redemptions and remain as fully invested as possible in municipal securities. The Fund reserves the right to engage in put transactions. The right to put the securities depends on the writer's ability to pay for the securities at the time the put is exercised. The Fund would limit its put transactions to institutions that an adviser believes present minimum credit risks, and the adviser would use its best efforts to initially determine and continue to monitor the financial strength of the sellers of the options by evaluating their financial statements and such other information as is available in the marketplace. It may, however, be difficult to monitor the financial strength of the writers because adequate current financial information may not be available. In the event that any writer is unable to honor a put for financial reasons, the Fund would be a general creditor (i.e., on a parity with all other unsecured creditors) of the writer. Furthermore, particular provisions of the contract between the Fund and the writer may excuse the writer from repurchasing the securities; for example, a change in the published rating of the underlying municipal securities or any similar event that has an adverse effect on the issuer's credit or a provision in the contract that the put will not be exercised except in certain special cases, such as to maintain Fund liquidity. The Fund could, however, at any time sell the underlying portfolio security in the open market or wait until the portfolio security matures, at which time it should realize the full par value of the security.

The securities purchased subject to a put may be sold to third persons at any time, even though the put is outstanding, but the put itself, unless it is an integral part of the security as originally issued, may not be marketable or otherwise assignable. Therefore, the put would have value only to that particular Fund.

Sale of the securities to third parties or lapse of time with the put unexercised may terminate the right to put the securities. Prior to the expiration of any put option, the Fund could seek to negotiate terms for the extension of such an option. If such a renewal cannot be negotiated on terms satisfactory to the Fund, the Fund could, of course, sell the portfolio security. The maturity of the underlying security will generally be different from that of the put. For the purpose of determining the "maturity" of securities purchased subject to an option to put, and for the purpose of determining the dollar-weighted average maturity of the Fund including such securities, the Fund will consider "maturity" to be the first date on which it has the right to demand payment from the writer of the put (although the final maturity of the security is later than such date).

REAL ESTATE INVESTMENT TRUSTS ("REITs")—REITs are trusts that invest primarily in commercial real estate or real estate-related loans. A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with certain requirements under the Code relating to its organization, ownership, assets and income, as well as with a requirement that it distribute to its shareholders or unitholders at least 90% of its taxable income for each taxable year. Generally, REITs can be classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains from appreciation realized through property sales. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity and Mortgage REITs. By investing in REITs indirectly through a Fund, shareholders will bear not only the proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of underlying REITs.

A Fund may be subject to certain risks associated with the direct investments of REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Mortgage REITs may be affected by the quality of the credit extended. Furthermore, REITs are dependent on specialized management skills. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties. REITs generally depend on their ability to generate cash flow to make distributions to shareholders or unitholders and may be subject to defaults by borrowers and to self-liquidations. In addition, a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Code or its failure to maintain exemption from registration under the 1940 Act. The Emerging Markets Debt Fund may not invest in REITs.

RECEIPTS—Receipts are interests in separately traded interest and principal component parts of U.S. Government obligations that are issued by banks or brokerage firms and are created by depositing U.S. Government obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register.

Receipts include "Treasury Receipts" ("TRs"), "Treasury Investment Growth Receipts" ("TIGRs"), "Liquid Yield Option Notes" ("LYONs") and "Certificates of Accrual on Treasury Securities" ("CATS"). LYONs, TIGRs and CATS are interests in private proprietary accounts while TRs and Separately Traded Registered Interest and Principal Securities ("STRIPS") (see "U.S. Treasury Obligations") are interests in accounts sponsored by the U.S. Treasury. Receipts are sold as zero coupon securities, which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is accreted over the life of the security, and such accretion will constitute the income earned on the security for both accounting and tax purposes. For tax purposes, original issue discount that accretes in a taxable year is treated as earned by a Fund and therefore is subject to the distribution requirements applicable to regulated investment companies under Subchapter M of the Code. Because of these features, such securities may be subject to greater interest rate volatility than interest paying fixed income securities.

REPURCHASE AGREEMENTS—A repurchase agreement is an agreement in which one party sells securities to another party in return for cash, with an agreement to repurchase equivalent securities at an agreed-upon price and on an agreed-upon future date. A Fund may enter into repurchase agreements with financial institutions and follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions deemed creditworthy by the advisers. The repurchase agreements entered into by a Fund will provide that the underlying collateral at all times shall have a value equal to at least 102% of the resale price stated in the agreement at all times. The advisers monitor compliance with this requirement, as well as the ongoing financial condition and creditworthiness of the counterparty. Under all repurchase agreements entered into by a Fund, the custodian or its agent must take possession of the underlying collateral. In the event of a default or bankruptcy by a selling financial institution, a Fund will seek to liquidate such collateral. However, the exercising of each Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. A Fund may enter into "tri-party" repurchase agreements. In "tri-party" repurchase agreements, an unaffiliated third party custodian maintains accounts to hold collateral for the Fund and its counterparties and, therefore, the Fund may be subject to the credit risk of those custodians. At times, the investments of each of the Funds in repurchase agreements may be substantial when, in the view of SIMC or the Sub-Adviser(s), liquidity or other considerations so warrant.

RESTRICTED SECURITIES—Restricted securities are securities that may not be sold to the public without registration under the 1933 Act, or an exemption from registration. Permitted investments for the Funds include restricted securities. Restricted securities, including securities eligible for re-sale under Rule 144A of the 1933 Act, that are determined to be liquid are not subject to a Fund's limitation on investing in illiquid securities. The determination of whether a restricted security is illiquid is to be made by an adviser pursuant to guidelines adopted by the Board. Under these guidelines, the particular adviser will consider the frequency of trades and quotes for the security, the number of dealers in, and potential purchasers for, the securities, dealer undertakings to make a market in the security and the nature of the security and of the marketplace trades. In purchasing such restricted securities, the advisers intend to purchase securities that are exempt from registration under Rule 144A under the 1933 Act and Section 4(a)(2) commercial paper issued in reliance on an exemption from registration under Section 4(a)(2) of the 1933 Act, including, but not limited to, Rules 506(b) or 506(c) under Regulation O.

REVERSE REPURCHASE AGREEMENTS AND SALE-BUYBACKS—Certain Funds may borrow funds for temporary purposes by entering into reverse repurchase agreements. Reverse repurchase agreements are transactions in which a Fund sells portfolio securities to financial institutions, such as banks and broker-dealers, and agrees to repurchase them at a mutually agreed-upon date and price that is higher than the original sale price. Reverse repurchase agreements are similar to a fully collateralized borrowing by the Fund. At the time a Fund enters into a reverse repurchase agreement, it will earmark on the books of the Fund or place in a segregated account cash or liquid securities having a value equal to the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that such equivalent value is maintained.

Reverse repurchase agreements involve risks. Reverse repurchase agreements are a form of leverage, and the use of reverse repurchase agreements by a Fund may increase the Fund's volatility. Reverse repurchase agreements are also subject to the risk that the other party to the reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to a Fund. Reverse repurchase agreements also involve the risk that the market value of the securities sold by a Fund may decline below the price at which it is obligated to repurchase the securities. In addition, when a Fund invests the proceeds it receives in a reverse repurchase transaction, there is a risk that those investments may decline in value. In this circumstance, the Fund could be required to sell other investments in order to meet its obligations to repurchase the securities.

In a sale-buyback transaction, a Fund sells an underlying security for settlement at a later date. A sale-buyback is similar to a reverse repurchase agreement, except that in a sale-buyback the counterparty who purchases the security is entitled to receive any principal or interest payments made on the underlying security pending settlement of the Fund's repurchase of the underlying security. A Fund's obligations under a sale-buyback would typically be offset by earmarking on the books of the Fund or placing in a segregated account cash or liquid securities having a value equal to the amount of the Fund's forward commitment to repurchase the underlying security.

RISKS OF CYBER ATTACKS—As with any entity that conducts business through electronic means in the modern marketplace, the Funds, and their service providers, may be susceptible to operational and information security risks resulting from cyber attacks. Cyber attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized monitoring, release, misuse, loss, destruction or corruption of confidential information, unauthorized access to relevant systems, compromises to networks or devices that the Funds and their service providers use to service the Funds' operations, operational disruption or failures in the physical infrastructure or operating systems that support the Funds and their service providers, or various other forms of cyber security breaches. Cyber attacks affecting a Fund, SIMC or any of the Sub-Advisers, the Fund's distributor, custodian, transfer agent, or any other of the Fund's intermediaries or service providers may adversely impact the Fund and its shareholders, potentially resulting in, among other things, financial losses or the inability of Fund shareholders to transact business. For instance, cyber attacks may interfere with the processing of shareholder transactions, impact the Fund's ability to calculate its NAVs, cause the release of private shareholder information or confidential business information, impede trading, subject the Fund to regulatory fines or financial losses and/or cause reputational damage. The Funds may also incur additional costs for cyber security risk management purposes designed to mitigate or prevent the risk of cyber attacks. Such costs may be ongoing because threats of cyber-attacks are constantly evolving as cyber attackers become more sophisticated and their techniques become more complex. Similar types of cyber security risks are also present for issuers of securities in which a Fund may invest, which could result in material adverse consequences for such issuers and may cause the Fund's investment in such companies to lose value. There can be no assurance that the Funds, the Funds' service providers, or the issuers of the securities in which the Funds invest will not suffer losses relating to cyber attacks or other information security breaches in the future. A Fund may also experience losses due to systems failures or inadequate system back-up or procedures at the brokerage firm(s) carrying the Fund's positions.

SECURITIES LENDING—Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Board. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). No Fund will lend portfolio securities to its advisers or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. Government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily, although the borrower will be required to deliver collateral of 102% and 105% of the market value of borrowed securities for domestic and foreign issuers, respectively. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund.

The Fund may pay a part of the interest earned from the investment of collateral or other fee to an unaffiliated third party for acting as the Fund's securities lending agent.

By lending its securities, a Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. Government securities or letters of credit are used as collateral. Each Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan on demand; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the Fund may pay only reasonable fees in connection with the loan (which fees may include fees payable to the lending agent, the borrower, the Fund's administrator and the custodian); and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Fund must terminate the loan and regain the right to vote the securities. The Board has adopted procedures reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon the Fund's ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

A Fund will invest the cash received as collateral through loan transactions in other eligible securities, which may include shares of an affiliated or unaffiliated registered money market fund or of an affiliated or unaffiliated unregistered money market fund that complies with the requirements of Rule 2a-7 under the 1940 Act to the extent required by the 1940 Act. Such money market funds might not seek or be able to maintain a stable $1 per share NAV. Investing the cash collateral subjects the Fund to market risk. A Fund remains obligated to return all collateral to the borrower under the terms of its securities lending arrangements even if the value of the investments made with the collateral has declined. Accordingly, if the value of a security in which the cash collateral has been invested declines, the loss would be borne by the Fund, and the Fund may be required to liquidate other investments in order to return collateral to the borrower at the end of a loan.

The cash collateral may be invested in the SEI Liquidity Fund, LP ("Liquidity Fund"), an affiliated unregistered money market fund managed by SIMC and operated in accordance with Rule 12d1-1 under the 1940 Act. Although the Liquidity Fund is not registered as an investment company under the 1940 Act, it intends to operate as a money market fund in compliance with Rule 2a-7 of the 1940 Act to the extent required by Rule 12d1-1 under the 1940 Act. The cash collateral invested in the Liquidity Fund may be subject to the risk of loss in the underlying investments of the Liquidity Fund. When a Fund invests in the Liquidity Fund, it will bear a pro rata portion of the Liquidity Fund's expenses, which includes fees paid to SIMC or its affiliates.

SHORT SALES—Short sales may be used by a Fund as part of its overall portfolio management strategies or to offset (hedge) a potential decline in the value of a security. A Fund may engage in short sales that are either "against the box" or "uncovered." A short sale is "against the box" if at all times during which the short position is open, a Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities that are sold short. A short sale against the box is a taxable transaction to a Fund with respect to the securities that are sold short. Uncovered short sales are transactions under which a Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale may be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

Until a Fund closes its short position or replaces the borrowed security, the Fund will: (i) earmark on the books of the Fund or maintain in a segregated account cash or liquid securities at such a level that the amount earmarked or deposited in the segregated account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; or (ii) otherwise "cover" the Fund's short position as required by the 1940 Act.

Certain Funds may engage in short sales in an attempt to capitalize on equity securities that they believe will underperform the market or their peers. When these Funds sell securities short, they may use the proceeds from the sales to purchase long positions in additional equity securities that they believe will outperform the market or their peers. This strategy may effectively result in the Funds having a leveraged investment portfolio, which results in greater potential for loss. Leverage can amplify the effects of market volatility on the Funds' share price and make the Funds' returns more volatile. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Funds' portfolio securities. The use of leverage may also cause the Funds to liquidate portfolio positions when it would not be advantageous to do so or in order to satisfy its obligations.

SOVEREIGN DEBT—The Emerging Markets Debt Fund may invest in sovereign debt securities. The cost of servicing external debt will also generally be adversely affected by rising international interest rates because many external debt obligations bear interest at rates that are adjusted based upon international interest rates. The ability to service external debt will also depend on the level of the relevant government's international currency reserves and its access to foreign exchange. Currency devaluations may affect the ability of a sovereign obligor to obtain sufficient foreign exchange to service its external debt.

As a result of the foregoing or other factors, a governmental obligor may default on its obligations. If such an event occurs, the Fund may have limited legal recourse against the issuer and/or guarantor. Remedies must, in some cases, be pursued in the courts of the defaulting party itself, and the ability of the holder of foreign sovereign debt securities to obtain recourse may be subject to the political climate in the relevant country. In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of other foreign sovereign debt obligations in the event of default under their commercial bank loan agreements.

STRUCTURED SECURITIES—The Emerging Markets Debt Fund may invest a portion of its assets in entities organized and operated solely for the purpose of restructuring the investment characteristics of sovereign debt obligations of emerging market issuers. This type of restructuring involves the deposit with, or purchase by, an entity, such as a corporation or trust, of specified instruments (such as commercial bank loans or Brady Bonds) and the issuance by that entity of one or more classes of securities ("Structured Securities") backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued Structured Securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of the payments made with respect to Structured Securities is dependent on the extent of the cash flow on the underlying instruments. Because Structured Securities of the type in which the Fund anticipates it will invest typically involve no credit enhancement, their credit risk will generally be equivalent to that of the underlying instruments. The Fund is permitted to invest in a class of Structured Securities that is either subordinated or unsubordinated to the right of payment of another class. Subordinated Structured Securities typically have higher yields and present greater risks than unsubordinated Structured Securities. Structured Securities are typically sold in private placement transactions, and there is currently no active trading market for Structured Securities. Certain issuers of such Structured Securities may be deemed to be "investment companies" as defined in the 1940 Act. As a result, the Fund's investment in such securities may be limited by certain investment restrictions contained in the 1940 Act.

SWAPS, CAPS, FLOORS, COLLARS AND SWAPTIONS—Swaps are centrally-cleared or OTC derivative products in which two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities (referred to as the "underlying") and a predetermined amount (referred to as the "notional amount"). The underlying for a swap may be an interest rate (fixed or floating), a currency exchange rate, a commodity price index, a security, group of securities or a securities index, a combination of any of these or various other rates, securities, instruments, assets or indexes. Swap agreements generally do not involve the delivery of the underlying or principal, and a party's obligations are generally equal to only the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the swap agreement.

A great deal of flexibility is possible in the way swaps may be structured. For example, in a simple fixed-to-floating interest rate swap, one party makes payments equivalent to a fixed interest rate, and the other party makes payments calculated with reference to a specified floating interest rate, such as the London Interbank Offered Rate ("LIBOR") or the prime rate. In a currency swap, the parties generally enter into an agreement to pay interest streams in one currency based on a specified rate in exchange for receiving interest streams denominated in another currency. Currency swaps may involve initial and final exchanges of the currency that correspond to the agreed-upon notional amount. The use of currency swaps is a highly specialized activity which involves special investment techniques and risks, including settlement risk, non-business day risk, the risk that trading hours may not align, and the risk of market disruptions and restrictions due to government action or other factors.

A Fund may engage in simple or more complex swap transactions involving a wide variety of underlyings for various reasons. For example, a Fund may enter into a swap: (i) to gain exposure to investments (such as an index of securities in a market) or currencies without actually purchasing those stocks or currencies; (ii) to make an investment without owning or taking physical custody of securities or currencies in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable; (iii) to hedge an existing position; (iv) to obtain a particular desired return at a lower cost to the Fund than if it had invested directly in an instrument that yielded the desired return; or (v) for various other reasons.

Certain Funds may enter into credit default swaps as a buyer or a seller. The buyer in a credit default contract is obligated to pay the seller a periodic stream of payments over the term of the contract provided no event of default has occurred. If an event of default occurs, the seller must pay the buyer the full notional value ("par value") of the underlying in exchange for the underlying. If a Fund is a buyer and no event of default occurs, the Fund will have made a stream of payments to the seller without having benefited from the default protection it purchased. However, if an event of default occurs, the Fund, as a buyer, will receive the full notional value of the underlying that may have little or no value following default. As a seller, a Fund receives a fixed rate of income throughout the term of the contract, provided there is no default. If an event of default occurs, the Fund would be obligated to pay the notional value of the underlying in return for the receipt of the underlying. The value of the underlying received by the Fund, coupled with the periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Fund. Credit default swaps involve different risks than if a Fund invests in the underlying directly. For example, credit default swaps would increase credit risk by providing the Fund with exposure to both the issuer of the referenced obligation (typically a debt obligation) and the counterparty to the credit default swap. Credit default swaps may in some cases be illiquid. Furthermore, the definition of a "credit event" triggering the seller's payment obligations obligation under a credit default swap may not encompass all of the circumstances in which the buyer may suffer credit-related losses on an obligation of a referenced entity.

The Funds may enter into total return swap agreements. Total return swap agreements are contracts in which one party agrees to make periodic payments based on the change in market value of underlying assets, which may include a specified security, basket of securities, defined portfolios of bonds, loans and mortgages, or securities indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or market.

Total return swap agreements may effectively add leverage to a Fund's portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap. Total return swaps are a mechanism for the user to accept the economic benefits of asset ownership without utilizing the balance sheet. The other leg of the swap, usually LIBOR, is spread to reflect the non-balance sheet nature of the product. Total return swaps can be designed with any underlying asset agreed between two parties. Typically no notional amounts are exchanged with total return swaps. Total return swap agreements entail the risk that a party will default on its payment obligations to the Fund thereunder. Swap agreements also entail the risk that a Fund will not be able to meet its obligation to the counterparty. Generally, a Fund will enter into total return swaps on a net basis (i.e., the two payment streams are netted out with the Fund receiving or paying, as the case may be, only the net amount of the two payments). Fully funded total return swaps have economic and risk characteristics similar to credit-linked notes, which are described above.

Caps, floors, collars and swaptions are privately-negotiated option-based derivative products. Like a put or call option, the buyer of a cap or floor pays a premium to the writer. In exchange for that premium, the buyer receives the right to a payment equal to the differential if the specified index or rate rises above (in the case of a cap) or falls below (in the case of a floor) a pre-determined strike level. Like swaps, obligations under caps and floors are calculated based upon an agreed notional amount, and, like most swaps (other than foreign currency swaps), the entire notional amount is not exchanged. A collar is a combination product in which one party buys a cap from and sells a floor to another party. Swaptions give the holder the right to enter into a swap. A Fund may use one or more of these derivative products in addition to or in lieu of a swap involving a similar rate or index.

Under current market practice, swaps, caps, collars and floors between the same two parties are generally documented under a "master agreement." In some cases, options and forwards between the parties may also be governed by the same master agreement. In the event of a default, amounts owed under all transactions entered into under, or covered by, the same master agreement would be netted, and only a single payment would be made.

Generally, a Fund would calculate the obligations of the swap agreements' counterparties on a "net basis." Consequently, a Fund's current obligation (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each counterparty to the swap agreement (the "net amount"). A Fund's current obligation under a swap agreement will be accrued daily (offset against any amounts owed to the Fund), and any accrued but unpaid net amounts owed to a swap counterparty will be "covered" as required by the 1940 Act.

The swap market has grown substantially in recent years, with a large number of banks and investment banking firms acting both as principals and as agents using standardized swap agreements. As a result, the use of swaps has become more prevalent in comparison with the markets for other similar instruments that are also traded in OTC markets.

Swaps and other derivatives involve risks. One significant risk in a swap, cap, floor, collar or swaption is the volatility of the specific interest rate, currency or other underlying that determines the amount of payments due to and from a Fund. This is true whether these derivative products are used to create additional risk exposure for a Fund or to hedge, or manage, existing risk exposure. If under a swap, cap, floor, collar or swaption agreement a Fund is obligated to make a payment to the counterparty, the Fund must be prepared to make the payment when due. A Fund could suffer losses with respect to such an agreement if the Fund is unable to terminate the agreement or reduce its exposure through offsetting transactions. Further, the risks of caps, floors and collars, like put and call options, may be unlimited for the seller if the cap or floor is not hedged or covered, but is limited for the buyer.

Because under swap, cap, floor, collar and swaption agreements a counterparty may be obligated to make payments to a Fund, these derivative products are subject to risks related to the counterparty's creditworthiness, in addition to other risks discussed in this SAI and in the Prospectuses. If a counterparty defaults, a Fund's risk of loss will consist of any payments that the Fund is entitled to receive from the counterparty under the agreement (this may not be true for currency swaps that require the delivery of the entire notional amount of one designated currency in exchange for the other). Upon default by a counterparty, however, a Fund may have contractual remedies under the swap agreement.

A Fund will enter into swaps only with counterparties that SIMC or the Sub-Advisers, as applicable, believe to be creditworthy. In addition, a Fund will earmark on the books of the Fund or segregate cash or liquid securities in an amount equal to any liability amount owned under a swap, cap, floor, collar or swaption agreement, or will otherwise "cover" its position as required by the 1940 Act.

The swap market is a relatively new market for which regulations are still being developed. The Dodd-Frank Act has substantially altered and increased the regulation of swaps. Swaps are broadly defined in the Dodd-Frank Act and also include commodity options and non-deliverable forwards ("NDFs"). Additionally, the Dodd-Frank Act divided the regulation of swaps between commodity swaps (such as swaps on interest rates, currencies, physical commodities, broad based stock indexes, and broad based CDS indexes), regulated by the CFTC, and security based swaps (such as equity swaps and single name CDS), regulated by the SEC. The CFTC will determine which categories of swaps will be required to be traded on regulated exchange-like platforms, such as swap execution facilities, and which will be required to be centrally cleared. Cleared swaps must be cleared through futures commission merchants registered with the CFTC, and such futures commission merchants will be required to collect margin from customers for such cleared swaps. Additionally, all swaps are subject to reporting to a swap data repository. Dealers in swaps will be required to register with the CFTC as swap dealers and will be required to comply with extensive regulations regarding their external and internal business conduct practices, regulatory capital requirements, and rules regarding the holding of counterparty collateral. The SEC will be adopting parallel regulatory requirements applicable to security based swaps. It is possible that developments in the swap market, including potential additional government regulation, could adversely affect a Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

U.S. GOVERNMENT SECURITIES—Examples of types of U.S. Government obligations in which a Fund may invest include U.S. Treasury obligations and the obligations of U.S. Government agencies or U.S. Government sponsored entities such as Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, the Farmers Home Administration, the Export-Import Bank of the United States, the Small Business Administration, Fannie Mae, GNMA, the General Services Administration, the Student Loan Marketing Association, the Central Bank for Cooperatives, Freddie Mac, Federal Intermediate Credit Banks, the Maritime Administration and other similar agencies. Whether backed by the full faith and credit of the U.S. Treasury or not, U.S. Government securities are not guaranteed against price movements due to fluctuating interest rates.

U.S. Treasury Obligations. U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry systems known as STRIPS and TRs.

Receipts. Receipts are interests in separately-traded interest and principal component parts of U.S. Government obligations that are issued by banks or brokerage firms and are created by depositing U.S. Government obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. TRs and STRIPS are interests in accounts sponsored by the U.S. Treasury. Receipts are sold as zero coupon securities, which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal.

U.S. Government Zero Coupon Securities. STRIPS and receipts are sold as zero coupon securities; that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturities and credit qualities.

U.S. Government Agencies. Some obligations issued or guaranteed by agencies of the U.S. Government are supported by the full faith and credit of the U.S. Treasury (e.g., Treasury bills, notes and bonds and securities guaranteed by GNMA), others are supported by the right of the issuer to borrow from the U.S. Treasury (e.g., obligations of Federal Home Loan Banks), while still others are supported only by the credit of the instrumentality (e.g., obligations of Fannie Mae). Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that, in the event of a default prior to maturity, there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of a Fund's shares.

VARIABLE AND FLOATING RATE INSTRUMENTS—Certain obligations may carry variable or floating rates of interest and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates that are not fixed but that vary with changes in specified market rates or indexes. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES—When-issued and delayed delivery basis, including "TBA" (to be announced) basis, transactions involve the purchase of an instrument with payment and delivery taking place in the future. Delivery of and payment for these securities may occur a month or more after the date of the purchase commitment. A TBA transaction is a method of trading mortgage-backed securities. In a TBA transaction, the buyer and seller agree upon general trade parameters such as agency, settlement date, par amount and price. The actual pools delivered generally are determined two days prior to the settlement date. The interest rate realized on these securities is fixed as of the purchase date, and no interest accrues to a Fund before settlement. These securities are subject to market fluctuation due to changes in market interest rates, and it is possible that the market value of these securities at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of actually acquiring securities for its portfolio, the Fund may dispose of a when-issued security or forward commitment prior to settlement if the advisers deem it appropriate. When a Fund purchases when-issued or delayed delivery securities, it will "cover" its position as required by the 1940 Act.

YANKEE OBLIGATIONS—Yankee obligations ("Yankees") are U.S. dollar-denominated instruments of foreign issuers who either register with the SEC or issue securities under Rule 144A of the 1933 Act. These obligations consist of debt securities (including preferred or preference stock of non-governmental issuers), certificates of deposit, fixed time deposits and bankers' acceptances issued by foreign banks, and debt obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities. Some securities issued by foreign governments or their subdivisions, agencies and instrumentalities may not be backed by the full faith and credit of the foreign government.

The Yankees selected for a Fund will adhere to the same quality standards as those utilized for the selection of domestic debt obligations.

ZERO COUPON SECURITIES—Zero coupon securities are securities that are sold at a discount to par value and securities on which interest payments are not made during the life of the security. Upon maturity, the holder is entitled to receive the par value of the security. While interest payments are not made on such securities, holders of such securities are deemed to have received "phantom income" annually. Because a Fund will distribute its "phantom income" to shareholders, to the extent that shareholders elect to receive dividends in cash rather than reinvesting such dividends in additional shares, the Fund will have fewer assets with which to purchase income producing securities. Pay-in-kind securities pay interest in either cash or additional securities, at the issuer's option, for a specified period. Pay-in-kind bonds, like zero coupon bonds, are designed to give an issuer flexibility in managing cash flow. Pay-in-kind bonds are expected to reflect the market value of the underlying debt plus an amount representing accrued interest since the last payment. Pay-in-kind bonds are usually less volatile than zero coupon bonds, but more volatile than cash pay securities. Pay-in-kind securities are securities that have interest payable by delivery of additional securities. Upon maturity, the holder is entitled to receive the aggregate par value of the securities. Deferred payment securities are securities that remain zero coupon securities until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals.

To avoid any leveraging concerns, a Fund will "cover" its position as required by the 1940 Act. Zero coupon, pay-in-kind and deferred payment securities may be subject to greater fluctuation in value and lesser liquidity in the event of adverse market conditions than comparably rated securities paying cash interest at regular interest payment periods. STRIPS and receipts (TRs, TIGRs, LYONs and CATS) are sold as zero coupon securities, that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturities but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturities and credit qualities.

Corporate zero coupon securities are: (i) notes or debentures that do not pay current interest and are issued at substantial discounts from par value; or (ii) notes or debentures that pay no current interest until a stated date one or more years into the future, after which date the issuer is obligated to pay interest until maturity, usually at a higher rate than if interest were payable from the date of issuance, and may also make interest payments in kind (e.g., with identical zero coupon securities). Such corporate zero coupon securities, in addition to the risks identified above, are subject to the risk of the issuer's failure to pay interest and repay principal in accordance with the terms of the obligation. A Fund must accrete the discount or interest on high-yield bonds structured as zero coupon securities as income even though it does not receive a corresponding cash interest payment until the security's maturity or payment date. For tax purposes, original issue discount that accretes in a taxable year is treated as earned by a Fund and is therefore subject to the distribution requirements applicable to the regulated investment companies under Subchapter M of the Code. A Fund may have to dispose of its securities under disadvantageous circumstances to generate cash or may have to leverage itself by borrowing cash to satisfy distribution requirements. A Fund accrues income with respect to the securities prior to the receipt of cash payments.

INVESTMENT LIMITATIONS

The following are fundamental and non-fundamental policies of the Funds. The following percentage limitations (except for the limitation on borrowing) will apply at the time of the purchase of a security and shall not be considered violated unless an excess of deficiency occurs immediately after or as a result of a purchase of such security.

Fundamental Policies

The following investment limitations are fundamental policies of each Fund, which cannot be changed with respect to the Fund without the consent of the holders of a majority of the Fund's outstanding shares. The term "majority of outstanding shares" means the vote of: (i) 67% or more of the Fund's shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy; or (ii) more than 50% of the Fund's outstanding shares, whichever is less.

Each of the International Equity, Emerging Markets Equity, International Fixed Income and Emerging Markets Debt Funds may not:

  1.  Purchase securities of an issuer if it would cause the Fund to fail to satisfy the diversification requirement for a diversified management company under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time. This investment limitation does not apply to the Emerging Markets Debt or International Fixed Income Funds.

  2.  Concentrate investments in a particular industry or group of industries, as concentration is defined under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

  3.  Borrow money or issue senior securities (as defined under the 1940 Act), except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

  4.  Make loans, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

  5.  Purchase or sell commodities or real estate, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

  6.  Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

  7.  With respect to the International Fixed Income Fund, acquire more than 10% of the voting securities of any one issuer.

Non-Fundamental Policies

The following investment limitations are non-fundamental policies and may be changed by the Board without a vote of shareholders.

Each of the International Equity, Emerging Markets Equity and Emerging Markets Debt Funds may not:

  1.  Pledge, mortgage or hypothecate assets, except to secure permitted borrowings or in relation to the deposit of assets in escrow or in segregated accounts in compliance with the asset segregation requirements imposed by Section 18 of the 1940 Act, or any rule or SEC staff interpretation thereunder.

  2.  Purchase securities on margin or effect short sales, except that each Fund may: (i) obtain short-term credits as necessary for the clearance of security transactions; (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts; and (iii) make short sales "against the box" or in compliance with the SEC's position regarding the asset segregation requirements of Section 18 of the 1940 Act.

  3.  Purchase or hold illiquid securities, i.e., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

  4.  With respect to 75% of its total assets: (i) purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer; or (ii) acquire more than 10% of the outstanding voting securities of any one issuer. This limitation does not apply to the Emerging Markets Debt Fund.

  5.  Purchase any securities that would cause 25% or more of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

  6.  Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies that either obligate a Fund to purchase securities or require a Fund to segregate assets are not considered to be borrowings. To the extent its borrowings exceed 5% of its assets: (i) all borrowings will be repaid before a Fund makes additional investments and any interest paid on such borrowings will reduce income; and (ii) asset coverage of at least 300% is required.

  7.  Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that each Fund may: (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; (iii) lend its securities; and (iv) participate in the SEI Funds inter-fund lending program.

  8.  Purchase or sell real estate, physical commodities or commodities contracts, except that each Fund may purchase: (i) marketable securities issued by companies that own or invest in real estate (including REITs), commodities or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

  9.  Issue senior securities (as defined in the 1940 Act), except as permitted by rule, regulation or order of the SEC.

  10.  With respect to the International Equity Fund, invest less than 80% of its net assets, under normal circumstances, in equity securities. This non-fundamental policy may be changed by the Board with at least 60 days' notice to the International Equity Fund's shareholders.

  11.  With respect to the Emerging Markets Equity Fund, invest less than 80% of its net assets, under normal circumstances, in equity securities of emerging market issuers. This non-fundamental policy may be changed by the Board with at least 60 days' notice to the Emerging Markets Equity Fund's shareholders.

  12.  With respect to the Emerging Markets Debt Fund, invest less than 80% of its net assets, under normal circumstances, in fixed income securities of emerging markets issuers. This non-fundamental policy may be changed by the Board with at least 60 days' notice to the Emerging Markets Debt Fund's shareholders.

The International Fixed Income Fund may purchase or sell financial and physical commodities, commodity contracts based on (or relating to) physical commodities or financial commodities and securities and derivative instruments whose values are derived from (in whole or in part) physical commodities or financial commodities.

The International Fixed Income Fund may not:

  1.  Purchase any securities that would cause 25% or more of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

  2.  Borrow money, except for temporary or emergency purposes, and then only in an amount not exceeding 10% of the value of the total assets of the Fund. This borrowing provision is included solely to facilitate the orderly sale of portfolio securities to accommodate substantial redemption requests if they should occur and is not for investment purposes. All borrowings will be repaid before the Fund makes additional investments and any interest paid on such borrowings will reduce the income of the Fund.

  3.  Pledge, mortgage or hypothecate assets, except to secure temporary borrowings as described in its Prospectuses in aggregate amounts not to exceed 10% of the net assets of such Fund taken at current value at the time of the incurrence of such loan.

  4.  Make loans, except that the Fund may: (i) enter into repurchase agreements, provided that repurchase agreements and time deposits maturing in more than seven days, and other illiquid securities, including securities that are not readily marketable or are restricted, are not to exceed, in the aggregate, 15% of the Fund's total assets; (ii) engage in securities lending as described in its Prospectuses and in the SAI; (iii) purchase or hold debt securities in accordance with its investment objectives and policies; and (iv) participate in the SEI Fund inter-fund lending program.

  5.  Make short sales of securities, maintain a short position or purchase securities on margin, except as described in the Prospectuses and except that the Trust may obtain short-term credits as necessary for the clearance of security transactions.

  6.  Issue senior securities (as defined in the 1940 Act), except in connection with permitted borrowing as described in the Prospectuses and this SAI or as permitted by rule, regulation or order of the SEC.

  7.  Purchase illiquid securities (i.e., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturity in more than seven days)), if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

  8.  Invest less than 80% of its net assets, under normal circumstances, in fixed income securities. This non-fundamental policy may be changed by the Board with at least 60 days' notice to the International Fixed Income Fund's shareholders.

The following descriptions of the 1940 Act may assist shareholders in understanding the above policies and restrictions.

Diversification. Under the 1940 Act, a diversified investment management company, as to 75% of its total assets, may not purchase securities of any issuer (other than securities issued or guaranteed by the U.S. Government, its agents or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer's outstanding voting securities would be held by the fund.

Concentration. The SEC has presently defined concentration as investing 25% or more of an investment company's net assets in an industry or group of industries, with certain exceptions.

For purposes of the industry concentration limitations discussed above, these definitions apply to each Fund: (i) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (ii) financial service companies will be classified according to end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; (iii) supranational agencies will be deemed to be issuers conducting their principal business activities in the same industry; and (iv) governmental issuers within a particular country will be deemed to be conducting their principal business in the same industry.

Borrowing. The 1940 Act presently allows a fund to borrow from any bank (including pledging, mortgaging or hypothecating assets) in an amount up to 33 1/3% of its total assets, including the amount borrowed (not including temporary borrowings not in excess of 5% of its total assets).

Senior Securities. Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness. The 1940 Act generally prohibits funds from issuing senior securities, although it does not treat certain transactions as senior securities, such as certain borrowings, short sales, reverse repurchase agreements, firm commitment agreements and standby commitments, with appropriate earmarking or segregation of assets to cover such obligation.

Lending. Under the 1940 Act, a fund may only make loans if expressly permitted by its investment policies. Each Fund's non-fundamental investment policy on lending is set forth above.

Underwriting. Under the 1940 Act, underwriting securities involves a fund purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly. Under the 1940 Act, a diversified fund may not make any commitment as underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers (other than investment companies) of which it owns more than 10% of the outstanding voting securities, exceeds 25% of the value of its total assets.

Real Estate. The 1940 Act does not directly restrict a fund's ability to invest in real estate, but does require that every fund have a fundamental investment policy governing such investments. The International Equity, Emerging Markets Equity, International Fixed Income and Emerging Markets Debt Funds have adopted a fundamental policy that would permit direct investment in real estate. However, the International Equity, Emerging Markets Equity, International Fixed Income and Emerging Markets Debt Funds have a non-fundamental investment limitation that prohibits them from investing directly in real estate. This non-fundamental policy may be changed only by vote of each Fund's Board.

THE ADMINISTRATOR AND TRANSFER AGENT

General. SEI Investments Global Funds Services (the "Administrator"), a Delaware statutory trust, has its principal business offices at One Freedom Valley Drive, Oaks, Pennsylvania 19456. The Administrator also serves as the transfer agent for the Funds. SIMC, a wholly owned subsidiary of SEI Investments Company ("SEI"), is the owner of all beneficial interest in the Administrator. SEI and its subsidiaries and affiliates, including the Administrator, are leading providers of fund evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to other mutual funds.

Administration Agreement with the Trust. The Trust and the Administrator have entered into an administration and transfer agency agreement (the "Administration Agreement"). Under the Administration Agreement, the Administrator provides the Trust with administrative and transfer agency services or employs certain other parties, including its affiliates, who provide such services. Such services generally include, but are not limited to:

•  maintaining books and records related to a Fund's cash and position reconciliations, and portfolio transactions;

•  preparation of financial statements and other reports for the Funds;

•  calculating the NAV of the Funds in accordance with the Funds' valuation policies and procedures;

•  tracking income and expense accruals and processing disbursements to vendors and service providers;

•  providing performance, financial and expense information for registration statements and board materials;

•  providing certain tax monitoring and reporting;

•  providing space, equipment, personnel and facilities;

•  maintaining share transfer records;

•  reviewing account opening documents and subscription and redemption requests;

•  calculating and distributing required ordinary income and capital gains distributions; and

•  providing anti-money laundering program services.

The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

The Administration Agreement shall remain effective for the initial term of the Agreement and each renewal term thereof unless earlier terminated: (i) by a vote of a majority of the Trustees of the Trust on not less than 60 days' written notice to the Administrator; or (ii) by the Administrator on not less than 90 days' written notice to the Trust.

Administration Fees. For its administrative services, the Administrator receives a fee, which is calculated based upon the aggregate average daily net assets of the Trust and paid monthly by each Fund at the following annual rates:

Fund	Administration Fee
International Equity Fund	0.45%
Emerging Markets Equity Fund	0.45%
International Fixed Income Fund	0.45%
Emerging Markets Debt Fund	0.45%

For each Fund, the following table shows: (i) the dollar amount of fees paid to the Administrator by the Funds; and (ii) the dollar amount of the Administrator's voluntary fee waiver for the fiscal years ended September 30, 2013, 2014 and 2015:

	Administration Fees Paid (000)			Administration Fees Waived (000)
Fund	2013	2014	2015	2013	2014	2015
International Equity Fund	$9,190	$11,775	$12,583	$0	$0	$0
Emerging Markets Equity Fund	$6,551	$11,553	$7,713	$0	$0	$0
International Fixed Income Fund	$2,980	$2,944	$2,342	$0	$0	$0
Emerging Markets Debt Fund	$7,851	$8,224	$6,183	$0	$0	$0

THE ADVISER AND SUB-ADVISERS

General. SIMC serves as the investment adviser for the Funds. SIMC is a wholly owned subsidiary of SEI (NASDAQ: SEIC), a leading global provider of outsourced asset management, investment processing and investment operations solutions. The principal business address of SIMC and SEI is One Freedom Valley Drive, Oaks, Pennsylvania 19456. SEI was founded in 1968 and is a leading provider of investment solutions to banks, institutional investors, investment advisers and insurance companies. As of September 30, 2015, SIMC had approximately $157.53 billion in assets under management.

Manager of Managers Structure. SIMC is the investment adviser to the International Equity, Emerging Markets Equity, International Fixed Income and Emerging Markets Debt Funds and operates as a "manager of managers." SIMC and the Trust have obtained an exemptive order from the SEC that permits

SIMC, with the approval of the Trust's Board, to hire, retain or terminate sub-advisers unaffiliated with SIMC for the Funds without submitting the sub-advisory agreements to a vote of the Funds' shareholders. Among other things, the exemptive relief permits the disclosure of only the aggregate amount payable by SIMC under all such sub-advisory agreements. The Funds will notify shareholders in the event of any addition or change in the identity of its Sub-Advisers.

SIMC oversees the investment advisory services provided to the Funds and may manage the cash portion of the Funds' assets. Pursuant to separate sub-advisory agreements with SIMC, and under the supervision of SIMC and the Board, the sub-advisers to the Funds are generally responsible for the day-to-day investment management of all or a discrete portion of the assets of the Funds. Sub-advisers also are responsible for managing their employees who provide services to the Funds.

Subject to Board review, SIMC allocates and, when appropriate, reallocates the Funds' assets to the Sub-Advisers, monitors and evaluates Sub-Adviser performance and oversees Sub-Adviser compliance with the Funds' investment objectives, policies and restrictions. SIMC has the ultimate responsibility for the investment performance of the Funds due to its responsibility to oversee Sub-Advisers and recommend their hiring, termination and replacement.

Advisory and Sub-Advisory Agreements. The Trust and SIMC have entered into an investment advisory agreement (the "Advisory Agreement"). Pursuant to the Advisory Agreement, SIMC oversees the investment advisory services provided to the Funds and may manage the cash portion of the Funds' assets. Pursuant to separate sub-advisory agreements (the "Sub-Advisory Agreements" and, together with the Advisory Agreement, the "Investment Advisory Agreements") with SIMC, and under the supervision of SIMC and the Board, one or more Sub-Advisers are responsible for the day-to-day investment management of all or a discrete portion of the assets of the Funds. The Sub-Advisers also are responsible for managing their employees who provide services to the Funds.

The Advisory Agreement and certain of the Sub-Advisory Agreements provide that SIMC (or any Sub-Adviser) shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder. In addition, certain of the Sub-Advisory Agreements provide that the Sub-Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or negligence on its part in the performance of its duties, or from reckless disregard of its obligations or duties thereunder.

The continuance of each Investment Advisory Agreement after the first two (2) years must be specifically approved at least annually: (i) by the vote of a majority of the outstanding shares of that Fund or by the Trustees; and (ii) by the vote of a majority of the Trustees who are not parties to such Investment Advisory Agreement or "interested persons" of any party thereto, cast in-person at a meeting called for the purpose of voting on such approval. Each Investment Advisory Agreement will terminate automatically in the event of its assignment and is terminable at any time without penalty by the Trustees of the Trust or, with respect to a Fund, by a majority of the outstanding shares of that Fund, on not less than 30 days' nor more than 60 days' written notice to SIMC or the Fund's Sub-Adviser, as applicable, or by SIMC or the Fund's Sub-Adviser, as applicable, on 90 days' written notice to the Trust.

Advisory Fees. For these advisory services, SIMC receives a fee, which is calculated daily and paid monthly, at an annual rate of 0.51% of the International Equity Fund's average daily net assets, 1.05% of the Emerging Markets Equity Fund's average daily net assets and 0.85% of the Emerging Markets Debt Fund's average daily net assets. With respect to the International Fixed Income Fund, from October 1, 2009 until February 28, 2010 SIMC received an advisory fee of 0.15% of the Fund's average daily net assets. At a meeting of the International Fixed Income Fund's shareholders held on February 18, 2010, the shareholders of the Fund approved an increase in the advisory fee paid to SIMC by the International Fixed Income Fund. As a result, effective March 1, 2010, SIMC receives an investment advisory fee from the International Fixed Income Fund of 0.30%.

SIMC pays the Sub-Advisers a fee out of its advisory fee, which is based on a percentage of the average monthly market value of the assets managed by each Sub-Adviser.

For each Fund, the following table shows: (i) the dollar amount of fees paid to SIMC by each Fund; and (ii) the dollar amount of SIMC's voluntary fee waivers for the fiscal years ended September 30, 2013, 2014 and 2015:

	Advisory Fees Paid (000)			Advisory Fees Waived (000)
Fund	2013	2014	2015	2013	2014	2015
International Equity Fund	$10,313	$13,214	$14,055	$0	$0	$66
Emerging Markets Equity Fund	$9,784	$17,587	$16,289	$798	$1,076	$1,726
International Fixed Income Fund*	$1,490	$1,472	$1,322	$0	$0	$240
Emerging Markets Debt Fund	$4,853	$5,200	$8,317	$5,413	$5,555	$3,362

*  Beginning on March 1, 2012, SIMC and its affiliates voluntarily waive a portion of their fees in order to keep the International Fixed Income Fund's annualized total fund operating expenses for the remainder of the year (exclusive of interest from borrowings, brokerage, commissions, taxes, Trustees' fees and extraordinary expenses not incurred in the ordinary course of the Fund's business) from exceeding 1.02%. The Fund's adviser and/or Administrator currently expects to voluntarily waive a portion of its fees in order to keep the Fund's total direct operating expenses (exclusive of interest from borrowings, brokerage, commissions, taxes, Trustees fees and extraordinary expenses not incurred in the ordinary course of the Fund's business) at a specified level similar to those set forth above.

Sub-Advisory Fees. For each Fund, the following table shows: (i) the dollar amount of fees paid to the Sub-Advisers by SIMC; and (ii) the dollar amount of the Sub-Advisers' voluntary fee waivers for the fiscal years ended September 30, 2013, 2014 and 2015:

	Sub-Advisory Fees Paid (000)			Sub-Advisory Fees Waived (000)
Fund	2013	2014	2015	2013	2014	2015
International Equity Fund	$6,895	$4,900	$9,262	$0	$0	$0
Emerging Markets Equity Fund	$4,621	$8,001	$7,763	$0	$0	$0
International Fixed Income Fund	$771	$8,678	$804	$0	$0	$0
Emerging Markets Debt Fund	$5,079	$764	$5,230	$0	$0	$0

The Sub-Advisers

ACADIAN ASSET MANAGEMENT LLC—Acadian Asset Management LLC ("Acadian") serves as a Sub-Adviser to a portion of the assets of the International Equity Fund. Acadian was founded in 1986 and is a subsidiary of OMAM Affiliate Holdings LLC, which is an indirectly wholly owned subsidiary of OM Asset Management plc, a publicly listed company on the NYSE.

ALLIANCEBERNSTEIN L.P.—AllianceBernstein L.P. ("AllianceBernstein") serves as a Sub-Adviser to a portion of the assets of the International Fixed Income Fund. As of September 30, 2015, AllianceBernstein Holding L.P. owned approximately 36.2% of the issued and outstanding AllianceBernstein Units and AXA, one of the largest global financial services organizations, owned an approximate 63.4% economic interest in AllianceBernstein.

BLACKCRANE CAPITAL, LLC—Blackcrane Capital, LLC ("Blackcrane") serves as a Sub-Adviser to a portion of the assets of the International Equity Fund. Blackcrane is a limited liability company incorporated in Washington State in 2012. As of September 30, 2015, Blackcrane is currently 69.1% owned by active employees. 5.9% is owned by passive investors. The remaining 25% is owned by a strategic partner, Northern Lights Midco, LLC.

CAUSEWAY CAPITAL MANAGEMENT LLC—Causeway Capital Management LLC ("Causeway") serves as a Sub-Adviser to a portion of the assets of the International Equity Fund. Causeway was founded in

2001 as a Delaware limited liability company. Causeway's parent holding company is owned by employees directly or through estate planning vehicles.

DELAWARE INVESTMENTS FUND ADVISERS, A SERIES OF DELAWARE MANAGEMENT BUSINESS TRUST—Delaware Investments Fund Advisers ("DIFA"), a series of Delaware Management Business Trust ("DMBT"), serves as a Sub-Adviser to a portion of the assets of the Emerging Markets Equity Fund. Sub-advisory services were transitioned from Delaware Management Company ("DMC") to DIFA, an affiliate of DMC and a series of DMBT, in May 2013. DMBT is a subsidiary of Delaware Management Holdings, Inc. ("DMHI"). DMHI is a subsidiary and subject to the ultimate control of Macquarie Group, Limited ("Macquarie"). Macquarie is a Sydney, Australia-headquartered global provider of banking, financial, advisory, investment and funds management services. Delaware Investments is the marketing name for DMHI and its subsidiaries. Investments in the Emerging Markets Equity Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (the "Macquarie Group"), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Emerging Markets Equity Fund, the repayment of capital from the Emerging Markets Equity Fund or any particular rate of return.

FIL INVESTMENT ADVISORS—FIL Investment Advisors ("FIA") serves as a Sub-Adviser to a portion of the assets of the International Fixed Income Fund. FIA has engaged its affiliate, FIL Investment Advisors (UK) Limited ("FIA UK"), to provide certain advisory services to the International Fixed Income Fund. FIA is a wholly owned subsidiary of FIL Limited ("FIL"), and FIA UK is a wholly owned subsidiary of FIL Holdings Limited, which is an indirect wholly owned subsidiary of FIL. FIL is a privately owned investment management firm that was incorporated in Bermuda in January, 1969.

HENDERSON GLOBAL INVESTORS (NORTH AMERICA) INC.—Henderson Global Investors (North America) Inc. ("HGINA"), located at 737 North Michigan Avenue, Suite 1700, Chicago, Illinois 60611 serves as a Sub-Adviser to a portion of the assets of the International Equity Fund. HGINA is an investment adviser registered with the SEC. HGINA is an indirect, wholly-owned subsidiary of Henderson Group plc, a London-based public company registered on the London Stock Exchange and the Australian Securities Exchange. Henderson Group plc is the holding company of the investment management group Henderson Global Investors. Established in 1934, Henderson Global Investors is an independent global asset management firm. Henderson Global Investors conducts its U.S. investment management business through HGINA and a variety of other investment advisory affiliates, all of which are under common control with HGINA.

INTECH INVESTMENT MANAGEMENT LLC—INTECH Investment Management LLC ("INTECH") serves as a Sub-Adviser to a portion of the assets of the International Equity Fund. Janus Capital Group Inc. ("Janus") indirectly owns approximately 97% of INTECH, and the remainder of INTECH is owned by its employees. INTECH was founded in 1987.

INVESTEC ASSET MANAGEMENT LTD.—Investec Asset Management Ltd. ("Investec") serves as a Sub-Adviser to a portion of the assets of the Emerging Markets Debt Fund. Investec is part of the global investment advisory business of Investec Asset Management ("IAM"), part of the Investec Group. Investec is a specialist provider of active investment products and services. Established in South Africa in 1991, Investec has evolved from a start-up into an international business. Investec, a company formed under the laws of England and Wales, is registered with the SEC as an investment adviser under the U.S. Investment Advisers Act of 1940 and is authorized by the UK Financial Conduct Authority. The firm's principal office and place of business is in London, England. Investec Plc and Investec Ltd, companies incorporated in South Africa, are the two entities that comprise the Investec Group, which is an international specialist bank and asset manager.

J O HAMBRO CAPITAL MANAGEMENT LIMITED—J O Hambro Capital Management Limited ("JOHCM") serves as a Sub-Adviser to a portion of the assets of the Emerging Markets Equity Fund. JOHCM was founded in 1993, and is a private company in England and Wales under no. 2176004. JOHCM was launched in 1993. JOHCM is an independently managed investment management boutique.

KLEINWORT BENSON INVESTORS INTERNATIONAL LTD—Kleinwort Benson Investors International Ltd ("KBII") serves as a Sub-Adviser to a portion of the assets of the Emerging Markets Equity Fund. KBII is an Irish domiciled and incorporated company, which is registered as an investment adviser with the SEC (US) and regulated by the Central Bank of Ireland. It is a majority owned subsidiary of Kleinwort Benson Investors Dublin Ltd ("KBID"), an institutional asset manager headquartered in Dublin, Ireland and is used exclusively for distribution of KBID's products in North America through its sales offices in New York, Boston and San Francisco. Combined, KBID and KBII have a global client base with mandates in the UK, Europe, North America and Asia. Kleinwort Benson Investors Dublin Ltd (KBID) is 100% owned by the Kleinwort Benson Group Ltd which is, in turn, wholly owned by BHF Kleinwort Benson Group SA, which is a merchant bank with principal activities in private banking, asset management and financial markets and is listed on the Euronext stock exchange. The firm became a member of the BHF Kleinwort Benson Group in October 2010.

LAZARD ASSET MANAGEMENT LLC—Lazard Asset Management LLC ("Lazard") serves as a Sub-Adviser to a portion of the assets of the Emerging Markets Equity Fund. Lazard is a Delaware limited liability company. It is a subsidiary of Lazard Frères & Co. LLC, a New York limited liability company with one member, Lazard Group LLC, a Delaware limited liability company. Interests of Lazard Group LLC are held by Lazard Ltd., which is a Bermuda corporation with shares that are publicly traded on the New York Stock Exchange ("NYSE").

NEUBERGER BERMAN INVESTMENT ADVISERS LLC—Neuberger Berman Investment Advisers LLC ("NBIA") serves as a Sub-Adviser to a portion of the assets of the International Equity, Emerging Markets Equity and Emerging Markets Debt Funds. NBIA is an indirect, wholly owned subsidiary of Neuberger Berman Group LLC.

PANAGORA ASSET MANAGEMENT INC.—PanAgora Asset Management Inc. ("PanAgora") serves as a Sub-Adviser to a portion of the assets of the Emerging Markets Equity Fund. PanAgora, a Delaware corporation founded in 1985, is independently owned and operated by Putnam Investments and Nippon Life Insurance ("NLI"). Great-West Lifeco, the majority owner, owns 80% of voting shares through its subsidiary, Putnam Investments, and NLI owns the remaining 20% of voting shares.

RWC ASSET ADVISORS (US) LLC—RWC Asset Advisors (US) LLC ("RWC") serves as a Sub-Adviser to a portion of the assets of the Emerging Markets Equity Fund. RWC is a limited liability company formed under the laws of the State of Delaware in 2012. RWC is a wholly-owned subsidiary of RWC Partners Limited, a private limited company incorporated in England and Wales under no. 03517613.

STONE HARBOR INVESTMENT PARTNERS LP—Stone Harbor Investment Partners LP ("Stone Harbor") serves as a Sub-Adviser to a portion of the assets of the Emerging Markets Debt Fund. Stone Harbor is a Delaware limited partnership founded in 2005 and is 100% employee owned.

TRADEWINDS GLOBAL INVESTORS, LLC—Tradewinds Global Investors, LLC ("Tradewinds") serves as a Sub-Adviser to a portion of the assets of the International Equity Fund. Tradewinds was founded in 2006 and is structured as a Delaware limited liability company. The firm is an independent subsidiary of Nuveen Investments, Inc., maintaining autonomy with regard to personnel, investment philosophy, process, style and client relationships.

WCM INVESTMENT MANAGEMENT—WCM Investment Management ("WCM"), located at 281 Brooks Street, Laguna Beach, CA 92651, serves as a Sub-Adviser to a portion of the assets of the International Equity Fund. WCM was founded in 1976 and is 100% employee-owned.

WELLINGTON MANAGEMENT COMPANY LLP—Wellington Management Company LLP ("Wellington Management"), a Delaware limited liability partnership, serves as a Sub-Adviser to a portion of the assets of the International Fixed Income Fund. Wellington Management is a professional investment counseling firm that provides investment services to investment companies, employee benefit plans, endowments, foundations and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 80 years. Wellington Management is owned by the partners of Wellington Management Group LLP, a Massachusetts limited liability partnership.

Portfolio Management

SIMC

Compensation. SIMC compensates each portfolio manager for his or her management of the International Equity, Emerging Markets Equity, International Fixed Income and Emerging Markets Debt Funds. Each portfolio manager's compensation consists of a fixed annual salary, plus a discretionary annual bonus determined generally as follows.

Portfolio manager compensation is a combination of both Fund performance and SEI/Company performance. A majority of each portfolio manager's compensation is determined by the performance of the Funds for which the portfolio manager is responsible for over both a short-term and long-term time horizon. A final factor is a discretionary component, which is based upon a qualitative review of the portfolio managers and their team.

Ownership of Fund Shares. As of September 30, 2015, the portfolio managers beneficially owned shares of the Funds they manage (which may be through their 401(k) plans), as follows:

Portfolio Manager	Dollar Range of Fund Shares
Sandra M. Ackermann-Schaufler, CFA	None
Jason Collins	None
James Mashiter, CFA	None
David Aniloff, CFA	$10,001-50,000

Other Accounts. As of December 31, 2015, in addition to the International Equity, Emerging Markets Equity, International Fixed Income and Emerging Markets Debt Funds, the portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Sandra M. Ackermann- Schaufler, CFA	5	$7,638	4	$1,832	0	$0
Jason Collins	0	$0	5	$2,642	0	$0
James Mashiter, CFA	0	$0	14	$5,754	0	$0
David Aniloff, CFA	3	$5,721	3	$1,902	0	$0

No account listed above is subject to a performance-based advisory fee.

Conflicts of Interest. The portfolio managers' management of registered investment companies other pooled investment vehicles or other accounts may give rise to actual or potential conflicts of interest in connection with their day-to-day oversight of the International Equity, Emerging Markets Equity, International Fixed Income and Emerging Markets Debt Funds' investments. The other accounts might have similar investment objectives as the International Equity, Emerging Markets Equity, International Fixed Income and Emerging Markets Debt Funds or hold, purchase or sell securities that are eligible to be held, purchased or sold by the International Equity, Emerging Markets Equity, International Fixed Income and Emerging Markets Debt Funds.

While the portfolio managers' management of the other accounts may give rise to the following potential conflicts of interest, SIMC does not believe that the conflicts, if any, are material or, to the extent any such conflicts are material, SIMC believes that it has designed policies and procedures that are reasonably designed to manage such conflicts in an appropriate way.

Knowledge of the Timing and Size of Fund Trades. A potential conflict of interest may arise as a result of the portfolio managers' day-to-day oversight of the International Equity, Emerging Markets Equity, International Fixed Income and Emerging Markets Debt Funds. Because of their positions with the International Equity, Emerging Markets Equity, International Fixed Income and Emerging Markets Debt Funds, the portfolio managers know the size, timing and possible market impact of International Equity, Emerging Markets Equity, International Fixed Income and Emerging Markets Debt Fund trades. It is theoretically possible that the portfolio managers could use this information to the advantage of the other accounts and to the possible detriment of the International Equity, Emerging Markets Equity, International Fixed Income and Emerging Markets Debt Funds. However, SIMC has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

Investment Opportunities. A potential conflict of interest may arise as a result of the portfolio managers' oversight of the International Equity, Emerging Markets Equity, International Fixed Income and Emerging Markets Debt Funds and other accounts, which, in theory, may allow them to allocate investment opportunities in a way that favors the other accounts over the International Equity, Emerging Markets Equity, International Fixed Income and Emerging Markets Debt Funds. This conflict of interest may be exacerbated to the extent that SIMC or the portfolio managers receive, or expect to receive, greater compensation from their management of the other accounts than the International Equity, Emerging Markets Equity, International Fixed Income and Emerging Markets Debt Funds. Notwithstanding this theoretical conflict of interest, it is SIMC's policy to manage each account based on its investment objectives and related restrictions and, as discussed above, SIMC has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time and in a manner consistent with each account's investment objectives and related restrictions. For example, while the portfolio managers may buy for other accounts securities that differ in identity or quantity from securities bought for the International Equity, Emerging Markets Equity, International Fixed Income and Emerging Markets Debt Funds, such an approach might not be suitable for the International Equity, Emerging Markets Equity, International Fixed Income and Emerging Markets Debt Funds given their investment objectives and related restrictions.

Acadian

Compensation. SIMC pays Acadian a fee based on the assets under management of the International Equity Fund as set forth in an investment sub-advisory agreement between Acadian and SIMC. Acadian pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the International Equity Fund. The following information relates to the period ended September 30, 2015.

Compensation structure varies among professionals, although the basic package involves a generous base salary, strong bonus potential, profit sharing potential, various fringe benefits, and, among the majority of senior investment professionals and certain other key employees, equity ownership in the firm as part of the Acadian Key Employee Limited Partnership.

Compensation is highly incentive-driven, with Acadian paying up to and sometimes in excess of 100% of base pay for performance bonuses. Bonuses are tied directly to the individual's contribution and performance during the year, with members of the investment team evaluated on such factors as their contributions to the investment process, account retention, portfolio performance, asset growth and overall firm performance. Because portfolio management is a team approach, investment team members' compensation is not linked to the performance of specific accounts but rather to the individual's overall contribution to the success of the team and the firm's profitability.

Ownership of Fund Shares. As of September 30, 2015, Acadian's portfolio managers did not beneficially own any shares of the International Equity Fund.

Other Accounts. As of September 30, 2015, in addition to the International Equity Fund, the portfolio managers were responsible for the day-to-day management of certain other accounts as follows:

	Registered Investment Companies			Other Pooled Investment Vehicles			Other Accounts
Portfolio Manager	Number of Accounts		Total Assets (in millions)	Number of Accounts		Total Assets (in millions)	Number of Accounts		Total Assets (in millions)
John Chisholm	12		$6,542	71		$17,466	164		$20,848
	1	*	$1,330	10	*	$2,358	15	*	$4,969
Asha Mehta	12		$6,542	71		$17,466	164		$20,848
	1	*	$1,330	10	*	$2,358	15	*	$4,969

*  These accounts, which are a subset of the accounts in the preceding row, are subject to a performance-based advisory fee.

Investment professionals listed above function as part of a core equity team of 24 portfolio managers and are not segregated along product lines or by client type. These portfolio managers worked on all core equity products and the data shown for these managers reflects firm-level numbers of accounts and assets under management, segregated by investment vehicle type.

Conflicts of Interest. A conflict of interest may arise as a result of a portfolio manager being responsible for multiple accounts, including the International Equity Fund, which may have different investment guidelines and objectives. In addition to the International Equity Fund, these accounts may include other mutual funds managed on an advisory or sub-advisory basis, separate accounts and collective trust accounts. An investment opportunity may be suitable for the International Equity Fund as well as for any of the other managed accounts. However, the investment may not be available in sufficient quantity for all of the accounts to participate fully. In addition, there may be limited opportunity to sell an investment held by the International Equity Fund and the other accounts. The other accounts may have similar investment objectives or strategies as the International Equity Fund, may track the same benchmarks or indexes as the International Equity Fund tracks and may sell securities that are eligible to be held, sold or purchased by the International Equity Fund. A portfolio manager may be responsible for accounts that have different advisory fee schedules, which may create the incentive for the portfolio manager to favor one account over another in terms of access to investment opportunities. A portfolio manager may also manage accounts whose investment objectives and policies differ from those of the International Equity Fund, which may cause the portfolio manager to effect trading in one account that may have an adverse effect on the value of the holdings within another account, including the International Equity Fund.

To address and manage these potential conflicts of interest, Acadian has adopted compliance policies and procedures to allocate investment opportunities and to ensure that each of its clients is treated on a fair and equitable basis. Such policies and procedures include, but are not limited to, trade allocation and trade aggregation policies, portfolio manager assignment practices and oversight by investment management and the Compliance team.

AllianceBernstein

Compensation. SIMC pays AllianceBernstein a fee based on the assets under management of the International Fixed Income Fund as set forth in an investment sub-advisory agreement between AllianceBernstein and SIMC. AllianceBernstein pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the International Fixed Income Fund. The following information relates to the period ended September 30, 2015.

The firm's compensation program for portfolio managers and research analysts is designed to align with clients' interests, emphasizing each professional's ability to generate long-term investment success for AllianceBernstein clients, including shareholders of the Fund. AllianceBernstein also strives to ensure that compensation is competitive and effective in attracting and retaining the highest caliber employees.

Both portfolio managers and research analysts receive a base salary, incentive compensation and contributions to AllianceBernstein's 401(k) plan. Part of the annual incentive compensation is generally paid in the form of a cash bonus, and part through an award under the firm's Incentive Compensation Award Plan (ICAP). The ICAP awards vest over a four-year period. Deferred awards are paid in the form of restricted grants of the firm's Master Limited Partnership Units, and award recipients have the ability to receive a portion of their awards in deferred cash. The amount of contributions to the 401(k) plan is determined at the sole discretion of the firm. On an annual basis, the firm endeavors to combine all of the foregoing elements into a total compensation package that considers industry compensation trends and is designed to retain its best talent.

The incentive portion of total compensation is determined by quantitative and qualitative factors. Quantitative factors, which are weighted more heavily, are driven by investment performance over a multi-year period. Qualitative factors are driven by contributions to the investment process and client success.

For portfolio managers, the quantitative component includes measures of absolute, relative and risk-adjusted investment performance. Relative and risk-adjusted returns are determined based on the benchmark in the Fund's Prospectuses and versus peers over one-, three- and five-year calendar periods, with more weight given to longer-time periods. Peer groups are chosen by Chief Investment Officers, who consult with the product management team to identify products most similar to the firm's investment style and most relevant within the asset class. Portfolio managers do not receive any direct compensation based upon the investment returns of any individual client account, and compensation is not tied directly to the level or change in level of assets under management.

Among the qualitative components considered, the most important include thought leadership, collaboration with other investment colleagues, contributions to risk-adjusted returns of other portfolios in the firm, efforts in mentoring and building a strong talent pool and being a good corporate citizen. Other factors can play a role in determining portfolio managers' compensation, such as the complexity of investment strategies managed, volume of assets managed and experience.

For research analysts, the most important quantitative input is their impact on investment returns. AllianceBernstein performs detailed attribution analysis of all portfolios and track each analyst's contribution to that performance.

AllianceBernstein also focuses on the analysts' effectiveness in ranking their stocks on an expected relative-return basis, evaluating whether the stocks they recommended as investment candidates actually outperformed over a one- and three-year period, with the three-year record carrying the most weight.

Qualitative factors are driven by research quality, the analyst's communication effectiveness, team contributions and overall productivity. Research quality is determined by the depth of company and industry knowledge, the level of attentiveness to forecasts and market movements, and capacity for generating differentiated research insights. Each analyst's ability to effectively communicate research recommendations and involvement in building the firm's research capabilities by recruiting and mentoring newer analysts are also important factors.

AllianceBernstein emphasizes four behavioral competencies—relentlessness, ingenuity, team orientation and accountability—that support the firm's mission to be the most trusted advisor to AllianceBernstein clients. Assessments of investment professionals are formalized in a year-end review process that includes 360-degree feedback from other professionals from across the investment teams and firm.

Contributions under AllianceBernstein's Profit Sharing/401(k) Plan: The contributions are based on AllianceBernstein's overall profitability. The amount and allocation of the contributions are determined at the sole discretion of AllianceBernstein.

Ownership of Fund Shares. As of September 30, 2015, AllianceBernstein's portfolio managers did not beneficially own any shares of the International Fixed Income Fund.

Other Accounts. As of September 30, 2015, in addition to the International Fixed Income Fund, AllianceBernstein's portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts		Total Assets (in millions)
Douglas J. Peebles	91	$11,623	89	$5,521	89		$28,728
	0	$0	0	$0	4	*	$2,424
Scott DiMaggio	89	$11,209	71	$2,932	65		$25,757
	0	$0	0	$0	4	*	$2,424
John Taylor**	2	$414	16	$2,328	24		$2,971
Jorgen Kjaersgaard	26	$1,123	76	$21,200	66		$64,201
	0	$0	0	$0	1	*	$3,866
Daniel Loughney**	3	$466	16	$2,328	26		$3,179

*  These accounts, which are a subset of the accounts in the preceding row, are subject to a performance-based advisory fee.

**  These accounts are not subject to a performance-based advisory fee.

Conflicts of Interest. AllianceBernstein has developed policies and procedures (including oversight monitoring) reasonably designed to detect, manage and mitigate the effects of actual or potential conflicts of interest in the area of employee personal trading, managing multiple accounts for multiple clients, including AllianceBernstein Mutual Funds, and allocating investment opportunities. Investment professionals, including portfolio managers and research analysts, are subject to the above-mentioned policies and oversight monitoring to ensure that all clients are treated equitably.

Employee Personal Trading. AllianceBernstein has adopted a Code of Business Conduct and Ethics that is designed to detect and prevent conflicts of interest when investment professionals and other personnel of AllianceBernstein own, buy or sell securities that may be owned by, or bought or sold for, clients. Personal securities transactions by an employee may raise a potential conflict of interest when an employee owns or trades in a security that is owned or considered for purchase or sale by a client or recommended for purchase or sale by an employee to a client. Subject to the reporting requirements and other limitations of its Code of Business Conduct and Ethics, AllianceBernstein permits its employees to engage in personal securities transactions and also allows them to acquire investments in the AllianceBernstein Mutual Funds. AllianceBernstein's Code of Business Conduct and Ethics requires disclosure of all personal accounts and maintenance of brokerage accounts with designated broker-dealers approved by AllianceBernstein. The Code of Business Conduct and Ethics also requires pre-clearance of all securities transactions (except transactions in open-end mutual funds) and imposes a 60-day holding period for securities purchased by employees to discourage short-term trading.

Managing Multiple Accounts for Multiple Clients. The investment professional team that manages the International Fixed Income Fund may have responsibility for managing all or a portion of the investments of multiple accounts with a common investment strategy, including other registered investment companies, unregistered investment vehicles such as hedge funds, pension plans, separate accounts, collective trusts and charitable foundations. Potential conflicts of interest may arise when an investment professional has responsibilities for the investments of more than one account because the investment professional may be unable to devote equal time and attention to each account. Accordingly, AllianceBernstein has compliance policies and oversight monitoring in place to address these conflicts. Among other things, AllianceBernstein's policies and procedures provide for the prompt dissemination to investment professionals of initial or changed investment recommendations by analysts so that investment professionals are better able to develop investment strategies for all accounts they manage. In addition, investment decisions by investment professionals are reviewed for the purpose of maintaining uniformity among similar accounts and ensuring that accounts are treated equitably. No investment professional that manages client accounts carrying performance fees is compensated directly or specifically for the performance of those accounts. Investment professional compensation reflects a broad contribution in multiple dimensions to long-term investment success for our clients and is not tied specifically to the performance of any particular client's account, nor is it directly tied to the level or change in the level of assets under management.

Allocating Investment Opportunities. In addition, the investment professionals may have to decide how to select and allocate investment opportunities among accounts. Portfolio holdings, position sizes and industry and sector exposures tend to be similar across similar accounts, which minimizes the potential for conflicts of interest. Nevertheless, investment opportunities may be allocated differently among accounts due to the particular characteristics of an account, such as size of the account, cash position, tax status, risk tolerance and investment restrictions or for other reasons. Potential conflicts of interest may also occur when AllianceBernstein has a particular financial incentive, such as a performance-based management fee, relating to an account. An investment professional may perceive that he or she has an incentive to devote more time to developing and analyzing investment strategies and opportunities or allocating securities preferentially to the account for which AllianceBernstein could share in investment gains. As noted above, AllianceBernstein has policies and procedures designed to ensure that information relevant to investment decisions is disseminated promptly within its portfolio management teams and investment opportunities are allocated equitably among different clients.

To address these conflicts of interest, AllianceBernstein's policies and procedures require, among other things, the prompt dissemination to investment professionals of any initial or changed investment recommendations by analysts; the aggregation of orders to facilitate best execution for all accounts; price averaging for all aggregated orders; objective allocation for limited investment opportunities (e.g., on a rotational basis) to ensure fair and equitable allocation among accounts; and limitations on short sales of securities. These procedures also require documentation and review of justifications for any decisions to make investments only for select accounts or in a manner disproportionate to the size of the account.

Blackcrane

Compensation. SIMC pays Blackcrane a fee based on the assets under management of the International Equity Fund as set forth in the investment sub-advisory agreement between Blackcrane and SIMC. Blackcrane pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the International Equity Fund. The following information relates to the period ended September 30, 2015.

Blackcrane's portfolio managers earn a competitive salary and are eligible for discretionary bonuses. Bonuses reflect the performance of the firm, the product and the individual's performance with regard to investment results, client retention and new clients. All senior members of the firm are all also owners, and are able to participate in profit distributions by the firm.

Ownership of Fund Shares. As of September 30, 2015, Blackcrane's portfolio managers did not beneficially own any shares of the International Equity Fund.

Other Accounts. As of September 30, 2015, in addition to the International Equity Fund, the portfolio managers were also responsible for the management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Daniel Y. Kim, CFA	0	$0	1	$2.72	4	$74.29
Aaron J. Bower, CFA	0	$0	1	$2.72	4	$74.29

Conflicts of Interest. Blackcrane advises both accounts that are charged a performance-based fee and accounts that are charged an asset-based fee. This causes Blackcrane to face a potential conflict of interest, as Blackcrane has an incentive to favor accounts for which Blackcrane receives a performance based fee. Further, some accounts have differing percentage management fee levels; Blackcrane may have an incentive to favor higher fee accounts. To address this conflict, Blackcrane has implemented procedures to ensure investment opportunities and trading allocations are distributed fairly.

Blackcrane will ensure aggregated trades do not favor one advisory client over any other client—each client account participating receives an average share price and pays its pro-rata share of brokerage costs. Blackcrane prepares an allocation statement before each order specifying the participating client accounts and how the order would be allocated. Partially filled orders will be allocated on a pro-rata basis based on the allocation statement. In Blackcrane's order reconciliation process, the firm will also review allocations between client accounts to ensure the allocation statement was correctly followed.

Certain clients or groups of clients may trade, aggregate their trades, or receive orders separately from other clients due to regulatory restrictions, specific client restrictions, or due to the nature of the account. Investment opportunities will normally be allocated on a pro rata basis, but in the event an unusual circumstance arises where priority in order entry or investment participation must be individually assigned to each different accounts (due to restrictions on trade aggregation or other circumstances), Blackcrane will use a pre-generated random, priority assignment for client accounts. A priority sheet will be generated on an annual basis using a random number generator and signed off by the Compliance Officer. The sheet may be updated or regenerated more frequently as necessitated by new product or client additions.

Conflicts of interest may also arise from the personal securities transactions of employees. Blackcrane identifies, monitors, and addresses potential conflicts in this area through its Code of Ethics, which requires preapproval of trades and monitoring of trades and account statements.

Causeway

Compensation. SIMC pays Causeway a fee based on the assets under management of the International Equity Fund as set forth in an investment sub-advisory agreement between Causeway and SIMC. Causeway pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the International Equity Fund. The following information relates to the period ended September 30, 2015.

Ms. Ketterer and Mr. Hartford, the Chief Executive Officer and President of the firm, respectively, receive an annual salary and are entitled, as controlling owners of Causeway, to distributions from Causeway's net profit based on their ownership interests. They do not receive incentive compensation. Messrs. Doyle, Eng, Muldoon, Corwith and Valentini, and Ms. Lee, also portfolio managers of the International Equity Fund, receive a salary, incentive compensation (including potentially equity and/or synthetic equity awards) and distributions of Causeway's net profit based on their ownership interests.

Incentive compensation is paid in the discretion of Causeway's Operating Committee, led by Ms. Ketterer and Mr. Hartford, weighing a variety of objective and subjective factors. Portfolios are team-managed; no specific formula is used and incentive compensation is not based on the specific performance of the International Equity Fund or any other single client account managed by Causeway. The following factors are among those considered in determining incentive compensation for Messrs. Doyle, Eng,

Muldoon, Corwith and Valentini, and Ms. Lee: individual research contribution, portfolio management contribution, group research contribution and client service contribution.

Ownership of Fund Shares. As of September 30, 2015, none of Causeway's portfolio managers beneficially owned any shares of the International Equity Fund.

Other Accounts. As of September 30, 2015, in addition to the International Equity Fund, Causeway's portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in billions)	Number of Accounts		Total Assets (in billions)
Sarah H. Ketterer	13	$11.600	19	$4.153	110		$20.675
	0	$0	0	$0	6	*	$1.223
Harry W. Hartford	13	$11.600	19	$4.153	99		$20.612
	0	$0	0	$0	6	*	$1.223
James A. Doyle	13	$11.600	19	$4.153	99		$20.612
	0	$0	0	$0	6	*	$1.223
Jonathan P. Eng	13	$11.600	19	$4.153	96		$20.611
	0	$0	0	$0	6	*	$1.223
Conor Muldoon, CFA	13	$11.600	19	$4.153	103		$20.612
	0	$0	0	$0	6	*	$1.223
Foster Corwith	13	$11.600	19	$4.153	94		$20.610
	0	$0	0	$0	6	*	$1.223
Alessandro Valentini	13	$11.600	19	$4.153	95		$20.610
	0	$0	0	$0	6	*	$1.223
Ellen Lee	13	$11.600	19	$4.153	94		$20.610
	0	$0	0	$0	6	*	$1.223

*  These accounts, which are a subset of the accounts in preceding row, are subject to a performance-based advisory fee.

Conflicts of Interest. The Causeway portfolio managers who manage the International Equity Fund also manage their own personal accounts and accounts for other clients, including corporations, pension plans, sovereign wealth funds superannuation funds, public retirement plans, Taft-Hartley pension plans, endowments and foundations, mutual funds and other collective investment vehicles, charities, private trusts, wrap fee programs and other institutions (collectively, "Causeway Other Accounts"). In managing the Causeway Other Accounts, the portfolio managers employ investment strategies similar to those used in managing the International Equity Fund, subject to certain variations in investment restrictions. The portfolio managers purchase and sell securities for the International Equity Fund that they also recommend to Causeway Other Accounts. The portfolio managers at times give advice or take action with respect to certain accounts that differs from the advice given Causeway Other Accounts with similar investment strategies. Certain Causeway Other Accounts pay higher management fee rates than the International Equity Fund or pay performance-based fees to Causeway. Causeway is the investment adviser and sponsor of six mutual funds: Causeway International Value Fund, Causeway Global Value Fund, Causeway Emerging Markets Fund, Causeway International Opportunities Fund Causeway Global Absolute Return Fund, and Causeway International Small Cap Fund (together, "Causeway Mutual Funds"). All of the portfolio managers have personal investments in one or more of the Causeway Mutual Funds. Ms. Ketterer and Mr. Hartford hold a controlling interest in Causeway's voting equity, and Messrs. Doyle, Eng, Muldoon, Corwith, and Valentini and Ms. Lee have minority interests in Causeway's equity.

Actual or potential conflicts of interest arise from the International Equity Fund's portfolio managers' management responsibilities with respect to the Causeway Other Accounts and their own personal accounts. These responsibilities may cause portfolio managers to devote unequal time and attention across client accounts and the differing fees, incentives and relationships with the various accounts provide incentives to favor certain accounts. Causeway has written compliance policies and procedures designed to mitigate or manage these conflicts of interest. These include policies and procedures to seek fair and equitable allocation of investment opportunities (including IPOs) and trade allocations among all client accounts and policies and procedures concerning the disclosure and use of portfolio transaction information. Causeway also has a Code of Ethics, which, among other things, limits personal trading by portfolio managers and other employees of Causeway. There is no guarantee that any such policies or procedures will cover every situation in which a conflict of interest arises. In addition to the potential conflicts identified above, Causeway's global absolute return strategy takes both long and short positions in securities. Taking a short position in a security may impact the market price of the security and the value of a client account that holds that security long. However, Causeway has a policy that it will not enter into a short position in a security if, at the time of entering into the short position, any client or fund account managed by Causeway holds a long position in a security of the issuer.

DIFA

Compensation. SIMC pays DIFA a fee based on the assets under management of the Emerging Markets Equity Fund as set forth in an investment sub-advisory agreement between DIFA and SIMC. DIFA pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Emerging Markets Equity Fund. The following information relates to the period ended September 30, 2015.

The portfolio manager's compensation consists of the following:

Base Salary—The portfolio manager receives a fixed base salary. Salaries are determined by a comparison to industry data prepared by third parties to ensure that portfolio manager salaries are in line with salaries paid at peer investment advisory firms.

Bonus—The portfolio manager is eligible to receive an annual cash bonus. The bonus pool is determined by the revenues associated with the products the portfolio manager manages. DIFA keeps a percentage of the revenues, and the remaining percentage of revenues (minus appropriate expenses associated with relevant product and the investment management team) create the "bonus pool" for the product. Various members of the team have the ability to earn a percentage of the bonus pool, with the most senior contributor generally having the largest share. The pool is allotted based on subjective factors (50%) and objective factors (50%). The primary objective factor is the one-, three-, and five-year performance of the funds managed relative to the performance of the appropriate Lipper peer groups and the performance of institutional composites relative to the appropriate indexes. Three- and five-year performance are weighted more heavily, and there is no objective award for a fund whose performance falls below the 50th percentile for a given time period.

Individual allocations of the bonus pool are based on individual performance measurements, both objective and subjective, as determined by senior management.

Portfolio managers participate in retention programs, including the Delaware Investments Incentive Unit Plan, the Delaware Investments Notional Investment Plan, and the Macquarie Group Employee Retained Equity Plan, for alignment of interest purposes.

Delaware Investments Incentive Unit Plan—The portfolio manager may be awarded incentive unit awards ("Awards") relating to the underlying shares of common stock of Delaware Management Holdings, Inc. issuable pursuant to the terms of the Delaware Investments Incentive Unit Plan adopted on November 30, 2010.

The Delaware Investments Incentive Unit Plan was adopted in order to: (i) assist DIFA in attracting, retaining and rewarding key employees of the company; (ii) enable such employees to acquire or increase an equity interest in the company in order to align the interests of such employees and DIFA; and (iii) provide such employees with incentives to expend their maximum efforts. Subject to the terms of the Delaware Investments Incentive Unit Plan and applicable award agreements, Awards typically vest in 25% increments on a four-year schedule, and shares of common stock underlying the Awards are issued after vesting. The fair market value of the shares of Delaware Management Holdings, Inc. is normally determined as of each March 31, June 30, September 30 and December 31 by an independent appraiser. Generally, a stockholder may put shares back to the company during the put period communicated in connection with the applicable valuation.

Delaware Investments Notional Investment Plan—A portion of a portfolio manager's retained profit share may be notionally exposed to the return of a portfolio of Delaware Investments Family of Funds-managed funds pursuant to the terms of the Delaware Investments Notional Investment Plan. The retained amount will vest in three equal tranches in each of the first, second and third years following the date upon which the investment is made.

Macquarie Group Employee Retained Equity Plan—A portion of a portfolio manager's retained profit share may be invested in the Macquarie Group Employee Retained Equity Plan ("MEREP"), which is used to deliver remuneration in the form of Macquarie Group Limited ("Macquarie") equity. The main type of award currently being offered under the MEREP is units comprising a beneficial interest in a Macquarie share held in a trust for the employee, subject to the vesting and forfeiture provisions of the MEREP. Subject to vesting conditions, vesting and release of the shares occurs in equal tranches two, three, and four years after the date of investment.

Other Compensation—The portfolio manager may also participate in benefit plans and programs available generally to all employees.

Ownership of Fund Shares. As of September 30, 2015, DIFA's portfolio manager did not beneficially own any shares of the Emerging Markets Equity Fund.

Other Accounts. As of September 30, 2015, in addition to the Emerging Markets Equity Fund, DIFA's portfolio manager was responsible for the day-to-day management of certain other accounts, as follows. Any accounts managed in a personal capacity appear under "Other Accounts" along with other accounts managed on a professional basis. Personal account information is current as of a recent practicable date:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts		Total Assets (in millions)
Liu-Er Chen, CFA	7	$316.54	5	$759.06	10		$911.84
	0	$0	0	$0	1	*	$209.02

*  These accounts, which are a subset of the accounts in the preceding row, are subject to a performance-based advisory fee.

Conflicts of Interest. The portfolio manager may perform investment management services for other funds or accounts similar to those provided to the Emerging Markets Equity Fund, and the investment action for each other fund or account and the Emerging Markets Equity Fund may differ. For example, an account or fund may be selling a security, while another account or fund may be purchasing or holding the same security. As a result, transactions executed for one account and the Emerging Markets Equity Fund may adversely affect the value of securities held by another fund or account. Additionally, the management of multiple other funds or accounts and the Emerging Markets Equity Fund may give rise to potential conflicts of interest, as the portfolio manager must allocate time and effort to multiple funds or accounts and the Emerging Markets Equity Fund. The portfolio manager may discover an investment opportunity that may be suitable for more than one account or fund. The investment opportunity may be limited, however, so that all funds or accounts for which the investment would be suitable may not be able to participate. DIFA has adopted procedures designed to allocate investments fairly across multiple funds or accounts.

One of the accounts managed by the portfolio manager has a performance-based fee. This compensation structure presents a potential conflict of interest. The portfolio manager has an incentive to manage these accounts so as to enhance their performance, to the possible detriment of other accounts for which the portfolio manager does not receive a performance-based fee.

The portfolio manager's management of personal accounts may also present certain conflicts of interest. While DIFA's Code of Ethics is designed to address these potential conflicts, there is no guarantee that it will do so.

FIA

Compensation.  SIMC pays FIA a fee based on the assets under management of the International Fixed Income Fund as set forth in an investment sub-advisory agreement between FIA and SIMC. FIA, through its non-US affiliates (collectively, FIL), pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the International Fixed Income Fund. The following information relates to the period ended September 30, 2015.

FIA's portfolio manager's compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus and, in certain cases, participation in several types of equity-based compensation plans. A portion of each portfolio manager's compensation may be deferred based on criteria established by FIA. Base salary is determined by level of responsibility and tenure either at FIA or FIL.

The portfolio manager's bonus is based on several components. The primary components are (i) the pretax investment performance of the International Fixed Income Fund measured against the Bar Cap Global Aggregate Index and (ii) the investment performance of other funds and accounts managed by FIA and FIL. The pre-tax investment performance of the International Fixed Income Fund is weighted according to the portfolio manager's tenure on the International Fixed Income Fund and the average asset size of the International Fixed Income Fund over the portfolio manager's tenure. Each component is calculated separately over his tenure on the International Fixed Income Fund over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to three years. A smaller, subjective component of the portfolio manager's bonus is based on his overall contribution to FIA and its affiliates.

Ownership of Fund Shares. As of September 30, 2015, Mr. Weir did not beneficially own any shares of the International Fixed Income Fund.

Other Accounts. As of September 30, 2015, in addition to the International Fixed Income Fund, Mr. Weir was responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Andrew Weir	2	$387.5	16	$4,455.62	2	$563.97

No account listed above is subject to a performance-based advisory fee.

Conflicts of Interest. FIA's compensation plan may give rise to potential conflicts of interest. Although investors in the International Fixed Income Fund may invest through either tax-deferred accounts or taxable accounts, the portfolio manager's compensation is linked to the pre-tax performance of the International Fixed Income Fund, rather than its after-tax performance. A portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management.

When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons and fees as a portfolio manager must allocate his time and investment ideas across multiple funds and accounts.

In addition, a conflict of interest may arise if the International Fixed Income Fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FIA or an affiliate. A portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for funds or accounts other than the International

Fixed Income Fund may outperform the securities selected for the International Fixed Income Fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Personal accounts may give rise to potential conflicts of interest; trading in personal accounts is restricted by FIA's Code of Ethics.

HGINA

Compensation. SIMC pays HGINA a fee based on the assets under management of the International Equity Fund as set forth in an investment sub-advisory agreement between HGINA and SIMC. HGINA pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the International Equity Fund. The following information relates to the period ended September 30, 2015.

HGINA's compensation structure varies among its staff. Although not the sole factor, financial incentives are important in the retention and motivation of high quality staff. HGINA adopts a total reward approach and is designed to deliver top-quartile pay for top performance. The remuneration structure includes an appropriate mix of short- and long-term financial incentives, which tends towards longer term elements as seniority/compensation quantum and criticality to the business increases. For senior managers on the investment teams the remuneration structure will comprise of some or all of:

•  A competitive base salary

•  Investment Management Incentive Plan. A short term incentive (bonus) plan based on performance over the one and three year periods; Growth based on net asset flows; Overall company performance.

•  Deferred Equity Plan. A deferred award is normally awarded in the form of Henderson Group plc shares which are held in trust and are released in three equal tranches on the 1st, 2nd and 3rd anniversary of grant respectively

•  Performance fees. Performance-related fees earned by the firm are shared with the individuals generating that performance in a transparent and agreed way

•  Long Term Incentive Plan. Options which vest over 3 or 4 years

A range of fringe benefits are provided to staff (including private medical insurance, disability insurance and life insurance) with a view to offering an overall remuneration package which is competitive to each local market in which the firm operates. Additionally, HGINA runs a non-contributory defined contribution pension scheme. To ensure HGINA's total reward structure remains competitive, remuneration components are benchmarked against competitor companies by taking part in annual compensation, share and benefit surveys.

Ownership of Fund Shares. As of September 30, 2015, HGINA's portfolio managers did not beneficially own any shares of the International Equity Fund.

Other Accounts. As of September 30, 2015, in addition to the International Equity Fund, HGINA's portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts		Total Assets (in millions)
Matthew Beesley	0	$0	4	$221.2	8		$1,206.2
	0	$0	0	$0	4	*	$489.9
Sanjeev Lakhani	0	$0	1	$5.2	8		$1,206.2
	0	$0	0	$0	4	*	$489.9

*  These accounts, which are a subset of the accounts in the preceding row, are subject to a performance-based advisory fee.

The performance fee accounts are benchmarked against MSCI EAFE. Portfolio return calculated net of tax return. Period: Calendar year, with carry forward, adjusted for cashflows

Conflicts of Interest. HGINA has a Conflicts of Interest Policy which identifies significant conflicts that are present within the business and provides the controls that are in place to reduce or mitigate the risks associated with the identified conflicts. HGINA has a number of well-established internal policies and procedures designed to ensure that conflicts of interest will be identified and properly managed, and will ensure that investors' interests are safeguarded whenever possible, in particular, with respect to the management of a client's portfolio a conflict of interest may arise as a result of a portfolio manager being responsible for multiple accounts, including the International Equity Fund, which may have different investment guidelines and objectives. In addition to the International Equity Fund, these accounts may include other mutual funds managed on an advisory or sub-advisory basis, separate accounts and collective trust accounts. An investment opportunity may be suitable for the International Equity Fund as well as for any of the other managed accounts. However, the investment may not be readily available in sufficient quantity for all of the accounts to participate fully at the same time. In addition, there may be limited opportunity to sell an investment held by the International Equity Fund and the other accounts. The other accounts may have similar investment objectives or strategies as the International Equity Fund, may track the same benchmarks or indexes as the International Equity Fund tracks and may sell securities that are eligible to be held, sold or purchased by the International Equity Fund. A portfolio manager may be responsible for accounts that have different advisory fee schedules, which may create the incentive for the portfolio manager to favor one account over another in terms of access to investment opportunities. To address and manage these potential conflicts of interest, HGINA has adopted compliance policies and procedures within its Conflicts of Interest Policy to allocate investment opportunities and to ensure that each of their clients is treated on a fair and equitable basis. Such policies and procedures include, but are not limited to, trade allocation and trade aggregation policies, portfolio manager assignment practices and oversight by investment management and the Compliance team.

INTECH

Compensation. SIMC pays INTECH a fee based on the assets under management of the International Equity Fund as set forth in an investment sub-advisory agreement between INTECH and SIMC. INTECH pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the International Equity Fund. The following information relates to the period ended September 30, 2015.

For managing the International Equity Fund and all other accounts, INTECH's portfolio managers receive base pay in the form of a fixed annual salary paid by INTECH. This pay is not based on performance or assets of International Equity Fund or other accounts. INTECH's portfolio managers are also eligible for a cash bonus as determined by INTECH, which is not based on performance or assets of the International Equity Fund or other accounts; rather, it is based on metrics around company performance, including growth and profitability, client retention as well as individual development objectives, such as leadership and commitment to ethical behavior. Portfolio managers, who are part owners of INTECH, also receive compensation by virtue of their ownership interest in INTECH.

Some of the portfolio managers may elect to defer payment of a designated percentage of their fixed compensation and/or up to all of their variable compensation in accordance with the Janus Executive Income Deferral Program.

Ownership of Fund Shares. As of September 30, 2015, INTECH's portfolio managers did not beneficially own any shares of the International Equity Fund.

Other Accounts. As of September 30, 2015, in addition to the International Equity Fund, INTECH's portfolio managers were responsible for the day-to-day management of certain other accounts as follows:

	Registered Investment Companies			Other Pooled Investment Vehicles			Other Accounts
Portfolio Manager	Number of Accounts		Total Assets (millions)	Number of Accounts		Total Assets (millions)	Number of Accounts		Total Assets (millions)
Dr. Adrian Banner, Joseph Runnels, CFA, Dr. Vassilios Papathanakos and Dr. Phillip Whitman	9		$2,672.83	35		$7,155.94	172		$36,712.86
	1	*	$607.43	5	*	$2,600.53	46	*	$13,074.00

*  These accounts, which are a subset of the accounts in the preceding row, are subject to a performance-based advisory fee.

Conflicts of Interest. As shown in the table above, the International Equity Fund's portfolio managers may manage other accounts with investment strategies similar to the International Equity Fund. Fees earned by INTECH may vary among these accounts. Some of the other accounts have performance-based advisory fees, which may have a greater impact on INTECH's revenue than other accounts with fixed advisory fees. This could create a conflict of interest because INTECH may have an incentive to favor such other accounts, resulting in the potential for them to outperform the International Equity Fund. In addition, the portfolio managers may personally invest in some but not all of the other accounts. This factor could create a conflict of interest because a portfolio manager may have an incentive to favor certain other accounts over others, resulting in the potential for other accounts to outperform the International Equity Fund. A conflict may also exist if a portfolio manager identified a limited investment opportunity that may be appropriate for more than one account, but the International Equity Fund is not able to take full advantage of that opportunity due to the need to allocate that opportunity among multiple accounts.

In addition, the portfolio manager may execute transactions for another account that may adversely impact the value of securities held by the International Equity Fund. However, INTECH believes that these risks may be mitigated, to a certain extent, by the fact that accounts with like investment strategies managed by a particular portfolio manager are generally managed in a similar fashion, subject to a variety of exceptions, for example, to account for particular investment restrictions or policies applicable only to certain accounts, certain portfolio holdings that may be transferred in-kind when an account is opened, differences in cash flows and account sizes and similar factors. In addition, INTECH generates daily trades for its clients using proprietary trade system software. Trades are submitted to designated brokers in a single electronic file at one time during the day, pre-allocated to individual clients and average-priced for the day, where markets permit. If an order is not completely filled, executed shares are allocated to client accounts in proportion to the order.

INVESTEC

Compensation. SIMC pays Investec a fee based on the assets under management of the Emerging Markets Debt Fund as set forth in an investment sub-advisory agreement between Investec and SIMC. Investec pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Emerging Markets Debt Fund. The following information relates to the period ended September 30, 2015.

Investec's incentive policy is based on the alignment of interests among clients, staff and shareholders. Investec staff and shareholders of the parent company are aligned in an equal economic partnership. Investec is independently managed and free to pursue its key objective, namely to deliver investment returns for its clients. Within the above parameters of this long-term, uncapped profit share, compensation is made up of the following components: Competitive salaries: Investec has a policy of recruiting the best investment professionals available and remunerating them accordingly. Performance-related incentives

(based on an open-ended revenue sharing plan for investment professionals): The investment professionals are organized within specialist teams. Each specialist team shares in an agreed percentage of revenues linked to their investment activities. The specialist investment team's bonus pool is then allocated to individuals in line with the following three drivers: (i) team investment performance; (ii) individual investment performance; and (iii) manager discretion. Deferred Bonus/Co-Investment Plan and share schemes: To align the long term financial incentive of key investment professionals with those of clients, Investec operates a Deferred Bonus/Co-Investment Plan ("DB/CI Plan"). A material portion of the performance-related incentive awarded to each senior investment professional is allocated to the DB/CI Plan, which is a rolling three year scheme. This means that allocations to the plan are locked in for three years. Investec requires each investment professional to invest at least half of their DBP/CI Plan allocation into their own investment strategies. The remainder of the DBP/CI Plan is invested at their discretion into any other IAM fund (which are based outside the United States). The result of this approach is that after a period, each investment professional who participates in the DBP/CI Plan will have 3 years' worth of their variable compensation DBP/CI Plan allocation tied up in the scheme, which makes the DBP/CI Plan a compelling tool to encourage long term thinking and key staff retention. In addition to IAM's DBP/CI Plan, Investec Group operates a number of share schemes that provide staff across the business with the opportunity to participate in the long-term success of the Group. This scheme is operated by invitation and each allocation typically involves vesting programs.

Ownership of Fund Shares. As of September 30, 2015, Investec's portfolio managers did not beneficially own any shares of the Emerging Markets Debt Fund.

Other Accounts. As of September 30, 2015, Investec's portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles			Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts		Total Assets (in millions)	Number of Accounts		Total Assets (in millions)
Peter Eerdmans	3	$949.3	15	***	$8,477.0	24		$8,620.6
	0	$0	2	*	$199.3	1	*	$264.2
Grant Webster**	2	$757.7	3	***	$374.6	4		$1,233.0

*  These accounts, which are a subset of the accounts in the preceding row, are subject to a performance-based advisory fee.

**  These accounts are not subject to a performance-based advisory fee.

***  Each Investec pooled investment vehicle is counted as one account, but the Total Assets reflect the underlying investors who invest within the Investec pooled investment vehicle.

The value of assets for Peter Eerdmans includes all assets managed by the Global Emerging Markets Debt team, as Peter is co-head of the team.

The value of assets managed by Grant Webster includes the assets managed within the Emerging Markets Blended Debt strategy, as Grant is co-portfolio manager of the strategy.

Conflicts of Interest. Real, potential or apparent conflicts of interest may arise when a portfolio manager has day-to-day portfolio management responsibilities with respect to more than one fund or account.

Investec is governed by all the rules and regulations of the relevant regulatory bodies in the jurisdictions in which it operates.

Investec strongly believes in its fiduciary duty to clients and will always seek to manage any possible conflicts that may occur through its normal business activities so that there is no material risk of damage to clients. Investec employs companywide measures to eliminate any potential conflicts of interest which may arise and maintains a Conflicts of Interest Policy, Compliance Manual and a Code of Ethics, which incorporate many of Investec's requirements on conflicts of interest. These documents are bound into employees' contracts of employment and a breach would therefore provide grounds for disciplinary action or dismissal.

An example of how Investec manages/mitigates conflicts of interest is shown by the fact that Investec's portfolio managers focus entirely on portfolio management, while Investec's dedicated Dealing Desk ("DD") focuses on best execution of client orders; this avoids conflicts of interest between the two roles. The portfolio manager authorizes all orders which are then routed to the DD. This segregation of duties also removes any conflict of interest between the execution of trades on behalf of different portfolios. Investec's investment allocation policy aims to ensure that investment opportunities are allocated fairly among Investec's clients. This means Investec regularly aggregates client orders. Allocation is carried out strictly on a pro rata basis except where allocation is too small to split. If an allocation is so small that it makes it uneconomic for Investec clients to split, then the DD has the discretion to allocate to a single client on a fair basis.

Monitoring by the Compliance and Risk departments of the allocation of deals, performance and turnover helps to ensure that portfolios subject to a performance-related fee are not given preferential treatment so as to increase revenue at the expense of performance in other client portfolios.

The calculation of performance fees is conducted by Investec's Finance team and the investment team has no involvement in the calculation.

Investec has a Global Pricing Forum, which meets weekly to review and ensure that pricing terms remain competitive, globally aligned and fair to all clients.

JOHCM

Compensation. SIMC pays JOHCM a fee based on the assets under management of the Emerging Markets Equity Fund as set forth in an investment sub-advisory agreement between JOHCM and SIMC. JOHCM pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Emerging Markets Equity Fund. The following information relates to the period ended September 30, 2015.

Compensation is based on the value of the assets in the Emerging Markets Equity Fund's portfolio. The remuneration structure for investment professionals includes a base salary, a revenue share (proportion of the management fee generated and performance fee) and the opportunity to earn an equity stake in firm business. The performance fee element provides a direct link between relative client returns and remuneration. When evaluating a portfolio manager's performance, JOHCM compares the pre-tax performance of Emery Brewer's and Dr. Ivo Kovachev's accounts to the MSCI EM Index, typically over a 12-month period.

Equity

JOHCM is an independently managed investment management boutique owned by BT Investment Management ("BTIM"), a leading, Australian listed fund management firm and a prominent Australian equity manager. All investment professionals and the majority of staff have equity participation in listed BTIM shares.

Newly recruited fund managers are granted equity soon after they join and will increase their share when they meet prescribed asset targets. The equity awarded under these arrangements is subject to deferral conditions to aid retention.

Longer serving fund managers increase their equity participation through two equity schemes related to the management fee generated on their funds. The management fee is only awarded to the fund manager provided a prescribed cost hurdle has been exceeded. The first equity scheme delivers equity based on a percentage of the total management fee and each grant is subject to deferral in order to aid retention. The second scheme also awards further management fee related equity but the vesting period is over a longer time period. Once vested, this equity is awarded to the fund manager over a five year period, provided they are still in employment at each release date.

Finally, certain key managers are participants in a third Retention Plan that will pay out equity in two tranches. Tranche one is a fixed award of equity value and this vests over a set period, at the end of which the fund manager is awarded the equity provided they are still in employment at the release date. The second tranche of equity (also of fixed value) is conditional on the retention of fund assets. In the event the fund manager leaves employment on Good Leaver terms, it is paid twelve months following that leave date.

All investment professionals will be constantly re-equitised, providing a strong lock-in mechanism, because of the long vesting periods for equity awards.

JOHCM has built its business by attracting and retaining experienced fund managers with established track records from large firms. JOHCM provides them with an efficient operating structure and risk management, as well as a direct economic interest in the strategies they manage.

In summary, JOHCM has a results oriented partnership ethos. The variable elements of the fund manager's remuneration could represent a significant multiple of base salary where strong performance is delivered.

Ownership of Fund Shares. As of September 30, 2015, JOHCM's portfolio managers did not beneficially own any shares of the Emerging Markets Equity Fund.

Other Accounts. As of September 30, 2015, in addition to the Emerging Markets Equity Fund, JOHCM's portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles			Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts		Total Assets (in millions)	Number of Accounts		Total Assets (in millions)
Emery Brewer Dr. Ivo Kovachev	3	$265.6	1		$28.7	5		$804.1
	0	$0	1	*	$28.7	1	*	$107.5

*  These accounts, which are a subset of the accounts in the preceding row, are subject to a performance-based advisory fee.

Conflicts of Interest. The following are the types of conflicts of interest that may arise within the JOHCM Group (the whole company of J O Hambro Capital Management Limited and all the offices, including UK, US, Singapore and Prague), and the way in which they are managed and monitored in the JOHCM Group compliance program:

General

JOHCM acts as discretionary investment manager for a number of separate public and private funds and segregated accounts. The investment mandates for these clients are such that a particular investment will be suitable for inclusion in a number of different portfolios.

Each portfolio is managed by a named senior fund manager and deputy. It is a key part of the group's investment philosophy that these investment teams have the freedom, subject to any mandate restrictions, to make their own investment decisions.

Subject to any particular size or other constraints contained in client mandates, the proposed participation in an investment will be in proportion to the relative size of the portfolios managed by that investment team. However, a different investment team may make different decisions or make similar decisions at different times in respect of the same investment.

Basis of Remuneration

The remuneration structure for investment professionals includes a base salary, a revenue share (proportion of the management fee generated and performance fee) and the opportunity to earn an equity stake. The performance fee element provides a direct link between relative client returns and remuneration.

Performance fee

JOHCM is a strong believer in enhancing the alignment of interest by attaching performance fees to the outperformance of assets under management. Half of the performance fee achieved in a performance period accrues to the fund manager team with the other half going to JOHCM. A proportion of the managers' performance fee is paid in the year it is earned and the remainder is deferred, this element is payable in two equal annual installments as a retention mechanism. The deferred awards are subject to leaver conditions that will determine whether the deferral is paid in the event of a fund manager leaving the company's employment. The fund managers may choose to "invest" this in cash, their own fund or any other JOHCM fund.

Management fee

Arrangements are in place for the fund management team to share, depending on the maturity of the fund, between 10% and 20% of the management fees generated on the funds that they manage. This is subject, in some cases, to a fund cost hurdle before the management fee is paid to the team. Management fees are subject to good leaver clauses. For longer serving fund managers, part of their management fee is paid in BTIM equity (see above).

Confidentiality of Information

JOHCM Group operates a "need to know" approach and complies with all applicable laws in respect of the handling of confidential and price sensitive information in relation to its clients and their investment portfolios. Whilst the group is too small to operate any formal Chinese wall arrangements, access to confidential information is restricted to those who have a proper requirement for the information consistent with the legitimate interest of the client or the relevant part of the JOHCM Group.

Employee Personal Dealing

All employees are subject to the JOHCM Group's Employee Dealing Rules, which places clear parameters on how and when they may deal in securities for their own account and their immediate family and include regular reporting of personal transactions and holdings.

The compliance program includes a review of all personal dealing against client portfolio activity.

Disclosure

In certain circumstances, where a conflict of interest remains, JOHCM will seek the relevant client's consent to allow JOHCM to act, ensuring that the client has enough information to allow it to make an informed decision.

Declining to Act

JOHCM may decline to act on a client's behalf should it find itself unable to manage a conflict in any other way. All of the above mentioned conflicts of interest are accurately described in JOHCM's ADV.

KBII

Compensation. SIMC pays KBII a fee based on the assets under management of the Emerging Markets Equity Fund as set forth in an investment sub-advisory agreement between KBII and SIMC. KBII pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Emerging Markets Equity Fund. The following information relates to the period ended September 30, 2015.

There are a number of different components to portfolio manager compensation and these are set out below:

Base Salary: Benchmarked to industry.

Variable Pay: The overall company pool is determined by the profitability of KBID with 30% of Profit before Tax being set aside for variable pay. This pool funds the Annual Bonus and Profit Share.

Annual Bonus: For portfolio managers, the amount paid is based predominantly on relative investment performance for the relevant strategies/funds assessed over 1, 2 and 3 year rolling numbers. This ensures a longer term investment perspective rather than a year by year focus. Senior executives are obliged to take a proportion of the annual bonus in parent company equity which is then locked in for three years. If the executives cease employment with KBII, a portion of this equity is forfeited.

Profit Share: The firm also operates a "profit sharing scheme" which is complementary to the annual performance related bonuses described above. Any monies remaining in the variable pay pool after annual bonus payments are allocated through the profit sharing scheme. Payments under the profit sharing scheme are through a combination of cash, parent company equity and units in KBI funds. Equity and fund holdings are held in trust for a three year period with forfeiture provisions if the individual leaves KBII.

All portfolio managers participate in this scheme as well as selected executives from other parts of the business. This component aligns compensation with the overall profitability of KBII and provides an incentive to participate in asset raising and other firm-wide projects as well as being conscious of operational risks and business efficiency.

Retention Programme: Key employees including the senior management team and the more experienced members of the portfolio management team were granted parent company shares to the value of 10% of the value of Kleinwort Benson Investors in consideration for signing new employment contracts in 2010, (following the acquisition of the business by BHF Kleinwort Benson Group).

Ownership of Fund Shares. As of September 30, 2015, KBII's portfolio managers did not beneficially own any shares of the Emerging Markets Equity Fund.

Other Accounts. As of September 30, 2015, in addition to the Emerging Markets Equity Fund, KBII's portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts		Total Assets (in millions)
Gareth Maher	9	$1.99	14	$1.49	17		$2.18
	0	$0	0	$0	2	*	$0.35
David Hogarty	9	$1.99	14	$1.49	17		$2.18
	0	$0	0	$0	2	*	$0.35
Ian Madden	9	$1.99	14	$1.49	17		$2.18
	0	$0	0	$0	2	*	$0.35
James Collery	9	$1.99	14	$1.49	17		$2.18
	0	$0	0	$0	2	*	$0.35
John Looby	9	$1.99	14	$1.49	17		$2.18
	0	$0	0	$0	2	*	$0.35
Massimiliano Tondi	9	$1.99	14	$1.49	17		$2.18
	0	$0	0	$0	2	*	$0.35

*  These accounts, which are a subset of the accounts in the preceding row, are subject to a performance-based advisory fee.

Conflicts of Interest. KBII's portfolio managers' management of other accounts (collectively, the "KBII Other Accounts") may give rise to potential conflicts of interest in connection with their management of the Emerging Markets Equity Fund's investments, on the one hand, and the investments of the KBII Other Accounts, on the other. The KBII Other Accounts might have similar investment objectives as the Emerging Markets Equity Fund or hold, purchase or sell securities that are eligible to be held, purchased or sold by the Emerging Markets Equity Fund. KBII does not believe that these conflicts, if any, are material or, to the extent any such conflicts are material, KBII believes that it has designed policies and procedures to manage those conflicts in an appropriate way.

A potential conflict of interest may arise as a result of KBII's portfolio managers' day-to-day management of the Emerging Markets Equity Fund. Because of their positions with the Emerging Markets Equity Fund, the portfolio managers know the size, timing and possible market impact of Emerging Markets Equity Fund trades. It is theoretically possible that KBII's portfolio managers could use this information to the advantage of KBII Other Accounts they manage and to the possible detriment of the Emerging Markets Equity Fund. However, KBII has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

A potential conflict of interest may arise as a result of KBII's portfolio managers' management of the Emerging Markets Equity Fund and KBII Other Accounts, which, in theory, may allow them to allocate investment opportunities in a way that favors KBII Other Accounts over the Emerging Markets Equity Fund. This conflict of interest may be exacerbated to the extent that KBII or its portfolio managers receive, or expect to receive, greater compensation from their management of the KBII Other Accounts (many of which receive a base and incentive fee) than from the Emerging Markets Equity Fund. Notwithstanding this theoretical conflict of interest, it is KBII's policy to manage each account based on its investment objectives and related restrictions and, as discussed above, KBII has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time and in a manner consistent with each account's investment objectives and related restrictions. For example, while KBII's portfolio managers may buy for KBII Other Accounts securities that differ in identity or quantity from securities bought for the Emerging Markets Equity Fund, such securities might not be suitable for the Emerging Markets Equity Fund given its investment objectives and related restrictions.

Lazard

Compensation. SIMC pays Lazard a fee based on the assets under management of the Emerging Markets Equity Fund as set forth in an investment sub-advisory agreement between Lazard and SIMC. Lazard pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Emerging Markets Equity Fund. The following information relates to the period ended September 30, 2015.

Lazard compensates the portfolio managers by a competitive salary and bonus structure, which is determined both quantitatively and qualitatively. Salary and bonus are paid in cash, stock and restricted interests in funds managed by Lazard or its affiliates. Portfolio managers are compensated on the performance of the aggregate group of portfolios managed by them rather than for a specific fund or account. Various factors are considered in the determination of a portfolio manager's compensation. All of the portfolios managed by a portfolio manager are comprehensively evaluated to determine his or her positive and consistent performance contribution over time. Further factors include the amount of assets in the portfolios as well as qualitative aspects that reinforce Lazard's investment philosophy, such as leadership, teamwork and commitment.

Total compensation is not fixed, but rather is based on the following factors: (i) maintenance of current knowledge and opinions on companies owned in the portfolio; (ii) generation and development of new investment ideas, including the quality of security analysis and identification of appreciation catalysts; (iii) ability and willingness to develop and share ideas on a team basis; and (iv) the performance results of the portfolios managed by the investment team.

Variable bonus is based on the portfolio manager's quantitative performance as measured by his or her ability to make investment decisions that contribute to the pre-tax absolute and relative returns of the accounts managed by them, by comparison of each account to a predetermined benchmark, over the current fiscal year and the longer-term performance (three-, five- or ten-year, if applicable) of such account, as well as performance of the account relative to peers. In addition, the portfolio managers' bonus can be influenced by subjective measurement of the managers' ability to help others make investment decisions.

Ownership of Fund Shares. As of September 30, 2015, Lazard's portfolio managers did not beneficially own any shares of the Emerging Markets Equity Fund.

Other Accounts. As of September 30, 2015, Lazard's portfolio managers were responsible for the day to-day management of certain other accounts, as follows:

	Registered Investment Companies			Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts		Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts		Total Assets (in millions)
Kevin O'Hare, CFA	6		$1,028.3	6	$27,304	13		$2,346.9
	0		$0	0	$0	2	*	$1,788.4
Peter Gillespie, CFA	6		$1,028.3	6	$27,304	12		$2,302.8
	0		$0	0	$0	2	*	$1,788.4
James Donald, CFA	9		$15,621.3	19	$6,993.4	160		$13,825.5
	1	*	$2,968.6	0	$0	4	*	$2,433.7
John R. Reinsberg	11		$9,665.8	10	$1,485.5	77		$12,650.6
	0		$0	0	$0	2	*	$362.8

*  These accounts, which are a subset of the accounts preceding row, are subject to performance-based advisory fees.

Conflicts of Interest. Lazard's portfolio managers manage multiple accounts for a diverse client base, including private clients, institutions and investment funds. Lazard manages all portfolios on a team basis. The team is involved at all levels of the investment process. This team approach allows for every portfolio manager to benefit from his/her peers and for clients to receive Lazard's best thinking, not that of a single portfolio manager. Lazard manages all like investment mandates against a model portfolio. Specific client objectives, guidelines or limitations are then applied against the model, and any necessary adjustments are made.

Although the potential for conflicts of interest exist because Lazard and the portfolio managers manage other accounts with similar investment objectives and strategies as the Emerging Markets Equity Fund ("Similar Accounts"), Lazard has procedures in place that are designed to ensure that all accounts are treated fairly and that the Emerging Markets Equity Fund is not disadvantaged, including procedures regarding trade allocations and "conflicting trades" (e.g., long and short positions in the same security, as described below). In addition, the Emerging Markets Equity Fund, as a registered investment company, is subject to different regulations than certain of the Similar Accounts and, consequently, may not be permitted to engage in all the investment techniques or transactions, or to engage in such techniques or transactions to the same degree, as the Similar Accounts.

Potential conflicts of interest may arise because of Lazard's management of the Emerging Markets Equity Fund and Similar Accounts. For example, conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of limited investment opportunities, as Lazard may be perceived as causing accounts it manages to participate in an offering to increase Lazard's overall allocation of securities in that offering or to increase Lazard's ability to participate in future offerings by the same underwriter or issuer. Allocations of bunched trades, particularly trade orders that were only partially filled due to limited availability, and allocation of investment opportunities generally could raise a potential conflict of interest, as Lazard may have an incentive to allocate securities that are expected to increase in value to preferred accounts. Initial public offerings, in particular, are frequently of very limited availability.

Additionally, portfolio managers may be perceived to have a conflict of interest because of the large number of Similar Accounts, in addition to the Emerging Markets Equity Fund, that they are managing on behalf of Lazard. Although Lazard does not track each individual portfolio manager's time dedicated to each account, Lazard periodically reviews each portfolio manager's overall responsibilities to ensure that they are able to allocate the necessary time and resources to effectively manage the Emerging Markets Equity Fund. In addition, Lazard could be viewed as having a conflict of interest to the extent that Lazard and/or its portfolio managers have a materially larger investment in a Similar Account than their investment in the Emerging Markets Equity Fund.

A potential conflict of interest may be perceived to arise if transactions in one account closely follow related transactions in a different account, such as when a purchase increases the value of securities previously purchased by the other account or when a sale in one account lowers the sale price received in a sale by a second account. Lazard manages hedge funds that are subject to performance/incentive fees. Certain hedge funds managed by Lazard may also be permitted to sell securities short. When Lazard engages in short sales of securities of the type in which the Emerging Markets Equity Fund invests, Lazard could be seen as harming the performance of the Emerging Markets Equity Fund for the benefit of the account engaging in short sales if the short sales cause the market value of the securities to fall. As described above, Lazard has procedures in place to address these conflicts. Portfolio managers and portfolio management teams are generally not permitted to manage long-only assets alongside long/short assets, although they may from time to time manage both hedge funds and long-only accounts, including open-end and closed-end registered investment companies.

NBIA

Compensation. SIMC pays NBIA a fee based on the assets under management of the International Equity, Emerging Markets Equity and Emerging Markets Debt Funds as set forth in an investment sub-advisory agreement between NBIA and SIMC. Neuberger Berman pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the International Equity, Emerging Markets Equity and Emerging Markets Debt Funds. The following information relates to the period ended September 30, 2015.

Portfolio Manager Compensation Structure

Neuberger Berman's philosophy is one that focuses on rewarding performance and incentivizing its employees. The firm considers a variety of factors in determining fixed and variable compensation for employees, including firm performance, individual performance, overall contribution to the team, collaboration with colleagues across the firm, effective partnering with clients to achieve goals, risk management and the overall investment performance. It is the firm's foremost goal to create a compensation process that is fair, transparent, and competitive with the market.

Neuberger Berman investment professionals on fixed income portfolio management teams receive a fixed salary and are eligible for an annual bonus. The annual bonus for an individual investment professional is paid from a "bonus pool" made available to the fixed income portfolio management team with which the investment professional is associated. The amount available in the bonus pool is determined based on a number of factors including the revenue that is generated by that particular portfolio management team, less certain adjustments. Once the final size of the available bonus pool is determined, individual bonuses are determined based on a number of factors including, but not limited to, the aggregate investment performance of all strategies managed by the individual, utilization of central resources, business building to further the longer term sustainable success of the investment team, effective team/people management, and overall contribution to the success of Neuberger Berman. In some cases, bonus pools may be subject to a hold-back applied to revenues. Research Analysts who are embedded within fixed income portfolio management teams participate in a similar compensation structure established for their respective teams, at the discretion of their group heads, thereby aligning them with the long-term performance of their respective teams.

Incentive Structure

As a firm, Neuberger Berman believes that providing its employees with appropriate incentives, a positive work environment and an inclusive and collaborative culture is critical to the firm's success in retaining employees.

The terms of Neuberger Berman's long-term retention incentives are as follows:

•  Employee-Owned Equity. An integral part of Neuberger Berman's management buyout in 2009 was the implementation of an equity ownership structure which embodies the importance of incentivizing and retaining key investment professionals. Investment professionals have received a majority of the equity units owned by all employees. These units were subject to vesting (generally 25% vested each year at the 2nd, 3rd, 4th and 5th anniversaries of the grant).

In addition, in prior years certain employees may have elected to have a portion of their compensation delivered in the form of equity, which, in certain instances, is vested upon issuance and in other instances vesting aligns with the vesting of the Contingent Compensation Program (vesting over 3 years). For 2017 (and in some cases 2016), the Contingent Compensation Program will allow eligible employees to elect to receive 50% of deferred compensation in the form of vested equity. Eligible employees who have represented that they have sufficient direct investments in Neuberger Berman strategies in their private accounts (typically, 50% of their average three year-year compensation) can elect to receive up to 100% of deferred compensation in the form of vested equity.

Further, employees may have purchased vested equity through a Capital Units Election Program offering—we anticipate a similar offering in the first quarter of 2016 through which eligible employees will be able to purchase equity, subject to allocation capacity and program terms and conditions.

In implementing these programs, Neuberger Berman has established additional ways to expand employee-owned equity while also insuring that it continues to align the interests of employees with the interests of clients.

For confidentiality and privacy reasons, Neuberger Berman cannot disclose individual equity holdings or program participation.

•  Contingent Compensation.  Neuberger Berman established the Neuberger Berman Group Contingent Compensation Plan (the "CCP") to serve as a means to further align the interests of employees with the success of the firm and the interests of clients, and to reward continued employment. Under the CCP, a percentage of a participant's total compensation is contingent and tied to the performance of a portfolio of Neuberger Berman investment strategies as specified by the firm on an employee-by-employee basis. By having a participant's contingent compensation tied to Neuberger Berman investment strategies, each employee is given further incentive to operate as a prudent risk manager and to collaborate with colleagues to maximize performance across all business areas. In the case of Portfolio Managers, the CCP is currently structured so that such employees have exposure to the investment strategies of their respective teams as well as the broader Neuberger Berman portfolio. In addition, certain CCP Participants may make an election to receive a portion of their contingent compensation in the form of equity, subject to vesting provisions and other provisions generally consistent with those of the traditional CCP. Subject to satisfaction of certain conditions of the CCP (including conditions relating to continued employment), contingent compensation amounts vest over three years. Neuberger Berman determines annually which employees participate in the program based on total compensation for the applicable year.

•  Restrictive Covenants. Most investment professionals, including Portfolio Fund Managers, are subject to notice periods and restrictive covenants which include employee and client non-solicit restrictions as well as restrictions on the use of confidential information. In addition, depending on participation levels, certain senior professionals who have received equity grants have also agreed to additional notice and transition periods and, in some cases, non-compete restrictions.

Ownership of Fund Shares. As of September 30, 2015, NBFI's portfolio managers did not beneficially own any shares of the International Equity, Emerging Markets Equity or Emerging Markets Debt Funds.

Other Accounts. As of September 30, 2015, in addition to the in addition to the International Equity, Emerging Markets Equity and Emerging Markets Debt Funds, NBFI's portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles			Other Accounts***
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts		Total Assets (in millions)	Number of Accounts		Total Assets (in millions)
Rob Drijkoningen	6	$972	15		$3,548	7		$1,356
	0	$0	2	*	$98	1	*	$287
Gorky Urquieta	6	$972	15		$3,548	7		$1,356
	0	$0	2	*	$98	1	*	$287
Jennifer Gorgoll, CFA	1	$185	8		$1,686	1		$170
	0	$0	2	*	$98	0		$0
Raoul Luttik**	2	$843	4		$1,214	0		$0
Nish Popat	1	$185	8		$1,686	1		$170
	0	$0	2	*	$98	0		$0
Prashant Singh, CFA**	0	$0	2		$46	0		$0
Bart van der Made, CFA	6	$972	11		$3,045	7		$1,356
	0	$0	2	*	$98	1	*	$287
Vera Kartseva**	2	$843	3		$853	0		$0
Benjamin Segal, CFA	6	$2,125	8		$420	1,555		$3,346
	0	$0	0		$0	3	*	$326
Conrad A. Saldanha, CFA	1	$407	14		$2,658	7		$803
	0	$0	2	*	$409	2	*	$325

*  These accounts, which are a subset of the accounts in the preceding row, are subject to a performance-based advisory fee.

**  These accounts are not subject to a performance-based advisory fee.

Conflicts of Interest. Actual or apparent conflicts of interest may arise when a Portfolio Manager has day-to-day management responsibilities with respect to more than one fund or other account. The management of multiple funds and accounts (including proprietary accounts) may give rise to actual or potential conflicts of interest if the funds and accounts have different or similar objectives, benchmarks, time horizons, and fees, as the Portfolio Manager must allocate his or her time and investment ideas across multiple funds and accounts. The Portfolio Manager may execute transactions for another fund or account that may adversely impact the value of securities held by the funds, and which may include transactions that are directly contrary to the positions taken by a fund. For example, a Portfolio Manager may engage in short sales of securities for another account that are the same type of securities in which a fund it manages also invests. In such a case, the Portfolio Manager could be seen as harming the performance of the fund for the benefit of the account engaging in short sales if the short sales cause the market value of the securities to fall. Additionally, if a Portfolio Manager identifies a limited investment opportunity that may be suitable for more than one fund or other account, a fund may not be able to take full advantage of that opportunity. Further, the Manager may take an investment position or action for a fund or account that may be different from, inconsistent with, or have different rights than (e.g., voting rights, dividend or repayment priorities or other features that may conflict with one another), an action or position taken for one or more other funds or accounts, including a fund, having similar or different objectives. A conflict may also be created by investing in different parts of an issuer's capital structure (e.g., equity or debt, or different positions in the debt structure). Those positions and actions may adversely impact, or in some instances benefit, one or more affected accounts, including the funds. Potential conflicts may also arise because portfolio decisions and related actions regarding a position held for a fund or another account may not be in the best interests of a position held by another fund or account having similar or different objectives. If one account were to buy or sell portfolio securities shortly before another account bought or sold the same securities, it could affect the price paid or received by the second account. Securities selected for funds or accounts other than a fund may outperform the securities selected for the fund. Finally, a conflict of interest may arise if the Manager and a Portfolio Manager have a financial incentive to favor one account over another, such as a performance-based management fee that applies to one account but not all funds or accounts for which the Portfolio Manager is responsible.

NBIA has adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

PanAgora

Compensation. SIMC pays PanAgora a fee based on the assets under management of the Emerging Markets Equity Fund as set forth in an investment sub-advisory agreement between PanAgora and SIMC. PanAgora pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Emerging Markets Equity Fund. The following information relates to the period ended September 30, 2015.

All investment professionals receive industry competitive salaries (based on an annual benchmarking study) and are rewarded with meaningful performance-based annual bonuses. All employees of PanAgora are evaluated by comparing their performance against tailored and specific objectives. These goals are developed and monitored through the cooperation of employees and their immediate supervisors. Portfolio managers have specific goals regarding the investment performance of the accounts they manage and not revenue associated with these accounts.

Senior employees of PanAgora can own up to 20% of PanAgora through restricted stocks and options under the provisions of the PanAgora Employees Ownership Plan. To ensure the retention benefit of the plan, the ownership is subject to a vesting schedule. The ownership is primarily shared by members of the senior management team as well as senior investment and research professionals.

Ownership of Fund Shares. As of September 30, 2015, the portfolio managers did not beneficially own any shares of the Emerging Markets Equity Fund.

Other Accounts. As of September 30, 2015, in addition to the Emerging Markets Equity Fund, the portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles			Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts		Total Assets (in millions)	Number of Accounts		Total Assets (in millions)
Jane Zhao, Ph.D.	4	$664	41		$5,742	58		$14,531
	0	$0	23	*	$3,211	5	*	$1,046
Dmitri Kantsyrev, Ph.D., CFA	4	$664	41		$5,742	58		$14,531
	0	$0	23	*	$3,211	5	*	$1,046
Oleg Nuzinson, CFA	4	$664	41		$5,742	58		$14,531
	0	$0	23	*	$3,211	5	*	$1,046

*  These accounts, which are a subset of the accounts in the preceding row, are subject to a performance-based advisory fee.

Conflicts of Interest. The portfolio managers' management of other accounts may give rise to potential conflicts of interest in connection with their management of the Emerging Markets Equity Fund's investments, on the one hand, and the investments of the other accounts, on the other. The other accounts include retirement plans and separately managed accounts, as well as incubated accounts. The other accounts might have similar investment objectives as the Emerging Markets Equity Fund or hold, purchase or sell securities that are eligible to be held, purchased or sold by the Emerging Markets Equity Fund. While the portfolio managers' management of other accounts may give rise to the following potential conflicts of interest, PanAgora does not believe that the conflicts, if any, are material or, to the extent any such conflicts are material, PanAgora believes that it has designed policies and procedures to manage those conflicts in an appropriate way.

A potential conflict of interest may arise as a result of the portfolio managers' day-to-day management of the Emerging Markets Equity Fund. Because of their positions with the Emerging Markets Equity Fund, the portfolio managers know the size, timing and possible market impact of Emerging Markets Equity Fund trades. It is theoretically possible that the portfolio managers could use this information to the advantage of other accounts they manage and to the possible detriment of the Emerging Markets Equity Fund. However, PanAgora has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

A potential conflict of interest may arise as a result of the portfolio managers' management of the Emerging Markets Equity Fund and other accounts, which, in theory, may allow them to allocate investment opportunities in a way that favors other accounts over the Emerging Markets Equity Fund. This conflict of interest may be exacerbated to the extent that PanAgora or the portfolio managers receive, or expect to receive, greater compensation from their management of the other accounts than the Emerging Markets Equity Fund. Notwithstanding this theoretical conflict of interest, it is PanAgora's policy to manage each account based on its investment objectives and related restrictions and, as discussed above, PanAgora has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time and in a manner consistent with each account's investment objectives and related restrictions. For example, while the portfolio managers may buy for other accounts securities that differ in identity or quantity from securities bought for the Emerging Markets Equity Fund, such securities might not be suitable for the Emerging Markets Equity Fund given its investment objective and related restrictions.

RWC

Compensation.  SIMC pays RWC a fee based on the assets under management of the Emerging Markets Equity Fund as set forth in an investment sub-advisory agreement between RWC and SIMC. RWC pays its professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Emerging Markets Equity Fund. The following information relates to the period ended September 30, 2015.

The heads of the investment team are employees of RWC and are compensated via a share in the management fees and, where applicable, the performance fees generated by the funds managed directly by them. They are also incentivised through equity participation in RWC Partners Limited. The remaining investment team members are typically paid a salary and discretionary bonus, allocated to them by the heads of the investment team from the management and performance fee share.

Ownership of Fund Shares. As of September 30, 2015, RWC's portfolio managers did not beneficially own any shares of the Emerging Markets Equity Fund.

Other Accounts.  As of September 30, 2015, in addition to the Emerging Markets Equity Fund, the portfolio managers were responsible for the management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles			Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts		Total Assets (in millions)	Number of Accounts		Total Assets (in millions)
James Johnstone	0	$0	2		$261	3		$155
	0	$0	2	*	$261	1	*	$70.4
John Malloy	0	$0	1		$101	2		$300

No account listed above is subject to a performance-based advisory fee.

Conflicts of Interest.  A conflict of interest may arise as a result of a portfolio manager being responsible for multiple accounts, including the Fund, which may have different investment guidelines and objectives. In addition to the Fund, these accounts may include other mutual funds managed on an advisory or sub-advisory basis, separate accounts and collective trust accounts. An investment opportunity may be suitable for the Fund as well as for any of the other accounts. However, the investment may not be available in sufficient quantity for all of the accounts to participate fully. In addition, there may be limited opportunity to sell an investment held by the Fund and the other accounts. The other accounts may have similar investment objectives or strategies as the Fund, may track the same benchmarks or indexes as the Fund tracks and may sell securities that are eligible to be held, sold or purchased by the Fund. A portfolio manager may be responsible for accounts that have different advisory fee schedules, which may create the incentive for the portfolio manager to favor one account over another in terms of access to investment opportunities. A portfolio manager may also manage accounts whose investment objectives and policies differ from those of the Fund, which may cause the portfolio manager to effect trading in one account that may have an adverse effect on the value of the holdings within another account, including the Fund. RWC or the Portfolio Managers may have a potential conflict of interest in allocating time and activity between the Fund and other client accounts. In addition, RWC and its officers and employees may have investments of their own in these other client accounts. To address and manage these potential conflicts of interest, RWC has adopted compliance policies and procedures to allocate investment opportunities and to ensure that each of their clients is treated on a fair and equitable basis. Such policies and procedures include, but are not limited to, trade allocation and trade aggregation policies, and reviews are carried out by the compliance team.

Stone Harbor

Compensation. SIMC pays Stone Harbor a fee based on the assets under management of the Emerging Markets Debt Fund as set forth in an investment sub-advisory agreement between Stone Harbor and SIMC. Stone Harbor pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Emerging Markets Debt Fund. The following information relates to the period ended September 30, 2015.

Stone Harbor's portfolio managers are compensated on investment performance versus the J.P. Morgan Emerging Markets Bond Index Global as measured on a one-, three- and five-year horizon, equally weighted. Analysts are compensated on credit performance versus benchmark for the same periods. The overall compensation structure for all Stone Harbor employees is based on three components: base salary, discretionary performance-based bonus and profit participation based on relative equity share.

Ownership of Fund Shares.  As of September 30, 2015, Stone Harbor's portfolio managers did not beneficially own any shares of the Emerging Markets Debt Fund.

Other Accounts.  As of September 30, 2015, Stone Harbor's portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles			Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts		Total Assets (in millions)	Number of Accounts		Total Assets (in millions)
Peter J. Wilby, CFA	11	$6,497	26		$11,547	82		$20,023
	0	$0	4	*	$613	4	*	$3,189
Pablo Cisilino	8	$5,744	16		$10,676	65		$17,361
	0	$0	4	*	$613	4	*	$3,189
James Craige, CFA	8	$5,744	16		$10,676	65		$17,361
	0	$0	4	*	$613	4	*	$3,189
David Oliver, CFA	8	$5,744	16		$10,676	65		$17,361
	0	$0	4	*	$613	4	*	$3,189
Kumaran Damodaran, Ph.D.	8	$5,744	16		$10,676	65		$17,361
	0	$0	4	*	$613	4	*	$3,189
William Perry	8	$5,744	16		$10,676	65		$17,361
	0	$0	4	*	$613	4	*	$3,189

*  These accounts, which are a subset of the accounts in the preceding row, are subject to a performance-based advisory fee.

Conflicts of Interest. There are several potential conflicts of interest that may arise in conducting business as an investment adviser. Stone Harbor has adopted compliance policies and procedures that are designed to address the potential conflicts of interest that may arise for the firm and the individuals that it employs.

Potential conflicts of interest may arise because the Emerging Markets Debt Fund's portfolio managers have day-to-day management responsibilities with respect to one or more accounts. Stone Harbor seeks to minimize the effects of competing interests for the time and attention of portfolio managers by assigning portfolio managers to manage accounts that share a similar investment style. Furthermore, Stone Harbor has implemented trade allocation procedures that are designed to facilitate the fair allocation of limited investment opportunities among multiple funds and accounts. There is no guarantee, however, that the policies and procedures adopted by Stone Harbor will be able to detect and/or prevent every situation in which an actual or potential conflict may appear.

Potential conflicts of interest may also occur when employees purchase securities for their personal accounts and as a result of employees having access to confidential and or non-public information. It is Stone Harbor's policy to put the customer's interest first, protect their confidentiality and act ethically to fulfill its fiduciary obligations. To this end, Stone Harbor has enacted a Code of Ethics that requires, among other things, that Stone Harbor employees follow specified guidelines for trading in their personal accounts and refraining from misusing confidential client information or other nonpublic information. Each Stone Harbor employee involved in the management and/or review of the Emerging Markets Debt Fund is required to acknowledge receipt and certify that they have complied with this Code of Ethics on an annual basis.

Tradewinds

Compensation. SIMC pays Tradewinds a fee based on the assets under management of the International Equity Fund as set forth in an investment sub-advisory agreement between Tradewinds and SIMC. Tradewinds pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the International Equity Fund. The following information relates to the period ended September 30, 2015.

Tradewinds' portfolio managers participate in a highly competitive compensation structure with the purpose of attracting and retaining the most talented investment professionals and rewarding them through a total compensation program as determined by the firm's Operating Committee. The total compensation program consists of both a base salary and an annual bonus that can be a multiple of the base salary. The portfolio manager's performance is formally evaluated annually based on a variety of factors. Bonus compensation for portfolio managers and research analysts is primarily a function of the firm's overall annual profitability as well as the individual's contribution, including the relative performance of their stock recommendations over a period of up to four years, depending on tenure. Tradewinds also evaluates and considers the professional's quality of research and work ethic, as well as their contributions to the portfolio strategy, teamwork and collaboration. Additionally, each member of the investment team participates in Tradewind's employee equity participation program which enables team members to participate in the long-term success of Tradewinds.

Ownership of Fund Shares. As of September 30, 2015, Tradewinds' portfolio manager did not beneficially own any shares of the International Equity Fund.

Other Accounts. As of September 30, 2015, in addition to the International Equity Fund, Tradewinds' portfolio manager was responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts*	Total Assets (in millions)
Peter L. Boardman	2	$301.6	4	$226.3	5,766	$1.14

No account listed above is subject to a performance-based advisory fee.

*  For the purposes of the number of accounts, participants in broker-sponsored managed account programs are counted individually.

Conflicts of Interest. Actual or perceived conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one account. More specifically, portfolio managers who manage multiple accounts are presented with the following potential conflicts, which are not intended to be an exhaustive list:

•  The management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of each account. Tradewinds seeks to manage such competing interests for the time and attention of the portfolio manager by utilizing investment models for the management of most investment strategies.

•  If a portfolio manager identifies a limited investment opportunity that may be suitable for more than one account, an account may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible accounts. To deal with these situations, Tradewinds has adopted procedures for allocating limited opportunities across multiple accounts.

•  With respect to many of its clients' accounts, Tradewinds determines which broker to utilize when placing orders for execution, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts, Tradewinds may be limited by the client with respect to the selection of brokers when the client requests Tradewinds to direct trades through a particular broker. In these cases, Tradewinds may place separate transactions for certain accounts that may temporarily affect the market price of the security or the execution of the transaction or both, to the detriment of other accounts. Tradewinds seeks to minimize market impact by using its discretion in releasing orders in a manner that seeks to cause the least possible impact.

•  Finally, the appearance of a conflict of interest may arise where Tradewinds has an incentive, such as a performance-based management fee, which relates to the management of some accounts, with respect to which a portfolio manager has day-to-day management responsibilities. Tradewinds periodically performs a comparative analysis of the performance between accounts with performance fees and those without performance fees.

Tradewinds has adopted certain compliance procedures that are designed to address the types of conflicts common among investment managers. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

WCM

Compensation. SIMC pays WCM a fee based on the assets under management of the International Equity Fund as set forth in an investment sub-advisory agreement between WCM and SIMC. WCM pays its professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the International Equity Fund. The following information relates to the period ended September 30, 2015.

WCM's portfolio managers are compensated with a fixed base salary and share in the profitability of WCM from their equity ownership. On occasion, WCM has agreed to a performance-based fee arrangement. In these arrangements, the fee is generally the greater of a "base" component or a "performance" component as measured against a benchmark. Performance fees are charged only in compliance with Rule 205-3 under the Investment Advisers Act of 1940, as amended, and only to "qualified clients" as defined in that rule. Portfolio managers' compensation arrangements are not directly linked to any such arrangement.

Ownership of Fund Shares. As of September 30, 2015, WCM's portfolio managers did not beneficially own any shares of the International Equity Fund.

Other Accounts. As of September 30, 2015, in addition to the International Equity Fund, WCM's portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts		Total Assets (in millions)
Paul R. Black	10	$2,120.76	11	$589.94	212		$4,484.33
	0	$0	0	$0	4	*	$444.49
Peter J. Hunkel	10	$2,120.76	11	$589.94	212		$4,484.33
	0	$0	0	$0	4	*	$444.49
Michael B. Trigg	10	$2,120.76	11	$589.94	212		$4,484.33
	0	$0	0	$0	4	*	$444.49
Kurt R. Winrich	10	$2,120.76	11	$589.94	212		$4,484.33
	0	$0	0	$0	4	*	$444.49

*  These accounts, which are a subset of the accounts in the preceding row, are subject to a performance-based advisory fee.

Conflicts of Interest. The management of multiple funds and accounts may give rise to potential conflicts of interest if the funds and other accounts have different objectives, benchmarks, time horizons, and fees (including performance-based fees) as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. WCM seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment strategies that are used in connection with the management of the fund. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which may minimize the potential for conflicts of interest. The separate management of the trade execution and valuation functions from the portfolio management process also helps to reduce potential conflicts of interest. However, securities selected for funds or accounts other than the fund may outperform the securities selected for the fund. Moreover, if a portfolio manager identifies a limited investment opportunity that may be suitable for more than one fund or other account, the fund may not be able to take full advantage of that opportunity due to an allocation of that opportunity across all eligible funds and other accounts. The firm seeks to manage such potential conflicts by using procedures intended to provide a fair allocation of buy and sell opportunities among funds and other accounts.

The management of personal accounts by a portfolio manager may give rise to potential conflicts of interest. While WCM has adopted a code of ethics which we believe contains provisions reasonably necessary to prevent a wide range of prohibited activities by portfolio managers and others with respect to their personal trading activities, there can be no assurance that the code of ethics addresses all individual conduct that could result in conflicts of interest.

In addition, WCM has adopted certain compliance procedures that are designed to address these, and other, types of conflicts. However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.

Wellington Management

Compensation. Wellington Management receives a fee based on the assets under management of the International Fixed Income Fund as set forth in an investment sub-advisory agreement between Wellington Management and SIMC on behalf of the International Fixed Income Fund. Wellington Management pays its investment professionals out of its total revenues, including the advisory fees earned with respect to the International Fixed Income Fund. The following information relates to the period ended September 30, 2015.

Wellington Management's compensation structure is designed to attract and retain high-caliber investment professionals necessary to deliver high quality investment management services to its clients. Wellington Management's compensation of the International Fixed Income Fund's manager listed in the Fund's Prospectuses, who is primarily responsible for the day-to-day management of the International Fixed Income Fund ("Portfolio Manager"), includes a base salary and incentive components. The base salary for each Portfolio Manager who is a partner (a "Partner") of Wellington Management Group LLP, the ultimate holding company of Wellington Management, is generally a fixed amount that is determined by the managing partners of Wellington Management Group LLP. The Portfolio Manager is eligible to receive an incentive payment based on the revenues earned by Wellington Management from the International Fixed Income Fund managed by the Portfolio Manager and generally each other account managed by the Portfolio Manager. The Portfolio Manager's incentive payment relating to the International Fixed Income Fund is linked to the gross pre-tax performance of the portion of the International Fixed Income Fund managed by the Portfolio Manager compared to the benchmark index and/or peer group identified below, over one- and three-year periods, with an emphasis on three-year results. In 2012, Wellington Management began placing increased emphasis on long-term performance and is phasing in five-year performance comparison periods, which will be fully implemented by December 31, 2016. Wellington Management applies similar incentive compensation structures (although the benchmarks or peer groups, time periods and rates may differ) to other accounts managed by the Portfolio Manager, including accounts with performance fees.

Portfolio-based incentives across all accounts managed by an investment professional can, and typically do, represent a significant portion of an investment professional's overall compensation; incentive compensation varies significantly by individual and can vary significantly from year to year. The Portfolio Manager may also be eligible for bonus payments based on his overall contribution to Wellington Management's business operations. Senior management at Wellington Management may reward individuals as it deems appropriate based on other factors. Each Partner is eligible to participate in a Partner-funded tax qualified retirement plan, the contributions to which are made pursuant to an actuarial formula. Mr. Evans is a Partner.

Fund	Benchmark Index and/or Peer Group for Incentive Period
International Fixed Income Fund	Barclays Global Aggregate ex USD hedged to USD

Ownership of Fund Shares. As of September 30, 2015, Wellington Management's portfolio manager did not beneficially own any shares of the International Fixed Income Fund.

Other Accounts. As of September 30, 2015, in addition to the International Fixed Income Fund, the portfolio manager was responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles			Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (millions)	Number of Accounts		Total Assets (millions)	Number of Accounts	Total Assets (millions)
Robert L. Evans	2	$3,644.95	4		$354.93	7	$1,687.42
	0	$0	1	*	$108.11	0	$0

*  These accounts, which are a subset of the accounts in the preceding row, are subject to a performance-based advisory fee.

Conflicts of Interest. Individual investment professionals at Wellington Management manage multiple accounts for multiple clients. These accounts may include mutual funds, separate accounts (assets managed on behalf of institutions, such as pension funds, insurance companies, foundations or separately managed account programs sponsored by financial intermediaries), bank common trust accounts and hedge funds. The International Fixed Income Fund's manager listed in the Fund's Prospectuses who is primarily responsible for the day-to-day management of the Fund ("Portfolio Manager") generally manages accounts in several different investment styles. These accounts may have investment objectives, strategies, time horizons, tax considerations and risk profiles that differ from those of the International Fixed Income Fund. The Portfolio Manager makes investment decisions for each account, including the International Fixed Income Fund, based on the investment objectives, policies, practices, benchmarks, cash flows, tax and other relevant investment considerations applicable to that account. Consequently, the Portfolio Manager may purchase or sell securities, including IPOs, for one account and not another account, and the performance of securities purchased for one account may vary from the performance of securities purchased for accounts. Alternatively, these accounts may be managed in a similar fashion to the International Fixed Income Fund and thus the accounts may have similar, and in some cases nearly identical, objectives, strategies and/or holdings to that of the International Fixed Income Fund.

The Portfolio Manager or other investment professionals at Wellington Management may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of the International Fixed Income Fund or make investment decisions that are similar to those made for the International Fixed Income Fund, both of which have the potential to adversely impact the International Fixed Income Fund depending on market conditions. For example, an investment professional may purchase a security in one account while appropriately selling that same security in another account. Similarly, the Portfolio Manager may purchase the same security for the International Fixed Income Fund and one or more other accounts at or about the same time. In those instances, the other accounts will have access to their respective holdings prior to the public disclosure of the International Fixed Income Fund's holdings. In addition, some of these accounts have fee structures, including performance fees, which are or have the potential to be higher, in some cases significantly higher, than the fees Wellington Management receives for managing the International Fixed Income Fund. Mr. Evans also manages accounts which pay performance allocations to Wellington Management or its affiliates. Because incentive payments paid by Wellington Management to the Portfolio Manager are tied to revenues earned by Wellington Management and, where noted, to the performance achieved by the manager in each account, the incentives associated with any given account may be significantly higher or lower than those associated with other accounts managed by the Portfolio Manager. Finally, the Portfolio Manager may hold shares or investments in the other pooled investment vehicles and/or other accounts identified above.

Wellington Management's goal is to meet its fiduciary obligation to treat all clients fairly and provide high quality investment services to all of its clients. Wellington Management has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which it believes address the conflicts associated with managing multiple accounts for multiple clients. In addition, Wellington Management monitors a variety of areas, including compliance with primary account guidelines, the allocation of IPOs and compliance with the firm's Code of Ethics and places additional investment restrictions on investment professionals who manage hedge funds and certain other accounts. Furthermore, senior investment and business personnel at Wellington Management periodically review the performance of Wellington Management's investment professionals. Although Wellington Management does not track the time an investment professional spends on a single account, Wellington Management does periodically assess whether an investment professional has adequate time and resources to effectively manage the investment professional's various client mandates.

DISTRIBUTION, SHAREHOLDER SERVICING AND ADMINISTRATIVE SERVICING

General. SEI Investments Distribution Co. (the "Distributor") serves as each Fund's distributor. The Distributor is a wholly owned subsidiary of SEI. The Distributor has its principal business address at One Freedom Valley Drive, Oaks, Pennsylvania 19456.

Distribution Agreement, Shareholder Servicing and Administrative Servicing Plans. The Distributor serves as each Fund's distributor pursuant to a distribution agreement (the "Distribution Agreement") with the Trust.

For the fiscal year ended September 30, 2015, the Funds did not incur any 12b-1 expenses.

Pursuant to a Shareholder Service Plan (the "Service Plan"), the various classes of Shares are authorized to pay service providers a fee in connection with the ongoing servicing of shareholder accounts owning such Shares at the annual rate of up to 0.25% of the value of the average daily net assets attributable to each of the Class A and I Shares of the Fund, which is calculated daily and payable monthly.

The service fees payable under the Service Plan are intended to compensate service providers for the provision of shareholder services and may be used to provide compensation to financial intermediaries for ongoing service and/or maintenance of shareholder accounts with respect to Shares of the applicable Funds. Shareholder services under the Service Plan may include: (i) maintaining accounts relating to Clients; (ii) arranging for bank wires; (iii) responding to Client inquiries relating to the services performed by service providers; (iv) responding to inquiries from Clients concerning their investment in Shares; (v) assisting Clients in changing dividend options, account designations and addresses; (vi) providing information periodically to Clients showing their position in Shares; (vii) forwarding shareholder communications from the Funds such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to Clients; (viii) processing purchase, exchange and redemption requests from Clients and placing orders with the Funds or their service providers; (ix) providing sub-accounting with respect to Shares beneficially owned by Clients; (x) processing dividend payments from the Funds on behalf of Clients; and (xi) providing such other similar services as a Fund may reasonably request to the extent the service provider is permitted to do so under applicable statutes, rules and regulations.

Pursuant to an Administrative Service Plan (the "Administrative Service Plan"), Class I Shares are authorized to pay administrative service providers a fee in connection with the ongoing provision of administrative services at the annual rate of up to 0.25% of the value of the average daily net assets attributable to Class I Shares of the Fund, which is calculated daily and payable monthly. The administrative service fees payable under the Administrative Service Plan are intended to compensate administrative service providers for the provision of administrative services and may be used to provide compensation to other service providers for the provision of administrative services with respect to the Class I Shares of the applicable Funds. Administrative services under the Administrative Service Plan may include: (i) providing subaccounting with respect to shares beneficially owned by clients; (ii) providing information periodically to Clients showing their positions in Shares; (iii) forwarding shareholder communications from a Fund (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to clients; (iv) processing purchase, exchange and redemption requests from clients and placing such orders with a Fund or its service providers; (v) processing dividend payments from a Fund on behalf of its clients; and (vi) providing such other similar services as a Fund may, through the Distributor, reasonably request to the extent that the service provider is permitted to do so under applicable laws or regulations.

Distribution Expenses Incurred by Adviser. The Funds are sold primarily through independent registered investment advisers, financial planners, bank trust departments and other financial advisors ("Financial Advisors") who provide their clients with advice and services in connection with their investments in the SEI Funds. SEI Funds are typically combined into complete investment portfolios and strategies using asset allocation techniques to serve investor needs. In connection with its distribution activities, SIMC and its affiliates may provide Financial Advisors, without charge, asset allocation models and strategies, custody services, risk assessment tools and other investment information and services to assist the Financial Advisor in providing advice to investors.

SIMC may hold conferences, seminars and other educational and informational activities for Financial Advisors for the purpose of educating Financial Advisors about the Funds and other investment products offered by SIMC or its affiliates. SIMC may pay for lodging, meals and other similar expenses incurred by Financial Advisors in connection with such activities. SIMC also may pay expenses associated with joint marketing activities with Financial Advisors, including, without limitation, seminars, conferences, client appreciation dinners, direct market mailings and other marketing activities designed to further the promotion of the Funds. In certain cases, SIMC may make payments to Financial Advisors or their employer in connection with their solicitation or referral of investment business, subject to any regulatory requirements for disclosure to and consent from the investor. All such marketing expenses and solicitation payments are paid by SIMC or its affiliates out of its past profits or other available resources and are not charged to the Funds.

Many Financial Advisors may be affiliated with broker-dealers. SIMC and its affiliates may pay compensation to broker-dealers or other financial institutions for services such as, without limitation, providing the Funds with "shelf space" or a higher profile for the firm's associated Financial Advisors and their customers, placing the Funds on the firm's preferred or recommended fund list, granting the Distributor access to the firm's associated Financial Advisors, providing assistance in training and educating the firm's personnel, allowing sponsorship of seminars or informational meetings and furnishing marketing support and other specified services. These payments may be based on average net assets of SEI Funds attributable to that broker-dealer, gross or net sales of SEI Funds attributable to that broker-dealer, a negotiated lump sum payment or other appropriate compensation for services rendered.

Payments may also be made by SIMC or its affiliates to financial institutions to compensate or reimburse them for administrative or other client services provided, such as sub-transfer agency services for shareholders or retirement plan participants, omnibus accounting or sub-accounting, participation in networking arrangements, account set-up, recordkeeping and other shareholder services. These fees may be used by the financial institutions to offset or reduce fees that would otherwise be paid directly to them by certain account holders, such as retirement plans.

The payments discussed above may be significant to the financial institutions receiving them and may create an incentive for the financial institutions or its representatives to recommend or offer shares of the SEI Funds to its customers rather than other funds or investment products. These payments are made by SIMC and its affiliates out of their past profits or other available resources.

Although the Funds may use broker-dealers that sell Fund shares to effect transactions for the Funds' portfolio, the Funds and the advisers will not consider the sale of Fund shares as a factor when choosing broker-dealers to effect those transactions and will not direct brokerage transactions to broker-dealers as compensation for the sales of Fund shares.

TRUSTEES AND OFFICERS OF THE TRUST

Board Responsibilities. The management and affairs of the Trust and its series, including the Funds described in this SAI, are overseen by the Trustees. The Board has approved contracts, as described above, under which certain companies provide essential management services to the Trust.

Like most mutual funds, the day-to-day business of the Trust, including the management of risk, is performed by third party service providers, such as SIMC, the Distributor and the Administrator. The Trustees are responsible for overseeing the Trust's service providers and, thus, have oversight responsibility with respect to risk management performed by those service providers. Risk management seeks to identify and address risks, i.e., events or circumstances that could have material adverse effects on the business, operations, shareholder services, investment performance or reputation of the Funds. The Funds and their service providers employ a variety of processes, procedures and controls to identify risks, to lessen the probability of their occurrence and/or to mitigate the effects of such risks if they do occur. Each service provider is responsible for one or more discrete aspects of the Trust's business (e.g., SIMC is responsible for the investment performance of the Funds and, along with the Board, is responsible for the oversight of the Funds' Sub-Advisers, which, in turn, are responsible for the day-to-day management of the Funds' portfolio investments) and, consequently, for managing the risks associated with that business. The Board has emphasized to the Funds' service providers the importance of maintaining vigorous risk management.

The Trustees' role in risk oversight begins before the inception of a Fund, at which time SIMC presents the Board with information concerning the investment objectives, strategies and risks of the Fund as well as proposed investment limitations for the Fund. Additionally, each Sub-Adviser and SIMC provides the Board with an overview of, among other things, its investment philosophy, brokerage practices and compliance infrastructure. Thereafter, the Board continues its oversight function as various personnel, including the Trust's Chief Compliance Officer, as well as personnel of SIMC and other service providers such as the Funds' independent accountants, make periodic reports to the Audit Committee or to the Board with respect to various aspects of risk management. The Board and the Audit Committee oversee efforts by management and service providers to manage risks to which the Funds may be exposed.

The Board is responsible for overseeing the nature, extent and quality of the services provided to the Funds by the Adviser and Sub-Advisers and receives information about those services at its regular meetings. In addition, in connection with its consideration of whether to annually renew the Advisory Agreement between the Trust, on behalf of the Funds, and SIMC and the various Sub-Advisory Agreements between SIMC and the Sub-Advisers with respect to the Funds, the Board annually meets with SIMC and, at least every other year, meets with the Sub-Advisers to review such services. Among other things, the Board regularly considers the Sub-Advisers' adherence to the Funds' investment restrictions and compliance with various Fund policies and procedures and with applicable securities regulations.

The Trust's Chief Compliance Officer regularly reports to the Board to review and discuss compliance issues and Fund, Adviser and Sub-Adviser risk assessments. At least annually, the Trust's Chief Compliance Officer provides the Board with a report reviewing the adequacy and effectiveness of the Trust's policies and procedures and those of its service providers, including the Adviser and Sub-Advisers. The report addresses the operation of the policies and procedures of the Trust and each service provider since the date of the last report; any material changes to the policies and procedures since the date of the last report; any recommendations for material changes to the policies and procedures; and any material compliance matters since the date of the last report.

The Board receives reports from the Funds' service providers regarding operational risks and risks related to the valuation and liquidity of portfolio securities. The Trust's Fair Value Pricing Committee provides regular reports to the Board concerning investments for which market prices are not readily available or may be unreliable. Annually, the independent registered public accounting firm reviews with the Audit Committee its audit of the Funds' financial statements, focusing on major areas of financial statement risk encountered by the Funds and noting any significant deficiencies or material weaknesses that were identified in the Funds' internal controls. Additionally, in connection with its oversight function, the Board oversees Fund management's implementation of disclosure controls and procedures, which are designed to ensure that information required to be disclosed by the Trust in its periodic reports with the SEC are recorded, processed, summarized and reported within the required time periods. The Board also oversees the Trust's internal controls over financial reporting, which comprise policies and procedures designed to provide reasonable assurance regarding the reliability of the Trust's financial reporting and the preparation of the Trust's financial statements.

From their review of these reports and discussions with SIMC, the Sub-Advisers, the Chief Compliance Officer, the independent registered public accounting firm and other service providers, the Board and the Audit Committee learn about the material risks of the Funds, thereby facilitating a dialogue about how management and service providers identify and mitigate those risks.

The Board recognizes that not all risks that may affect the Funds can be identified and/or quantified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve the Funds' goals and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. Reports received by the Trustees as to risk management matters are typically summaries of the relevant information. Most of the Funds' investment management and business affairs are carried out by or through SIMC, the Sub-Advisers and the Funds' other service providers, each of which has an independent interest in risk management and each of which has policies and methods by which one or more risk management functions are carried out. These risk management policies and methods may differ in the setting of priorities, the resources available or the effectiveness of relevant controls. As a result of the foregoing and other factors, the Board's ability to monitor and manage risk, as a practical matter, is subject to limitations.

Members of the Board. There are seven members of the Board, five of whom are not interested persons of the Trust, as that term is defined in the 1940 Act ("independent Trustees"). Robert A. Nesher, an interested person of the Trust, serves as Chairman of the Board. George J. Sullivan, Jr., an independent Trustee, serves as the lead independent Trustee. The Trust has determined its leadership structure is appropriate given the specific characteristics and circumstances of the Trust. The Trust made this determination in consideration of, among other things, the fact that the chairperson of each Committee of the Board is an independent Trustee, the amount of assets under management in the Trust and the number of Funds (and classes of shares) overseen by the Board. The Board also believes that its leadership structure facilitates the orderly and efficient flow of information to the independent Trustees from Fund management.

The Board of Trustees has three standing committees: the Audit Committee, Governance Committee and Fair Value Pricing Committee. The Audit Committee and Governance Committee are each chaired by an independent Trustee and composed of all of the independent Trustees.

In his role as lead independent Trustee, Mr. Sullivan, among other things: (i) presides over board meetings in the absence of the Chairman of the Board; (ii) presides over executive sessions of the independent Trustees; (iii) along with the Chairman of the Board, oversees the development of agendas for Board meetings; (iv) facilitates dealings and communications between the independent Trustees and management, and among the independent Trustees; and (v) has such other responsibilities as the Board or independent Trustees determine from time to time.

Set forth below are the names, dates of birth, position with the Trust, the year in which the Trustee was elected and the principal occupations and other directorships held during at least the last five years of each of the persons currently serving as a Trustee of the Trust. There is no stated term of office for the Trustees of the Trust. However, a Trustee must retire from the Board by the end of the calendar year in which the Trustee turns 75 provided that, although there shall be a presumption that each Trustee attaining such age shall retire, the Board may, if it deems doing so to be consistent with the best interest of the Trust, and with the consent of any Trustee that is eligible for retirement, by unanimous vote, extend the term of such Trustee for successive periods of one year. Unless otherwise noted, the business address of each Trustee is SEI Investments Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456.

Interested Trustees.

ROBERT A. NESHER (DOB 08/17/46)—Chairman of the Board of Trustees* (since 1989)—President and Chief Executive Officer of the Trust, December 2005-present. SEI employee, 1974-present; currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated. President and Chief Executive Officer of SEI Catholic Values Trust. Vice Chairman of The Advisors' Inner Circle Fund III, O'Connor EQUUS, Winton Series Trust and Winton Diversified Opportunities Fund since 2014. Vice Chairman of Gallery Trust since 2015. President and Director of SEI Structured Credit Fund, LP. Director of SEI Global Master Fund plc, SEI Global Assets Fund plc, SEI Global Investments Fund plc, SEI Investments—Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Europe) Ltd., SEI Multi-Strategy Funds PLC, SEI Global Nominee Ltd and SEI Investments—Unit Trust Management (UK) Limited. Director and President of SEI Opportunity Fund, L.P. to 2010. Director of SEI Alpha Strategy Portfolios, LP from 2007 to 2013. Trustee of The Advisors' Inner Circle Fund, The Advisors' Inner Circle Fund II, Bishop Street Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, SEI Insurance Products Trust, Adviser Managed Trust, New Covenant Funds, The KP Funds and SEI Catholic Values Trust.

WILLIAM M. DORAN (DOB 05/26/40)—Trustee* (since 1988)—1701 Market Street, Philadelphia, PA 19103. Self-employed Consultant since 2003. Partner at Morgan, Lewis & Bockius LLP (law firm) from 1976 to 2003. Counsel to the Trust, SEI Investments, SIMC, the Administrator and the Distributor. Director of SEI since 1974; Secretary of SEI since 1978. Director of the Distributor since 2003. Director of SEI Investments—Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Europe), Limited, SEI Investments (Asia) Limited, SEI Global Nominee Ltd. and SEI Investments—Unit Trust Management (UK) Limited. Director of SEI Opportunity Fund, L.P. to 2010. Director of SEI Alpha Strategy Portfolios, LP from 2007 to 2013. Trustee/Director of The Advisors' Inner Circle Fund, The Advisors' Inner Circle Fund II, The Advisors' Inner Circle Fund III, O'Connor EQUUS, Winton Series Trust, Winton Diversified Opportunities Fund, Gallery Trust, Bishop Street Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, SEI Insurance Products Trust, Adviser Managed Trust, New Covenant Funds, The KP Funds and SEI Catholic Values Trust.

Independent Trustees.

GEORGE J. SULLIVAN, JR. (DOB 11/13/42)—Trustee (since 1996)—Retired since January 2012. Self-employed Consultant, Newfound Consultants Inc., April 1997 to December 2011. Member of the independent review committee for SEI's Canadian-registered mutual funds. Director of SEI Opportunity Fund, L.P. to 2010. Director of SEI Alpha Strategy Portfolios, LP from 2007 to 2013. Trustee/Director of State Street Navigator Securities Lending Trust, The Advisors' Inner Circle Fund, The Advisors' Inner Circle Fund II, Bishop Street Funds, SEI Structured Credit Fund, LP, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, SEI Insurance Products Trust, Adviser Managed Trust, New Covenant Funds, The KP Funds and SEI Catholic Values Trust.

NINA LESAVOY (DOB 07/24/57)—Trustee (since 2003)—Founder and Managing Director, Avec Capital (strategic fundraising firm), since April 2008. Managing Director, Cue Capital (strategic fundraising firm), March 2002-March 2008. Director of SEI Opportunity Fund, L.P. to 2010. Director of SEI Alpha Strategy Portfolios, LP from 2007 to 2013. Trustee/Director of SEI Structured Credit Fund, LP, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust , SEI Insurance Products Trust, Adviser Managed Trust, New Covenant Funds and SEI Catholic Values Trust.

*  Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Funds (as that term is defined in the 1940 Act) by virtue of their relationship with the Distributor and SEI.

JAMES M. WILLIAMS (DOB 10/10/47)—Trustee (since 2004)—Vice President and Chief Investment Officer, J. Paul Getty Trust, Non Profit Foundation for Visual Arts, since December 2002. President, Harbor Capital Advisors and Harbor Mutual Funds, 2000-2002. Manager, Pension Asset Management, Ford Motor Company, 1997-1999. Director of SEI Alpha Strategy Portfolios, LP from 2007 to 2013. Trustee/Director of Ariel Mutual Funds, SEI Structured Credit Fund, LP, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, SEI Insurance Products Trust, Adviser Managed Trust, New Covenant Funds and SEI Catholic Values Trust.

MITCHELL A. JOHNSON (DOB 03/01/42)—Trustee (since 2007)—Retired Private Investor since 1994. Director, Federal Agricultural Mortgage Corporation (Farmer Mac) since 1997. Director of SEI Alpha Strategy Portfolios, LP from 2007 to 2013. Trustee of The Advisors' Inner Circle Fund, The Advisors' Inner Circle Fund II, Bishop Street Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, SEI Insurance Products Trust, Adviser Managed Trust, New Covenant Funds, The KP Funds and SEI Catholic Values Trust.

HUBERT L. HARRIS, JR. (DOB 07/15/43)—Trustee (since 2008)—Retired since December 2005. Owner of Harris Plantation, Inc. since 1995. Chief Executive Officer of Harris CAPM, a consulting asset and property management entity. Chief Executive Officer, INVESCO North America, August 2003-December 2005. Chief Executive Officer and Chair of the Board of Directors, AMVESCAP Retirement, Inc., January 1998-August 2003. Director of AMVESCAP PLC from 1993-2004. Served as a director of a bank holding company, 2003-2009. Director, Aaron's Inc., 2012-present. President and CEO, Oasis Ornamentals LLC, 2011-present. Serves as member of the Board of Councilors of the Carter Center (nonprofit corporation) and served on the board of other non-profit organizations. Director of SEI Alpha Strategy Portfolios, LP from 2008 to 2013. Trustee of SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Managed Trust, SEI Institutional Investments Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, SEI Insurance Products Trust, Adviser Managed Trust, New Covenant Funds and SEI Catholic Values Trust.

Individual Trustee Qualifications. The Trust has concluded that each of the Trustees should serve on the Board because of their ability to review and understand information about the Funds provided to them by management, to identify and request other information they may deem relevant to the performance of their duties, to question management and other service providers regarding material factors bearing on the management and administration of the Funds and to exercise their business judgment in a manner that serves the best interests of the Funds' shareholders. The Trust has concluded that each of the Trustees should serve as a Trustee based on their own experience, qualifications, attributes and skills as described below.

The Trust has concluded that Mr. Nesher should serve as Trustee because of the experience he has gained in his various roles with SEI Investments Company, which he joined in 1974, his knowledge of and experience in the financial services industry and the experience he has gained serving as a trustee of the Trust since 1989.

The Trust has concluded that Mr. Doran should serve as Trustee because of the experience he gained serving as a Partner in the Investment Management and Securities Industry Practice of a large law firm, his experience in and knowledge of the financial services industry and the experience he has gained serving as a trustee of the Trust since 1988.

The Trust has concluded that Mr. Sullivan should serve as Trustee because of the experience he gained as a certified public accountant and financial consultant, his experience in and knowledge of public company accounting and auditing and the financial services industry, the experience he gained as an officer of a large financial services firm in its operations department and his experience from serving as a trustee of the Trust since 1996.

The Trust has concluded that Ms. Lesavoy should serve as Trustee because of the experience she gained as a Director of several private equity fundraising firms and marketing and selling a wide range of investment products to institutional investors, her experience in and knowledge of the financial services industry and the experience she has gained serving as a trustee of the Trust since 2003.

The Trust has concluded that Mr. Williams should serve as Trustee because of the experience he gained as Chief Investment Officer of a non-profit foundation, the President of an investment management firm, the President of a registered investment company and the Manager of a public company's pension assets, his experience in and knowledge of the financial services industry and the experience he has gained serving as a trustee of the Trust since 2004.

The Trust has concluded that Mr. Johnson should serve as Trustee because of the experience he gained as a senior vice president, corporate finance of a Fortune 500 Company, his experience in and knowledge of the financial services and banking industries, the experience he gained serving as a director of other mutual funds and the experience he has gained serving as a trustee of the Trust since 2007.

The Trust has concluded that Mr. Harris should serve as Trustee because of the experience he gained as Chief Executive Officer and Director of an investment management firm, the experience he gained serving on the Board of a public company, his experience in and knowledge of the financial services and banking industries and the experience he has gained serving as a trustee of the Trust since 2008.

In its periodic assessment of the effectiveness of the Board, the Board considers the complementary individual skills and experience of the individual Trustees primarily in the broader context of the Board's overall composition so that the Board, as a body, possesses the appropriate (and appropriately diverse) skills and experience to oversee the business of the Funds. Moreover, references to the qualifications, attributes and skills of Trustees are pursuant to requirements of the SEC, do not constitute holding out of, or a Board conclusion that, the Board or any Trustee has any special expertise or experience and shall not be deemed to impose any greater responsibility or liability on any such person or on the Board by reason thereof.

Board Standing Committees. The Board has established the following standing committees:

•  Audit Committee. The Board has a standing Audit Committee that is composed of each of the independent Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: (i) recommending which firm to engage as the Trust's independent auditor and whether to terminate this relationship; (ii) reviewing the independent auditor's compensation, the proposed scope and terms of its engagement and the firm's independence; (iii) pre-approving audit and non-audit services provided by the Trust's independent auditor to the Trust and certain other affiliated entities; (iv) serving as a channel of communication between the independent auditor and the Trustees; (v) reviewing the results of each external audit, including any qualifications in the independent auditor's opinion, any related management letter, management's responses to recommendations made by the independent auditor in connection with the audit, reports submitted to the Committee by the internal auditing department of the Trust's Administrator that are material to the Trust as a whole, if any, and management's responses to any such reports; (vi) reviewing the Trust's audited financial statements and considering any significant disputes between the Trust's management and the independent auditor that arose in connection with the preparation of those financial statements; (vii) considering, in consultation with the independent auditor and the Trust's senior internal accounting executive, if any, the independent auditor's report on the adequacy of the Trust's internal financial controls; (viii) reviewing, in consultation with the Trust's independent auditor, major changes regarding auditing and accounting principles and practices to be followed when preparing the Trust's financial statements; and (ix) other audit related matters. In addition, the Audit Committee is responsible for the oversight of the Trust's compliance program. Messrs. Sullivan, Williams, Johnson and Harris and Ms. Lesavoy currently serve as members of the Audit Committee. The Audit Committee meets periodically, as necessary, and met four (4) times during the Trust's most recently completed fiscal year.

•  Fair Value Pricing Committee. The Board has a standing Fair Value Pricing Committee that is composed of at least one Trustee and various representatives of the Trust's service providers, as appointed by the Board. The Fair Value Pricing Committee operates under procedures approved by the Board. The principal responsibility of the Fair Value Pricing Committee is to determine the fair value of securities for which current market quotations are not readily available or deemed not eligible. The Fair Value Pricing Committee's determinations are reviewed by the Board. Messrs. Nesher and Sullivan currently serve as the Board's delegates on the Fair Value Pricing Committee. The Fair Value Pricing Committee meets as necessary, and met eleven (11) times during the Trust's most recently completed fiscal year.

•  Governance Committee. The Board has a standing Governance Committee that is composed of each of the Independent Trustees of the Trust. The Governance Committee operates under a written charter approved by the Board. The principal responsibilities of the Governance Committee include: (i) considering and reviewing Board governance and compensation issues; (ii) conducting a self assessment of the Board's operations; (iii) selecting and nominating all persons to serve as Independent Trustees and evaluating the qualifications of "interested" (as that term is defined under the 1940 Act) Trustee candidates; and (iv) reviewing shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Governance Committee at the Trust's offices, which are located at One Freedom Valley Drive, Oaks, Pennsylvania 19456. Messrs. Sullivan, Williams, Johnson and Harris and Ms. Lesavoy currently serve as members of the Governance Committee. The Governance Committee shall meet at the direction of its Chair as often as appropriate to accomplish its purpose. In any event, the Governance Committee shall meet at least once each year and shall conduct at least one meeting in person. The Governance Committee met two (2) times during the Trust's most recently completed fiscal year.

Fund Shares Owned by Board Members. The following table shows the dollar amount range of each Trustee's "beneficial ownership" of shares of each of the Funds as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) of the 1934 Act. The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust.

Name	Dollar Range of Fund Shares (Fund)*	Aggregate Dollar Range of Shares (Fund Complex)**
Interested
Mr. Nesher	$10,001-$50,000 (Emerging Markets Equity Fund)	Over $100,000
Mr. Doran	None	Over $100,000
Independent
Mr. Sullivan	None	Over $100,000
Ms. Lesavoy	None	None
Mr. Williams	$1-$10,000 (Emerging Markets Equity Fund)	$1-$10,000 (International Equity Fund) $1-$10,000
Mr. Johnson	None	Over $100,000
Mr. Harris	None	None

*  Valuation date is December 31, 2015.

**  The Fund Complex currently consists of 102 portfolios of the following trusts: SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, SEI Insurance Products Trust, Adviser Managed Trust, New Covenant Funds and SEI Catholic Values Trust.

Board Compensation. The Trust paid the following fees to the Trustees during its most recently completed fiscal year.

Name	Aggregate Compensation	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From the Trust and Fund Complex*
Interested
Mr. Nesher	$0	$0	$0	$0
Mr. Doran	$0	$0	$0	$0
Independent
Mr. Sullivan	$16,943	$0	$0	$272,500
Ms. Lesavoy	$15,076	$0	$0	$242,500
Mr. Williams	$15,076	$0	$0	$242,500
Mr. Johnson	$15,076	$0	$0	$242,500
Mr. Harris	$15,076	$0	$0	$242,500

*  The Fund Complex currently consists of 102 portfolios of the following trusts: SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, SEI Insurance Products Trust, Adviser Managed Trust, New Covenant Funds and SEI Catholic Values Trust.

Independent Consultant.  Effective August 31, 2015, the Board hired Susan C. Cote as an independent consultant to the Board with respect to its oversight of the Trust and six other trusts within the Fund Complex. In this role, Ms. Cote attends all meetings of the Board and provides advice with respect to investment company operations and the investment management business as well as any other guidance that the Board may request from time to time. In exchange for her services, Ms. Cote receives a quarterly retainer and the percentage of this fee to be paid by the Trust (and allocated among the Funds therein) is calculated by reference to the relative amount of net assets in such Trust (and the Funds therein) compared to all of the trusts for which Ms. Cote provides services. The Board concluded that Ms. Cote should serve as an independent consultant because of her education, knowledge of financial services and investment management, and eighteen years of experience as a partner at a major accounting firm. At a meeting scheduled to reconvene on February 12, 2016 following an adjournment due to lack of quorum on January 15, 2016, shareholders of the Funds as of October 16, 2015 will vote on a proposal to elect Ms. Cote to the Board of Trustees.

Trust Officers. Set forth below are the names, dates of birth, position with the Trust, length of term of office and the principal occupations for the last five years of each of the persons currently serving as officers of the Trust. Unless otherwise noted, the business address of each officer is SEI Investments Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456. None of the officers, except for Russell Emery, the Chief Compliance Officer ("CCO") of the Trust, receives compensation from the Trust for his or her services. The Trust's CCO serves in the same capacity for the other SEI trusts included in the Fund Complex, and the Trust pays its pro rata share of the aggregate compensation payable to the CCO for his services.

Certain officers of the Trust also serve as officers to one or more mutual funds to which SEI or its affiliates act as investment adviser, administrator or distributor.

The officers of the Trust have been elected by the Board. Each officer shall hold office until the election and qualification of his or her successor or until earlier resignation or removal.

ROBERT A. NESHER (DOB 08/17/46)—President and Chief Executive Officer (since 2005)—See biographical information above under the heading "Interested Trustees."

TIMOTHY D. BARTO (DOB 03/28/68)—Vice President and Secretary (since 2002)—Vice President and Secretary of SEI Institutional Transfer Agent, Inc. since 2009. General Counsel and Secretary of SIMC and the Administrator since 2004. Vice President of SIMC and the Administrator since 1999. Vice President and Assistant Secretary of SEI since 2001.

ARTHUR RAMANJULU (DOB 10/31/64)—Controller and Chief Financial Officer (since 2015). Director, Funds Accounting, SEI Investments Global Funds Services since March 2015. Senior Manager, Funds Accounting, SEI Investments Global Funds Services, March 2007 to February 2015.

STEPHEN G. MACRAE (DOB 12/08/67)—Vice President (since 2012)—Director of Global Investment Product Management, January 2004 to present.

RUSSELL EMERY (DOB 12/18/62)—Chief Compliance Officer (since 2006)—Chief Compliance Officer of SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Institutional Investments Trust, SEI Liquid Asset Trust, SEI Daily Income Trust, SEI Tax Exempt Trust, The Advisors' Inner Circle Fund, The Advisors' Inner Circle Fund II and Bishop Street Funds since March 2006. Chief Compliance Officer of SEI Structured Credit Fund, LP since June 2007. Chief Compliance Officer of SEI Opportunity Fund, L.P. to 2010. Chief Compliance Officer of SEI Alpha Strategy Portfolios, LP from 2007 to 2013. Chief Compliance Officer of Adviser Managed Trust since December 2010. Chief Compliance Officer of New Covenant Funds since February 2012. Chief Compliance Officer of SEI Insurance Products Trust and The KP Funds since 2013. Chief Compliance Officer of The Advisors' Inner Circle Fund III, O'Connor EQUUS, Winton Series Trust and Winton Diversified Opportunities Fund since 2014. Chief Compliance Officer of SEI Catholic Values Trust and Gallery Trust since 2015.

AARON C. BUSER (DOB 11/19/70)—Vice President and Assistant Secretary (since 2008)—Vice President and Assistant Secretary of SEI Institutional Transfer Agent, Inc. since 2009. Vice President and Assistant Secretary of SIMC since 2007. Attorney, Stark & Stark (law firm), March 2004-July 2007.

DAVID F. MCCANN (DOB 03/19/76)—Vice President and Assistant Secretary (since 2009)—Vice President and Assistant Secretary of SEI Institutional Transfer Agent, Inc. since 2009. Vice President and Assistant Secretary of SIMC since 2008. Attorney, Drinker Biddle & Reath, LLP (law firm), May 2005-October 2008.

BRIDGET E. SUDALL (DOB 10/05/80)—Anti-Money Laundering Compliance Officer and Privacy Officer (since 2015). Senior Associate and AML Officer, Morgan Stanley Alternative Investment Partners, April 2011—March 2015. Investor Services Team Lead, Morgan Stanley Alternative Investment Partners, July 2007-April 2011.

PROXY VOTING POLICIES AND PROCEDURES

The Funds have delegated proxy voting responsibilities to SIMC, subject to the Board's general oversight. In delegating proxy voting responsibilities, each Fund has directed that proxies be voted consistent with a Fund's best economic interests. SIMC has adopted its own proxy voting policies and guidelines for this purpose (the "Procedures"). As required by applicable regulations, SIMC has provided this summary of its Procedures concerning proxies voted by SIMC on behalf of each investment advisory client who delegates voting responsibility to SIMC, which includes the Funds (each a "Client"). The Procedures may be changed as necessary to remain current with regulatory requirements and internal policies and procedures.

SIMC votes proxies in the best economic interests of Clients. SIMC has elected to retain an independent proxy voting service (the "Service") to vote proxies for Client accounts, which votes proxies in accordance with Proxy Voting Guidelines (the "Guidelines") approved by SIMC's Proxy Voting Committee (the "Committee"). The Guidelines set forth the manner in which SIMC will vote on matters that may come up for shareholder vote. The Service will review each matter on a case-by-case basis and vote the proxies in accordance with the Guidelines. For example, the Guidelines provide that SIMC will vote in favor of proposals to require shareholder ratification of any poison pill, shareholder proposals that request companies to adopt confidential voting, and for management proposals to do so, and shareholder social, workforce and environmental proposals that create good corporate citizens while enhancing long-term shareholder value, and will vote against director nominees (or the Board) if it believes that a nominee (or the Board) has not served the economic long-term interests of shareholders.

Prior to voting a proxy, the Service makes available to SIMC its recommendation on how to vote in light of the Guidelines. SIMC retains the authority to overrule the Service's recommendation on any specific proxy proposal and to instruct the Service to vote in a manner determined by the Committee. Before doing so, the Committee will determine whether SIMC may have a material conflict of interest regarding the proposal. If the Committee determines that SIMC has such a material conflict, SIMC shall instruct the Service to vote in accordance with the Service's recommendation unless SIMC, after full disclosure to the Client of the nature of the conflict, obtains the Client's consent to voting in the manner determined by the Committee (or otherwise obtains instructions from the Client as to how to vote on the proposal).

For each proxy, SIMC maintains all related records as required by applicable law. The Trust is required to file how all proxies were voted with respect to portfolio securities held by the Funds. A Client may obtain, without charge, a copy of SIMC's Procedures and Guidelines, or information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, by calling SIMC at 1-800-DIAL-SEI, by writing to SIMC at One Freedom Valley Drive, Oaks, Pennsylvania 19456 or on the SEC's website at http://www.sec.gov.

PURCHASE AND REDEMPTION OF SHARES

Shares of a Fund may be purchased in exchange for securities included in the Fund subject to the Administrator's determination that the securities are acceptable. Securities accepted in an exchange will be valued at the market value. All accrued interest and subscription of other rights that are reflected in the market price of accepted securities at the time of valuation become the property of the Trust and must be delivered by the shareholder to the Trust upon receipt from the issuer. A shareholder may recognize a gain or a loss for federal income tax purposes in making the exchange.

The Administrator will not accept securities for a Fund unless: (i) such securities are appropriate in the Fund at the time of the exchange; (ii) such securities are acquired for investment and not for resale; (iii) the shareholder represents and agrees that all securities offered to the Trust for the Fund are not subject to any restrictions upon their sale by the Fund under the 1933 Act, or otherwise; (iv) such securities are traded on the American Stock Exchange, the NYSE or on NASDAQ in an unrelated transaction with a quoted sales price on the same day the exchange valuation is made or, if not listed on such exchanges or on NASDAQ, have prices available from an independent pricing service approved by the Board; and (v) the securities may be acquired under the investment restrictions applicable to the Fund.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period during which trading on the NYSE is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or evaluation of the portfolio securities is not reasonably practicable, or for such other periods as the SEC may by order permit. The Trust also reserves the right to suspend sales of shares of the Funds for any period during which the NYSE, the Administrator, the advisers, the Distributor and/or the custodian are not open for business. Currently, the following holidays are observed by the Trust: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

It is currently the Trust's policy to pay for all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in kind of securities held by a Fund in lieu of cash. Shareholders may incur brokerage charges in connection with the sale of such securities. However, a shareholder will at all times be entitled to aggregate cash redemptions from a Fund of the Trust during any 90-day period of up to the lesser of $250,000 or 1% of the Trust's net assets in cash. A gain or loss for federal income tax purposes would be realized by a shareholder subject to taxation upon an in-kind redemption depending upon the shareholder's basis in the shares of the Fund redeemed.

Fund securities may be traded on foreign markets on days other than a Business Day or the NAV of a Fund may be computed on days when such foreign markets are closed. In addition, foreign markets may close at times other than 4:00 p.m. Eastern Time. As a consequence, the NAV of a share of a Fund may not reflect all events that may affect the value of the Fund's foreign securities unless the adviser determines that such events materially affect NAV, in which case NAV will be determined by consideration of other factors.

Certain shareholders in one or more of the Funds may obtain asset allocation services from SIMC and other financial intermediaries with respect to their investments in such Funds. If a sufficient amount of a Fund's assets are subject to such asset allocation services, the Fund may incur higher transaction costs and a higher portfolio turnover rate than would otherwise be anticipated as a result of redemptions and purchases of Fund shares pursuant to such services. Further, to the extent that SIMC is providing asset allocation services and providing investment advice to the Funds, it may face conflicts of interest in fulfilling its responsibilities because of the possible differences between the interests of its asset allocation clients and the interest of the Funds.

Use of Third-Party Independent Pricing Agents. The Funds' Pricing and Valuation Procedures provide that any change in a primary pricing agent or a pricing methodology requires prior approval by the Board. However, when the change would not materially affect the valuation of a Fund's net assets or involve a material departure in pricing methodology from that of the Fund's existing pricing agent or pricing methodology, Board approval may be obtained at the next regularly scheduled Board meeting.

TAXES

The following is only a summary of certain additional U.S. federal income tax considerations generally affecting the Funds and their shareholders that is intended to supplement the discussion contained in the Prospectuses. No attempt is made to present a detailed explanation of the federal, state, local or foreign tax treatment of the Funds or their shareholders, and the discussion here and in the Prospectuses is not intended to be a substitute for careful tax planning. You are urged to consult with your own tax advisor.

This discussion of certain U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein and may have a retroactive effect with respect to the transactions contemplated herein.

Qualification as a Regulated Investment Company

Each Fund intends to qualify and elect to be treated as a "regulated investment company" ("RIC") as defined under Subchapter M of the Code. By following such policy, each Fund expects to eliminate or reduce to a nominal amount the federal taxes to which it may be subject. A Fund that qualifies as a RIC will generally not be subject to federal income taxes on the net investment income and net realized capital gains that the Fund timely distributes to its shareholders. The Board reserves the right not to maintain the qualification of each Fund as a RIC if it determines such course of action to be beneficial to shareholders.

Each Fund is treated as a separate entity for federal income tax purposes and is not combined with the Trust's other Funds. The Funds intend to be relieved of federal income tax on that part of their income that is timely distributed to shareholders. In order to qualify for treatment as a RIC, the Funds must distribute annually to their shareholders at least 90% of their investment company taxable income (generally, net investment income plus the excess, if any, of net short-term capital gains over net long-term capital losses) ("Distribution Requirement") and also must meet certain additional requirements. Among these requirements are the following: (i) at least 90% of each Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies and net income derived from an interest in a qualified publicly traded partnership (the "Qualifying Income Test"); (ii) at the close of each quarter of each Fund's taxable year: (A) at least 50% of the value of its total assets must be represented by cash and cash items, United States Government securities, securities of other RICs and other securities, with such other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (B) not more than 25% of the value of its assets may be invested in securities (other than United States Government securities or the securities of other RICs) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses, or the securities of one or more qualified publicly traded partnerships (the "Asset Diversification Test").

If a Fund fails to satisfy the Qualifying Income Test or Asset Diversification Test in any taxable year, such Fund may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. Additionally, relief is provided for certain de minimis failures of the diversification requirements where a Fund corrects the failure within a specified period of time. If a Fund fails to qualify as a RIC and these relief provisions are not available, the Fund will be taxable at regular corporate rates (and, to the extent applicable, corporate alternative minimum tax). In such an event, all distributions (including capital gains distributions) will be taxable as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits, subject to the dividends-received deduction for corporate shareholders and (subject to certain limitations) the lower tax rates applicable to qualified dividend income distributed to individuals. In addition, a Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before re-qualifying as a RIC. The Board reserves the right not to maintain the qualification of a Fund as a RIC if it determines such course of action to be beneficial to shareholders.

Although the Funds intend to distribute substantially all of their net investment income and may distribute their capital gains for any taxable year, the Funds will be subject to federal income taxation to the extent any such income or gains are not distributed. Each Fund is treated as a separate corporation for federal income tax purposes. A Fund therefore is considered to be a separate entity in determining its treatment under the rules for RICs described herein. Losses in one Fund do not offset gains in another and the requirements (other than certain organizational requirements) for qualifying RIC status are determined at the Fund level rather than at the Trust level.

Notwithstanding the distribution requirement described above, which only requires a Fund to distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gain, a Fund will be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year at least 98% of its ordinary income for that year and 98.2% of its capital gain net income for the one-year period ending on October 31, of that year, plus certain other amounts. Each Fund intends to make sufficient distributions to avoid liability for the federal excise tax applicable to RICs, but can make no assurances that such tax will be completely eliminated. A Fund may in certain circumstances be required to liquidate Fund investments in order to make sufficient distributions to avoid federal excise tax liability at a time when the investment advisor might not otherwise have chosen to do so, and liquidation of investments in such circumstances may affect the ability of the Fund to satisfy the requirements for qualification as a RIC.

A Fund may elect to treat part or all of any "qualified late year loss" as if it had been incurred in the succeeding taxable year in determining the Fund's taxable income, net capital gain, net short-term capital gain and earnings and profits. The effect of this election is to treat any such "qualified late year loss" as if it had been incurred in the succeeding taxable year in characterizing Fund distributions for any calendar year. A "qualified late year loss" generally includes net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year (commonly referred to as "post-October losses"), and certain other late-year losses.

The treatment of capital loss carryovers for RICs is similar to the rules that apply to capital loss carryovers of individuals and provide that such losses are carried over by a Fund indefinitely. Thus, if a Fund has a "net capital loss" (that is, capital losses in excess of capital gains) for a taxable year beginning after December 22, 2010, the excess of the Fund's net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of such Fund's next taxable year, and the excess (if any) of the Fund's net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund's next taxable year ("Post-2010 Losses"). A Fund's unused capital loss carryforwards that arose in taxable years that began on or before December 22, 2010 ("Pre-2011 Losses") are available to be applied against future capital gains, if any, realized by the Fund prior to the expiration of those carryforwards, generally eight years after the year in which they arose. A Fund's Post-2010 Losses must be fully utilized before the Fund will be permitted to utilize carryforwards of Pre-2011 Losses. In addition, the carryover of capital losses may be limited under the general loss limitation rules if a Fund experiences an ownership change as defined in the Code.

Each Fund receives income generally in the form of dividends and interest on its investment. Each Fund's income (including short-term capital gain), less expenses incurred in the operation of such Fund, constitutes the Fund's net investment income from which dividends may be paid to you. Any distributions of dividends by a Fund will be taxable as ordinary income, whether you take them in cash or additional shares. Except for dividends paid by the International Fixed Income Fund and the Emerging Markets Debt Fund, all or a portion of such dividends may be treated as qualified dividend income (eligible for the reduced maximum tax rate to individuals of 20% (lower rates apply to individuals in lower tax brackets)) to the extent that a Fund receives and reports such amounts as qualified dividend income. Qualified dividend income includes, in general, subject to certain requirements, dividend income from taxable U.S. corporations and certain foreign corporations (e.g., foreign corporations incorporated in possessions of the United States or in certain countries with comprehensive tax treaties with the United States and those corporations' whose stock is readily tradable on an established securities market in the United States). A dividend will not be treated as qualified dividend income to the extent that (i) the shareholder has not held the shares of the Fund on which the dividend was paid for more than 60 days during the 121-day period that begins on the date that is 60 days before the date on which the shares of the Fund become "ex-dividend" (which is the day on which declared distributions (dividends or capital gains) are deducted from each Fund's assets before it calculates the NAV) with respect to such dividend, (ii) each Fund has not satisfied similar holding period requirements with respect to the securities it holds that paid the dividends distributed to the shareholder), (iii) the shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to substantially similar or related property, or (iv) the shareholder elects to treat such dividend as investment income under section 163(d)(4)(B) of the Code. Therefore, if you lend your shares in a Fund, such as pursuant to a securities lending arrangement, you may lose the ability to treat dividends (paid while the shares are held by the borrower) as qualified dividend income. It is expected that distributions from the International Fixed Income and Emerging Markets Debt Funds will primarily consist of ordinary income and that distributions from these Funds will not be eligible for the lower tax rates applicable to qualified dividend income. Distributions received by a Fund from an ETF that is taxable as a RIC will be treated as qualified dividend income only to the extent so designated by such ETF. Because the Funds' income is derived primarily from investments in foreign rather than domestic U.S. securities, their distributions are generally not expected to be eligible for the dividends-received deduction for corporate shareholders.

A Fund may derive capital gains and losses in connection with sale or other dispositions of its portfolio securities. Distributions from net short-term capital gains will be taxable to you as ordinary income. Distributions from net long-term capital gains will be taxable to you at long-term capital gains rates, regardless of how long you have held your shares in a Fund. Long-term capital gains are currently taxed at a maximum rate of 20%.

To the extent that a Fund makes a distribution of income received by such Fund in lieu of dividends (a "substitute payment") with respect to securities on loan pursuant to a securities lending transaction, such income will not constitute qualified dividend income to individual shareholders and will not be eligible for the dividends-received deduction for corporate shareholders.

If you buy shares when a Fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and gains and receiving back a portion of the price in the form of a taxable distribution.

If a Fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in a Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

Each Fund's shareholders will be notified annually by the Fund (or its administrative agent) as to the federal tax status of all distributions made by the Fund.

Effective January 1, 2013, U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) are subject to a 3.8% Medicare contribution tax on their "net investment income," including interest, dividends and capital gains (including capital gains realized on the sale or exchange of shares of a Fund).

Dividends declared to shareholders of record in October, November or December and actually paid in January of the following year will be treated as having been received by shareholders on December 31 of the calendar year in which declared. Under this rule, therefore, a shareholder may be taxed in one year on dividends or distributions actually received in January of the following year.

Sale or Exchange of Shares

Any gain or loss recognized on a sale, exchange or redemption of shares of a Fund by a shareholder who is not a dealer in securities will generally, for individual shareholders, be treated as a long-term capital gain or loss if the shares have been held for more than twelve months and otherwise will be treated as short-term capital gain or loss. However, if shares on which a shareholder has received a net capital gain distribution are subsequently sold, exchanged or redeemed and such shares have been held for six months or less, any loss recognized will be treated as a long-term capital loss to the extent of the net capital gain distribution. All or a portion of any loss that you realize upon the redemption of a Fund's shares will be disallowed to the extent that you buy other shares in such Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares you buy.

The Funds (or their administrative agents) must report to the Internal Revenue Service ("IRS") and furnish to Fund shareholders the cost basis information for Fund shares purchased on or after January 1, 2012, and sold on or after that date. In addition to reporting the gross proceeds from the sale of Fund shares, each Fund (or its administrative agent) is also required to report the cost basis information for such shares and indicate whether these shares have a short-term or long-term holding period. For each sale of its shares, each Fund will permit its shareholders to elect from among several IRS-accepted cost basis methods, including average cost. In the absence of an election, each Fund will use a default cost basis method. The cost basis method elected by shareholders (or the cost basis method applied by default) for each sale of a Fund's shares may not be changed after the settlement date of each such sale of a Fund's shares. Shareholders should consult with their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about cost basis reporting. Shareholders also should carefully review any cost basis information provided to them and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns.

Foreign Taxes

Dividends and interest received by a Fund may be subject to income, withholding or other taxes imposed by foreign countries and United States possessions that would reduce the yield on a Fund's securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by foreign investors. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of stock or securities of foreign corporations, a Fund will be eligible to, and intends to, file an election with the IRS that will enable shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign and United States possessions income taxes paid by a Fund. Pursuant to the election, a Fund will treat those taxes as dividends paid to its shareholders. Each shareholder will be required to include a proportionate share of those taxes in gross income as income received from a foreign source and must treat the amount so included as if the shareholder had paid the foreign tax directly. The shareholder may then either deduct the taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit (subject to significant limitations) against the shareholder's federal income tax. If a Fund makes the election, it will report annually to its shareholders the respective amounts per share of a Fund's income from sources within, and taxes paid to, foreign countries and United States possessions.

Foreign tax credits, if any, received by a Fund as a result of an investment in another RIC (including an ETF that is taxable as a RIC) will not be passed through to you unless the Fund qualifies as a "qualified fund of funds" under the Code. If a Fund is a "qualified fund of funds," it will be eligible to file an election with the IRS that will enable the Fund to pass along these foreign tax credits to its shareholders. A Fund will be treated as a "qualified fund of funds" under the Code if at least 50% of the value of the Fund's total assets (at the close of each quarter of the Fund's taxable year) is represented by interests in other RICs.

Federal Tax Treatment of Certain Fund Investments

Each Fund may invest in complex securities. These investments may be subject to numerous special and complex rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Fund and/or defer the Fund's ability to recognize losses. In turn, these rules may affect the amount, timing or character of the income distributed to you by a Fund.

A Fund's transactions in foreign currencies and forward foreign currency contracts will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Funds (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also may require a Fund to mark-to-market certain types of positions in its portfolio (i.e., treat them as if they were closed out), which may cause the Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the distribution requirements and for avoiding the excise tax discussed above. The Funds intend to monitor their transactions, intend to make the appropriate tax elections and intend to make the appropriate entries in their books and records when they acquire any foreign currency or forward foreign currency contract in order to mitigate the effect of these rules so as to prevent disqualification of a Fund as a RIC and minimize the imposition of income and excise taxes. Accordingly, a Fund may be required to liquidate its investments at a time when the Adviser might not otherwise have chosen to do so.

If a Fund owns shares in certain foreign investment entities, referred to as "passive foreign investment companies" or "PFICs," the Fund will be subject to one of the following special tax regimes: (i) the Fund is liable for U.S. federal income tax, and an additional interest charge, on a portion of any "excess distribution" from such foreign entity or any gain from the disposition of such shares, even if the entire distribution or gain is paid out by the Fund as a dividend to its shareholders; (ii) if the Fund were able and elected to treat a PFIC as a "qualifying electing fund" or "QEF," the Fund would be required each year to include in income, and distribute to shareholders in accordance with the distribution requirements set forth above, the Fund's pro rata share of the ordinary earnings and net capital gains of the PFIC, whether or not such earnings or gains are distributed to the Fund; or (iii) the Fund may be entitled to mark-to-market annually shares of the PFIC and in such event would be required to distribute to shareholders any such mark-to-market gains in accordance with the distribution requirements set forth above. A Fund may have to distribute to its shareholders certain "phantom" income and gain such Fund accrues with respect to its investment in a PFIC in order to satisfy the distribution requirement and to avoid imposition of the 4% excise tax described above. Such Fund intends to make the appropriate tax elections, if possible, and take any additional steps that are necessary to mitigate the effect of these rules.

The use of hedging strategies, such as entering into forward foreign currency contracts, involves complex rules that will determine for income tax purposes the character and timing of recognition of the income received in connection therewith by a Fund. These complex tax rules could also affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gains, accelerate the recognition of income to a Fund and/or defer a Fund's ability to recognize losses. Income from foreign currencies and income from transactions in certain forward contracts that are directly related to a Fund's business of investing in securities or foreign currencies are likely to qualify for purposes of the Qualifying Income Test.

With respect to investments in STRIPS, TRs, TIGRs, LYONs, CATS and other zero coupon securities that are sold at original issue discount and thus do not make periodic cash interest payments, a Fund will be required to include as part of its current income the imputed interest on such obligations even though a Fund has not received any interest payments on such obligations during that period. Because each Fund intends to distribute all of its net investment income to its shareholders, a Fund may have to sell Fund securities to distribute such imputed income, which may occur at a time when the advisers would not have chosen to sell such securities and which may result in taxable gain or loss.

Any market discount recognized on a bond is taxable as ordinary income. A market discount bond is a bond acquired in the secondary market at a price below redemption value or adjusted issue price if issued with original issue discount. Absent an election by a Fund to include the market discount in income as it accrues, gain on such Fund's disposition of such an obligation will be treated as ordinary income rather than capital gain to the extent of the accrued market discount.

Each Fund is required for federal income tax purposes to mark-to-market and recognize as income for each taxable year its net unrealized gains and losses on certain futures contracts as of the end of the year as well as those actually realized during the year. Gain or loss from futures and options contracts on broad-based indexes required to be marked to market will be 60% long-term and 40% short-term capital gain or loss. Application of this rule may alter the timing and character of distributions to shareholders. A Fund may be required to defer the recognition of losses on futures contracts, options contracts and swaps to the extent of any unrecognized gains on offsetting positions held by the Fund. Net gain realized from the closing out of certain futures or options contracts may be considered gain from the sale of securities and therefore will be qualifying income for purposes of the Qualifying Income Test. Each Fund intends to distribute to shareholders at least annually any net capital gains that have been recognized for federal income tax purposes, including unrealized gains at the end of the Funds' fiscal year on futures or options transactions. Such distributions are combined with distributions of capital gains realized on each Fund's other investments and shareholders are advised on the nature of the distributions.

As described above, gains from the sale or other disposition of foreign currencies and other income (including, but not limited to, gains from options, futures or forward contracts) derived from investing in stock, securities or foreign currencies generally are included as qualifying income in applying the Qualifying Income Test. It should be noted, however, that for purposes of the Qualifying Income Test, the Secretary of the Treasury is authorized to issue regulations that would exclude from qualifying income foreign currency gains that are not directly related to the RIC's principal business of investing in stock or securities (or options and futures with respect to stock or securities). No regulations have been issued pursuant to this authorization. It is possible, however, that such regulations may be issued in the future. It is possible that under such future regulations a Fund may no longer satisfy the Qualifying Income Test and might fail to qualify as a RIC.

It is also possible that a Fund's strategy of investing in foreign currency-related financial instruments might cause the Funds to fail to satisfy the Asset Diversification Test, resulting in their failure to qualify as a RIC. Failure of the Asset Diversification Test might result from a determination by the IRS that financial instruments in which the Funds invest are not securities. Moreover, even if the financial instruments are treated as securities, a determination by the IRS regarding the identity of the issuers of the securities or the fair market values of the securities that differs from the determinations made by the Funds could result in the failure by the Funds to diversify their investments in a manner necessary to satisfy the Asset Diversification Test. It is also currently unclear who will be treated as the issuer of a foreign currency instrument for purposes of the Asset Diversification Test.

In addition, the Funds may invest in certain exchange-traded products, including exchange-traded commodity pools, which may not produce qualifying income for purposes of the Qualifying Income Test. The Funds intend to monitor such investments to ensure that any non-qualifying income does not exceed permissible limits, but the Funds may not be able to accurately predict the non-qualifying income from these investments.

A Fund will be required in certain cases to withhold at a 28% rate and remit to the United States Treasury the amount withheld on amounts payable to any shareholder who: (i) has provided a Fund either an incorrect tax identification number or no number at all; (ii) is subject to backup withholding by the IRS for failure to properly report payments of interest or dividends; (iii) has failed to certify to a Fund that such shareholder is not subject to backup withholding; or (iv) has not certified that such shareholder is a U.S. person (including a U.S. resident alien).

A U.S. withholding tax at a 30% rate is imposed on dividends as of July 1, 2014 (and proceeds of sales in respect of Fund shares (including capital gain dividends) received by Fund shareholders beginning after December 31, 2018) for shareholders who own their shares through foreign accounts or foreign intermediaries if certain disclosure requirements related to U.S. accounts or ownership are not satisfied. A Fund will not pay any additional amounts in respect to any amounts withheld.

Non-U.S. investors in a Fund may be subject to U.S. withholding and estate tax and are encouraged to consult their tax advisor prior to investing in a Fund.

Under U.S. Treasury regulations, generally if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC such as a Fund are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all RICs. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Certain tax-exempt shareholders, including qualified pension plans, individual retirement accounts, salary deferral arrangements, 401(k)s and other tax-exempt entities, generally are exempt from federal income taxation except with respect to their unrelated business taxable income ("UBTI"). Under current law, the Funds serve to block UBTI from being realized by their tax-exempt shareholders. However, notwithstanding the foregoing, tax-exempt shareholders could realize UBTI by virtue of an investment in a Fund where, for example: (i) the Fund invests in residual interests of Real Estate Mortgage Investment Conduits (REMICs); (ii) the Fund invests in a REIT that is a taxable mortgage pool ("TMP") or that has a subsidiary that is TMP or that invests in the residual interest of a REMIC; or (iii) shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of section 514(b) of the Code. Charitable remainder trusts are subject to special rules and should consult their tax advisors. The IRS has issued guidance with respect to these issues and prospective shareholders, especially charitable remainder trusts, are strongly encouraged to consult their tax advisors regarding these issues.

State Taxes

It is expected that the Funds will not be liable for any corporate excise, income or franchise tax in Massachusetts if they qualify as a RIC for federal income tax purposes. Rules of state and local taxation of dividend and capital gains distributions from RICs often differ from the rules for federal income taxation described above. Many states grant tax-free status to ordinary income distributions that a Fund pays to you, which are derived from interest on direct obligations of the U.S. Government. Some states have minimum investment requirements for this tax-free status that must be met by a Fund. Investments in Ginnie Mae or Fannie Mae securities, bankers' acceptances, commercial paper and repurchase requirements collateralized by U.S. Government securities do not generally qualify for state tax-free treatment. The rules or exclusion of this income are different for corporate shareholders. Depending upon state and local law, distributions by a Fund to shareholders and the ownership of shares may be subject to state and local taxes.

The Funds' shares held in a tax-qualified retirement account will generally not be subject to federal taxation on income and capital gains distributions from a Fund until a shareholder begins receiving payments from their retirement account. Because each shareholder's tax situation is different, shareholders should consult their tax advisor about the tax implications of an investment in the Funds.

PORTFOLIO TRANSACTIONS

The Trust has no obligation to deal with any dealer or group of brokers or dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trustees, the advisers are responsible for placing orders to execute Fund transactions. In placing brokerage orders, it is the Trust's policy to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), size, type and difficulty of the transaction involved, the firm's general execution and operational facilities and the firm's risk in positioning the securities involved. While the advisers generally seek reasonably competitive spreads or commissions, the Trust will not necessarily be paying the lowest spread or commission available. The Trust will not purchase portfolio securities from any affiliated person acting as principal except in conformity with the regulations of the SEC.

The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, the Fund's advisers may cause the Trust to select a broker based upon brokerage or research services provided to the advisers. The advisers may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

Section 28(e) of the 1934 Act ("Section 28(e)") permits the advisers, under certain circumstances, to cause a Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. Brokerage and research services include: (i) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities and the availability of securities or purchasers or sellers of securities; (ii) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; and (iii) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement and custody). In the case of research services, the advisers believe that access to independent investment research is beneficial to their investment decision-making processes and, therefore, to the Fund. In addition to agency transactions, the advisers may receive brokerage and research services in connection with certain riskless transactions, in accordance with applicable SEC guidelines.

To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic or institutional areas and information that assist in the valuation and pricing of investments. Examples of research-oriented services for which the advisers might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The advisers may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by the advisers will be in addition to and not in lieu of the services required to be performed by the Funds' advisers under the Investment Advisory Agreements. Any advisory or other fees paid to the advisers are not reduced as a result of the receipt of research services.

In some cases, an adviser may receive a service from a broker that has both a "research" and a "non-research" use. When this occurs, the adviser makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the adviser faces a potential conflict of interest, but the adviser believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

From time to time, a Fund may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the advisers with research services. The Financial Industry Regulatory Authority has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research "credits" in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

SIMC and the various firms that serve as Sub-Advisers to certain Funds of the Trust, in the exercise of joint investment discretion over the assets of a Fund, may execute a substantial portion of a Fund's portfolio transactions through a commission recapture program that SIMC has arranged with the Distributor (the "Commission Recapture Program"). SIMC then requests, but does not require, that certain Sub-Advisers execute a portion of a Fund's portfolio transactions through the Commission Recapture Program. Under the Commission Recapture Program, the Distributor receives a commission, in its capacity as an introducing broker, on Fund portfolio transactions. The Distributor then returns to a Fund a portion of the commissions earned on the portfolio transactions, and such payments are used by the Fund to pay Fund operating expenses. Sub-Advisers are authorized to execute trades pursuant to the Commission Recapture Program provided that the Sub-Adviser determines that such trading is consistent with its duty to seek best execution on Fund portfolio transactions. As disclosed in the Trust's Prospectuses, SIMC in many cases voluntarily waives fees that it is entitled to receive for providing services to a Fund and/or reimburses expenses of a Fund in order to maintain the Fund's total annual operating expenses at or below a specified level. In such cases, the portion of commissions returned to a Fund under the Commission Recapture Program will generally be used to pay Fund expenses that may otherwise have been voluntarily waived or reimbursed by SIMC or its affiliates, thereby increasing the portion of the Fund fees that SIMC and its affiliates are able to receive and retain. In cases where SIMC and its affiliates are not voluntarily waiving Fund fees or reimbursing expenses, the portion of commissions returned to a Fund under the Commission Recapture Program will directly decrease the overall amount of operating expenses of the Fund borne by shareholders.

SIMC also from time to time executes trades with the Distributor, again acting as introducing broker, in connection with the transition of the securities and other assets included in a Fund's portfolio when there is a change in sub-advisers in the Fund or a reallocation of assets among the Fund's Sub-Advisers. An unaffiliated third-party broker selected by SIMC or the relevant Sub-Adviser provides execution and clearing services with respect to such trades and is compensated for such services out of the commission paid to the Distributor on the trades. All such transactions effected using the Distributor as introducing broker must be accomplished in a manner that is consistent with the Trust's policy to achieve best net results and must comply with the Trust's procedures regarding the execution of Fund transactions through affiliated brokers.

The Funds do not direct brokerage to brokers in recognition of, or as compensation for, the promotion or sale of Fund shares.

For the fiscal years ended September 30, 2013, 2014 and 2015, the Funds paid the following brokerage fees:

	Total $ Amount of Brokerage Commission Paid (000)			Total $ Amount of Brokerage Commissions Paid to Affiliated Brokers (000)			% of Total Brokerage Commissions Paid to Affiliated Brokers	% of Total Brokerage Transactions Effected Through Affiliated Brokers
Fund	2013	2014	2015	2013	2014	2015	2015	2015
International Equity Fund	$1,991	$2,664	$2,921	$0	$0	$0	0%	0%
Emerging Markets Equity Fund	$2,455	$2,842	$2,981	$1	$7	$0	0%	0%
International Fixed Income Fund	$19	$26	$24	$0	$0	$0	0%	0%
Emerging Markets Debt Fund	$0	$8	$17	$0	$0	$0	0%	0%

The portfolio turnover rates for the International Equity, Emerging Markets Equity, Emerging Markets Debt and International Fixed Income Funds for the fiscal years ended September 30, 2014 and 2015 were as follows:

	Turnover Rate
Fund	2014	2015
International Equity Fund	60%	68%
Emerging Markets Equity Fund	59%	67%
International Fixed Income Fund	104%	78%
Emerging Markets Debt Fund	92%	71%

The Trust is required to identify any securities of its "regular broker dealers" (as such term is defined in the 1940 Act) that the Trust has acquired during its most recent fiscal year. As of September 30, 2015, the Trust held securities from the following issuers: [To be updated]

Fund	Type of Security	Name of Issuer	Amount (000)
International Equity Fund	Equity Equity Equity Equity Equity Equity	Barclay Bank PLC Credit Suisse–First Boston Deutsche Bank Securities, Inc. HSBC Nomura Securities UBS Securities	$ 16,759 $ 5,156 $ 4,096 $ 22,078 $ 1,345 $ 29,590
Emerging Markets Equity Fund	Equity	Barclay Bank PLC	$2,073
International Fixed Income Fund	Debt Debt Debt Debt Debt Debt Debt Debt Debt Debt	Bank of America Barclay Bank PLC Citigroup Global Markets Credit Suisse- First Boston Deutsche Bank Securities, Inc. Goldman Sachs & Co HSBC JP Morgan Chase Bank Morgan Stanley & Co, Inc. UBS Securities	$ 469 $ 1,365 $ 643 $ 862 $ 1,102 $ 1,192 $ 1,901 $ 2,087 $ 3,611 $ 1,815
Emerging Markets Debt Fund	Debt	Deutsche Bank Securities, Inc.	$657

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION

The Funds' portfolio holdings can be obtained on the Internet at the following address: http://www.seic.com/holdings_home.asp (the "Portfolio Holdings Website"). The Board has approved a policy that provides that portfolio holdings may not be made available to any third party until after such information has been posted on the Portfolio Holdings Website, with limited exceptions noted below. This policy effectively addresses conflicts of interest and controls the use of portfolio holdings information by making such information available to all investors on an equal basis.

Five calendar days after each month end, a list of all portfolio holdings in each Fund as of the end of such month shall be made available on the Portfolio Holdings Website. Beginning on the day after any portfolio holdings information is posted on the Portfolio Holdings Website, such information will be delivered directly to any person that requests it, through electronic or other means. The portfolio holdings information placed on the Portfolio Holdings Website shall remain there until the fifth calendar day of the thirteenth month after the date to which the data relates, at which time it will be permanently removed from the site.

Portfolio holdings information may be provided to independent third-party reporting services (e.g., Lipper or Morningstar), but will be delivered no earlier than the date such information is posted on the Portfolio Holdings Website, unless the reporting service executes a confidentiality agreement with the Trust that is satisfactory to the Trust's officers and that provides that the reporting service will not trade on the information. The Funds currently have no arrangements to provide portfolio holdings information to any third-party reporting services prior to the availability of such holdings on the Portfolio Holdings Website.

The Trust does not have any ongoing arrangements to make available portfolio holdings information sooner than publicly available. Nonetheless, portfolio holdings information may also be provided at any time (and as frequently as daily) to the Funds' Trustees, SIMC, the Sub-Advisers, the Distributor, the Administrator, the custodian, the independent proxy voting service retained by SIMC, the Funds' third-party independent pricing agents and the Funds' independent registered public accounting firm, as well as to state and federal regulators and government agencies, and as otherwise requested by law or judicial process. Service providers will be subject to a duty of confidentiality with respect to any portfolio holdings information, whether imposed by the provisions of the service provider's contract with the Trust or by the nature of its relationship with the Trust. Portfolio holdings of a Fund may also be provided to a prospective service provider for that Fund, so long as the prospective service provider executes a confidentiality agreement with the Fund in such form as deemed acceptable by an officer of the Fund. The Board exercises on-going oversight of the disclosure of Fund portfolio holdings by overseeing the implementation and enforcement of the Funds' policies and procedures by the CCO and by considering reports and recommendations by the CCO concerning any material compliance matters.

Neither the Funds, SIMC, nor any other service provider to the Funds may receive compensation or other consideration for providing portfolio holdings information.

The Funds file a complete schedule of their portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Form N-Q is available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of shares of each Fund, each of which represents an equal proportionate interest in that Fund. Each share upon liquidation entitles a shareholder to a pro rata share in the net assets of that Fund. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional portfolios of shares or classes of portfolios. Share certificates representing the shares will not be issued.

LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or administrators, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his willful misfeasance, bad faith, gross negligence or reckless disregard of his duties.

CODES OF ETHICS

The Board has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, SIMC, the Sub-Advisers and the Distributor have adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics apply to the personal investing activities of trustees, officers and certain employees ("access persons"). Rule 17j-1 and the Codes are reasonably designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements or are prohibited from making such investments. Copies of these Codes of Ethics are on file with the SEC and are available to the public.

VOTING

Each share held entitles the shareholder of record to one vote. Shareholders of each Fund or class will vote separately on matters pertaining solely to that Fund or class, such as any distribution plan. As a Massachusetts business trust, the Trust is not required to hold annual meetings of shareholders, but approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

Where the Prospectuses for the Funds or SAI state that an investment limitation or a fundamental policy may not be changed without shareholder approval, such approval means the vote of: (i) 67% or more of a Fund's shares present at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy; or (ii) more than 50% of a Fund's outstanding shares, whichever is less.

SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a Trust could, under certain circumstances, be held personally liable as partners for the obligations of the Trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any shareholders held personally liable for the obligations of the Trust.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of Monday, January 11, 2016, the following persons were the only persons who were record owners (or to the knowledge of the Trust, beneficial owners) of 5% or more of the shares of a Fund. Persons who owned of record or beneficially more than 25% of a Fund's outstanding shares may be deemed to control the Fund within the meaning of the 1940 Act. Shareholders controlling the Fund could have the ability to vote a majority of the shares of the Fund on any matter requiring the approval of shareholders of the Fund. The Trust believes that most of the shares referred to below were held by the below persons in accounts for their fiduciary, agency or custodial customers.

Name and Address	Number of Shares	Percent of Fund/Class
International Equity Fund—Class A Shares
SEI Private Trust Company One Freedom Valley Drive Oaks, PA 19456-9989	234,331,178.851	80.42%
SEI Private Trust Company c/o GWP US Advisors One Freedom Valley Drive	23,914,327.522	8.21%
SEI Private Trust Company Oaks, PA 19456-9989 One Freedom Valley Drive Oaks, PA 19456-9989	17,672,316.270	6.06%
Emerging Markets Equity Fund—Class A Shares
SEI Private Trust Company One Freedom Valley Drive Oaks, PA 19456-9989	120,438,659.724	75.91%
SEI Private Trust Company c/o GWP US Advisors One Freedom Valley Drive Oaks, PA 19456-9989	9,917,600.972	6.25%
SEI Private Trust Company One Freedom Valley Drive Oaks, PA 19456-9989	9,528,693.999	6.01%
Emerging Markets Debt Fund—Class A Shares
SEI Private Trust Company One Freedom Valley Drive Oaks, PA 19456-9989	113,635,248.506	78.90%
SEI Private Trust Company One Freedom Valley Drive Oaks, PA 19456-9989	11,393,101.102	7.91%
SEI Private Trust Company c/o GWP US Advisors One Freedom Valley Drive Oaks, PA 19456-9989	10,309,237.169	7.16%

Name and Address	Number of Shares	Percent of Fund/Class
International Fixed Income Fund—Class A Shares
SEI Private Trust Company One Freedom Valley Drive Oaks, PA 19456-9989	37,127,737.666	74.90%
SEI Private Trust Company c/o GWP US Advisors One Freedom Valley Drive Oaks, PA 19456-9989	6,245,338.773	12.60%
International Fixed Income Fund—Class Y Shares
SEI Corp Attn: Eileen Bonaduce P.O. Box 1100 Oaks, PA 19456-1100	1,913.876	100.00%
International Equity Fund—Class I Shares
SEI Private Trust Company Attn: Mutual Funds One Freedom Valley Drive Oaks, PA 19456-9989	382,188.708	58.75%
Trust Company of America FBO 605 P.O. Box 6503 Englewood, CO 80155-6503	35,234.923	5.42%
International Equity Fund—Class Y Shares
SEI Asset Allocation Trust Aggressive Strategy Fund Attn: Jack McCue IMU One Freedom Valley Drive Oaks, PA 19456-9989	4,740,965.348	33.21%
SEI Asset Allocation Trust Market Growth Strategy Fund One Freedom Valley Drive Oaks, PA 19456-9989	3,961,953.708	27.75%
SEI Asset Allocation Trust Tax-Managed Market Growth Strategy Fund One Freedom Valley Drive Oaks, PA 19456-9989	2,136,035.877	14.96%

Name and Address	Number of Shares	Percent of Fund/Class
SEI Asset Allocation Trust Tax-Managed Aggressive Strategy Fund Attn: Jack McCue IMU One Freedom Valley Drive Oaks, PA 19456-9989	992,348.094	6.95%
SEI Asset Allocation Trust Core Market Strategy Fund Attn: Jack McCue IMU One Freedom Valley Drive Oaks, PA 19456-9989	917,494.757	6.43%
SEI Asset Allocation Trust Tax-Managed Moderate Strategy Fund Attn: Jack McCue IMU One Freedom Valley Drive Oaks, PA 19456-9989	841,885.489	5.90%
Emerging Markets Equity Fund—Class Y Shares
SEI Asset Allocation Trust Aggressive Strategy Fund Attn: Jack McCue IMU One Freedom Valley Drive Oaks, PA 19456-9989	2,322,654.524	43.45%
SEI Asset Allocation Trust Market Growth Strategy Fund One Freedom Valley Drive Oaks, PA 19456-9989	2,016,631.259	37.73%
SEI Asset Allocation Trust Core Market Strategy Fund Attn: Jack McCue IMU One Freedom Valley Drive Oaks, PA 19456-9989	388,196.986	7.26%
SEI Asset Allocation Trust Tax-Managed Market Growth Strategy Fund One Freedom Valley Drive Oaks, PA 19456-9989	296,146.986	5.54%
Emerging Markets Debt Fund—Class Y Shares
SEI Asset Allocation Trust Market Growth Strategy Fund One Freedom Valley Drive Oaks, PA 19456-9989	2,597,290.050	29.08%

Name and Address	Number of Shares	Percent of Fund/Class
SEI Asset Allocation Trust Aggressive Strategy Fund Attn: Jack McCue IMU One Freedom Valley Drive Oaks, PA 19456-9989	2,441,982.151	27.34%
SEI Asset Allocation Trust Moderate Strategy Fund Attn: Jack McCue IMU One Freedom Valley Drive Oaks, PA 19456-9989	1,112,483.098	12.45%
SEI Asset Allocation Trust Core Market Strategy Fund Attn: Jack McCue IMU One Freedom Valley Drive Oaks, PA 19456-9989	831,557.052	9.31%
SEI Asset Allocation Trust Tax-Managed Market Growth Strategy Fund One Freedom Valley Drive Oaks, PA 19456-9989	556,108.893	6.23%
Wells Fargo Bank FBO SEI Capital Accumulation Plan 1525 West WT Harris Blvd Charlotte, NC 28288-1151	531,883.172	5.95%

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP, located at 1601 Market Street, Philadelphia, Pennsylvania 19103, serves as the Trust's independent registered public accounting firm.

CUSTODIAN

Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts 02109-3661, serves as custodian for the assets of the Funds (the "Custodian"). The Custodian holds cash, securities and other assets of the Trust as required by the 1940 Act. U.S. Bank National Association, 425 Walnut Street, Cincinnati, Ohio 45202, acts as wire agent of the Trust's assets.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP, located at 1701 Market Street, Philadelphia, Pennsylvania 19103, serves as counsel to the Trust.

APPENDIX A—DESCRIPTION OF RATINGS
DESCRIPTION OF CORPORATE BOND RATINGS
MOODY'S RATING DEFINITIONS

LONG-TERM RATINGS

Aaa  Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa  Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A  Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa  Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba  Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B  Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa  Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca  Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C  Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's bond ratings, where specified, are applied to senior bank obligations and insurance company senior policyholder and claims obligations with an original maturity in excess of one year. Obligations relying upon support mechanisms such as letters-of-credit and bonds of indemnity are excluded unless explicitly rated.

Obligations of a branch of a bank are considered to be domiciled in the country in which the branch is located. Unless noted as an exception, Moody's rating on a bank's ability to repay senior obligations extends only to branches located in countries which carry a Moody's sovereign rating. Such branch obligations are rated at the lower of the bank's rating or Moody's sovereign rating for the bank deposits for the country in which the branch is located.

When the currency in which an obligation is denominated is not the same as the currency of the country in which the obligation is domiciled, Moody's ratings do not incorporate an opinion as to whether payment of the obligation will be affected by the actions of the government controlling the currency of denomination. In addition, risk associated with bilateral conflicts between an investor's home country and either the issuer's home country or the country where an issuer branch is located are not incorporated into Moody's ratings.

Moody's makes no representation that rated bank obligations or insurance company obligations are exempt from registration under the 1933 Act or issued in conformity with any other applicable law or regulation. Nor does Moody's represent that any specific bank or insurance company obligation is legally enforceable or is a valid senior obligation of a rated issuer.

Moody's ratings are opinions, not recommendations to buy or sell, and their accuracy is not guaranteed. A rating should be weighed solely as one factor in an investment decision and you should make your own study and evaluation of any issuer whose securities or debt obligations you consider buying or selling.

Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

STANDARD & POOR'S RATING DEFINITIONS

A Standard & Poor's corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell, or hold a security, as it does not comment on market price or suitability for a particular investor.

The ratings are based, in varying degrees, on the following considerations:

(1)  Likelihood of default. The rating assesses the obligor's capacity and willingness as to timely payment of interest and repayment of principal in accordance with the terms of the obligation.

(2)  The obligation's nature and provisions.

(3)  Protection afforded to, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under bankruptcy laws and other laws affecting creditors' rights.

Likelihood of default is indicated by an issuer's senior debt rating. If senior debt is not rated, as implied senior debt rating is determined. Subordinated debt usually is rated lower than senior debt to better reflect relative position of the obligation in bankruptcy. Unsecured debt, where significant secured debt exists, is treated similarly to subordinated debt.

LONG-TERM RATINGS

Investment Grade

AAA  Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA  Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated debt only in small degree.

A  Debt rated "A" has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB  Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Speculative Grade

Debt rated "BB", "B", "CCC", "CC", and "C" is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. "BB" indicates the least degree of speculation and "C" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

BB  Debt rated "BB" has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB-" rating.

B  Debt rate "B" has greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions would likely impair capacity or willingness to pay interest and repay principal. The "B" rating category also is used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.

CCC  Debt rated "CCC" has a current identifiable vulnerability to default, and is dependent on favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category also is used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating.

CC  The rating "CC" is typically applied to debt subordinated to senior debt which is assigned an actual or implied "CCC" rating.

C  The rating "C" is typically applied to debt subordinated to senior debt which is assigned an actual or implied "CCC-" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

D  Debt is rated "D" when the issue is in payment default, or the obligor has filed for bankruptcy. The "D" rating is used when interest or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

Plus (+) or minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

pr  The letters "pr" indicate that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

L  The letter "L" indicates that the rating pertains to the principal amount of those bonds to the extent that the underlying deposit collateral is federally insured, and interest is adequately collateralized. In the case of certificates of deposit, the letter "L" indicates that the deposit, combined with other deposits being held in the same right and capacity, will be honored for principal and pre-default interest up to federal insurance limits within 30 days after closing of the insured institution or, in the event that the deposit is assumed by a successor insured institution, upon maturity.

  *Continuance of the rating is contingent upon S&P's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

N.R.  Not rated.

Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

If an issuer's actual or implied senior debt rating is "AAA", its subordinated or junior debt is rated "AAA" or "AA+", If an issuer's actual or implied senior debt rating is lower than "AAA" but higher than "BB+", its junior debt is typically rated one designation lower than the senior debt rating. For example, if the senior debt rating is "A", subordinated debt normally would be rated "A-". If an issuer's actual or implied senior debt rating is "BB+" or lower, its subordinated debt is typically rated two designations lower than the senior debt rating.

Investment and Speculative Grades

The term "investment grade" was originally used by various regulatory bodies to connote obligations eligible for investment by institutions such as banks, insurance companies, and savings and loan associations. Over time, this term gained widespread usage throughout the investment community. Issues rated in the four highest categories, "AAA", "AA", "A", "BBB", generally are recognized as being investment grade. Debt rated "BB" or below generally is referred to as speculative grade. The term "junk bond" is merely a more irreverent expression for this category of more risky debt. Neither term indicates which securities S&P deems worthy of investment, as an investor with a particular risk preference may appropriately invest in securities that are not investment grade.

Ratings continue as a factor in many regulations, both in the U.S. and abroad, notably in Japan. For example, the SEC requires investment-grade status in order to register debt on Form-3, which, in turn, is how one offers debt via a Rule 415 shelf registration. The Federal Reserve Board allows members of the Federal Reserve System to invest in securities rated in the four highest categories, just as the Federal Home Loan Bank System permits federally chartered savings and loan associations to invest in corporate debt with those ratings, and the Department of Labor allows pension funds to invest in commercial paper rated in one of the three highest categories. In similar fashion, California regulates investments of municipalities and county treasurers, Illinois limits collateral acceptable for public deposits, and Vermont restricts investments of insurers and banks. The New York and Philadelphia Stock Exchanges fix margin requirements for mortgage securities depending on their rating, and the securities haircut for commercial paper, debt securities, and preferred stock that determines net capital requirements is also a function of the ratings assigned.

FITCH'S RATINGS DEFINITIONS

LONG-TERM RATINGS

Investment Grade

AAA  Highest credit quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA  Very high credit quality. "AA" ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A  High credit quality. "A" ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB  Good credit quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade

BB  Speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B  Highly speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C  High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

DDD, DD, D  Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90%, and "D" the lowest recovery potential, i.e., below 50%.

  Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect for repaying all obligations.

SHORT-TERM DEBT RATINGS (may be assigned, for example, to commercial paper, master demand notes, bank instruments, and letters of credit).

MOODY'S DESCRIPTION OF ITS THREE HIGHEST SHORT-TERM DEBT RATINGS

PRIME-1 Issuers rated Prime-1 (or supporting institutions) have a superior capacity for repayment of senior short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by many of the following characteristics:

•  Leading market positions in well-established industries.

•  High rates of return on funds employed.

•  Conservative capitalization structures with moderate reliance on debt and ample asset protection.

•  Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

•  Well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2 Issuers rated Prime-2 (or supporting institutions) have a strong capacity for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

S&P'S DESCRIPTION OF ITS THREE HIGHEST SHORT-TERM DEBT RATINGS

A-1  This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to have extremely strong safety characteristics are denoted with a plus sign (+).

A-2  Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

A-3  Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

FITCH'S DESCRIPTION OF ITS THREE HIGHEST SHORT-TERM DEBT RATINGS

F1  Highest credit quality. Indicates the best capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2  Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3  Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near term adverse changes could result in a reduction to non-investment grade.

PART C. OTHER INFORMATION

Item 28.  Exhibits:

(a)(1)  Agreement and Declaration of Trust, dated June 28, 1988, as originally filed with Registrant's Registration Statement on Form N-1A (File No. 033-22821), filed with the Securities and Exchange Commission ("SEC") on June 30, 1988, is herein incorporated by reference to Exhibit 1 of Post-Effective Amendment No. 23, filed with the SEC on June 23, 1997.

(a)(2)  Amendment to Agreement and Declaration of Trust, dated August 9, 1989, is herein incorporated by reference to Exhibit (a)(2) of Post-Effective Amendment No. 37 to Registrant's Registration Statement on Form N-1A (File No. 033-22821), filed with the SEC on January 29, 2004.

(a)(3)  Secretary's Certificate with respect to Amendment to Agreement and Declaration of Trust, dated April 29, 1998, is herein incorporated by reference to Exhibit (a)(3) of Post-Effective Amendment No. 37 to Registrant's Registration Statement on Form N-1A (File Nos. 033-22821 and 811-05601), filed with the SEC on January 29, 2004.

(b)  Amended and Restated By-Laws, dated September 13, 2011, are herein incorporated by reference to Exhibit (b) of Post-Effective Amendment No. 54 to Registrant's Registration Statement on Form N-1A (File Nos. 033-22821 and 811-05601), filed with the SEC on January 27, 2012.

(c)  Not Applicable

(d)(1)  Investment Advisory Agreement, dated December 16, 1994 (restated as of December 17, 2002), between Registrant and SEI Investments Management Corporation ("SIMC"), is herein incorporated by reference to Exhibit (d)(1) of Post-Effective Amendment No. 35 to Registrant's Registration Statement on Form N-1A (File Nos. 033-22821 and 811-05601), filed with the SEC on January 28, 2003.

(d)(2)  Amended and Restated Schedule, dated September 17, 2009, to the Investment Advisory Agreement, dated December 16, 1994 (restated as of December 17, 2002), between the Registrant and SIMC with respect to the Emerging Markets Equity, International Equity, Emerging Markets Debt, Tax-Managed International Equity and International Fixed Income Funds is herein incorporated by reference to Exhibit (d)(2) of Post-Effective Amendment No. 49 to Registrant's Registration Statement on Form N-1A (File Nos. 033-22821 and 811-05601), filed with the SEC on January 28, 2011.

(d)(3)  Investment Sub-Advisory Agreement, dated April 2, 2009, between SIMC and Acadian Asset Management LLC with respect to the International Equity Fund is herein incorporated by reference to Exhibit (d)(31) of Post-Effective Amendment No. 47 to Registrant's Registration Statement on Form N-1A (File Nos. 033-22821 and 811-05601), filed with the SEC on December 2, 2009.

(d)(4)  Amendment, dated January 6, 2012, to the Investment Sub-Advisory Agreement, dated April 2, 2009, between SIMC and Acadian Asset Management LLC with respect to the International Equity Fund is herein incorporated by reference to Exhibit (d)(4) of Post-Effective Amendment No. 54 to Registrant's Registration Statement on Form N-1A (File Nos. 033-22821 and 811-05601), filed with the SEC on January 27, 2012.

(d)(5)  Amended Schedule B, dated September 15, 2015, to the Investment Sub-Advisory Agreement, dated April 2, 2009, between SIMC and Acadian Asset Management with respect to the International Equity Fund is filed herewith.

(d)(6)  Investment Sub-Advisory Agreement, dated July 1, 2003, between SIMC and AllianceBernstein L.P. (f/k/a Alliance Capital Management L.P.) with respect to the International Equity Fund is herein incorporated by reference to Exhibit (d)(4) of Post-Effective Amendment No. 49 to Registrant's Registration Statement on Form N-1A (File Nos. 033-22821 and 811-05601), filed with the SEC on January 28, 2011.

(d)(7)  Amended Schedules A and B, as last revised March 17, 2006, to the Investment Sub-Advisory Agreement, dated July 1, 2003, between SIMC and AllianceBernstein L.P. (f/k/a Alliance Capital Management L.P.) with respect to the International Fixed Income Fund are herein incorporated by reference to Exhibit (d)(31) of Post-Effective Amendment No. 44 to Registrant's Registration Statement on Form N-1A (File Nos. 033-22821 and 811-05601), filed with the SEC on January 25, 2008.

(d)(8)  Investment Sub-Advisory Agreement, dated October 10, 2014, between SIMC and  Blackcrane Capital, LLC with respect to the International Equity Fund is herein incorporated by reference to Exhibit (d)(7) of Post-Effective Amendment No. 63 to Registrant's Registration Statement on Form N-1A (File Nos. 033-22821 and 811-05601), filed with the SEC on October 14, 2014.

(d)(9)  Investment Sub-Advisory Agreement, dated September 28, 2010, between SIMC and Causeway Capital Management LLC with respect to the International Equity Fund is herein incorporated by reference to Exhibit (d)(12) of Post-Effective Amendment No. 49 to Registrant's Registration Statement on Form N-1A (File Nos. 033-22821 and 811-05601), filed with the SEC on January 28, 2011.

(d)(10)  Amended Schedule B, dated September 16, 2013, to the Investment Sub-Advisory Agreement, dated September 28, 2010, between SIMC and Causeway Capital Management LLC with respect to the International Equity Fund is herein incorporated by reference to Exhibit (d)(8) of Post-Effective Amendment No. 59 to Registrant's Registration Statement on Form N-1A (File Nos. 033-22821 and 811-05601), filed with the SEC on January 28, 2014.

(d)(11)  Amended and Restated Investment Sub-Advisory Agreement, dated April 30, 2013, between SIMC and Delaware Investments Fund Advisers, a series of Delaware Management Business Trust, with respect to the Emerging Markets Equity Fund is herein incorporated by reference to Exhibit (d)(9) of Post-Effective Amendment No. 59 to Registrant's Registration Statement on Form N-1A (File Nos. 033-22821 and 811-05601), filed with the SEC on January 28, 2014.

(d)(12)  Investment Sub-Advisory Agreement, dated March 21, 2007, between SIMC and FIL Investment Advisors (f/k/a Fidelity International Investment Advisors) with respect to the International Fixed Income Fund is herein incorporated by reference to Exhibit (d)(30) of Post-Effective Amendment No. 44 to Registrant's Registration Statement on Form N-1A (File Nos. 033-22821 and 811-05601), filed with the SEC on January 25, 2008.

(d)(13)  Amended Schedule B, dated November 10, 2011, to the Investment Sub-Advisory Agreement, dated March 21, 2007, between SIMC and FIL Investment Advisors with respect to the International Fixed Income Fund is herein incorporated by reference to Exhibit (d)(21) of Post-Effective Amendment No. 54 to Registrant's Registration Statement on Form N-1A (File Nos. 033-22821 and 811-05601), filed with the SEC on January 27, 2012.

(d)(14)  Investment Sub-Advisory Agreement, dated June 25, 2014, between SIMC and  Henderson Global Investors (North America) Inc. with respect to the International  Equity Fund is herein incorporated by reference to Exhibit (d)(12) of Post-Effective Amendment No. 61 to Registrant's Registration Statement on Form N-1A (File Nos. 033-22821 and 811-05601), filed with the SEC on August 12, 2014.

(d)(15)  Investment Sub-Advisory Agreement, dated March 31, 2009, between SIMC and INTECH Investment Management LLC with respect to the International Equity Fund is herein incorporated by reference to Exhibit (d)(30) of Post-Effective Amendment No. 47 to Registrant's Registration Statement on Form N-1A (File Nos. 033-22821 and 811-05601), filed with the SEC on December 2, 2009.

(d)(16)  Amended Schedule B, dated June 25, 2010, to the Investment Sub-Advisory Agreement, dated March 31, 2009, between SIMC and INTECH Investment Management LLC with respect to the International Equity Fund is herein incorporated by reference to Exhibit (d)(16) of Post-Effective Amendment No. 49 to Registrant's Registration Statement on Form N-1A (File Nos. 033-22821 and 811-05601), filed with the SEC on January 28, 2011.

(d)(17)  Investment Sub-Advisory Agreement, dated June 21, 2013, between SIMC and Investec Asset Management Ltd. with respect to the Emerging Markets Debt Fund is filed herewith.

(d)(18)  Investment Sub-Advisory Agreement, dated October 26, 2011, between SIMC and J O Hambro Capital Management Limited with respect to the Emerging Markets Equity Fund is herein incorporated by reference to Exhibit (d)(25) of Post-Effective Amendment No. 54 to Registrant's Registration Statement on Form N-1A (File Nos. 033-22821 and 811-05601), filed with the SEC on January 27, 2012.

(d)(19)  Investment Sub-Advisory Agreement, dated September 20, 2012, between SIMC and Kleinwort Benson Investors International Ltd with respect to the Emerging Markets Equity Fund is herein incorporated by reference to Exhibit (d)(21) of Post-Effective Amendment No. 57 to Registrant's Registration Statement on Form N-1A (File Nos. 033-22821 and 811-05601), filed with the SEC on January 28, 2013.

(d)(20)  Amended Schedules A and B, dated September 15, 2015, to the Investment Sub-Advisory Agreement, dated September 20, 2012, between SIMC and Kleinwort Benson Investors International Ltd with respect to the Emerging Markets Equity Fund are filed herewith.

(d)(21)  Investment Sub-Advisory Agreement, dated March 29, 2010, between SIMC and Lazard Asset Management LLC with respect to the Emerging Markets Equity Fund is herein incorporated by reference to Exhibit (d)(18) of Post-Effective Amendment No. 49 to Registrant's Registration Statement on Form N-1A (File Nos. 033-22821 and 811-05601), filed with the SEC on January 28, 2011.

(d)(22)  Investment Sub-Advisory Agreement, dated December 12, 2013, between SIMC and Neuberger Berman Investment Advisers LLC (f/k/a Neuberger Berman Fixed Income) with respect to the Emerging Markets Debt Fund is herein incorporated by reference to Exhibit (d)(18) of Post-Effective Amendment No. 59 to Registrant's Registration Statement on Form N-1A (File Nos. 033-22821 and 811-05601), filed with the SEC on January 28, 2014.

(d)(23)  Amendment, dated January 1, 2016, to the Investment Sub-Advisory Agreement, dated December 12, 2013, with Amended Schedules A and B, dated January 1, 2016, between SIMC and Neuberger Berman Investment Advisers LLC with respect to the Emerging Markets Debt, Emerging Markets Equity and International Equity Funds are filed herewith.

(d)(24)  Investment Sub-Advisory Agreement, dated December 11, 2013, between SIMC and PanAgora Asset Management Inc. with respect to the Emerging Markets Equity Fund is herein incorporated by reference to Exhibit (d)(22) of Post-Effective Amendment No. 59 to Registrant's Registration Statement on Form N-1A (File Nos. 033-22821 and 811-05601), filed with the SEC on January 28, 2014.

(d)(25)  Investment Sub-Advisory Agreement, dated March 24, 2015, between SIMC and RWC Asset Advisors (US) LLC with respect to the Emerging Markets Equity Fund is filed herewith.

(d)(26)  Amended Schedule B, dated June 23, 2015, to the Investment Sub-Advisory Agreement, dated March 24, 2015, between SIMC and RWC Asset Advisors (US) LLC with respect to the Emerging Markets Equity Fund is filed herewith.

(d)(27)  Investment Sub-Advisory Agreement, dated April 1, 2006, between SIMC and Stone Harbor Investment Partners LP with respect to the Emerging Markets Debt Fund is herein incorporated by reference to Exhibit (d)(26) of Post-Effective Amendment No. 42 to Registrant's Registration Statement on Form N-1A (File Nos. 033-22821 and 811-05601), filed with the SEC on November 28, 2006.

(d)(28)  Investment Sub-Advisory Agreement, dated October 1, 2014, between SIMC and Tradewinds Global Investors, LLC with respect to the International Equity Fund is herein incorporated by reference to Exhibit (d)(27) of Post-Effective Amendment No. 65 to Registrant's Registration Statement on Form N-1A (File Nos. 033-22821 and 811-05601), filed with the SEC on January 28, 2015.

(d)(29)  Investment Sub-Advisory Agreement, dated June 23, 2015, between SIMC and WCM Investment Management with respect to International Equity Fund is filed herewith.

(d)(30)  Investment Sub-Advisory Agreement, dated March 30, 2009, between SIMC and Wellington Management Company, LLP with respect to the International Equity Fund is herein incorporated by reference to Exhibit (d)(28) of Post-Effective Amendment No. 47 to Registrant's Registration Statement on Form N-1A (File Nos. 033-22821 and 811-05601), filed with the SEC on December 2, 2009.

(d)(31)  Amended Schedules A and B, dated September 29, 2009, to the Investment Sub-Advisory Agreement, dated March 30, 2009, between SIMC and Wellington Management Company, LLP with respect to the International Equity and International Fixed Income Funds are herein incorporated by reference to Exhibit (d)(29) of Post-Effective Amendment No. 47 to Registrant's Registration Statement on Form N-1A (File Nos. 033-22821 and 811-05601), filed with the SEC on December 2, 2009.

(e)  Amended and Restated Distribution Agreement between Registrant and SEI Investments Distribution Co. dated September 16, 2002 is herein incorporated by reference to Exhibit (e) of Post-Effective Amendment No. 35 to Registrant's Registration Statement on Form N-1A (File Nos. 033-22821 and 811-05601), filed with the SEC on November 27, 2002.

(f)  Not Applicable

(g)(1)  Custodian Agreement, dated August 23, 2011, between the Trust and Brown Brothers Harriman & Co. is herein incorporated by reference to Exhibit (g)(1) of Post-Effective Amendment No. 54 to Registrant's Registration Statement on Form N-1A (File Nos. 033-22821 and 811-05601), filed with the SEC on January 27, 2012.

(g)(2)  Schedule of Global Custody Services and Charges, dated September 16, 2014, to the Custodian Agreement between the Trust and Brown Brothers Harriman & Co. is filed herewith.

(g)(3)  Custodian Agreement, dated August 16, 2006, between the Trust and U.S. Bank N.A. is herein incorporated by reference to Exhibit (g)(2) of Post-Effective Amendment No. 42 to Registrant's Registration Statement on Form N-1A (File Nos. 033-22821 and 811-05601), filed with the SEC on November 28, 2006.

(h)(1)  Amended and Restated Administration and Transfer Agency Agreement, dated December 10, 2003, between Registrant and SEI Investments Global Funds Services (f/k/a SEI Investments Fund Management) is herein incorporated by reference to Exhibit (h)(1) of Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (File Nos. 033-22821 and 811-05601), filed with the SEC on November 29, 2004.

(h)(2)  Amended Schedule D, as last revised September 15, 2014, to the Amended and Restated Administration and Transfer Agency Agreement, dated December 10, 2003, between the Trust and SEI Investments Global Funds Services is herein incorporated by reference to Exhibit (h)(2) of Post-Effective Amendment No. 63 to Registrant's Registration Statement on Form N-1A (File Nos. 033-22821 and 811-05601), filed with the SEC on October 14, 2014.

(h)(3)  Shareholder Service Plan and Agreement with respect to the Class A shares is herein incorporated by reference to Exhibit 15(e) of Post-Effective Amendment No. 22 to Registrant's Registration Statement on Form N-1A (File Nos. 033-22821 and 811-05601), filed with the SEC on April 8, 1997.

(h)(4)  Shareholder Service Plan and Agreement with respect to Class I shares is herein incorporated by reference to Exhibit (h)(5) of Post-Effective Amendment No. 30 to Registrant's Registration Statement on Form N-1A (File Nos. 033-22821 and 811-05601), filed with the SEC on June 30, 2000.

(h)(5)  Administrative Services Plan and Agreement with respect to Class I shares is herein incorporated by reference to Exhibit (h)(6) of Post-Effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A (File Nos. 033-22821 and 811-05601), filed with the SEC on January 28, 2002.

(h)(6)  Expense Limitation Agreement, dated March 1, 2010, between the Registrant and SIMC with respect to the International Fixed Income Fund is herein incorporated by reference to Exhibit (h)(7) of Post-Effective Amendment No. 49 to Registrant's Registration Statement on Form N-1A (File Nos. 033-22821 and 811-05601), filed with the SEC on January 28, 2011.

(i)  Opinion and Consent of Counsel is filed herewith.

(j)  Consent of Independent Registered Public Accounting Firm is filed herewith.

(k)  Not Applicable.

(l)  Not Applicable.

(m)  Not Applicable.

(n)  Amended and Restated Rule 18f-3 Multiple Class Plan, dated June 26, 2008, relating to Class A and I shares is herein incorporated by reference to Exhibit (n) of Post-Effective Amendment No. 45 to Registrant's Registration Statement on Form N-1A (File Nos. 033-22821 and 811-05601), filed with the SEC on October 16, 2008.

(o)  Not Applicable.

(p)(1)  The Code of Ethics for SEI Investments Management Corporation, dated August 8, 2014, is filed herewith.

(p)(2)  The Code of Ethics for SEI Investments Distribution Co., dated October 1, 2014, is filed herewith.

(p)(3)  The Code of Ethics for SEI Investments Global Funds Services, dated February 2015, is filed herewith.

(p)(4)  The Code of Ethics for SEI Institutional International Trust, as last revised January 3, 2014, is herein incorporated by reference to Exhibit (p)(4) of Post-Effective Amendment No. 61 to Registrant's Registration Statement on Form N-1A (File Nos. 033-22821 and 811-05601), filed with the SEC on August 12, 2014.

(p)(5)  The Code of Ethics for Acadian Asset Management LLC, dated February 2015, is filed herewith.

(p)(6)  The Code of Ethics for AllianceBernstein L.P., dated June 2015, is filed herewith.

(p)(7)  The Code of Ethics for Blackcrane Capital, LLC, dated August 5, 2014, is herein incorporated by reference to Exhibit (p)(7) of Post-Effective Amendment No. 63 to Registrant's Registration Statement on Form N-1A (File Nos. 033-22821 and 811-05601), filed with the SEC on October 14, 2014.

(p)(8)  The Code of Ethics for Causeway Capital Management LLC, dated June 30, 2015, is filed herewith.

(p)(9)  The Code of Ethics for Delaware Investments Fund Advisers, a series of Delaware Management Business Trust, dated October 1, 2013, is herein incorporated by reference to Exhibit (p)(8) of Post-Effective Amendment No. 59 to Registrant's Registration Statement on Form N-1A (File Nos. 033-22821 and 811-05601), filed with the SEC on January 28, 2014.

(p)(10)  The Code of Ethics for FIL Investment Advisors (f/k/a Fidelity International Investment Advisors), dated February 2008, is herein incorporated by reference to Exhibit (p)(15) of Post-Effective Amendment No. 45 to Registrant's Registration Statement on Form N-1A (File Nos. 033-22821 and 811-05601), filed with the SEC on October 16, 2008.

(p)(11)  The Code of Ethics for Henderson Global Investors (North America) Inc., dated  January 2014, is herein incorporated by reference to Exhibit (p)(10) of Post-Effective Amendment No. 61 to Registrant's Registration Statement on Form N-1A (File Nos. 033-22821 and 811-05601), filed with the SEC on August 12, 2014.

(p)(12)  The Code of Ethics for Janus Capital Group, the parent company of INTECH Investment Management LLC, as last revised March 15, 2012, is herein incorporated by reference to Exhibit (p)(13) of Post-Effective Amendment No. 57 to Registrant's Registration Statement on Form N-1A (File Nos. 033-22821 and 811-05601), filed with the SEC on January 28, 2013.

(p)(13)  The Code of Ethics for Investec Asset Management Ltd., dated October 2012, is herein incorporated by reference to Exhibit (p)(11) of Post-Effective Amendment No. 59 to Registrant's Registration Statement on Form N-1A (File Nos. 033-22821 and 811-05601), filed with the SEC on January 28, 2014.

(p)(14)  The Code of Ethics for J O Hambro Capital Management Limited, dated February 2013, is herein incorporated by reference to Exhibit (p)(12) of Post-Effective Amendment No. 59 to Registrant's Registration Statement on Form N-1A (File Nos. 033-22821 and 811-05601), filed with the SEC on January 28, 2014.

(p)(15)  The Code of Ethics for Kleinwort Benson Investors International Ltd, dated May 2011, is herein incorporated by reference to Exhibit (p)(15) of Post-Effective Amendment No. 57 to Registrant's Registration Statement on Form N-1A (File Nos. 033-22821 and 811-05601), filed with the SEC on January 28, 2013.

(p)(16)  The Code of Ethics for Lazard Asset Management LLC, dated January 2012, is herein incorporated by reference to Exhibit (p)(16) of Post-Effective Amendment No. 57 to Registrant's Registration Statement on Form N-1A (File Nos. 033-22821 and 811-05601), filed with the SEC on January 28, 2013.

(p)(17)  The Code of Ethics for Neuberger Berman Investment Advisers LLC (f/k/a Neuberger Berman Fixed Income), dated January 2013, is herein incorporated by reference to Exhibit (p)(15) of Post-Effective Amendment No. 59 to Registrant's Registration Statement on Form N-1A (File Nos. 033-22821 and 811-05601), filed with the SEC on January 28, 2014.

(p)(18)  The Code of Ethics for PanAgora Asset Management Inc., dated December 31, 2012, is herein incorporated by reference to Exhibit (p)(19) of Post-Effective Amendment No. 63 to Registrant's Registration Statement on Form N-1A (File Nos. 033-22821 and 811-05601), filed with the SEC on October 14, 2014.

(p)(19)  The Code of Ethics for RWC Asset Advisors (US) LLC, dated March 2013, is filed herewith.

(p)(20)  The Code of Ethics for Stone Harbor Investment Partners LP, as revised in 2011, is herein incorporated by reference to Exhibit (p)(21) of Post-Effective Amendment No. 63 to Registrant's Registration Statement on Form N-1A (File Nos. 033-22821 and 811-05601), filed with the SEC on October 14, 2014.

(p)(21)  The Code of Ethics for Nuveen Investments, the parent company of Tradewinds Global Investors, LLC, dated January 1, 2013, is herein incorporated by reference to Exhibit (p)(20) of Post-Effective Amendment No. 59 to Registrant's Registration Statement on Form N-1A (File Nos. 033-22821 and 811-05601), filed with the SEC on January 28, 2014.

(p)(22)  The Code of Ethics for WCM Investment Management, dated December 31, 2013, is filed herewith.

(p)(23)  The Code of Ethics for Wellington Management Company, LLP, dated August 1, 2013, is herein incorporated by reference to Exhibit (p)(21) of Post-Effective Amendment No. 59 to Registrant's Registration Statement on Form N-1A (File Nos. 033-22821 and 811-05601), filed with the SEC on January 28, 2014.

(q)(1)  Power of Attorney for Robert A. Nesher, dated March 22, 2011, is herein incorporated by reference to Exhibit (q)(1) of Post-Effective Amendment No. 52 to Registrant's Registration Statement on Form N-1A (File Nos. 033-22821 and 811-05601), filed with the SEC on April 5, 2011.

(q)(2)  Power of Attorney for William M. Doran, dated March 22, 2011, is herein incorporated by reference to Exhibit (q)(2) of Post-Effective Amendment No. 52 to Registrant's Registration Statement on Form N-1A (File Nos. 033-22821 and 811-05601), filed with the SEC on April 5, 2011.

(q)(3)  Power of Attorney for George J. Sullivan, Jr., dated March 22, 2011, is herein incorporated by reference to Exhibit (q)(4) of Post-Effective Amendment No. 52 to Registrant's Registration Statement on Form N-1A (File Nos. 033-22821 and 811-05601), filed with the SEC on April 5, 2011.

(q)(4)  Power of Attorney Nina Lesavoy, dated March 22, 2011, is herein incorporated by reference to Exhibit (q)(5) of Post-Effective Amendment No. 52 to Registrant's Registration Statement on Form N-1A (File Nos. 033-22821 and 811-05601), filed with the SEC on April 5, 2011.

(q)(5)  Power of Attorney for James M. Williams, dated March 22, 2011, is herein incorporated by reference to Exhibit (q)(6) of Post-Effective Amendment No. 52 to Registrant's Registration Statement on Form N-1A (File Nos. 033-22821 and 811-05601), filed with the SEC on April 5, 2011.

(q)(6)  Power of Attorney for Mitchell A. Johnson, dated March 22, 2011, is herein incorporated by reference to Exhibit (q)(7) of Post-Effective Amendment No. 52 to Registrant's Registration Statement on Form N-1A (File Nos. 033-22821 and 811-05601), filed with the SEC on April 5, 2011.

(q)(7)  Power of Attorney for Hubert L. Harris, dated March 22, 2011, is herein incorporated by reference to Exhibit (q)(8) of Post-Effective Amendment No. 52 to Registrant's Registration Statement on Form N-1A (File Nos. 033-22821 and 811-05601), filed with the SEC on April 5, 2011.

(q)(8)  Power of Attorney for Arthur Ramanjulu, dated June 26, 2015, is filed herewith.

Item 29.  Persons Controlled by or Under Common Control with Registrant:

See the Prospectuses and Statement of Additional Information regarding the Trust's control relationships. SIMC is a subsidiary of SEI Investments Company, which also controls the Distributor of the Registrant (SEI Investments Distribution Co.) and other corporations engaged in providing various financial and record keeping services, primarily to bank trust departments, pension plan sponsors and investment managers.

Item 30.  Indemnification:

Article VIII of the Agreement and Declaration of Trust filed as Exhibit (a)(1) to the Registration Statement is incorporated by reference. Insofar as indemnification for liabilities arising under the Securities

Act of 1933, as amended (the "1933 Act") may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Registrant's Agreement and Declaration of Trust or otherwise, the Registrant is aware that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 31.  Business and Other Connections of Investment Adviser:

The following tables describe other business, profession, vocation or employment of a substantial nature in which each director, officer or partner of the Adviser and each Sub-Adviser is or has been, at any time during the last two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee. The Adviser's and each Sub-Adviser's table was provided to the Registrant by the Adviser or respective Sub-Adviser for inclusion in this Registration Statement.

SEI Investments Management Corporation

SEI Investments Management Corporation ("SIMC") is the Adviser for the Registrant's Funds. The principal business address of SIMC is One Freedom Valley Drive, Oaks, Pennsylvania 19456. SIMC is a registered investment adviser under the Investment Advisers Act of 1940, as amended (the "Advisers Act").

Unless otherwise noted, the address of all the companies listed below is One Freedom Valley Drive, Oaks, Pennsylvania 19456.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Edward Loughlin Director & Senior Vice President	SEI Investments Company	Executive Vice President
	SEI Investments Distribution Co.	Director
	SEI Trust Company	Director
	SEI Global Services, Inc.	Senior Vice President
	LSV Asset Management	Management Committee
	SEI Investment Strategies, LLC	Director
	SEI Investments (Asia), Limited	Director
	SEI Investments (South Africa) Limited	Director
	SEI Investments Global Funds Services	Vice President
	SEI Investments Canada Company	Director

Name and Position with Investment Adviser	Name of Other Company	Connection with Other Company
N. Jeffrey Klauder Director, Senior Vice President & Assistant Secretary	SEI Investments Company	Executive Vice President, General Counsel, Chief Compliance Officer, Assistant Secretary
	SEI Trust Company	Director, Vice President
	SEI Funds, Inc.	Vice President, Secretary
	SEI Investments, Inc	Vice President, Secretary
	SEI Global Investments Corp.	Director, Vice President, Secretary
	SEI Insurance Group, Inc.	Director, Vice President, Assistant Secretary
	SEI Advanced Capital Management, Inc	Director, Vice President, Secretary
	SEI Primus Holding Corp.	Vice President, Assistant Secretary
	SEI Global Services Inc.	Director, Senior Vice President, Assistant Secretary
	SEI Private Trust Company	Director, Vice President
	SEI SIMC Holdings, LLC	Manager
	SEI Investment Strategies, LLC	Director, Senior Vice President, Assistant Secretary
	LSV Asset Management	Management Committee
	SEI Global Capital Investments, Inc.	Vice President, Secretary
	SEI Investments (Asia), Limited	Director
	SEI Investments (South Africa), Limited	Director
	SEI Investments Global, Limited	Director
	SEI Investments—Global Fund Services Limited	Director
	SEI Investments Canada Company	Director, Secretary
	SEI Custodial Operations, LLC	Manager

Name and Position with Investment Adviser	Name of Other Company	Connection with Other Company
	SEI Institutional Transfer Agent, Inc.	Director, Senior Vice President
	SIMC Subsidiary, LLC	Manager
	SEI Ventures, Inc.	Vice President, Secretary
	SEI Investments Developments, Inc.	Vice President, Secretary
	SEI Investments Global Funds Services	Vice President, Assistant Secretary
	SEI Investments—Guernsey Limited	Director
Joseph P. Ujobai Director & Senior Vice President	SEI Investments Company	Executive Vice President
	SEI Global Investments Corp	President
	SEI Global Services, Inc	Senior Vice President
	SEI Investments (Asia), Limited	Director
	SEI Investments (Europe) Ltd	Director
	SEI Global Nominee Ltd	Director
	SEI European Services Limited	Director
	SEI Investments Canada Company	Director, President
	SEI Investments–Guernsey Limited	Authorized Signer
Kevin Barr Director & President	SEI Investments Company	Executive Vice President
	SEI Investments Distribution Co.	President, Chief Executive Officer
	SEI Global Services Inc.	Vice President
	SEI Investment Strategies, LLC	Director, President
	SEI Investments Global, Limited	Director
Wayne Withrow Director & Senior Vice President	SEI Investments Company	Executive Vice President
	SEI Investments Distribution Co.	Director

Name and Position with Investment Adviser	Name of Other Company	Connection with Other Company
	SEI Global Services Inc.	Director, Senior Vice President
	SEI Investment Strategies, LLC	Director
	SEI Investments Global (Cayman) Limited	Director
	SEI Investments Global Holdings (Cayman) Inc	Chairman of the Board & Chief Executive Officer
Kathy Heilig Vice President & Treasurer	SEI Investments Company	Vice President, Controller & Chief Accounting Officer
	SEI Funds Inc	Director, Vice President, Treasurer
	SEI Investments, Inc	Director, Vice President, Treasurer
	SEI Global Investments Corp	Director, Vice President & Treasurer
	SEI Insurance Group, Inc	Vice President, Treasurer
	SEI Advanced Capital Management, Inc	Director, Vice President, Treasurer
	SEI Primus Holding Corp	Director, Vice President, Treasurer
	SEI Global Services, Inc.	Treasurer
	SEI Investment Strategies, LLC	Director, Vice President, Treasurer
	SEI Global Capital Investments, Inc	Director, Vice President, Treasurer
	SEI Investments Global (Cayman) Limited	Vice President, Treasurer
	SEI Investments Global Holdings (Cayman) Inc	Vice President, Assistant Secretary & Treasurer
	SEI Investments Canada Company	Vice President
	SEI Ventures, Inc	Director, Vice President, Treasurer
	SEI Investments Developments Inc	Director, Vice President, Treasurer
	SEI Investments Global Funds Services	Vice President, Treasurer

Name and Position with Investment Adviser	Name of Other Company	Connection with Other Company
Timothy D. Barto General Counsel, Vice President & Secretary	SEI Investments Company	Vice President—Legal & Assistant Secretary
	SEI Funds Inc	Vice President
	SEI Global Services Inc	Vice President & Assistant Secretary
	SEI SIMC Holdings, LLC	Manager
	SEI Investment Strategies, LLC	General Counsel, Vice President, Secretary
	SIMC Subsidiary, LLC	Manager
	SEI Investments Global Funds Services	General Counsel, Vice President & Secretary
	SEI Institutional Transfer Agent, Inc.	General Counsel, Secretary
Aaron Buser Vice President & Assistant Secretary	SEI Investment Strategies, LLC	Vice President, Assistant Secretary
	SEI Institutional Transfer Agent, Inc.	Vice President, Assistant Secretary
David McCann Vice President & Assistant Secretary	SEI Investment Strategies, LLC	Vice President, Assistant Secretary
	SEI Institutional Transfer Agent, Inc.	Vice President, Assistant Secretary
Kevin Crowe Vice President	SEI Global Services, Inc.	Vice President
John Fisher Vice President	SEI Global Services, Inc.	Vice President
Paul Klauder Vice President	SEI Global Services, Inc	Vice President
	SEI Investments Canada Company	Vice President
Roger Messina Vice President	SEI Global Services Inc	Vice President
	SEI Investments Canada Company	Vice President
Stephen Onofrio Vice President	SEI Global Services, Inc.	Vice President

Name and Position with Investment Adviser	Name of Other Company	Connection with Other Company
Robert Wrzesniewski Vice President	SEI Global Services, Inc.	Vice President
Brian Vrabel Vice President & Assistant Secretary	SEI Funds, Inc.	Vice President
	SEI Investment Strategies, LLC	Vice President & Assistant Secretary
Raquell Baker Vice President	SEI Global Services, Inc.	Vice President
	SEI Investments Canada Company	Vice President
Albert Chiaradonna Vice President	SEI Global Services, Inc.	Vice President
	SEI Investments Canada Company	Vice President
John W. Lau Vice President	SEI Investments (Asia), Limited	Director
Stephen G. MacRae Vice President	SEI Global Services, Inc.	Vice President
	SEI Investment Strategies, LLC	Vice President
Radoslav K. Koitchev Vice President	SEI Investment Strategies, LLC	Vice President

Acadian Asset Management LLC

Acadian Asset Management LLC ("Acadian") is a Sub-Adviser for the Registrant's International Equity Fund. The principal business address of Acadian is 260 Franklin Street, Boston, Massachusetts 02110. Acadian is a registered investment adviser under the Advisers Act.

Name and Position with Investment Adviser	Name and Principal Business Address of Other Company	Connection with Other Company
John Chisholm Executive Vice President, CIO, Member of Board of Managers	Acadian Asset Management (UK) Ltd; 110 Cannon Street, 4th Floor London EC4N 6EU United Kingdom	Affiliated Directorships
	Acadian Asset Management (Australia) Ltd 20 Martin Place Level 9, Suite 3 Sydney, NSW 2000 Australia	Affiliated Directorships

Name and Position with Investment Adviser	Name and Principal Business Address of Other Company	Connection with Other Company
Churchill Franklin CEO, Member of Board of Managers	Acadian Asset Management (Australia) Ltd; 20 Martin Place Level 9, Suite 3 Sydney, NSW 2000 Australia	Affiliated Directorships
	Acadian Asset Management (UK) Ltd; 110 Cannon Street, 4th Floor London EC4N 6EU United Kingdom	Affiliated Directorships
	Acadian Cayman Limited G.P. Maples Corporate Services Limited; PO Box 309 Ugland House Grand Cayman, KY1-1104, Cayman Islands	Affiliated Directorships
Ronald Frashure Chairman of the Board of Managers	Acadian Asset Management (Singapore) Pte Ltd; 8 Shenton Way, #37-02 Singapore 068811	Affiliated Directorships
	Acadian Cayman Limited G.P. Maples Corporate Services Limited; PO Box 309 Ugland House Grand Cayman, KY1-1104, Cayman Islands	Affiliated Directorships
Mark Minichiello Executive Vice President, COO, Treasurer, Secretary, Member of Board of Managers	Acadian Asset Management (UK) Ltd; 110 Cannon Street, 4th Floor London EC4N 6EU United Kingdom	Affiliated Directorships
	Acadian Asset Management (Australia) Ltd; 20 Martin Place Level 9, Suite 3 Sydney, NSW 2000 Australia	Affiliated Directorships
	Acadian Asset Management (Singapore) Pte Ltd; 8 Shenton Way, #37-02 Singapore 068811	Affiliated Directorships

Name and Position with Investment Adviser	Name and Principal Business Address of Other Company	Connection with Other Company
	Acadian Asset Management (Japan); Marunouchi Trust Tower Main 1-8-3 Marunouchi, Chiyoda-ku Tokyo-to 100-0005 Japan	Affiliated Directorships
Ross Dowd Executive Vice President, Head of Client Service, Member of Board of Managers	Acadian Asset Management (UK) Ltd; 110 Cannon Street, 4th Floor London EC4N 6EU United Kingdom	Affiliated Directorships
	Acadian Cayman Limited G.P. Maples Corporate Services Limited; PO Box 309 Ugland House Grand Cayman, KY1-1104, Cayman Islands	Affiliated Directorships
	Acadian Asset Management (Australia) Ltd; 20 Martin Place Level 9, Suite 3 Sydney, NSW 2000 Australia	Affiliated Directorships
	Acadian Asset Management (Singapore) Pte Ltd; 8 Shenton Way, #37-02 Singapore 068811	Affiliated Directorships
	Acadian Asset Management (Japan); Marunouchi Trust Tower Main 1-8-3 Marunouchi, Chiyoda-ku Tokyo-to 100-0005 Japan	Affiliated Directorships
Linda Gibson Member of Board of Managers	OM Asset Management PLC (a public company traded on the NYSE); 5th Floor Millennium Bridge House 2 Lambeth Hill London, United Kingdom EC4V 4GG	Executive Vice President and Head of Global Distribution, Affiliated Directorships

Name and Position with Investment Adviser	Name and Principal Business Address of Other Company	Connection with Other Company
	OMAM Inc. (f/k/a Old Mutual (US) Holdings Inc.) (a holding company); 200 Clarendon Street, 53rd Floor Boston, MA 02116	Director, Executive Vice President and Head of Global Distribution, Affiliated Directorships
	Acadian Asset Management LLC (an investment advisor); 260 Franklin Street Boston, MA 02110	Affiliated Directorships
	Barrow, Hanley, Mewhinney & Strauss, LLC (an investment advisor); JPMorgan Chase Tower 2200 Ross Avenue, 31st Floor Dallas, TX 75201	Affiliated Directorships
	OMAM (HFL) Inc. (f/k/a Old Mutual (HFL) Inc.) (a holding company for Heitman affiliated financial services firms); 200 Clarendon Street, 53rd Floor Boston, MA 02116	Affiliated Directorships
	OMAM International Ltd. (f/k/a Old Mutual Asset Management International, Ltd.) (an investment advisor); Millenium Bridge House 2 Lambeth Hill London, England EC4V 4GG	Affiliated Directorships
Christopher Hadley Member of Board of Managers	OM Asset Management PLC (a public company traded on the NYSE); 5th Floor Millennium Bridge House 2 Lambeth Hill London, United Kingdom EC4V 4GG	Executive Vice President and Chief Talent Officer, Affiliated Directorships
	OMAM Inc. (f/k/a Old Mutual (US) Holdings Inc.) (a holding company); 200 Clarendon Street, 53rd Floor Boston, MA 02116	Executive Vice President, Head of Human Resources, Affiliated Directorships

Name and Position with Investment Adviser	Name and Principal Business Address of Other Company	Connection with Other Company
	Acadian Asset Management LLC (an investment advisor); 260 Franklin Street Boston, MA 02110	Affiliated Directorships
Aidan Riordan Member of Board of Managers	OM Asset Management PLC (a public company traded on the NYSE); 5th Floor Millennium Bridge House 2 Lambeth Hill London, United Kingdom EC4V 4GG	Executive Vice President and Head of Affiliate Management
	OMAM Inc. (f/k/a Old Mutual (US) Holdings Inc.) (a holding company); 200 Clarendon Street, 53rd Floor Boston, MA 02116	Executive Vice President, Head of Affiliate Management, Affiliated Directorships
	Acadian Asset Management LLC (an investment advisor); 260 Franklin Street Boston, MA 02110	Affiliated Directorships
	Barrow, Hanley, Mewhinney & Strauss, LLC (an investment advisor); JPMorgan Chase Tower 2200 Ross Avenue, 31st Floor Dallas, TX 75201	Affiliated Directorships
	Campbell Global, LLC (an investment advisor); One South West Columbia Suite 1720 Portland, OR 97258	Affiliated Directorships
	Copper Rock Capital Partners LLC (an investment advisor); 200 Clarendon Street, 51st Floor Boston, MA 02116	Affiliated Directorships
	OMAM (HFL) Inc. (f/k/a Old Mutual (HFL) Inc.) (a holding company for Heitman affiliated financial services firms); 200 Clarendon Street, 53rd Floor Boston, MA 02116	Affiliated Directorships

Name and Position with Investment Adviser	Name and Principal Business Address of Other Company	Connection with Other Company
	Investment Counselors of Maryland, LLC (an investment advisor); 300 East Lombard Street Suite 810 Baltimore, MD 21202	Affiliated Directorships
	Thompson, Siegel & Walmsley LLC (an investment advisor); 6806 Paragon Place, Suite 300 Richmond, VA 23230	Affiliated Directorships
Stephen Belgrad Member of Board of Managers	OM Asset Management PLC (a public company traded on the NYSE); 5th Floor Millennium Bridge House 2 Lambeth Hill London, United Kingdom EC4V 4GG	Executive Vice President and Chief Financial Officer
	OMAM Inc. (f/k/a Old Mutual (US) Holdings Inc.) (a holding company); 200 Clarendon Street, 53rd Floor Boston, MA 02116	Director, Executive Vice President and Chief Financial Officer, Affiliated Directorships
	Acadian Asset Management LLC (an investment advisor); 260 Franklin Street Boston, MA 02110	Affiliated Directorships
	OMAM International Ltd. (f/k/a Old Mutual Asset Management International, Ltd.) (an investment advisor); Millenium Bridge House 2 Lambeth Hill London, England EC4V 4GG	Affiliated Directorships

AllianceBernstein L.P.

AllianceBernstein L.P. ("AllianceBernstein") is a Sub-Adviser for the Registrant's International Fixed Income Fund. AllianceBernstein L.P. is a Delaware limited partnership of which AllianceBernstein Corporation, an indirect wholly-owned subsidiary of AXA Financial, Inc., is a general partner. AXA Financial, Inc. is a wholly-owned subsidiary of AXA. The principal business address of AllianceBernstein is 1345 Avenue of the Americas, New York, New York 10105.

Information as to the directors and executive officers of AllianceBernstein set forth in its Form ADV filed with the SEC (File No. 801-56720), and amended through the date hereof, is incorporated by reference.

Name and Position with Investment Adviser	Name and Principal Business Address of Other Company	Connection with Other Company
Peter S. Kraus Chairman of the Board and Chief Executive Officer	AllianceBernstein L.P. 1345 Avenue of the Americas New York, NY 10105	Chairman of the Board and Chief Executive Officer
Henri de Castries Director	AXA 25 Avenue Matignon Paris 75008 France	Chairman and Chief Executive Officer
	AXA Financial 1290 Avenue of the Americas New York, NY 10104	Chairman
	AXA Equitable 1290 Avenue of the Americas New York, NY 10104	Director
Denis Duverne Director	AXA 25 Avenue Matignon Paris 75008 France	Deputy Chief Executive Officer
	AXA Equitable 1290 Avenue of the Americas New York, NY 10104	Director
Deborah S. Hechinger Director	Independent Consultant on Non-profit Governance	Director
Weston M. Hicks Director	Alleghany Corporation 7 Times Square New York, NY 10036	President, Chief Executive Officer
Mark Pearson Director	AXA Equitable 1290 Avenue of the Americas New York, NY 10104	Chairman, Chief Executive Officer
	AXA Financial 1290 Avenue of the Americas New York, NY 10104	Director, President, Chief Executive Officer
Scott A. Schoen Director	Baylon Capital Partners, L.P. 535 Boylston Street, 9th Fl. Boston, MA 02116	Chief Executive Officer
Lorie A. Slutsky Director	New York Community Trust 909 Third Avenue New York, NY 10022	President, Chief Executive Officer
	AXA Equitable 1290 Avenue of the Americas New York, NY 10104	Director

Name and Position with Investment Adviser	Name and Principal Business Address of Other Company	Connection with Other Company
Christian Thimann Director	AXA 25 Avenue Matignon Paris 75008 France	Head of Strategy & Public Affairs

Blackcrane Capital, LLC

Blackcrane Capital, LLC ("Blackcrane") is a Sub-Adviser for the Registrant's International Equity Fund. The principal business address of Blackcrane is 500 108th Ave NE, STE 960, Bellevue, Washington 98005. Blackcrane is a registered investment adviser under the Advisers Act.

During the last two fiscal years, no director, officer or partner of Blackcrane has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

Causeway Capital Management LLC

Causeway Capital Management LLC ("Causeway") is a Sub-Adviser for the Registrant's International Equity Fund. The principal business address of Causeway is 11111 Santa Monica Boulevard, 15th Floor, Los Angeles, California 90025. Causeway is a registered investment adviser under the Advisers Act.

Name and Position with Investment Adviser	Name and Principal Business Address of Other Company	Connection with Other Company
Dawn M. Vroegop Independent Manager	MetLife Funds 200 Park Avenue New York, NY 10166	Lead Independent Director
	Driehaus Funds 25 East Erie Street Chicago, IL 60611	Independent Director

Delaware Investments Fund Advisers, a series of Delaware Management Business Trust

Delaware Investments Fund Advisers ("DIFA"), a series of Delaware Management Business Trust is a Sub-Adviser for the Registrant's Emerging Markets Equity Fund. The principal business address of DIFA is One Commerce Square, 2005 Market Street, Philadelphia, Pennsylvania 19103. Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries. DIFA is a registered investment adviser under the Advisers Act.

Unless otherwise noted, the following persons serving as directors or officers of DIFA have held the following positions during the past two fiscal years. Additionally, unless otherwise noted, the principal business address of each of the other companies is 2005 Market Street, Philadelphia, Pennsylvania 19103.

Name and Position with Investment Adviser	Name and Principal Business Address of Other Company	Connection with Other Company
Shawn Lytle President	Delaware Investments® Family of Funds	President
	Delaware Investments	Various executive capacities

Name and Position with Investment Adviser	Name and Principal Business Address of Other Company	Connection with Other Company
Roger Early Executive Vice President/ Managing Director, Head of Fixed Income Investments/Co-Chief Investment Officer—Total Return Fixed Income Strategy	Delaware Investments® Family of Funds	Executive Vice President/Managing Director, Head of Fixed Income Investments/Co-Chief Investment Officer—Total Return Fixed Income Strategy
	Delaware Investments	Various executive capacities
Philip N. Russo Executive Vice President/ Chief Administrative Officer	Delaware Investments	Various executive capacities
Joseph R. Baxter Senior Vice President/ Head of Municipal Bond Department/Senior Portfolio Manager	Delaware Investments® Family of Funds	Senior Vice President/Head of Municipal Bond Department/Senior Portfolio Manager
	Delaware Investments	Various capacities
Christopher S. Beck Senior Vice President/ Chief Investment Officer—Small-Cap Value/Mid-Cap Value Equity	Delaware Investments® Family of Funds	Senior Vice President/Chief Investment Officer, Small-Cap Value/Mid-Cap Value Equity
	Delaware Investments	Various capacities
Adam H. Brown Senior Vice President/ Senior Portfolio Manager	Delaware Investments® Family of Funds	Senior Vice President/Senior Portfolio Manager
	Delaware Investments	Various capacities
Michael P. Buckley Senior Vice President/ Director of Municipal Research	Delaware Investments® Family of Funds	Senior Vice President/ Director of Municipal Research
	Delaware Investments	Various capacities
Stephen J. Busch Senior Vice President/ Investment Accounting	Delaware Investments® Family of Funds	Senior Vice President/ Investment Accounting
	Delaware Investments	Various capacities
	Optimum Fund Trust	Senior Vice President/ Investment Accounting

Name and Position with Investment Adviser	Name and Principal Business Address of Other Company	Connection with Other Company
Michael F. Capuzzi Senior Vice President/ Investment Systems	Delaware Investments® Family of Funds	Senior Vice President/ Investment Systems
	Delaware Investments	Various capacities
Liu-Er Chen Senior Vice President/ Chief Investment Officer, Emerging Markets and Healthcare	Delaware Investments® Family of Funds	Senior Vice President/Chief Investment Officer, Emerging Markets and Healthcare
	Delaware Investments	Various capacities
David F. Connor Senior Vice President/ General Counsel/Secretary	Delaware Investments® Family of Funds	Senior Vice President/General Counsel/Secretary
	Delaware Investments	Various capacities
Stephen J. Czepiel Senior Vice President/ Senior Portfolio Manager	Delaware Investments® Family of Funds	Senior Vice President/Co-Head of Credit Research/ Senior Portfolio Manager
	Delaware Investments	Various capacities
Craig C. Dembek Senior Vice President/Co-Head of Credit Research/ Senior Research Analyst	Delaware Investments® Family of Funds	Senior Vice President/Co-Head of Credit Research/ Senior Research Analyst
	Delaware Investments	Various capacities
Stuart M. George Senior Vice President/ Head of Equity Trading	Delaware Investments® Family of Funds	Senior Vice President/Head of Equity Trading
	Delaware Investments	Various capacities
Gregory A. Gizzi Senior Vice President/ Senior Portfolio Manager	Delaware Investments® Family of Funds	Senior Vice President/Senior Portfolio Manager
	Delaware Investments	Various capacities
Edward A. Gray Senior Vice President/ Chief Investment Officer—Global and International Value Equity	Delaware Investments® Family of Funds	Senior Vice President/Chief Investment Officer—Global and International Value Equity
	Delaware Investments	Various capacities

Name and Position with Investment Adviser	Name and Principal Business Address of Other Company	Connection with Other Company
Paul Grillo Senior Vice President/ Co-Chief Investment Officer—Total Return Fixed Income Strategy	Delaware Investments® Family of Funds	Senior Vice President/Co-Chief Investment Officer—Total Return Fixed Income Strategy
	Delaware Investments	Various capacities
Sharon Hill Senior Vice President/ Head of Equity Quantitative Research and Analytics	Delaware Investments® Family of Funds	Senior Vice President/Head of Quantitative Research and Analytics
	Delaware Investments	Various capacities
J. David Hillmeyer Senior Vice President/ Senior Portfolio Manager	Delaware Investments® Family of Funds	Senior Vice President/Senior Portfolio Manager
	Delaware Investments	Various capacities
James L. Hinkley Senior Vice President/ Head of Product Management	Delaware Investments® Family of Funds	Senior Vice President/Head of Product Management
	Delaware Investments	Various capacities
Kashif Ishaq Senior Vice President/ Head of Investment Grade Corporate Bond Trading	Delaware Investments® Family of Funds	Senior Vice President/Head of Investment Grade Corporate Bond Trading
	Delaware Investments	Various capacities
Cynthia I. Isom Senior Vice President/ Senior Portfolio Manager	Delaware Investments® Family of Funds	Senior Vice President/Head of Investment Grade Corporate Bond Trading
	Delaware Investments	Various capacities
Paul Matlack Senior Vice President/ Senior Portfolio Manager/ Fixed Income Strategist	Delaware Investments® Family of Funds	Senior Vice President/Senior Portfolio Manager/Fixed Income Strategist
	Delaware Investments	Various capacities
Brian McDonnell Senior Vice President/ Senior Portfolio Manager/ Senior Structured Products Analyst/Trader	Delaware Investments® Family of Funds	Senior Vice President/Senior Portfolio Manager/Senior Structured Products Analyst/Trader

Name and Position with Investment Adviser	Name and Principal Business Address of Other Company	Connection with Other Company
	Delaware Investments	Various capacities
	Optimum Fund Trust	Senior Vice President/ Structured Products Analyst/Trader
John P. McCarthy Senior Vice President/ Co-Head of Credit Research/Senior Research Analyst	Delaware Investments® Family of Funds	Senior Vice President/Co-Head of Credit Research/ Senior Research Analyst
	Delaware Investments	Various capacities
Timothy D. McGarrity Senior Vice President/ Financial Services Officer	Delaware Investments® Family of Funds	Senior Vice President/ Financial Services Officer
	Delaware Investments	Various capacities
Francis X. Morris Senior Vice President/ Chief Investment Officer—Core Equity	Delaware Investments® Family of Funds	Senior Vice President/Chief Investment Officer—Core Equity
	Delaware Investments	Various capacities
Brian L. Murray, Jr. Senior Vice President/ Chief Compliance Officer	Delaware Investments® Family of Funds	Senior Vice President/Chief Compliance Officer
	Delaware Investments	Various capacities
Susan L. Natalini Senior Vice President/ Head of Equity and Fixed Income Business Operations	Delaware Investments® Family of Funds	Senior Vice President/Head of Equity and Fixed Income Business Operations
	Delaware Investments	Various capacities
D. Tysen Nutt Senior Vice President/ Senior Portfolio Manager/ Team Leader	Delaware Investments® Family of Funds	Senior Vice President/Senior Portfolio Manager/Team Leader
	Delaware Investments	Various capacities
Philip O. Obazee Senior Vice President/ Head of Derivatives	Delaware Investments® Family of Funds	Senior Vice President/ Head of Derivatives
	Delaware Investments	Various capacities

Name and Position with Investment Adviser	Name and Principal Business Address of Other Company	Connection with Other Company
Terrance M. O'Brien Senior Vice President/ Head of Fixed Income Quantitative Analysis Department	Delaware Investments® Family of Funds	Vice President/Head of Fixed Income Quantitative Analysis Department
	Delaware Investments	Various capacities
Marlene D. Petter Senior Vice President/ Marketing & Corporate Communications	Delaware Investments® Family of Funds	Senior Vice President/Marketing & Corporate Communications
	Delaware Investments	Various capacities
Richard Salus Senior Vice President/ Chief Financial Officer	Delaware Investments® Family of Funds	Senior Vice President/ Chief Financial Officer
	Delaware Investments	Various capacities
	Optimum Fund Trust	Senior Vice President/Chief Financial Officer
Christopher M. Testa Senior Vice President/ Senior Portfolio Manager	Delaware Investments® Family of Funds	Senior Vice President/Senior Portfolio Manager
	Delaware Investments	Various capacities
Alex W. Wei Senior Vice President/ Structured Credit Analyst	Delaware Investments	Various capacities
Michael G. Wildstein Senior Vice President/ Senior Portfolio Manager	Delaware Investments® Family of Funds	Senior Vice President/Senior Portfolio Manager
	Delaware Investments	Various capacities
Babak Zenouzi Senior Vice President/ Chief Investment Officer—Real Estate Securities and Income Solutions	Delaware Investments® Family of Funds	Senior Vice President/Chief Investment Officer—Real Estate Securities and Income Solutions
	Delaware Investments	Various capacities
Gary T. Abrams Vice President/Senior Equity Trader	Delaware Investments® Family of Funds	Vice President/Senior Equity Trader
	Delaware Investments	Various capacities

Name and Position with Investment Adviser	Name and Principal Business Address of Other Company	Connection with Other Company
Christopher S. Adams Vice President/Senior Portfolio Manager	Delaware Investments® Family of Funds	Vice President/Senior Portfolio Manager
	Delaware Investments	Various capacities
Damon J. Andres Vice President/Senior Portfolio Manager	Delaware Investments® Family of Funds	Vice President/Senior Portfolio Manager
	Delaware Investments	Various capacities
Wayne A. Anglace Vice President/Senior Portfolio Manager/ Research Analyst	Delaware Investments® Family of Funds	Vice President/Senior Portfolio Manager/Research Analyst
	Delaware Investments	Various capacities
Margaret MacCarthy Bacon Vice President/Investment Specialist	Delaware Investments® Family of Funds	Vice President/Investment Specialist
	Delaware Investments	Various capacities
Patricia L. Bakely Vice President/Controller	Delaware Investments® Family of Funds	Vice President/Controller
	Delaware Investments	Various capacities
Kristen E. Bartholdson Vice President/Senior Portfolio Manager	Delaware Investments® Family of Funds	Vice President/Senior Portfolio Manager
	Delaware Investments	Various capacities
Todd Bassion Vice President/Portfolio Manager	Delaware Investments® Family of Funds	Vice President/Portfolio Manager
	Delaware Investments	Various capacities
Jo Anne Bennick Vice President/ 15(c) Reporting	Delaware Investments® Family of Funds	Vice President/ 15(c) Reporting
	Delaware Investments	Various capacities
Richard E. Biester Vice President/Senior Equity Trader	Delaware Investments® Family of Funds	Vice President/Senior Equity Trader
	Delaware Investments	Various capacities

Name and Position with Investment Adviser	Name and Principal Business Address of Other Company	Connection with Other Company
Sylvie S. Blender Vice President/ Institutional Client Services	Delaware Investments® Family of Funds	Vice President/Institutional Client Services
	Delaware Investments	Various capacities
Kevin Bock Vice President/Municipal Credit Analyst	Delaware Investments® Family of Funds	Vice President/Municipal Credit Analyst
	Delaware Investments	Various capacities
Zoe Bradley Vice President/Municipal Bond Portfolio Analyst	Delaware Investments® Family of Funds	Vice President/Municipal Bond Portfolio Analyst
	Delaware Investments	Various capacities
Vincent A. Brancaccio Vice President/Senior Equity Trader	Delaware Investments® Family of Funds	Vice President/Senior Equity Trader
	Delaware Investments	Various capacities
Carolyn Brown-Jordan Vice President/Investment Accounting	Delaware Investments® Family of Funds	Vice President/Investment Accounting
	Delaware Investments	Various capacities
McAfee S. Burke Vice President/Senior Equity Analyst	Delaware Investments® Family of Funds	Vice President/Senior Equity Analyst
	Delaware Investments	Various capacities
Mathew J. Calabro Vice President/Deputy Chief Compliance Officer	Delaware Investments® Family of Funds	Vice President/Deputy Chief Compliance Officer
	Delaware Investments	Various capacities
Mary Ellen M. Carrozza Vice President/ Institutional Client Services	Delaware Investments® Family of Funds	Vice President/Institutional Client Services
	Delaware Investments	Various capacities
Steven G. Catricks Vice President/Portfolio Manager/Equity Analyst	Delaware Investments® Family of Funds	Vice President/Portfolio Manager/Equity Analyst
	Delaware Investments	Various capacities

Name and Position with Investment Adviser	Name and Principal Business Address of Other Company	Connection with Other Company
Wen-Dar Chen Vice President/Portfolio Manager—International Debt	Delaware Investments® Family of Funds	Vice President/Portfolio Manager—International Debt
	Delaware Investments	Various capacities
Anthony G. Ciavarelli Vice President/Associate General Counsel/Assistant Secretary	Delaware Investments® Family of Funds	Vice President/Associate General Counsel/Assistant Secretary
	Delaware Investments	Various capacities
	Optimum Fund Trust	Vice President/Associate General Counsel/Assistant Secretary
Sean Connor Vice President/Director of Fixed Income Product Management	Delaware Investments® Family of Funds	Vice President/Director of Fixed Income Product Management
	Delaware Investments	Various capacities
Michael Costanzo Vice President/ Performance Analyst Manager	Delaware Investments® Family of Funds	Vice President/Performance Analyst Manager
	Delaware Investments	Various capacities
Kishor K. Daga Vice President/ Institutional Account Services	Delaware Investments® Family of Funds	Vice President/Institutional Account Services
	Delaware Investments	Various capacities
	Optimum Fund Trust	Vice President/Institutional Account Services
Cori E. Daggett Vice President/Associate General Counsel/Assistant Secretary	Delaware Investments® Family of Funds	Vice President/Associate General Counsel/Assistant Secretary
	Delaware Investments	Various capacities
Ion Dan Vice President/Senior Structured Products Analyst/Trader	Delaware Investments® Family of Funds	Vice President/Senior Structured Products Analyst/Trader

Name and Position with Investment Adviser	Name and Principal Business Address of Other Company	Connection with Other Company
	Delaware Investments	Various capacities
Guido DeAscanis III Vice President/Credit Research Analyst	Delaware Investments® Family of Funds	Vice President/Credit Research Analyst
	Delaware Investments	Various capacities
Kevin C. Donegan Vice President/Head of Business Management	Delaware Investments® Family of Funds	Vice President/Head of Business Management
	Delaware Investments	Various capacities
Deidre Downes Vice President/Associate General Counsel/Assistant Secretary	Delaware Investments® Family of Funds	Vice President/Associate General Counsel/Assistant Secretary
	Delaware Investments	Various capacities
Camillo D'Orazio Vice President/Ex-US Client Service Officer	Delaware Investments® Family of Funds	Vice President/Ex-US Client Service Officer
	Delaware Investments	Various capacities
	Optimum Fund Trust	Vice President/Ex-US Client Service Officer
Michael E. Dresnin Vice President/Associate General Counsel/Assistant Secretary	Delaware Investments® Family of Funds	Vice President/Associate General Counsel/Assistant Secretary
	Delaware Investments	Various capacities
	Optimum Fund Trust	Vice President/Deputy General Counsel/Assistant Secretary
Joel A. Ettinger Vice President/Taxation	Delaware Investments® Family of Funds	Vice President/Taxation
	Delaware Investments	Various capacities
	Optimum Fund Trust	Vice President of Taxation
Richard J. Filip Vice President/Portfolio Analyst/Trader— Convertible and Municipal Strategies	Delaware Investments® Family of Funds	Vice President/Portfolio Analyst/Trader— Convertible and Municipal Strategies
	Delaware Investments	Various capacities

Name and Position with Investment Adviser	Name and Principal Business Address of Other Company	Connection with Other Company
Michele Finder Vice President/Senior Credit Research Analyst	Delaware Investments® Family of Funds	Vice President/Senior Credit Research Analyst
	Delaware Investments	Various capacities
Joseph Fiorilla Vice President/Trading Operations	Delaware Investments® Family of Funds	Vice President/Trading Operations
	Delaware Investments	Various capacities
Charles E. Fish Vice President/Senior Equity Trader	Delaware Investments® Family of Funds	Vice President/Senior Equity Trader
	Delaware Investments	Various capacities
Clifford M. Fisher Vice President/Municipal Credit Analyst	Delaware Investments® Family of Funds	Vice President/Credit Analyst
	Delaware Investments	Various capacities
Patrick Foley Vice President/Director of Equity Product Management	Delaware Investments® Family of Funds	Vice President/Director of Equity Product Management
	Delaware Investments	Various capacities
Jamie Fox Vice President/Strategic Relationship Manager,— DCIO/RIA	Delaware Investments® Family of Funds	Vice President/Strategic Relationship Manager— DCIO/RIA
	Delaware Investments	Various capacities
Denise A. Franchetti Vice President/Portfolio Manager/Senior Research Analyst	Delaware Investments® Family of Funds	Vice President/Portfolio Manager/Senior Research Analyst
	Delaware Investments	Various capacities
Dr. Lawrence G. Franko Vice President/Senior Equity Analyst	Delaware Investments® Family of Funds	Vice President/Senior Equity Analyst
	Delaware Investments	Various capacities
Eric Frei Vice President/ Government Agency Analyst/Trader	Delaware Investments® Family of Funds	Vice President/Government Agency Analyst/Trader

Name and Position with Investment Adviser	Name and Principal Business Address of Other Company	Connection with Other Company
	Delaware Investments	Various capacities
Michael Friedman Vice President/Senior Equity Analyst	Delaware Investments® Family of Funds	Vice President/Senior Equity Analyst
	Delaware Investments	Various capacities
Daniel V. Geatens Vice President/Director of Financial Administration	Delaware Investments® Family of Funds	Vice President/Director of Financial Administration
	Delaware Investments	Various capacities
	Optimum Fund Trust	Vice President/Treasurer
Christopher Gowlland Vice President/Senior Quantitative Analyst	Delaware Investments® Family of Funds	Vice President/Senior Quantitative Analyst
	Delaware Investments	Various capacities
Brian J. Hannon Vice President/High Yield Trader	Delaware Investments® Family of Funds	Vice President/High Yield Trader
	Delaware Investments	Various capacities
Scott Hastings Vice President/Senior Equity Analyst	Delaware Investments® Family of Funds	Vice President/Equity Analyst
	Delaware Investments	Various capacities
Duane Hewlett Vice President/Structured Products Analyst/Trader	Delaware Investments® Family of Funds	Vice President/Structured Products Analyst/Trader
	Delaware Investments	Various capacities
Jerel A. Hopkins Vice President/Associate General Counsel/Assistant Secretary	Delaware Investments® Family of Funds	Vice President/Associate General Counsel/Assistant Secretary
	Delaware Investments	Various capacities
Chungwei Hsia Vice President/Emerging and Developed Markets Analyst	Delaware Investments® Family of Funds	Vice President/Emerging and Developed Markets Analyst
	Delaware Investments	Various capacities

Name and Position with Investment Adviser	Name and Principal Business Address of Other Company	Connection with Other Company
Stephen M. Juszczyszyn Vice President/Portfolio Manager/Senior Structured Products Analyst/Trader	Delaware Investments® Family of Funds	Vice President/Portfolio Manager/Senior Structured Products Analyst/Trader
	Delaware Investments	Various capacities
William F. Keelan Vice President/Senior Quantitative Analyst	Delaware Investments® Family of Funds	Vice President/Senior Quantitative Analyst
	Delaware Investments	Various capacities
Nancy Keenan Vice President/Senior Product Manager/ Domestic Equity	Delaware Investments® Family of Funds	Vice President/Senior Product Manager/Domestic Equity
	Delaware Investments	Various capacities
Daniel Ko Vice President/Senior Equity Analyst	Delaware Investments® Family of Funds	Vice President/Senior Equity Analyst
	Delaware Investments	Various capacities
Anu B. Kothari Vice President/Senior Equity Analyst	Delaware Investments® Family of Funds	Vice President/Senior Equity Analyst
	Delaware Investments	Various capacities
Nikhil G. Lalvani Vice President/Senior Portfolio Manager	Delaware Investments® Family of Funds	Vice President/Senior Portfolio Manager
	Delaware Investments	Various capacities
Kevin Lam Vice President/Portfolio Manager—Fixed Income Separately Managed Accounts	Delaware Investments® Family of Funds	Vice President/Portfolio Manager—Fixed Income Separately Managed Accounts
	Delaware Investments	Various capacities
Steven A. Landis Vice President/Senior Portfolio Manager— Emerging Markets Debt	Delaware Investments® Family of Funds	Vice President/Senior Portfolio Manager— Emerging Markets Debt
	Delaware Investments	Various capacities

Name and Position with Investment Adviser	Name and Principal Business Address of Other Company	Connection with Other Company
Jamie LaScala Vice President/Senior Product Manager—Global Equities	Delaware Investments® Family of Funds	Vice President/Senior Product Manager/Global Equities
	Delaware Investments	Various capacities
Frank G. LaTorraca Vice President/Senior Private Placements Analyst	Delaware Investments® Family of Funds	Vice President/Senior Private Placements Analyst
	Delaware Investments	Various capacities
Philip Lee Vice President/Private Placements Analyst	Delaware Investments® Family of Funds	Vice President/Private Placements Analyst
	Delaware Investments	Various capacities
Anthony A. Lombardi Vice President/Senior Portfolio Manager	Delaware Investments® Family of Funds	Vice President/Senior Portfolio Manager
	Delaware Investments	Various capacities
Kent Madden Vice President/Portfolio Manager/Equity Analyst	Delaware Investments® Family of Funds	Vice President/Portfolio Manager/Senior Equity Analyst
	Delaware Investments	Various capacities
Andrew McEvoy Vice President/Trade Settlements	Delaware Investments® Family of Funds	Vice President/Trade Settlements
	Delaware Investments	Various capacities
Saj Moradi Vice President/Senior Credit Research Analyst	Delaware Investments® Family of Funds	Vice President/Senior Credit Research Analyst
	Delaware Investments	Various capacities
Kelley McKee Vice President/Portfolio Manager/Equity Analyst	Delaware Investments® Family of Funds	Vice President/Portfolio Manager/Equity Analyst
	Delaware Investments	Various capacities
Carleen Michalski Vice President/Product Manager	Delaware Investments® Family of Funds	Vice President/Product Manager
	Delaware Investments	Various capacities

Name and Position with Investment Adviser	Name and Principal Business Address of Other Company	Connection with Other Company
Michael S. Morris Vice President/Senior Portfolio Manager	Delaware Investments® Family of Funds	Vice President/Senior Portfolio Manager
	Delaware Investments	Various capacities
Constantine ("Charlie") Mylonas Vice President/DCIO/RIA Sales	Delaware Investments® Family of Funds	Vice President/DCIO/RIA Sales
	Delaware Investments	Various capacities
Donald G. Padilla Vice President/Senior Portfolio Manager	Delaware Investments® Family of Funds	Vice President/Senior Portfolio Manager
	Delaware Investments	Various capacities
Will Rainbow Vice President/ Engagement Strategy & Analytics	Delaware Investments® Family of Funds	Vice President/ Engagement Strategy & Analytics
	Delaware Investments	Various capacities
Mansur Z. Rasul Vice President/Head of Emerging Markets Credit Trading	Delaware Investments® Family of Funds	Vice President/Head of Emerging Markets Credit Trading
	Delaware Investments	Various capacities
Carl Rice Vice President/Senior Investment Specialist	Delaware Investments® Family of Funds	Vice President/Senior Investment Specialist
	Delaware Investments	Various capacities
Joseph T. Rogina Vice President/Senior Equity Trader	Delaware Investments® Family of Funds	Vice President/Senior Equity Trader
	Delaware Investments	Various capacities
Kevin C. Schildt Vice President/Senior Research Analyst	Delaware Investments® Family of Funds	Vice President/Senior Research Analyst
	Delaware Investments	Various capacities

Name and Position with Investment Adviser	Name and Principal Business Address of Other Company	Connection with Other Company
Matthew E. Schmelzer Vice President/ Institutional Consultant Relations & Sales—West Coast	Delaware Investments	Various capacities
Scott B. Schroeder Vice President/Investment Grade Corporate Bond Trader	Delaware Investments® Family of Funds	Vice President/Investment Grade Corporate Bond Trader
	Delaware Investments	Various capacities
Brian Scotto Vice President/ Government and Agency Trader	Delaware Investments® Family of Funds	Vice President/Government and Agency Trader
Richard D. Seidel Vice President/Treasurer	Delaware Investments® Family of Funds	Vice President/Treasurer
	Delaware Investments	Various capacities
Catherine A. Seklecki Vice President/ Institutional Client Services	Delaware Investments® Family of Funds	Vice President/Institutional Client Services
	Delaware Investments	Various capacities
Barry Slawter Vice President/Retail Marketing & Content Strategy	Delaware Investments® Family of Funds	Vice President/Retail Marketing & Content Strategy
	Delaware Investments	Various capacities
Sean M. Simmons Vice President/ International Bond Trader	Delaware Investments® Family of Funds	Vice President/International Bond Trader
	Delaware Investments	Various capacities
Colleen Spagnulolo Vice President/Municipal Credit Analyst	Delaware Investments® Family of Funds	Vice President/Municipal Credit Analyst
	Delaware Investments	Various capacities
Frank J. Strenger Vice President/High Yield Trader	Delaware Investments® Family of Funds	Vice President/High Yield Trader
	Delaware Investments	Various capacities

Name and Position with Investment Adviser	Name and Principal Business Address of Other Company	Connection with Other Company
Molly Thompson Vice President/Director of Specialty Products and Solutions	Delaware Investments® Family of Funds	Vice President/ Director of Specialty Products and Solutions
	Delaware Investments	Various capacities
	Optimum Fund Trust	Vice President/Product Manager
John C. Van Roden III Vice President/Municipal Bond Trader/Head of Municipal Bond Trading	Delaware Investments® Family of Funds	Vice President/Municipal Bond Trader
	Delaware Investments	Various capacities
Robert A. Vogel, Jr. Vice President/Senior Portfolio Manager	Delaware Investments® Family of Funds	Vice President/Senior Portfolio Manager
	Delaware Investments	Various capacities
Nael H. Wahaidi Vice President/ Quantitative Analyst	Delaware Investments® Family of Funds	Vice President/Quantitative Analyst
	Delaware Investments	Various capacities
Emilia P. Wang Vice President/Associate General Counsel/Assistant Secretary	Delaware Investments® Family of Funds	Vice President/Associate General Counsel/Assistant Secretary
	Delaware Investments	Various capacities
Jeffrey S. Wang Vice President/Senior Equity Analyst	Delaware Investments® Family of Funds	Vice President/Senior Equity Analyst
	Delaware Investments	Various capacities
Kathryn R. Williams Vice President/Associate General Counsel/Assistant Secretary	Delaware Investments® Family of Funds	Vice President/Associate General Counsel/Assistant Secretary
	Delaware Investments	Various capacities
	Optimum Fund Trust	Vice President/Associate General Counsel/Assistant Secretary

Name and Position with Investment Adviser	Name and Principal Business Address of Other Company	Connection with Other Company
Wei Xiao Vice President/Senior Equity Analyst	Delaware Investments® Family of Funds	Vice President/Senior Equity Analyst
	Delaware Investments	Various capacities

FIL Investment Advisors

FIL Investment Advisors ("FIA") is a Sub-Adviser for the Registrant's International Fixed Income Fund. The principal business address of FIA is Pembroke Hall, 42 Crow Lane, Pembroke HM 19, Bermuda. FIA is a registered investment adviser under the Advisers Act.

During the last two fiscal years, no director, officer or partner of FIA has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

Henderson Global Investors (North America) Inc.

Henderson Global Investors (North America) Inc. ("HGINA") is a Sub-Adviser for the Registrant's International Equity Fund. The principal business address of HGINA is 737 North Michigan Avenue, Suite 1700, Chicago, Illinois 60611. HGINA is a registered investment adviser under the Advisers Act.

During the last two fiscal years, no director, officer or partner of HGINA has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

INTECH Investment Management LLC

INTECH Investment Management LLC ("INTECH") is a Sub-Adviser for the Registrant's International Equity Fund. The principal business address of INTECH is CityPlace Tower, 525 Okeechobee Boulevard, Suite 1800, West Palm Beach, Florida 33401. INTECH is a registered investment adviser under the Advisers Act.

During the last two fiscal years, no director, officer or partner of INTECH has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

Investec Asset Management Ltd.

Investec Asset Management Ltd. ("Investec") is a Sub-Adviser for the Registrant's Emerging Markets Debt Fund. The principal business address of Investec is Woolgate Exchange, 25 Basinghall Street, London, United Kingdom EC2V 5HA. Investec is a registered investment adviser under the Advisers Act.

During the last two fiscal years, no director, officer or partner of Investec has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

J O Hambro Capital Management Limited

J O Hambro Capital Management Limited ("JOHCM") is a Sub-Adviser for the Registrant's Emerging Markets Equity Fund. The principal business address of JOHCM is Ground Floor, Ryder Court, 14 Ryder Street, London, SW1Y, 6QB, United Kingdom. JOHCM is a registered investment adviser under the Advisers Act.

During the last two fiscal years, no director, officer or partner of JOHCM has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

Kleinwort Benson Investors International Ltd

Kleinwort Benson Investors International Ltd ("KBII") is a Sub-Adviser for the Registrant's Emerging Markets Equity Fund. The principal business address of KBII is 3rd Floor, 2 Harbourmaster Place, IFSC, Dublin 1, Ireland. KBII is a registered investment adviser under the Advisers Act.

Name and Position with Investment Adviser	Name and Principal Business Address of Other Company	Connection with Other Company
Sean Hawkshaw Director	Kleinwort Benson Investors Dublin Ltd. 3rd Floor, 2 Harbourmaster Place, IFSC, Dublin 1,Ireland	Chief Executive Officer, Director
George Aylward Director	Virtus Investment Partners Inc. 100 Pearl Street 9th Floor Hartford, CT 06103	President, Chief Executive, Director
Rüdiger Schmid-Kühnhöfer Director	BHF Kleinwort Benson Group SA Avenue Louise 326 1050 Brussels Belgium	Chief Operating Officer, General Counsel
Geoff Blake Director	Kleinwort Benson Investors Dublin Ltd. 3rd Floor, 2 Harbourmaster Place, IFSC, Dublin 1,Ireland	Director, Head of Business Development & Client Services

Lazard Asset Management LLC

Lazard Asset Management LLC ("Lazard") is a Sub-Adviser for the Registrant's Emerging Markets Equity Fund. The principal business address of Lazard is 30 Rockefeller Plaza, New York, New York 10112. Lazard is a registered investment adviser under the Advisers Act.

Name and Position with Investment Adviser	Name and Principal Business Address of Other Company	Connection with Other Company
James Donald Managing Director, Portfolio Manager/Analyst	Empower 111 John Street, Suite 1005 New York, NY 10038	Board of Directors
	20-20 Investment Association 3025 Harborview Drive Gig Harbor, WA 98335	Board of Directors
Andrew Lacey Deputy Chairman, Portfolio Manager/Analyst	The Link Community School 120 Livingston Street Newark, NJ 07103	Board of Directors
	Wesleyan Wesleyan Station Middletown, CT 06459	Committee Member for Athletics Council

Name and Position with Investment Adviser	Name and Principal Business Address of Other Company	Connection with Other Company
	Montclair Art Museum 3 South Mountain Avenue Montclair, NJ 07042	Board of Directors
John Reinsberg Deputy Chairman, Portfolio Manager/Analyst	University of Pennsylvania School of Arts and Sciences 120 Claudia Cohen Hall 249 South 36th Street Philadelphia, PA 19104	Member of Board of Overseers
	University of Pennsylvania Huntsman Program 3732 Locust Walk Philadelphia, PA 19104	Member of Advisory Board
	Alliance for Cancer Gene Therapy Ninety Six Cummings Point Road Stamford, CT 06902	Member of Advisory Board
	U.S. Institute (Institutional Investor) 225 Park Avenue South New York, NY 10003	Board of Directors member
Ronald Temple Managing Director, Portfolio Manager/Analyst	The Link Community School 120 Livingston Street Newark, NJ 07103	Board of Directors
Richard Tutino Managing Director, Portfolio Manager/Analyst	US Ski and Snowboard Association 1 Victory Lane Park City, UT 84060	Board of Trustees

Neuberger Berman Investment Advisers LLC

Neuberger Berman Investment Advisers LLC (f/k/a Neuberger Fixed Income LLC) ("NBIA") is a Sub-Adviser for the Registrant's Emerging Markets Debt, Emerging Markets Equity and International Equity Funds. The principal business address of NBIA is 605 Third Avenue, New York, New York 10158. NBIA is a registered investment adviser under the Advisers Act.

Information as to the directors and executive officers of NBIA set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-61757), and amended through the date hereof, is incorporated by reference. The directors and executive officers of NBIA are: Bradley Tank, Joseph Amato, Andrew Johnson, Lawrence Kohn, Robert Conti, James Dempsey, Brad Cetron, and Robert Eason. These individuals have not been engaged in any other business or profession, vocation or employment of a substantial nature during the past two fiscal years other than in their capacities as a director or officer of NBIA or certain of NBIA's affiliated entities or certain domestic or non-US investment companies.

PanAgora Asset Management Inc.

PanAgora Asset Management Inc. ("PanAgora") is a Sub-Adviser for the Registrant's Emerging Markets Equity Fund. The principal business address of PanAgora is 470 Atlantic Avenue, 8th Floor, Boston, Massachusetts 02210. PanAgora is a registered investment adviser under the Advisers Act.

During the last two fiscal years, no director, officer or partner of PanAgora has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

RWC Asset Advisors (US) LLC

RWC Asset Advisors (US) LLC ("RWC"), is a Sub-Adviser for the Registrant's Emerging Markets Equity Fund. The principal business address of RWC is 2640 South Bayshore Drive, Suite 201, Miami, Florida 33133. RWC is a registered investment adviser under the Advisers Act.

Name and Position with Investment Adviser	Name and Principal Business Address of Other Company	Connection with Other Company
Dawn Cummings Director	DMS Offshore Investment Services DMS House 20 Genesis Close Grand Cayman KY1-1104 CAYMAN ISLANDS	Executive Director, Business Development Caribbean
Mike Corcell Director	RWC Asset Advisors (US) LLC Suite 2675 100 North Tampa Street Tampa FL33602	Portfolio Manager, RWC US Absolute Alpha Fund

Stone Harbor Investment Partners LP

Stone Harbor Investment Partners LP ("Stone Harbor") is a Sub-Adviser for the Registrant's Emerging Markets Debt Fund. The principal business address of Stone Harbor is 31 West 52nd Street, 16th Floor, New York, New York 10019. Stone Harbor is a registered investment adviser under the Advisers Act.

Name and Position with Investment Adviser	Name and Principal Business Address of Other Company	Connection with Other Company
Peter J. Wilby Chief Investment Officer, Managing Member of General Partner	Stone Harbor Investment Funds 31 West 52nd Street 16th Floor New York, NY 10019	President

Tradewinds Global Investors, LLC

Tradewinds Global Investors, LLC ("Tradewinds") is a Sub-Adviser for the Registrant's International Equity Fund. The principal business address of Tradewinds is 2049 Century Park East, 20th Floor, Los Angeles, California 90067. Tradewinds is a registered investment adviser under the Advisers Act.

During the last two fiscal years, no director, officer or partner of Tradewinds has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

WCM Investment Management

WCM Investment Management ("WCM") is a Sub-Adviser for the Registrant's International Equity Fund. The principal business address of WCM is 281 Brooks Street, Laguna Beach, CA 92651. WCM is a registered investment adviser under the Advisers Act.

During the last two fiscal years, no director, officer or partner of WCM has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

Wellington Management Company LLP

Wellington Management Company LLP ("Wellington Management") is a Sub-Adviser for the Registrant's International Fixed Income Fund. The principal business address of Wellington Management is 280 Congress Street, Boston, Massachusetts 02210. Wellington Management is a registered investment adviser under the Advisers Act.

During the last two fiscal years, no director, officer or partner of Wellington Management has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

Item 32.  Principal Underwriters:

(a)  Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

Registrant's distributor, SEI Investments Distribution Co. (the "Distributor"), acts as distributor for:

SEI Daily Income Trust	July 15, 1982
SEI Liquid Asset Trust	November 29, 1982
SEI Tax Exempt Trust	December 3, 1982
SEI Institutional Managed Trust	January 22, 1987
The Advisors' Inner Circle Fund	November 14, 1991
The Advisors' Inner Circle Fund II	January 28, 1993
Bishop Street Funds	January 27, 1995
SEI Asset Allocation Trust	April 1, 1996
SEI Institutional Investments Trust	June 14, 1996
City National Rochdale Funds (f/k/a CNI Charter Funds)	April 1, 1999
Causeway Capital Management Trust	September 20, 2001
ProShares Trust	November 14, 2005
Community Capital Trust (f/k/a Community Reinvestment Act Qualified Investment Fund)	January 8, 2007
TD Asset Management USA Funds	July 25, 2007
SEI Structured Credit Fund, LP	July 31, 2007
Wilshire Mutual Funds, Inc.	July 12, 2008
Wilshire Variable Insurance Trust	July 12, 2008
Global X Funds	October 24, 2008
ProShares Trust II	November 17, 2008
Exchange Traded Concepts Trust (f/k/a FaithShares Trust)	August 7, 2009
Schwab Strategic Trust	October 12, 2009
RiverPark Funds Trust	September 8, 2010
Adviser Managed Trust	December 10, 2010
Huntington Strategy Shares	July 26, 2011
New Covenant Funds	March 23, 2012
Cambria ETF Trust	August 30, 2012

Highland Funds I (f/k/a Pyxis Funds I)	September 25, 2012
KraneShares Trust	December 18, 2012
LocalShares Investment Trust	May 6, 2013
SEI Insurance Products Trust	September 10, 2013
The KP Funds	September 19, 2013
The Advisors' Inner Circle Fund III	February 12, 2014
J.P. Morgan Exchange-Traded Fund Trust	April 1, 2014
O'Connor EQUUS	June 18, 2014
Winton Series Trust	December 11, 2014
SEI Catholic Values Trust	March 24, 2015
SEI Hedge Fund SPC	June 26, 2015
SEI Energy Debt Fund	June 30, 2015
Winton Diversified Opportunities Fund	September 1, 2015
Gallery Trust	January 8, 2016

The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

(b)  Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 25 of Part B. Unless otherwise noted, the business address of each director or officer is One Freedom Valley Drive, Oaks, PA 19456.

Name	Position and Office With Underwriter	Positions and Offices With Registrant
William M. Doran	Director	Trustee
Edward D. Loughlin	Director	—
Wayne M. Withrow	Director	—
Kevin P. Barr	Director, President & Chief Executive Officer	—
Maxine J. Chou Chief Financial Officer, Chief Operations	Officer, & Treasurer	—
Karen E. LaTourette Chief Compliance Officer, Anti-Money	Laundering Officer & Assistant Secretary	—
John C. Munch	General Counsel & Secretary	—
Mark J. Held	Senior Vice President	—
John P. Coary	Vice President & Assistant Secretary	—
Lori L. White	Vice President & Assistant Secretary	—
Judith A. Hirx	Vice President	—
Jason McGhin	Vice President	—
Gary Michael Reese	Vice President	—
Robert M. Silvestri	Vice President

Item 33.  Location of Accounts and Records:

Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended (the "1940 Act"), and the rules promulgated thereunder, are maintained as follows:

(a)  With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3); (6); (8); (12); and 31a-1(d), the required books and records are maintained at the offices of the Registrant's custodian:

Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

(b)/(c) With respect to Rules 31a-1(a); 31a-1(b)(1), (4); (2)(C) and (D); (4); (5); (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of Registrant's administrator:

SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, Pennsylvania 19456

(d)  With respect to Rules 31a-(b)(5); (6), (9) and (10) and 31a-1(f), the required books and records are maintained at the offices of Registrant's Adviser and Sub-Advisers:

SEI Investments Management Corporation
One Freedom Valley Drive
Oaks, Pennsylvania 19456

Acadian Asset Management LLC
260 Franklin Street
Boston, Massachusetts 02110

AllianceBernstein L.P.
1345 Avenue of the Americas
New York, New York 10105

Blackcrane Capital, LLC
500 108th Ave NE, STE 960
Bellevue, Washington 98005

Causeway Capital Management LLC
11111 Santa Monica Boulevard, 15th Floor
Los Angeles, California 90025

Delaware Investments Fund Advisers, a series of Delaware Management Business Trust
One Commerce Square
2005 Market Street
Philadelphia, Pennsylvania 19103

FIL Investment Advisors
Pembroke Hall
42 Crow Lane
Pembroke HM 19
Bermuda

Henderson Global Investors (North America) Inc.
737 North Michigan Avenue, Suite 1700
Chicago, Illinois 60611

INTECH Investment Management LLC
525 Okeechobee Boulevard, Suite 1800
West Palm Beach, Florida 33401

Investec Asset Management Ltd.
Woolgate Exchange
25 Basinghall Street
London, United Kingdom
EC2V 5HA

J O Hambro Capital Management Limited
Ground Floor, Ryder Court
14 Ryder Street
London, United Kingdom
SW1Y 6QB

Kleinwort Benson Investors International Ltd
3rd Floor
2 Harbourmaster Place
IFSC, Dublin 1, Ireland

Lazard Asset Management LLC
30 Rockefeller Plaza
New York, New York 10112

Neuberger Berman Investment Advisers LLC
(f/k/a Neuberger Berman Fixed Income)
605 Third Avenue
New York, New York 10158

PanAgora Asset Management Inc.
470 Atlantic Avenue, 8th Floor
Boston, Massachusetts 02110

RWC Asset Advisors (US) LLC
2640 South Bayshore Drive, Suite 201
Miami, Florida 33133

Stone Harbor Investment Partners LP
31 West 52nd Street, 16th Floor
New York, New York 10019

Tradewinds Global Investors, LLC
2049 Century Park East, 20th Floor
Los Angeles, California 90067

WCM Investment Management
281 Brooks Street
Laguna Beach, California 92651

Wellington Management Company, LLP
280 Congress Street
Boston, Massachusetts 02210

Item 34.  Management Services:

None.

Item 35.  Undertakings:

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 67 to Registration Statement No. 033-22821 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 28th day of January, 2016.

SEI INSTITUTIONAL INTERNATIONAL TRUST

BY:  /S/ ROBERT A. NESHER

  Robert A. Nesher

  Trustee, President & Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

	* William M. Doran	Trustee	January 28, 2016
	* George J. Sullivan, Jr.	Trustee	January 28, 2016
	* Nina Lesavoy	Trustee	January 28, 2016
	* James M. Williams	Trustee	January 28, 2016
	* Mitchell A. Johnson	Trustee	January 28, 2016
	* Hubert L. Harris, Jr.	Trustee	January 28, 2016
	/s/ ROBERT A. NESHER Robert A. Nesher	Trustee, President & Chief Executive Officer	January 28, 2016
	/s/ ARTHUR RAMANJULU Arthur Ramanjulu	Controller & Chief Financial Officer	January 28, 2016
*By:	/s/ ROBERT A. NESHER Robert A. Nesher Attorney-in-Fact

EXHIBIT INDEX

Exhibit Number	Description
EX-99.B(d)(5)	Amended Schedule B, dated September 15, 2015, to the Investment Sub-Advisory Agreement, dated April 2, 2009, between SIMC and Acadian Asset Management with respect to the International Equity Fund
EX-99.B(d)(17)	Investment Sub-Advisory Agreement, dated June 21, 2013, between SIMC and Investec Asset Management Ltd. with respect to the Emerging Markets Debt Fund
EX-99.B(d)(20)

Amended Schedules A and B, dated September 15, 2015, to the Investment Sub-Advisory Agreement, dated September 20, 2012, between SIMC and Kleinwort Benson Investors International Ltd with respect to the Emerging Markets Equity Fund

EX-99.B(d)(23)

Amendment, dated January 1, 2016, to the Investment Sub-Advisory Agreement, dated December 12, 2013, with Amended Schedules A and B, dated January XX, 2016, between SIMC and Neuberger Berman Investment Advisers LLC with respect to the Emerging Markets Debt, Emerging Markets Equity and International Equity Funds

EX-99.B(d)(25)	Investment Sub-Advisory Agreement, dated March 24, 2015, between SIMC and RWC Asset Advisors (US) LLC with respect to the Emerging Markets Equity Fund
EX-99.B(d)(26)	Amended Schedule B, dated June 23, 2015, to the Investment Sub-Advisory Agreement, dated March 24, 2015, between SIMC and RWC Asset Advisors (US) LLC with respect to the Emerging Markets Equity Fund
EX-99.B(d)(29)	Investment Sub-Advisory Agreement, dated June 23, 2015, between SIMC and WCM Investment Management with respect to International Equity Fund
EX-99.B(g)(2)	Schedule of Global Custody Services and Charges, dated September 16, 2014, to the Custodian Agreement between the Trust and Brown Brothers Harriman & Co.
EX-99.B(i)	Opinion and Consent of Counsel
EX-99.B(j)	Consent of Independent Registered Public Accounting Firm
EX-99.B(p)(1)	The Code of Ethics for SEI Investments Management Corporation, dated August 8, 2014
EX-99.B(p)(2)	The Code of Ethics for SEI Investments Distribution Co., dated October 1, 2014
EX-99.B(p)(3)	The Code of Ethics for SEI Investments Global Funds Services, dated February 2015
EX-99.B(p)(5)	The Code of Ethics for Acadian Asset Management LLC, dated February 2015
EX-99.B(p)(6)	The Code of Ethics for AllianceBernstein L.P., dated June 2015
EX-99.B(p)(8)	The Code of Ethics for Causeway Capital Management LLC, dated June 30, 2015
EX-99.B(p)(19)	The Code of Ethics for RWC Asset Advisors (US) LLC, dated March 2013
EX-99.B(p)(22)	The Code of Ethics for WCM Investment Management, dated December 31, 2013
EX-99.B(q)(8)	Power of Attorney for Arthur Ramanjulu, dated June 26, 2015